                                                      REGISTRATION NOS. 2-80751
                                                                       811-3618

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]
                                                                         [X]
    Post-Effective Amendment No. 19
                                    and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                         [_]
                                                                         [X]
    Amendment No. 21
                       (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                        METROPOLITAN SERIES FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          One Madison Avenue                             10010
            New York, York                             (ZIP CODE)
   (ADDRESS OF PRINCIPAL EXECUTIVE
               OFFICE)

       Registrant's Telephone Number, Including Area Code: 212-578-2674

                               ----------------

                             GARY A. BELLER, ESQ.
                              One Madison Avenue
                        New York, New York 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copy to:
                             GARY O. COHEN, ESQ.
                       Freedman, Levy, Kroll & Simonds
                        1050 Connecticut Avenue, N.W.
                            Washington, D.C. 20036

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
  [_] immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] on March 3, 1997 pursuant to paragraph (b) of Rule 485.
  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
  [_] on (date) pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
  [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

  PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF COMMON SHARES. THE REGISTRANT'S RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 1996 WAS FILED WITH THE COMMISSION ON OR ABOUT FEBRUARY 28, 1997.

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                         METROPOLITAN SERIES FUND, INC.

                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 481(a)

                               ----------------

   N-1A
 ITEM NO.                                                 PROSPECTUS HEADING
 --------                                                 ------------------
    1.    Cover.....................................  Cover Page
    2.    Synopsis..................................     *
    3.    Condensed Financial Information...........  Supplementary Financial
                                                       Information
    4.    General Description of Registrant.........  The Fund and its Purpose;
                                                       General Information About
                                                       the Fund and its Shares;
                                                       Investments in the
                                                       Portfolios
    5.    Management of the Fund....................  Management of the Fund
    6.    Capital Stock and other Securities........  Dividends, Distributions and Taxes; General Infor-
                                                       mation About the Fund and
                                                       its Shares
    7.    Purchase of Securities Being Offered......  Sale and Redemption of
                                                       Shares
    8.    Redemption or Repurchase..................  Sale and Redemption of
                                                       Shares
    9.    Pending Legal Proceedings.................     *

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* Not Applicable

                         METROPOLITAN SERIES FUND, INC.

                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 481(a)

                               ----------------

   N-1A                                                STATEMENT OF ADDITIONAL
 ITEM NO.                                                INFORMATION HEADING
 --------                                              -----------------------
   10.    Cover Page................................  Cover Page
   11.    Table of Contents.........................  Table of Contents
   12.    General Information and History...........     *
   13.    Investment Objectives and Policies........  Investment Practices and
                                                       Policies
   14.    Management of the Registrant..............  Directors and Officers
   15.    Control Persons and Principal Holders of
           Securities...............................     *
   16.    Investment Advisory and Other Services....  Investment Management
                                                       Arrangements
   17.    Brokerage Allocation......................  Investment Management
                                                       Arrangements
   18.    Capital Stock and Other Securities........  Sale and Redemption of
                                                       Shares
   19.    Purchase, Redemption and Pricing of
           Securities Being Offered.................  Sale and Redemption of
                                                       Shares
   20.    Tax Status................................  Taxes
   21.    Underwriters..............................  Sale and Redemption of
                                                       Shares
   22.    Calculations of Yield Quotations of Money
           Market Funds.............................     *
   23.    Financial Statements......................  Financial Statements

--------
* Not Applicable

                                  PROSPECTUS
                                      for
                        METROPOLITAN SERIES FUND, INC.

  Metropolitan Series Fund, Inc. ("Fund") is an investment company designed to meet a wide range of investment objectives with its separate Portfolios. Each Portfolio resembles a separate fund issuing its own shares. Metropolitan Life Insurance Company ("Metropolitan Life") is the investment manager for the Fund. State Street Research & Management Company ("State Street Research"), a wholly-owned subsidiary of Metropolitan Life, is the sub-investment manager with respect to the State Street Research Growth, State Street Research Income, State Street Research Diversified and State Street Research Aggressive Growth Portfolios. GFM International Investors Limited ("GFM"), a subsidiary of Metropolitan Life, is the sub-investment manager of the GFM International Stock Portfolio. Loomis, Sayles & Company, L.P. ("Loomis Sayles"), whose general partner is indirectly owned by Metropolitan Life, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. Janus Capital Corporation ("Janus") is the sub-investment manager for the Janus Mid Cap Portfolio. T. Rowe Price Associates, Inc. ("T. Rowe Price") is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio. Scudder, Stevens & Clark, Inc. ("Scudder") is the sub-investment manager for the Scudder Global Equity Portfolio.

  The investment objectives of the eleven currently available Portfolios are as follows:

STATE STREET RESEARCH GROWTH PORTFOLIO: to achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

STATE STREET RESEARCH INCOME PORTFOLIO: to achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities. (The term "high-quality" is used to describe certain debt securities rated within the three highest grades by credit rating services as explained under "State Street Research Income Portfolio.")

METLIFE MONEY MARKET PORTFOLIO: to achieve the highest possible current income consistent with preservation of capital and maintenance of liquidity, by investing primarily in short-term money market instruments. INVESTMENT IN THIS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT.

STATE STREET RESEARCH DIVERSIFIED PORTFOLIO: to achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research.

STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO: to achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

METLIFE STOCK INDEX PORTFOLIO: to equal the performance of the Standard & Poor's 500 Composite Stock Price Index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

GFM INTERNATIONAL STOCK PORTFOLIO: to achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

JANUS MID CAP PORTFOLIO: To provide long-term growth of capital. It pursues this objective by investing primarily in securities issued by medium-sized companies.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO: To achieve long-term capital growth by investing in small capitalization companies.

SCUDDER GLOBAL EQUITY PORTFOLIO: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

  There can be no assurance that the objectives of any Portfolio will be realized.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE  COMMISSION NOR HAS  THE COMMISSION PASSED  UPON THE ACCURACY  OR
    ADEQUACY OF THIS  PROSPECTUS. ANY REPRESENTATION TO THE  CONTRARY IS A
     CRIMINAL OFFENSE.

  THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN LOWER-RATED SECURITIES, COMMONLY KNOWN AS "JUNK BONDS" AND MAY INVEST SUBSTANTIALLY ALL OF ITS ASSETS IN SUCH SECURITIES. INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. INVESTORS SHOULD ASSESS CAREFULLY THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, ENDORSED OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ANY BANK OR OTHER DEPOSITORY INSTITUTION, SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE COMPANY, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, ENTITY OR PERSON AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  This Prospectus sets forth concisely information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center, Area 2H; telephone number (212) 578-4057. Inquiries may be made to the same address or telephone number. This Prospectus should be read and retained for future reference.

  The date of this Prospectus is March 3, 1997. The date of the Statement of Additional Information is March 3, 1997.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
       The Fund and its Purpose............................................   2
       Financial Highlights................................................   3
       Investments in the Portfolios.......................................   7
        Investment Objectives and General Investment Policies..............   7
         State Street Research Growth Portfolio............................   7
         State Street Research Income Portfolio............................   8
         MetLife Money Market Portfolio....................................   8
         State Street Research Diversified Portfolio.......................   9
         State Street Research Aggressive Growth Portfolio.................  10
         MetLife Stock Index Portfolio.....................................  10
         GFM International Stock Portfolio.................................  11
         Loomis Sayles High Yield Bond Portfolio...........................  12
         T. Rowe Price Small Cap Growth Portfolio..........................  13
         Janus Mid Cap Portfolio...........................................  14
         Scudder Global Equity Portfolio ..................................  15
        Fundamental Investment Policies....................................  16
        Other Investment Practices.........................................  17
       Management of the Fund..............................................  23
       General Information About the Fund and its Shares...................  27
       Dividends, Distributions and Taxes..................................  28
       Sale and Redemption of Shares.......................................  29

                           THE FUND AND ITS PURPOSE

  Metropolitan Series Fund, Inc. is an open-end management investment company. The Fund is a "series" type of mutual fund which issues separate classes (or series) of stock, each of which currently represents a separate portfolio of investments. The Fund's classes of shares are issued and redeemed at net asset value without a sales load.

  The shares of the Fund are offered to Metropolitan Life and its affiliated insurance companies ("Insurance Companies"), including Metropolitan Tower Life Insurance Company ("Metropolitan Tower"), in order to fund certain of their separate accounts used to support various insurance contracts including variable life insurance policies, whether scheduled premium, flexible premium or single premium policies, or variable annuity contracts (such policies and contracts being hereinafter referred to as the "Contracts"). Not all of the current Portfolios of the Fund are available to each of the separate accounts which hold shares of the Fund. The rights of an Insurance Company holding Fund shares for a separate account are different from the rights of the owner of a Contract. The terms "shareholder" or "shareholders" in this Prospectus shall refer to the Insurance Companies, and not to any Contract owner.

  The structure of the Fund permits Contract owners, within the limitations described in the appropriate Contract, to allocate the amounts under the Contracts for ultimate investment in the various Portfolios of the Fund. See the prospectus or other material which is attached at the front of this Prospectus for a description of the appropriate Contract, which Portfolios of the Fund are available to such Contract owners and the relationship between increases or decreases in the net asset value of Fund shares (and any dividends and distributions on such shares) and the benefits provided under such Contract.

 It is conceivable that in the future it may be disadvantageous for scheduled, flexible and single premium variable life insurance separate accounts and variable annuity separate accounts to invest simultaneously in the Fund. However, the Fund, Metropolitan Tower and Metropolitan Life do not currently foresee any such disadvantages to variable annuity contract owners or to flexible premium, scheduled premium or single premium variable life insurance policy owners. The Fund's Board of Directors intends to monitor events for the existence of any material irreconcilable conflict between or among such owners, and the Insurance Companies will take whatever remedial action may be necessary.

                                 PROSPECTUS 2

                             FINANCIAL HIGHLIGHTS

  The table below* has been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and notes thereto in the Statement of Additional Information or as previously stated in earlier reports. For further information about the performance of the Portfolios, see the Fund's December 31, 1996 Management's Discussion and Analysis which appears under the caption "Financial Statements" in the Statement of Additional Information. No material is included relating to the Loomis Sayles High Yield Bond Portfolio, Janus Mid Cap Portfolio, T. Rowe Price Small Cap Growth Portfolio or Scudder Global Equity Portfolio, which were added to the Fund on March 3, 1997.

                                                     STATE STREET RESEARCH GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                           FOR THE     FOR THE     FOR THE    FOR THE   FOR THE   FOR THE   FOR THE    FOR THE   FOR THE   FOR THE
                            YEAR         YEAR       YEAR        YEAR      YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                            ENDED       ENDED       ENDED      ENDED     ENDED     ENDED     ENDED      ENDED     ENDED     ENDED
                          DECEMBER     DECEMBER   DECEMBER    DECEMBER  DECEMBER  DECEMBER  DECEMBER   DECEMBER  DECEMBER  DECEMBER
                          31, 1996     31, 1995   31, 1994    31, 1993  31, 1992  31, 1991  31, 1990   31, 1989  31, 1988  31, 1987
                          --------     --------   --------    --------  --------  --------  --------   --------  --------  --------
SELECTED DATA FOR A
 SHARE OF CAPITAL STOCK
 OUTSTANDING THROUGHOUT
 THE PERIOD:
NET ASSET VALUE:
 Beginning of period...  $     27.56  $    21.81  $   23.27   $  21.72  $  21.56  $  17.20  $  19.34   $  14.64  $  13.89  $  13.72
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
Income From Investment
 Operations
 Net investment income.          .36         .35        .30        .28       .34       .41       .51        .54       .71       .37
 Net realized and
  unrealized
  gain (loss)..........         5.78        6.83      (1.06)      3.24      2.13      5.39     (2.15)      4.81       .78       .63
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
Total From Investment
 Operations............         6.14        7.18       (.76)      3.52      2.47      5.80     (1.64)      5.35      1.49      1.00
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
Less Distributions
 Dividends from net
  investment income....         (.36)       (.35)      (.30)      (.28)     (.29)     (.42)     (.50)      (.52)     (.74)     (.35)
 Dividends from net
  realized capital
  gains................        (2.83)      (1.08)      (.40)     (1.69)    (2.02)    (1.02)       --       (.13)       --      (.48)
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
Total Distributions....        (3.19)      (1.43)      (.70)     (1.97)    (2.31)    (1.44)     (.50)      (.65)     (.74)     (.83)
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
NET ASSET VALUE: End of
 period................  $     30.51  $    27.56  $   21.81   $  23.27  $  21.72  $  21.56  $  17.20   $  19.34  $  14.64  $  13.89
                         ===========  ==========  =========   ========  ========  ========  ========   ========  ========  ========
 Total Return..........        22.18%      33.14%     (3.25)%    14.40%    11.56%    33.09%    (8.50)%    36.64%    10.69%     7.19%
 Net assets at end of
  period...............  $ 1,597,728  $1,094,751  $ 746,433   $640,413  $351,028  $232,160  $153,255   $140,279  $ 99,982  $ 96,177
  (In Thousands)
SIGNIFICANT RATIOS:
 Operating expenses to
  average net assets...         0.29%       0.31%      0.32%      0.28%     0.25%     0.25%     0.25%      0.25%     0.25%     0.25%
 Net investment income
  to average net
  assets...............         1.29%       1.46%      1.40%      1.19%     1.52%     2.04%     2.83%      2.98%     4.83%     2.30%
 Portfolio turnover
  (Note 1).............        93.05%      42.52%     57.27%     66.27%    63.74%    62.29%    39.86%     58.01%    51.21%    45.36%
 Average broker
  commisson rate (Note
  2)...................  $    0.0578          --         --         --        --        --        --         --        --        --
                                                     STATE STREET RESEARCH INCOME PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                           FOR THE     FOR THE     FOR THE    FOR THE   FOR THE   FOR THE   FOR THE    FOR THE   FOR THE   FOR THE
                            YEAR         YEAR       YEAR        YEAR      YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                            ENDED       ENDED       ENDED      ENDED     ENDED     ENDED     ENDED      ENDED     ENDED     ENDED
                          DECEMBER     DECEMBER   DECEMBER    DECEMBER  DECEMBER  DECEMBER  DECEMBER   DECEMBER  DECEMBER  DECEMBER
                          31, 1996     31, 1995   31, 1994    31, 1993  31, 1992  31, 1991  31, 1990   31, 1989  31, 1988  31, 1987
                          --------     --------   --------    --------  --------  --------  --------   --------  --------  --------
SELECTED DATA FOR A
 SHARE OF CAPITAL STOCK
 OUTSTANDING THROUGHOUT
 THE PERIOD:
NET ASSET VALUE:
 Beginning of period...       $12.73      $11.32     $12.59     $12.22    $12.32    $11.16    $11.10     $10.58    $10.47    $13.74
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
Income From Investment
 Operations
 Net investment income.         0.82         .83        .91        .83       .90       .94      1.16        .99       .95       .97
 Net realized and
  unrealized gain
  (loss)...............        (0.36)       1.38      (1.31)       .86      (.05)     1.14      (.05)       .41       .02     (1.27)
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
Total From Investment
 Operations............         0.46        2.21       (.40)      1.69       .85      2.08      1.11       1.40       .97      (.30)
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
Less Distributions
 Dividends from net
  investment income....        (0.81)       (.80)      (.87)      (.88)    ( .71)     (.92)    (1.05)      (.88)     (.86)    (1.76)
 Dividends from net
  realized capital
  gains................        (0.02)         --         --       (.44)     (.24)       --        --         --        --     (1.21)
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
Total Distributions....        (0.83)       (.80)      (.87)     (1.32)     (.95)     (.92)    (1.05)      (.88)     (.86)    (2.97)
                         -----------  ----------  ---------   --------  --------  --------  --------   --------  --------  --------
NET ASSET VALUE: End of
 period................       $12.36      $12.73     $11.32     $12.59    $12.22    $12.32    $11.16     $11.10    $10.58    $10.47
                         ===========  ==========  =========   ========  ========  ========  ========   ========  ========  ========
 Total Return..........         3.60%      19.55%     (3.15)%    11.36%     6.91%    17.31%    10.03%     13.35%     9.28%   (1.87%)
 Net assets at end of
  period...............  $   383,395  $  349,913  $ 275,659   $299,976  $156,245  $ 87,412  $ 54,531   $ 48,629  $ 35,670  $ 27,800
  (In Thousands)
SIGNIFICANT RATIOS:
 Operating expenses to
  average net assets...         0.32        0.34%      0.35%      0.32%     0.25%     0.25%     0.25%      0.25%     0.25%     0.25%
 Net investment income
  to average net assets
  .....................         6.64%       7.01%      7.02%      6.39%     7.16%     7.61%     9.80%      8.81%     8.26%     8.34%
 Portfolio turnover
  (Note 1).............        92.90%     102.88%    141.15%    136.98%   151.74%    78.87%    82.93%     51.03%    74.10%    79.59%

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* Footnotes appear on Page 6.

                                 PROSPECTUS 3

                                                       METLIFE MONEY MARKET PORTFOLIO
                          --------------------------------------------------------------------------------------------------
                          FOR THE   FOR THE   FOR THE   FOR THE   FOR THE   FOR THE   FOR THE   FOR THE   FOR THE   FOR THE
                            YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                           ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                          DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER
                          31, 1996  31, 1995  31, 1994  31, 1993  31, 1992  31, 1991  31, 1990  31, 1989  31, 1988  31, 1987
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
SELECTED DATA FOR A
 SHARE OF CAPITAL STOCK
 OUTSTANDING THROUGHOUT
 THE PERIOD:
NET ASSET VALUE:
 Beginning of period....    $10.45   $10.48     $10.49    $10.52    $10.59    $10.67    $10.49    $10.32    $10.18    $10.78
                          --------  -------   --------  --------  --------  --------  --------  --------  --------  --------
Income From Investment
 Operations
Net investment income...       .53      .59        .40       .28       .39       .57       .86       .95       .76       .64
                          --------  -------   --------  --------  --------  --------  --------  --------  --------  --------
Total From Investment
 Operations.............       .53      .59        .40       .28       .39       .57       .86       .95       .76       .64
                          --------  -------   --------  --------  --------  --------  --------  --------  --------  --------
Less Distributions
Dividends from net
 investment income......      (.54)    (.62)      (.41)     (.31)     (.46)     (.65)     (.68)     (.78)     (.62)    (1.24)
                          --------  -------   --------  --------  --------  --------  --------  --------  --------  --------
Total Distributions.....      (.54)    (.62)      (.41)     (.31)     (.46)     (.65)     (.68)     (.78)     (.62)    (1.24)
                          --------  -------   --------  --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE: End of
 period.................    $10.44   $10.45     $10.48    $10.49    $10.52    $10.59    $10.67    $10.49    $10.32    $10.18
                          ========  =======   ========  ========  ========  ========  ========  ========  ========  ========
Total Return............      5.01%    5.59%      3.85%     2.90%     3.73%     6.10%     8.23%     9.28%     7.55%     6.22%
Net assets at end of
 period.................   $41,637  $40,456    $39,961   $44,321   $55,412   $70,946   $78,014   $41,779   $26,907   $17,147
 (In Thousands)
SIGNIFICANT RATIOS:
Operating expenses to
 average net assets.....      0.43%    0.49%      0.44%     0.38%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Net investment income to
 average net assets.....      4.92%    5.39%      3.76%     2.85%     3.68%     5.93%     7.68%     8.82%     7.33%     6.06%
Portfolio turnover .....       N/A      N/A        N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A

                                                  STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
                         --------------------------------------------------------------------------------------------------------
                          FOR THE      FOR THE    FOR THE    FOR THE   FOR THE   FOR THE   FOR THE   FOR THE   FOR THE   FOR THE
                            YEAR         YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                           ENDED        ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                          DECEMBER     DECEMBER   DECEMBER   DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER
                          31, 1996     31, 1995   31, 1994   31, 1993  31, 1992  31, 1991  31, 1990  31, 1989  31, 1988  31, 1987
                         ----------   ----------  --------   --------  --------  --------  --------  --------  --------  --------
SELECTED DATA FOR A
 SHARE OF CAPITAL STOCK
 OUTSTANDING THROUGHOUT
 THE PERIOD:
NET ASSET VALUE:
 Beginning of period....     $15.95       $13.40    $14.41     $13.58    $13.61    $11.47    $12.16    $10.58    $10.34    $10.34
                         ----------   ----------  --------   --------  --------  --------  --------  --------  --------  --------
Income From Investment
 Operations
 Net investment income..        .55          .59       .51        .46       .53       .62       .68       .75       .73       .56
 Net realized and
  unrealized gain
  (loss)................       1.77         3.02      (.95)      1.58       .74      2.23      (.68)     1.54       .23      (.18)
                         ----------   ----------  --------   --------  --------  --------  --------  --------  --------  --------
Total From Investment
 Operations.............       2.32         3.61      (.44)      2.04      1.27      2.85       .00      2.29       .96       .38
                         ----------   ----------  --------   --------  --------  --------  --------  --------  --------  --------
Less Distributions
 Dividends from net
  investment income.....       (.53)        (.58)     (.50)      (.54)     (.55)     (.62)     (.69)     (.71)     (.72)     (.38)
 Dividends from net
  realized capital
  gains.................      (1.07)        (.48)     (.07)      (.67)     (.75)     (.09)       --        --        --        --
                         ----------   ----------  --------   --------  --------  --------  --------  --------  --------  --------
Total Distributions.....      (1.60)       (1.06)     (.57)     (1.21)    (1.30)     (.71)     (.69)     (.71)     (.72)     (.38)
                         ----------   ----------  --------   --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE: End of
 period.................     $16.67       $15.95    $13.40     $14.41    $13.58    $13.61    $11.47    $12.16    $10.58    $10.34
                         ==========   ==========  ========   ========  ========  ========  ========  ========  ========  ========
 Total Return...........      14.52%       27.03%    (3.06)%    12.75%     9.48%    24.84%     0.00%    21.76%     9.25%     3.63%
 Net assets at end of
  period................ $1,448,841   $1,114,834  $892,826   $743,798  $334,480  $232,276  $184,879  $172,968  $134,303  $112,867
  (In Thousands)
SIGNIFICANT RATIOS:
 Operating expenses to
  average net assets....       0.29%        0.31%     0.32%      0.29%     0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
 Net investment income
  to average net
  assets................       3.38%*       3.92%     3.66%      3.16%     3.85%     4.94%     5.74%     6.30%     6.64%     5.27%
 Portfolio turnover
  (Note 1)..............      91.07%       79.29%    96.49%     95.84%   114.67%    70.56%    62.51%    50.61%    70.14%    61.30%
 Average broker
  commission rate (Note
  2)....................    $0.0578          --        --         --        --        --        --        --        --        --

-------

* Footnotes appear on Page 6.

                                  PROSPECTUS 4

                                                     STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------------------
                   FOR THE YEAR  FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                      ENDED         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                     DECEMBER      DECEMBER     DECEMBER     DECEMBER     DECEMBER     DECEMBER     DECEMBER     DECEMBER
                     31, 1996      31, 1995     31, 1994     31, 1993     31, 1992     31, 1991     31, 1990     31, 1989
                   ------------  ------------ ------------ ------------ ------------ ------------ ------------ ------------
SELECTED DATA FOR
 A SHARE OF
 CAPITAL STOCK
 OUTSTANDING
 THROUGHOUT THE
 PERIOD:
NET ASSET VALUE:
 Beginning of
 period..........       $25.87       $22.05       $22.54       $19.52       $18.11       $10.95       $12.41       $10.42
                    ----------     --------     --------     --------     --------     --------     --------     --------
Income From
 Investment
 Operations
 Net investment
  income.........        (0.02)        (.01)         .05          .04          .08          .06          .15          .20
 Net realized and
  unrealized gain
  (loss).........         2.01         6.50         (.48)        5.06         1.77         7.25        (1.43)        3.00
                    ----------     --------     --------     --------     --------     --------     --------     --------
Total From
 Investment
 Operations......         1.99         6.49         (.43)        5.10         1.85         7.31        (1.28)        3.20
                    ----------     --------     --------     --------     --------     --------     --------     --------
Less
 Distributions
 Dividends from
  net investment
  income.........           --           --         (.05)        (.06)        (.10)        (.07)        (.14)        (.14)
 Dividends from
  net realized
  capital gains..        (0.75)       (2.67)        (.01)       (2.02)        (.34)        (.08)        (.04)       (1.07)
                    ----------     --------     --------     --------     --------     --------     --------     --------
Total
 Distributions...        (0.75)       (2.67)        (.06)       (2.08)        (.44)        (.15)        (.18)       (1.21)
                    ----------     --------     --------     --------     --------     --------     --------     --------
NET ASSET VALUE:
 End of period...       $27.11       $25.87       $22.05       $22.54       $19.52       $18.11       $10.95       $12.41
                    ==========     ========     ========     ========     ========     ========     ========     ========
 Total Return....         7.72%       29.50%       (1.88)%      22.63%       10.39%       66.41%      (10.34)%      30.94%
 Net assets at
  end of period..   $1,321,849     $958,915     $590,047     $387,949     $129,249     $ 45,858     $ 15,409     $ 11,280
  (In Thousands)
SIGNIFICANT
 RATIOS:
 Operating
  expenses to
  average net
  assets.........         0.79%        0.81%        0.82%        0.79%        0.75%        0.75%        0.75%        0.75%
 Net investment
  income to
  average net
  assets.........        (0.11)%      (0.06%)       0.24%        0.18%        0.46%        0.45%        1.41%        1.41%
 Portfolio
  turnover (Note
  1) ............       221.23%      255.83%      186.52%      120.82%      100.95%      146.12%      271.31%      226.39%
 Average broker
  commission rate
  (Note 2).......      $0.0576          --           --           --           --           --           --           --

                  STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
                   ---------------
                    FOR THE PERIOD
                    APRIL 29, 1988
                     TO DECEMBER
                       31, 1988
                    --------------
SELECTED DATA FOR
 A SHARE OF
 CAPITAL STOCK
 OUTSTANDING
 THROUGHOUT THE
 PERIOD:
NET ASSET VALUE:
 Beginning of
 period..........       $10.00
                        ------
Income From
 Investment
 Operations
 Net investment
  income.........          .16
 Net realized and
  unrealized gain
  (loss).........          .36
                        ------
Total From
 Investment
 Operations......          .52
                        ------
Less
 Distributions
 Dividends from
  net investment
  income.........         (.10)
 Dividends from
  net realized
  capital gains..          --
                        ------
Total
 Distributions...         (.10)
                        ------
NET ASSET VALUE:
 End of period...       $10.42
                        ======
 Total Return....         5.21%
 Net assets at
  end of period..       $4,738
  (In Thousands)
SIGNIFICANT
 RATIOS:
 Operating
  expenses to
  average net
  assets.........         0.75%*
 Net investment
  income to
  average net
  assets.........         2.06%*
 Portfolio
  turnover (Note
  1) ............        94.35%
 Average broker
  commission rate
  (Note 2).......          --

                                              METLIFE STOCK INDEX PORTFOLIO
                           -------------------------------------------------------------------------
                            FOR THE    FOR THE   FOR THE   FOR THE   FOR THE   FOR THE     FOR THE
                              YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      PERIOD
                             ENDED      ENDED     ENDED     ENDED     ENDED     ENDED    MAY 1, 1990
                            DECEMBER   DECEMBER  DECEMBER  DECEMBER  DECEMBER  DECEMBER  TO DECEMBER
                            31, 1996   31, 1995  31, 1994  31, 1993  31, 1992  31, 1991   31, 1990
                           ----------  --------  --------  --------  --------  --------  -----------
SELECTED DATA FOR A SHARE
 OF CAPITAL STOCK
 OUTSTANDING
 THROUGHOUT THE PERIOD:
NET ASSET VALUE:
 Beginning of period.....      $18.56    $13.87    $14.25    $13.27    $12.76    $9.96     $10.00
                           ----------  --------  --------  --------  --------  -------     ------
Income From Investment
 Operations
 Net investment income...        0.33       .32       .33       .35       .36      .35        .23
 Net realized and
  unrealized gain (loss).        3.88      4.79      (.17)      .98       .60     2.82       (.05)
                           ----------  --------  --------  --------  --------  -------     ------
Total From Investment
 Operations..............        4.21      5.11       .16      1.33       .96     3.17      10.18
                           ----------  --------  --------  --------  --------  -------     ------
Less Distributions
 Dividends from net
  investment income......       (0.33)     (.32)     (.32)     (.35)     (.26)    (.37)      (.22)
 Dividends from net
  realized capital gains.       (0.21)     (.10)     (.22)      --       (.19)     --         --
                           ----------  --------  --------  --------  --------  -------     ------
Total Distributions......       (0.54)     (.42)     (.54)     (.35)     (.45)    (.37)      (.22)
                           ----------  --------  --------  --------  --------  -------     ------
NET ASSET VALUE: End of
 period..................      $22.23    $18.56    $13.87    $14.25    $13.27   $12.76      $9.96
                           ==========  ========  ========  ========  ========  =======     ======
 Total Return............       22.66%    36.87%     1.18%     9.54%     7.44%   29.76%      1.95%
 Net assets at end of
  period.................  $1,122,297  $635,823  $363,001  $282,700  $144,692  $54,183     $6,956
  (In Thousands)
SIGNIFICANT RATIOS:
 Operating expenses to
  average net assets.....        0.30%     0.32%     0.33%     0.32%     0.25%    0.24%      0.25%*
 Net investment income to
  average net assets.....        1.91%     2.22%     2.51%     2.51%     2.74%    2.98%      4.12%*
 Portfolio turnover (Note
  1).....................       11.48%     6.35%     6.55%    13.99%    17.54%    1.18%      3.50%
 Average broker
  commission rate (Note
  2).....................     $0.0204       --        --        --        --       --         --

-------

 *Footnotes appear on page 6

                                  PROSPECTUS 5

                                      GFM INTERNATIONAL STOCK PORTFOLIO
                           ---------------------------------------------------------------
                           FOR THE    FOR THE   FOR THE   FOR THE   FOR THE      FOR THE
                             YEAR       YEAR      YEAR      YEAR      YEAR       PERIOD
                            ENDED      ENDED     ENDED     ENDED     ENDED     MAY 1, 1991
                           DECEMBER   DECEMBER  DECEMBER  DECEMBER  DECEMBER   TO DECEMBER
                           31, 1996   31, 1995  31, 1994  31, 1993  31, 1992    31, 1991
                           --------   --------  --------  --------  --------   -----------
SELECTED DATA FOR A SHARE
 OF CAPITAL STOCK
 OUTSTANDING
 THROUGHOUT THE PERIOD:
NET ASSET VALUE:
 Beginning of period.....    $12.29     $12.30    $12.33     $8.63    $9.71       $10.00
                           --------   --------  --------  --------  -------      -------
Income From Investment
 Operations
 Net investment income...      0.07        .03       .08       .02      .05          .05
 Net realized and
  unrealized gain (loss).     (0.28)       .07       .54      4.52    (1.04)        (.20)
                           --------   --------  --------  --------  -------      -------
Total From Investment
 Operations..............     (0.21)       .10       .62      4.54     (.99)        9.85
                           --------   --------  --------  --------  -------      -------
Less Distributions
 Dividends from net
  investment income......       --        (.04)      --       (.26)    (.09)        (.14)
 Dividends from net
  realized capital gains.     (0.13)      (.07)     (.65)     (.58)     --           --
                           --------   --------  --------  --------  -------      -------
Total Distributions......     (0.13)      (.11)     (.65)     (.84)    (.09)        (.14)
                           --------   --------  --------  --------  -------      -------
NET ASSET VALUE: End of
 period..................    $11.95     $12.29    $12.30    $12.33    $8.63        $9.71
                           ========   ========  ========  ========  =======      =======
 Total Return............     (1.77)%     0.84%     5.08%    47.76%  (10.21)%      (1.55)%
 Net assets at end of
  period.................  $303,826   $297,461  $272,952  $120,781  $18,998      $10,809
  (In Thousands)
SIGNIFICANT RATIOS:
 Net expenses to average
  net assets.............      0.97%      1.01%     1.04%     1.14%    0.97%        0.97%*
 Operating expenses to
  average net assets
  before voluntary
  expense reimbursements.       N/A        N/A       N/A      1.15%     N/A          N/A
 Net investment income to
  average net assets.....      0.56%      0.21%     0.08%     0.15%    0.80%        1.01%*
 Net investment income to
  average net assets
  before voluntary
  expense reimbursements.       N/A        N/A       N/A      0.15%     N/A          N/A
 Portfolio turnover (Note
  1) ....................    116.67%     86.24%    65.84%    88.90%   65.00%       29.41%
 Average broker
  commission rate (Note
  2).....................  $ 0.0037        --        --        --       --           --

-------

Notes:

Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

  * Ratios have been determined based on annualized operating results for the period. Twelve months results may be different.

  (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 are as follows:

                                               PURCHASES    SALES OF SECURITIES
                                             -------------- -------------------
       State Street Research Growth Portfo-
        lio................................. $1,348,105,796   $1,208,264,280
       State Street Research Income Portfo-
        lio.................................    332,786,481      293,974,932
       State Street Research Diversified
        Portfolio...........................  1,224,380,985    1,081,252,639
       State Street Research Aggressive
        Growth
        Portfolio...........................  2,668,086,800    2,444,822,359
       MetLife Stock Index Portfolio........    424,005,842       98,565,577
       GFM International Stock Portfolio....    418,140,220      342,539,121

  (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

  See Notes to Financial Statements.


                                 PROSPECTUS 6

 ...............................................................
INVESTMENTS IN THE PORTFOLIOS
 ...............................................................................

INVESTMENT OBJECTIVES AND GENERAL INVESTMENT POLICIES

  Each Portfolio of the Fund has different general investment objectives, which are described below, and different rates of portfolio turnover. The rate of portfolio turnover, however, will not be a limiting factor when it is deemed appropriate to purchase or sell securities for a Portfolio. Portfolio turnover may vary from year to year or within a year depending upon economic, market and business conditions. To the extent that brokerage commissions and transaction costs are incurred in buying and selling portfolio securities, the rate of portfolio turnover could affect each Portfolio's net asset value. The historical rates of portfolio turnover for the State Street Research Growth, State Street Research Income, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, and GFM International Stock Portfolios are set forth in the Financial Highlights. It is estimated that the annual portfolio turnover will be approximately 60% for the Loomis Sayles High Yield Bond Portfolio, will be between 120% and 125% for the Janus Mid Cap Portfolio, is not expected to exceed 100% for the T. Rowe Price Small Cap Growth Portfolio and will be approximately 50% or less for the Scudder Global Equity Portfolio.

  Also, the Fund intends to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. (See "Dividends, Distributions and Taxes.") Among such requirements is a limitation that less than 30% of the amount of gross income which each Portfolio may derive from gain on the sale or other disposition of instruments may be with respect to instruments held for less than three months. Accordingly, the ability of any Portfolio to effect certain short-term portfolio transactions may be limited. The Fund also intends to comply with the diversification requirements of the Internal Revenue Code (see "Taxes" in the Statement of Additional Information).

  Each Portfolio which invests in equity securities may invest up to 10% of its total assets in shares of other investment companies (up to 5% of which may be invested in any single investment company), including unit investment trusts that issue shares representing separate rights to capital appreciation and dividends in respect of the common stock of various issuers. Such investments may in effect include the payment of duplicative management or other fees. Other limitations may apply (see "Certain Investment Limitations" in the Statement of Additional Information).

  Since investment involves both opportunities for gain and risks of loss, no assurance can be given that the Portfolios will achieve their objectives. Contract owners should carefully review the objectives and policies of the Portfolios and consider their ability to assume the risks involved before purchasing a Contract and allocating amounts thereunder to particular Portfolios.

  The prices of the types of securities usually purchased for the State Street Research Growth, State Street Research Aggressive Growth, MetLife Stock Index, GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios and, to some extent, for the State Street Research Diversified Portfolio tend to fluctuate more than the prices of the securities usually purchased for the State Street Research Income Portfolio or the MetLife Money Market Portfolio. Therefore, the net asset value of these first nine Portfolios may experience greater short-term and long-term variations than the last two listed Portfolios.

  While certain of the investment techniques, instruments and risks associated with each Portfolio are included in the discussion that follows, further information on these subjects appears under the headings "Fundamental Investment Policies" and "Certain Investment Practices" in this Prospectus.

State Street Research Growth Portfolio

  The State Street Research Growth Portfolio seeks long-term growth of capital and income, and moderate current income. The State Street Research Growth Portfolio will seek to achieve a superior overall return, while at the same time attempting to minimize the effects of significant stock market declines.

  It is anticipated that there will be a mix of assets in the State Street Research Growth Portfolio. A portion of the State Street Research Growth Portfolio may be invested in equity securities of good quality and in well-established companies where the stock price is considered to represent good value, based on factors including historical investment standards, such as price/book value ratios and price/earnings ratios. Another portion of the State Street Research Growth Portfolio may be invested in smaller emerging growth companies. These are companies that are in the development stage of their life cycles and that are expected to achieve above-average earnings growth. Typically, these companies are benefiting from new developments in advanced technology or are providing new products and services to consumers. A third portion of the State Street Research Growth Portfolio may be held in short-term fixed income investments.

  The mix of assets in the State Street Research Growth Portfolio will vary with prevailing economic and

                                 PROSPECTUS 7

 ...............................................................
market conditions. Consequently, the three portions of the State Street Research Growth Portfolio's assets will not be invested in any specified proportions. Generally, the greater portion of assets will be invested in equity securities of established companies. Up to 25% of the assets may be invested in securities convertible into common stocks. The State Street Research Growth Portfolio may acquire convertible securities and warrants.

  Investments in relatively smaller companies involve greater risk than is customarily associated with more established companies. These risks are discussed below under "State Street Research Aggressive Growth Portfolio." However, the State Street Research Growth Portfolio will endeavor to control risk by investing in a diversified group of companies and industries. The State Street Research Growth Portfolio will also seek to shift funds into short-term instruments of the type described in the first paragraph under "MetLife Money Market Portfolio" for defensive purposes in periods of adverse market conditions and in periods when short-term rates appear more attractive than prospective equity returns.

State Street Research Income Portfolio

  The primary investment objective of the State Street Research Income Portfolio is to achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk. An additional objective is preservation of capital. In seeking to achieve these objectives, the Portfolio will invest at least 75% of the value of its assets in straight debt securities which have a rating within the three highest grades as determined by Standard & Poor's Ratings Group (Standard & Poor's) or Moody's Investor Services Inc. (Moody's). (See "Investment Practices and Policies" in the Statement of Additional Information for a discussion of these ratings.) In the event that securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Metropolitan Life or State Street Research, such investment is considered appropriate under the circumstances.

  From time to time, up to 25% of the State Street Research Income Portfolio's total assets may be invested in straight debt securities which are not rated within the three highest grades of Standard & Poor's or Moody's as described above, or in convertible debt securities, convertible preferred and preferred stocks of companies, the senior securities of which have a rating within the three highest grades of Standard & Poor's or Moody's applicable to such securities. Debt securities within the top credit categories (i.e., rated AAA, AA or A by Standard & Poor's or Aaa, Aa or A by Moody's) comprise what are generally known as high-grade bonds. Medium-grade bonds (i.e., rated BBB by Standard & Poor's or Baa by Moody's) lack outstanding investment characteristics and also have speculative characteristics, but are regarded as having an adequate capacity to pay principal and interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds. Such debt securities, as well as those in higher grade categories, are generally known as investment grade securities. A discussion of the characteristics of and risks of investing in securities that are less than investment grade is included below under "Loomis Sayles High Yield Bond Portfolio."

  If at any time the State Street Research Income Portfolio purchases unrated investments, such investments would be purchased only if considered by the Fund's Board of Directors to be of comparable quality to the portfolio investments rated by a nationally recognized statistical rating organization ("NRSRO").

  The maturity of debt securities is considered long (ten years or more), intermediate (one to ten years), or short-term (twelve months or less). The proportion invested by the Portfolio in each category will generally vary depending upon an analysis of market values and trends by State Street Research.

  The State Street Research Income Portfolio will be subject to market risks resulting from changes in interest rates. However, the Portfolio's emphasis on high-grade bonds should, overall, minimize the financial risks of its investments. Moreover, the State Street Research Income Portfolio may forego attempting to achieve the highest levels of income in the short term in order to limit risk of loss.

  The State Street Research Income Portfolio will not directly purchase common stocks or warrants. However, it may retain up to 10% of the value of its total assets in common stocks acquired either by conversion of fixed income securities or by the exercise of warrants attached thereto.

  When prevailing market or economic conditions warrant, a portion of the State Street Research Income Portfolio may be invested in short-term instruments of the type described in the first paragraph under "MetLife Money Market Portfolio" below, to effectively utilize cash reserves.

MetLife Money Market Portfolio

  The investment objective of the MetLife Money Market Portfolio is to achieve the highest possible

                                 PROSPECTUS 8

 ...............................................................
current income consistent with preservation of capital and maintenance of liquidity, by investing primarily in short-term money market instruments. The MetLife Money Market Portfolio will invest in short-term United States government securities, government agency securities, bank certificates of deposit and bankers' acceptances, short-term corporate debt securities (such as commercial paper), variable amount master demand notes and repurchase and reverse repurchase agreements. The types of money market instruments in which the MetLife Money Market Portfolio may invest are described more fully in "Investment Practices and Policies," in the Statement of Additional Information.

  The MetLife Money Market Portfolio will limit its investments to securities that are determined to have "minimal credit risks" and that are "Eligible Securities." Eligible Securities have a remaining maturity at the time of purchase of not more than thirteen months. They are rated in one of the two highest rating categories by at least two NRSROs (or by the only NRSRO that has rated the security), or, if unrated, are of comparable quality. The MetLife Money Market Portfolio will not invest more than five percent of its assets in Eligible Securities which are not rated in the highest short-term rating category by at least two NRSROs (or by the only NRSRO that has rated the instrument), or comparable unrated securities ("Second Level Securities").

  In addition to the requirements set forth in fundamental investment policy number 1 under "Investment Practices and Policies" in the Statement of Additional Information, the MetLife Money Market Portfolio generally will not invest more than five percent of its assets in the securities of any one issuer, excluding United States government securities, measured at the time of purchase. Moreover, the Portfolio will invest no more than the greater of (i) one percent of its assets and (ii) one million dollars, in the Second Level Securities of any one issuer. Finally, the Portfolio will maintain a dollar weighted average maturity of not more than ninety days.

  The value of the securities in the MetLife Money Market Portfolio can be expected to vary inversely with the changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of shares of the MetLife Money Market Portfolio could require the sale of portfolio investments at a time when a sale might not be desirable.

State Street Research Diversified Portfolio

  The investment objective of the State Street Research Diversified Portfolio is to achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research. State Street Research will manage the investments of the Portfolio as if they constituted the complete investment program of an investor. It is anticipated that State Street Research will vary the portion of the State Street Research Diversified Portfolio's assets invested in each type of security after considering economic conditions, the general level of common stock prices, interest rates, and other relevant considerations, including the risks of each type of security. The equity securities portion of the Portfolio will be similar in composition to and consist of securities that are permissible investments for the State Street Research Growth Portfolio, the fixed-income debt securities portion will be similar in composition to and consist of securities that are permissible investments for the State Street Research Income Portfolio, and the short-term money market instruments portion will consist of securities of a type described in the first paragraph under "MetLife Money Market Portfolio" above.

  There are no limitations with respect to the percent of the assets of the State Street Research Diversified Portfolio that may be invested in each of the three portions described above. Thus, from time to time it may invest entirely in equity securities, entirely in fixed-income debt securities, entirely in short-term money market instruments, or any combination of these types of securities in accordance with the full, complete and total discretion of State Street Research, subject to the oversight of Metropolitan Life and the Board of Directors of the Fund.

  The State Street Research Diversified Portfolio seeks to reduce the need of an investor in the Fund to consider in which of several types of investments various amounts of his or her monies should be invested, depending on the current economic environment. This difficult task depends on the ability to select appropriate investments at the appropriate time in light of anticipated changes in market conditions. The State Street Research Diversified Portfolio also is designed to reduce the risks associated with investments in any one type of security by utilizing a variety of investments. However, the performance of the Portfolio will depend upon State Street Research's judgment and ability to structure the investments in the Portfolio to maximize return in anticipation of changing market conditions. Obviously, there is no assurance that such goals will be achieved.

                                  PROSPECTUS 9

 ...............................................................

State Street Research Aggressive Growth Portfolio

  The primary investment objective of the State Street Research Aggressive Growth Portfolio is to achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations. Current income is not a consideration in the selection of investments for the Portfolio.

  State Street Research considers emerging growth companies to be less mature companies that are growing substantially faster than the overall U.S. economy. The Portfolio will invest in those emerging growth companies believed to offer appreciation potential greater than the stock market as a whole. State Street Research considers securities to be undervalued or to be special situations when, for example, the stock of larger and more mature companies trade at prices below what State Street Research believes to be the companies' intrinsic value, and therefore offer the potential for above-average investment returns. State Street Research also seeks to identify securities that are undervalued due to adverse operating results, economic or industry conditions or unfavorable publicity. Securities are selected for the State Street Research Aggressive Growth Portfolio based on a continuous study of trends in industries and companies, earning power, growth features and other investment criteria.

  The State Street Research Aggressive Growth Portfolio may not be suitable for all investors because of the risks described below. Investing in stocks of companies that offer high appreciation potential involves greater risk than is customarily associated with investing in more established companies. Investment in relatively less mature companies involves certain risks since such companies often have limited product lines, markets or financial resources, and their management may lack depth of experience. The common stocks of less mature companies frequently are traded only on smaller securities exchanges or in the over-the-counter market. Therefore, the securities of smaller companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. The State Street Research Aggressive Growth Portfolio will also seek to shift funds into short-term instruments of the type described in the first paragraph under "MetLife Money Market Portfolio" for defensive purposes in periods of adverse market conditions and in periods when short-term rates appear more attractive than prospective equity returns.

MetLife Stock Index Portfolio

  The investment objective of the MetLife Stock Index Portfolio is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P Index") (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the S&P Index. The S&P Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P Index, Standard & Poor's Equity Services considers market values and industry diversification. Most of the stocks in the S&P Index are issued by companies among the largest, in terms of the aggregate market value of their outstanding stock, measured by the market price per share multiplied by the number of shares outstanding. Stocks that are not among the five hundred largest are included in the S&P Index for diversification purposes. Standard & Poor's Equity Services may, from time to time, add or remove stocks from the S&P Index. Standard & Poor's Equity Services is not a sponsor of, or in any other way affiliated with, the Fund.

  The MetLife Stock Index Portfolio attempts to duplicate the total return of the S&P Index while maintaining low transaction costs. The Portfolio will invest in equity securities that, as a group, reflect the composite performance of the S&P Index based on a computer program that tracks the performance of the various stocks in the S&P Index. As is the case with the S&P Index, the Portfolio will invest in both dividend paying and non-dividend paying common stocks. The Portfolio may not own, at the same time, each individual stock in the S&P Index. The Portfolio, upon commencement of operations, held about 350 of the stocks included in the S&P Index. Since the commencement of operations, the number has increased to include approximately 472 stocks included in the S&P Index as the Portfolio has grown in total assets. As the total assets in the Portfolio continue to increase it is possible that the number of stocks held by the Portfolio may also increase to include all 500 stocks included in the S&P Index.

  The MetLife Stock Index Portfolio uses a correlation coefficient to measure the relationship between the performance of the Portfolio and the S&P Index. A perfect correlation would produce a coefficient of 1.00 which would be achieved when the Portfolio's net asset value, including the value of its dividends, increases or decreases in exact proportion to the change in the S&P Index. The Portfolio will attempt to maintain a target correlation coefficient of at least
 .95. If this target is in danger of not being achieved, the components of total return of both the Portfolio and the S&P Index would be

                                 PROSPECTUS 10

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broken down to determine the source of the difference so that corrective steps could be taken.

  The Portfolio may also diversify differently by industry segment (such as automotive industry, airline industry, electronics industry) than does the S&P Index. It is expected that initially approximately 60% of the assets in the Portfolio will be allocated based on a simple capitalization basis, with the remaining assets allocated on an industry weighted basis. The Portfolio will be rebalanced only if it deviates from the appropriate weightings by a certain percent depending on the particular stock or industry. The Portfolio will not purchase any common stock that is not included in the S&P Index.

  Under normal circumstances, at least 75% of the total assets of the Portfolio will be common stocks included in the S&P Index. (Circumstances that would not be considered normal include an unusual cash flow pattern such as an unexpectedly large inflow of cash which the portfolio manager is unable to invest quickly and completely in such stocks because of the amount of the cash, or a major catastrophe like atomic war or a natural disaster which prevents investment in common stocks.) A portion of the Portfolio may temporarily be invested in short-term investments of the type described in the first paragraph under "MetLife Money Market Portfolio", pending withdrawal or investment.

  The MetLife Stock Index Portfolio will not utilize a defensive investment approach in periods of adverse market conditions such as generally declining stock prices. Therefore, an investor participating in the Portfolio bears the risk of such adverse market conditions. The Portfolio's return may be lower than the return of the S&P Index because of brokerage and other transaction costs, other Portfolio or Fund expenses, and tracking error.

  The MetLife Stock Index Portfolio will not trade in securities for short-term profits. Generally, the Portfolio will only trade securities to reflect changes in the S&P Index or to carry out appropriate rebalancing for diversification purposes or to more closely track the return of the S&P Index.

GFM International Stock Portfolio

  The investment objective of the GFM International Stock Portfolio is to achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States ("U.S.") companies. Non-U.S. companies for these purposes are companies domiciled outside the United States. Current income is not a specific prerequisite in the selection of portfolio securities. Management will measure long-term growth in U.S. dollars. To achieve its objective, the GFM International Stock Portfolio will, under normal circumstances, invest at least 65% of its net assets in common stocks and equity-related securities of established larger capitalization non-U.S. companies having attractive long-term prospects for growth of capital. Equity-related securities in which the Portfolio may invest include: preferred stocks, securities convertible into or exchangeable for common stocks, and warrants. Up to 25% of the assets may be invested in securities convertible or exchangeable into common stocks. See "Other Investment Practices--Convertible Securities and Warrants" for a discussion of convertible securities. The GFM International Stock Portfolio may also invest up to 5% of its net assets in common stocks and equity-related securities of smaller capitalization emerging growth companies that GFM expects will achieve above-average long-term earnings growth. The GFM International Stock Portfolio may also acquire privately placed equity securities, limited to 5% of the Portfolio's net assets. The foregoing percentage limitations are as of the time of investment.

  Although the GFM International Stock Portfolio will be primarily invested in common stocks and equity-related securities of non-U.S. companies, to the extent it is not so invested, it may be invested in other types of securities, including: (i) high and medium quality debt securities of domestic and non-U.S. issuers rated at least Baa or its equivalent by an NRSRO or, if unrated, of comparable investment quality as determined by GFM and (ii) high-quality domestic and non-U.S. money market instruments, including repurchase agreements with non-U.S. banks and broker-dealers and "synthetic" money market positions. See "Other Investment Practices" for information concerning repurchase agreements and synthetic money market positions. Under normal market and economic conditions, the Portfolio intends to invest primarily in non-U.S. equity and debt securities. Nevertheless, if current or anticipated political, market, or economic conditions warrant, the Portfolio may for temporary or defensive purposes invest in domestic money market instruments, debt securities, and equity securities without limitation.

  The common stocks and equity-related securities purchased by the GFM International Stock Portfolio are generally expected to be traded on a non-U.S. stock exchange or on an established over-the-counter market. The Portfolio will also invest in common stocks and equity-related securities of non-U.S. companies through the purchase of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), and International Depository Receipts ("IDRs"). See "Foreign Securities" for a further discussion of these investments.

                                 PROSPECTUS 11

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  The GFM International Stock Portfolio intends to invest primarily in securities denominated in currencies other than the U.S. dollar, may temporarily hold funds in bank deposits or money market investments denominated in non-U.S. currencies, and may receive interest, dividends, and sale proceeds in non-U.S. currencies. As a result, the Portfolio will engage in currency exchange transactions to convert currencies to or from U.S. dollars. These currency transactions may be on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. exchange market. To reduce risks associated with currency fluctuations, the Portfolio may also enter into forward foreign currency exchange contracts to purchase or sell selected currencies, may write covered put and call options on selected currencies, may purchase put or call options on selected currencies, may sell or purchase currency futures contracts, and may sell or purchase put or call options on currency futures contracts. Such transactions will be used for hedging purposes or to earn additional income, but in no event for leveraging purposes. See "Other Investment Practices" for information concerning these investment techniques and the manner in which they may be used by the Portfolio.

Loomis Sayles High Yield Bond Portfolio

  The Loomis Sayles High Yield Bond Portfolio investment objective is to achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality, which are securities rated below BBB by Standard & Poor's or below Baa by Moody's, including securities in the lowest rating categories, and unrated securities that Loomis Sayles determines to be of comparable quality (commonly referred to as "junk bonds").

  The Portfolio seeks to attain its objective by normally investing substantially all of its assets in debt securities, although up to 20% of its assets at the date of investment may be invested in preferred stocks and up to 10% of its assets in common stocks. The Portfolio may also invest in convertible bonds, when-issued securities, mortgage-related securities, zero coupon securities and Rule 144A securities. The Portfolio may invest any portion of its assets in securities of Canadian issuers and up to 50% of its assets at the date of investment in the securities of other foreign issuers. The Portfolio may purchase securities on a "when issued" basis and may enter into interest rate, currency and index swaps.

  A security will be treated as being of investment grade quality if at the time the Portfolio acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of the Portfolio investing in lower rated fixed income securities may be more dependent on the sub-investment manager's own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. For more information about the ratings services' descriptions of the various rating categories, see "Investment Practices and Policies" in the Statement of Additional Information.

  The Loomis Sayles High Yield Bond Portfolio may invest in asset-backed securities. Through the use of trusts and special purpose corporations, automobile and credit card receivables are securitized in structures similar to mortgage-related security structures. Generally, the issuers of asset-backed securities are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-related securities in that they are subject to unscheduled prepayments of principal prior to maturity. This creates risks that are of the same type described with respect to the prepayment feature of mortgage-related securities under "Other Investment Practices--Mortgage-Related Securities". When the obligations are prepaid, the Portfolio will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Portfolio's ability to include high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid

                                 PROSPECTUS 12

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obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

  The maturity of debt securities is considered long (ten years or more), intermediate (one to ten years), or short-term (twelve months or less). The proportion invested by the Portfolio in each category will generally vary depending upon an analysis of market values and trends by Loomis Sayles. The Portfolio will be subject to market risks resulting from changes in interest rates. When prevailing market or economic conditions warrant, a portion of the Portfolio may be invested in short-term instruments of the type described in the first paragraph under "MetLife Money Market Portfolio" above, to effectively utilize cash reserves.

T. Rowe Price Small Cap Growth Portfolio

  The investment objective of the T. Rowe Price Small Cap Growth Portfolio is to achieve long-term capital growth by investing in small capitalization companies.

  The Portfolio invests in stocks of a diversified group of small companies expected to increase earnings per share at a rate in excess of that achieved by the overall market. These are companies in the development stage of their corporate life cycle, yet have demonstrated or are expected to achieve long-term earnings growth which generally reaches new highs per share during each major business cycle. The Portfolio normally will invest at least 65% of its total assets in small companies, as classified at the time of purchase. Small companies are defined as those whose market capitalization would place them in the bottom 10% of the S&P 500, which includes companies with capitalizations approximately less than $1.5 billion. This range is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in larger issues.

  Small companies may offer greater potential for capital appreciation since they are often overlooked or undervalued by investors. Small-capitalization stocks are less actively followed by stock analysts than are larger-capitalization stocks, and less information is available to evaluate small-cap stock prices. As a result, compared with larger-capitalization stocks, there may be greater variations between the current stock price and the estimated underlying value, which could represent greater opportunity for appreciation. On the other hand, investing in small companies involves greater risk than is customarily associated with more established companies. Such risks of investing in less mature companies are described above under "State Street Research Aggressive Growth Portfolio."

  T. Rowe Price uses a combination of fundamental research and quantitative strategies to select stocks and assemble the overall portfolio. A key part of the process is the analysis of a set of competitive mutual funds which have a history of investing in the small growth style. Based on this analysis, quantitative procedures are used to construct decision rules which can be used to score companies regarding their suitability for the Portfolio. Other factors include fundamental analysis of the companies' prospects, potential for positive new information about the company, and the valuation of the stock. By helping to identify new companies for the Portfolio, identifying risks in the Portfolio's holdings and otherwise supplementing the quantitative decision rules, T. Rowe Price research analysts play an important role in stock selection for the Portfolio. Generally the Portfolio will be very well diversified, containing more than 250 securities when it reaches sufficient asset size.

  Although the Portfolio may hold significant positions in cash or other short-term securities for defensive purposes, it is expected that under most conditions it will remain primarily invested in equity or equity-like securities.

  Although the Portfolio will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities, convertible securities, fixed income securities of all kinds (without regard to quality or rating), and warrants when considered consistent with the Portfolio's investment objective and program. T. Rowe Price may also engage in a variety of investment management practices such as buying and selling futures and options and investing in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Portfolio's investment program. The Portfolio may also invest in private placements.

  The Portfolio will hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, the Portfolio may make investment without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses and the timing of new investments and serves as a short-term defense during periods of unusual market volatility.

  The Portfolio observes the following operating policies: (1) the Portfolio may invest up to 20% of its total assets (excluding cash reserves) in foreign securities; (2) the Portfolio will not purchase a noninvestment-grade debt security if immediately after such purchase the

                                 PROSPECTUS 13

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Portfolio would have more than 5% of its total assets invested in such securities; (3) with respect to options on securities, the total market value of securities against which the Portfolio has written call or put options may not exceed 25% of its total assets; and (4) the Portfolio will not commit more than 5% of its total assets to premiums when purchasing call or put options. The foregoing percentages are determined at the time of initial investment.

Janus Mid Cap Portfolio

  The Janus Mid Cap Portfolio is a non-diversified portfolio whose investment objective is to provide long-term growth of capital. It pursues this objective by investing primarily in securities issued by medium-sized companies. The Portfolio will normally invest at least 65% of its assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "S&P MidCap"). Companies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for purposes of this policy. As of December 30, 1996, the S&P MidCap included companies with capitalizations between approximately $192 million to $6.5 billion. The range of the S&P MidCap is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.

  The Janus Mid Cap Portfolio is a non-diversified portfolio. Diversification is a means of reducing risk by investing assets in a broad range of stocks or other securities. A "non-diversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio.

  Medium-sized companies may suffer more significant losses as well as realize more substantial growth than larger capitalized, more established issuers. Thus, investments in such companies tend to be more volatile and somewhat speculative.

  The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Portfolio may invest substantially all of its assets in common stock to the extent Janus believes that the relevant market environment favors profitable investing in those securities. The Portfolio manager generally takes a "bottom up" approach to building the Portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Portfolio's investments will be incidental to its objective.

  The Portfolio may also purchase securities of foreign issuers pursuant to the same selection criteria applicable to domestic issuers. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for relative economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. If appropriate, the Portfolio may purchase foreign securities through dollar-denominated ADRs, which do not involve the same direct currency and liquidity risks as securities denominated in foreign currency and which are issued by domestic banks and publicly traded in the United States, as well as EDRs and Global Depository Receipts ("GDRs").

  The Portfolio may invest in "special situations" from time to time. A special situation arises when it is believed that the securities of a particular company will be recognized and appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change or a technological breakthrough. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not result in the anticipated economic impact on the value of a company's securities.

  The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts and may invest in options on securities, financial indices and foreign currencies including "over the counter" options, forward contracts and interest rate swaps and swap-related products. The Portfolio intends to use most derivative instruments primarily to hedge the value of its security holdings against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance return.

  The use of futures, options, forward contracts and swaps exposes the Portfolio to additional investment

                                 PROSPECTUS 14

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risks and transaction costs. (See "Writing Covered Put and Call Options and Purchasing Put and Call Options," "Forward Futures Contracts and Options on Futures Contracts," and "Foreign Currency Exchange Contracts" below under "Other Investment Practices.")

  Although the Portfolio will normally invest primarily in equity securities, it may increase its cash position when investment opportunities believed to have desirable risk/reward characteristics cannot be located. The Portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures, high-grade commercial paper, certificates of deposit or other debt securities when it is believed there is an opportunity for capital growth for such securities or so that the Portfolio may receive a return on idle cash. When the Portfolio invests in such securities, investment income will increase and may constitute a large portion of the return on the Portfolio. Consequently, the Portfolio may not participate in market advances or declines to the extent that it would if it remained fully invested in common stocks.

  The Portfolio may also invest overnight in money market funds, including those managed by Janus, for defensive purposes or as a means of receiving a return on idle cash. This will not result in any additional charges to the Portfolio. Pursuant to an exemptive order granted by the Securities and Exchange Commission ("SEC"), the Janus Mid Cap Portfolio and other funds advised by Janus may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Scudder Global Equity Portfolio

  The investment objective of the Scudder Global Equity Portfolio is to achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

  The Portfolio invests in companies that Scudder believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships. It is expected that investments will be spread broadly around the world. The Portfolio will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. The Portfolio may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Portfolio. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization.

  The Portfolio generally invests in equity securities (primarily common stock) of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock and convertible and non-convertible preferred stock, and fixed income securities (including fixed-income securities of governments, government agencies and supranational agencies) when Scudder believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be predominantly investment-grade securities, that is, those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or those of equivalent quality as determined by Scudder. The Portfolio may not invest more than 5% of its total assets in debt securities rated, at the time of investment, Baa or below by Moody's, or BBB or below by S&P or deemed by Scudder to be of comparable quality. The lower the quality of such debt securities, the more their risks render them like equity securities. The Portfolio may invest in securities which are rated as low as C by Moody's or D by S&P at the time of purchase. Such securities may be in default with respect to payment of principal or interest. (See "Investment Practices and Policies" in the Statement of Additional Information for a discussion of these ratings).

  Fixed-income securities also may be held for temporary defensive purposes when Scudder believes market conditions so warrant and for temporary investment. Similarly, the Portfolio may invest in cash equivalents (including foreign money market instruments, such as bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements) for temporary defensive purposes and for liquidity. The Portfolio may invest in closed-end investment companies holding foreign securities.

  The Portfolio is designed for long-term investors who can accept international investment risk. Since the Portfolio normally will be invested in both U.S. and foreign securities markets, changes in the Portfolio's share price may have a low correlation with movements in the U.S. markets. The Portfolio's share price will reflect the movements of both the different stock and

                                 PROSPECTUS 15

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bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Portfolio's investment performance.

  The Portfolio may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. These transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some of these transactions may also be used to enhance potential gain although no more than 5% of the Portfolio's assets, at the time of investment, will be committed to such transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any such transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these transactions successfully will depend on Scudder's ability to predict pertinent market movements, which cannot be assured.

  The Fund may establish other portfolios from time to time.

FUNDAMENTAL INVESTMENT POLICIES

  The Fund has adopted the following fundamental policies relating to the investment of assets of the Portfolios and their activities. Additional fundamental investment policies are described in the Fund's Statement of Additional Information at "Investment Practices and Policies." The fundamental policies discussed below and in the Statement of Additional Information, unlike the general objectives and policies discussed above, may not be changed without approval by the requisite vote of the outstanding voting shares of each Portfolio affected. Unless otherwise indicated, all restrictions apply at the time of purchase.

  No Portfolio may:

    1. write call options which are not covered options (see "Writing Covered Put and Call Options and Purchasing Put and Call Options" under "Other Investment Practices");

    2. (except for the GFM International Stock, Loomis Sayles High Yield Bond,
  T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios, which may write covered put options) write put options, except to close out option positions previously entered into;

    3. invest in commodities or commodity contracts, except that: (i) any Portfolio that invests in equity securities may purchase and sell stock index futures contracts, may write covered call options and purchase put and call options on such stock index futures contracts and may enter into closing transactions with respect to such options; (ii) all Portfolios may purchase and sell interest rate futures contracts, may write covered call options and purchase put and call options on such interest rate futures contracts and may enter into closing transactions with respect to such options; (iii) all Portfolios may write covered call options and purchase put and call options on indices and may enter into closing transactions with respect to such options, to the extent that investment in a particular index is economically appropriate for the management of the Portfolio's underlying securities and consistent with its investment objective(s) and policies; and
  (iv) the GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may purchase and sell stock index, interest rate, and currency futures

                                 PROSPECTUS 16

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  contracts, may write covered put and call options on such futures contracts, may purchase put and call options on such futures contracts, and may enter into closing transactions with respect to options on such futures contracts;

    4. make loans, provided, however, that this restriction shall not prohibit a Portfolio from (a) entering into repurchase agreements (see "Investment Practices and Policies" in the Statement of Additional Information), (b) purchasing bonds, notes, debentures or other obligations of a character customarily purchased by institutional or individual investors (whether or not publicly distributed) and (c) making loans of its portfolio securities or other assets which do not thereupon cause in excess of 20% (in the case of the T. Rowe Price Small Cap Growth and Scudder Global Equity Portfolios, 33 1/3%, and in the case of the Janus Mid Cap Portfolio, 25%) of the value of the Portfolio's total assets to consist of loaned securities or assets (see "Lending of Portfolio Securities" in the Statement of Additional Information for a discussion of additional risks associated with such practice); or

    5. (except for the GFM International Stock, the T. Rowe Price Small Cap Growth and the Scudder Global Equity Portfolios, which may invest all of their assets in securities of foreign issuers, the Loomis Sayles High Yield Bond Portfolio which may invest all of its assets in securities of Canadian issuers and up to 50% of its assets in the securities of other foreign issuers, and the Janus Mid Cap Portfolio which may invest up to 30% of its total assets at the time of acquisition in foreign securities denominated in foreign currency and not publicly traded in the United States) purchase securities of foreign issuers if more than 10% of the value of the Portfolio's total assets would thereupon be invested in such securities. However, up to 25% of the value of the Portfolio's total assets may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof,
  (ii) assumed or guaranteed by domestic issuers or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange. (See "Foreign Securities" for a discussion of additional risks associated with such investments.)

OTHER INVESTMENT PRACTICES

  Writing Covered Put and Call Options and Purchasing Put and Call Options. In order to earn additional income or as a hedge against or to minimize anticipated declines in the value of its securities, each Portfolio may write
(sell) covered call options on securities and stock indices and may purchase call options to close out covered call options previously entered into. In addition, to earn additional income, the GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may write covered put options on securities and stock indices and may purchase put options to close out such covered put options previously written. The GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth and Janus Mid Cap Portfolios (in addition to the Scudder Global Equity Portfolio, but only to the extent described under "Scudder Global Equity Portfolio," above) also may write covered call and covered put options on currencies and may purchase call and put options to close out covered put and covered call options previously written. These Portfolios may write covered call and covered put options on currencies to hedge against anticipated declines in the exchange rate of the currencies in which such Portfolio's securities held or to be purchased are denominated or to earn additional income for the Portfolio.

  As a general matter, a call option gives the holder (purchaser) the right to buy and obligates the writer (seller) to sell, in return for a premium paid, the underlying security or currency at the exercise price during the option period. As a general matter, a put option gives the holder (purchaser) the right to sell and obligates the writer (seller) to purchase, in return for a premium paid, the underlying security or currency at the exercise price during the option period. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security. The Portfolios will write covered call options only with respect to equity securities, bonds, stock and bond indices and currencies which correlate with that Portfolio's particular portfolio securities.

  Options written by the Portfolios will be "covered" by segregating liquid assets with the Fund custodian that at all times at least equal the Fund's obligations under options it has written, by purchasing an appropriate offsetting option or other derivative instruments, or (in the case of a call option written by the Fund) owning the securities or other investments subject to the options.

  Each Portfolio may also purchase put and call options with respect to securities and indices that correlate with that Portfolio's securities and the GFM International Stock, Loomis Sayles High Yield Bond,

                                 PROSPECTUS 17

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T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may purchase put and call options on currencies that correlate with that Portfolio's investments. A Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or, with respect to the GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios, the currencies in which its securities are denominated or, with respect to the Scudder Global Equity Portfolio, the currencies in which Scudder anticipates its securities may be denominated at some point in the future. As the holder of a put option with respect to individual securities or currencies, the Portfolio has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, the Portfolio has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index. A Portfolio may purchase call options in order to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, the Portfolio obtains the right to purchase the underlying security or currency at the exercise price at any time during the option period. With respect to options on an index, the holder of a call option obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

  The Portfolios will write only covered options that are listed on recognized securities exchanges except that the Janus Mid Cap Portfolio and the Scudder Global Equity Portfolio may write "over the counter" covered options. Those Portfolios may also purchase over-the-counter options. Such over-the-counter options may be less liquid and more difficult to price than exchange traded options.

  Although these investment practices may be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the security or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options--the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options--the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options--possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale of index options will depend upon the extent to which price movements in the portion of the securities portfolios being hedged correlate with price movements in the selected index. Perfect correlation may not be possible because the securities held or to be acquired by a Portfolio may not exactly match the composition of the index on which options are written. If the forecasts of the manager or a sub-investment manager, as applicable, regarding movements in securities prices, interest rates or exchange rates are incorrect, the Portfolio's investment results may have been better without the hedge. A more thorough description of these investment practices and their associated risks is contained in the Fund's Statement of Additional Information.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" below.

  Futures Contracts and Options on Futures Contracts. All the Portfolios except the MetLife Stock Index Portfolio may purchase and sell futures contracts on debt securities and indices of debt securities (i.e. interest rate futures contracts) as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or as an efficient means to adjust their exposure to the bond market. The State Street Research Growth, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may, where appropriate, enter into futures contracts on equity securities or stock indices to provide a hedge for a portion of that particular Portfolio's equity holdings or to enhance return. Stock index futures contracts may be used as a way to implement either an increase or decrease in portfolio exposure to the equity markets in response to changing market conditions. The GFM International Stock, Loomis Sayles High Yield Bond,
T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may also purchase

                                 PROSPECTUS 18

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and sell currency futures contracts as a hedge to protect against anticipated changes in currency rates or as an efficient means to adjust their exposure to the currency market.

  Each Portfolio may also write (sell) covered call options on, and purchase put and call options on, futures contracts of the type which that Portfolio is permitted to purchase or sell, and may enter into closing transactions with respect to such options on futures contracts purchased or sold. The GFM International Stock, the T. Rowe Price Small Cap Growth, the Loomis Sayles High Yield Bond, the Janus Mid Cap and the Scudder Global Equity Portfolios may also write covered put options on such futures contracts and may enter into closing transactions with respect to such options. In each case, options on futures contracts will be used only for the same purposes that the Portfolio may use futures contracts. The Portfolios will not enter into futures contracts or write options on futures for leveraging purposes and will only enter into futures contracts or related options that are traded on a recognized futures exchange. No Portfolio will enter into futures contracts or options thereon if immediately thereafter the sum of the amounts of initial margin deposits on the Portfolio's open futures contracts and options written on futures and premiums paid for unexpired options on futures contracts would exceed 5% of the value of that Portfolio's total assets; provided, however, that in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation. Nevertheless, a transaction by the T. Rowe Price Small Cap Growth, Loomis Sayles High Yield Bond, Janus Mid Cap and Scudder Global Equity Portfolios will not be subject to this limitation, if the transaction is "bona fide hedging," as defined by the Commodity Futures Trading Commission.

  The use of futures contracts by the Portfolios entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Portfolio's income due to the use of hedging; possible reduction in value of both the securities or currency hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities or currencies being hedged; and potential losses in excess of the amount initially invested in futures contracts themselves. If the expectations of the investment manager or a sub-investment manager, as applicable, regarding movements in securities prices, interest rates or exchange rates are incorrect, a Portfolio may have experienced better investment results without use of these instruments. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts and options and their associated risks is contained in the Statement of Additional Information.

  Foreign Securities. Subject to the restrictions contained in fundamental investment policy number 5 and each Portfolio's investment objectives and policies, each Portfolio may purchase securities of foreign issuers (including foreign governments) or securities denominated in foreign currencies.

  When investing in common stocks and equity-related securities of foreign issuers, the Portfolios may purchase ADRs, EDRs, IDRs and GDRs. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. EDRs and IDRs are receipts issued in Europe, generally by a non-U.S. bank, or trust company, that evidence ownership of non-U.S. securities. GDRs are securities convertible into equity securities of foreign issuers. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs, GDRs and IDRs are traded on non-U.S. exchanges or in non-U.S. over-the-counter markets and, generally, are in bearer form. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities because (i) ADRs are U.S. dollar-denominated investments which are registered domestically, easily transferable, and for which market quotations are generally readily available, and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting, and financial reporting standards as domestic issuers.

  Each Portfolio may also, in accordance with its specific investment objectives, policies and restrictions, purchase high-quality U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the U.S. over-the-counter market (e.g. Yankee securities), or may be registered abroad and traded exclusively in foreign markets (e.g. Eurodollar securities).

  Although investments in foreign securities by each Portfolio may reduce overall risk by providing further diversification, investments in securities of foreign issuers, particularly non-governmental issuers, involve certain specific risks which are not ordinarily associated with investments in domestic issuers. The securities of non-U.S. issuers held by the Portfolios generally will not be registered under, nor will the issuers thereof be

                                 PROSPECTUS 19

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subject to, the reporting requirements of the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Companies outside the United States are not subject to the same accounting, auditing, and financial reporting standards, practices, and requirements applicable to domestic companies. Stock markets outside the United States may not be as developed or as efficient as those in the United States, and government supervision and regulation of those stock markets and brokers is not identical to that in the United States. The securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies, and settlement of transactions with respect to such securities may sometimes be delayed beyond periods customary in the United States, which might present liquidity concerns. Further, fixed brokerage commissions on certain non-U.S. stock exchanges are generally higher than negotiated commissions on United States exchange-listed securities, and custodial costs with respect to these securities generally exceed domestic costs. In addition, with respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolios, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Further, the value of each Portfolio's securities denominated in foreign currencies will be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.

  The investment manager or a sub-investment manager, as applicable, will consider these and other factors before investing in foreign securities, and no such investments will be made unless, in their view, the potential benefits to a Portfolio are deemed to outweigh the risks and such investments will meet the policies, standards and objectives of a particular Portfolio.

  Forward Foreign Currency Exchange Contracts. When the Portfolios invest in securities denominated in currencies other than U.S. dollars, such securities may be affected favorably or unfavorably by changes in currency rates. Each Portfolio (except the MetLife Stock Index Portfolio) may use forward foreign currency exchange contracts ("forward currency contracts") to hedge the currency risk relating to securities denominated or traded in a foreign currency that are purchased, sold, or held by that Portfolio. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Except as discussed in the following paragraph, the Portfolios may enter into forward currency contracts under two circumstances. First, when a Portfolio has entered into a contract to purchase or sell a security denominated in or exposed to a foreign currency, that Portfolio may be able to protect itself against a possible loss, between the trade date and the settlement date for such security, resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency in which such security is denominated or exposed, by entering into a forward currency contract in U.S. dollars for the purchase or sale of foreign currency. However, this practice may limit potential gains which might result from a positive change in such currency relationships. Second, when the management for a Portfolio believes that the currency of a particular country may suffer or enjoy a substantial movement against the U.S. dollar (or another currency), that Portfolio may enter into a forward currency contract to sell or buy an amount of foreign currency approximating the value of some or all of that Portfolio's securities denominated in or exposed to foreign currency. Portfolios that invest in foreign securities may "hedge" their exposure to potentially unfavorable currency changes by purchasing a contract to exchange one currency for another on some future date at a specified exchange rate. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." Although foreign currency transactions will be used primarily to protect a Portfolio's foreign securities from adverse currency movements relative to the dollar, they involve the risk that anticipated currency movements will not occur and the Portfolio's total return could be reduced. The forecasting of currency market movements is extremely difficult and whether such a hedging strategy will be successful is highly uncertain.

  The GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may enter into forward currency contracts for non-hedging purposes, provided that no more than 5%, at the time of investment, of the Portfolio's assets will be committed to such transactions.

  Synthetic Non-U.S. Money Market Positions. Money market securities denominated in foreign currencies are

                                 PROSPECTUS 20

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permissible investments of the GFM International Stock and Scudder Global Equity Portfolios. In addition to, or in lieu of, direct investment in such securities, the GFM International Stock and Scudder Global Equity Portfolios may construct a synthetic non-U.S. money market position by (i) purchasing a money market instrument denominated in U.S. dollars and (ii) concurrently entering into a forward currency contract to deliver a corresponding amount of U.S. dollars in exchange for a foreign currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar-denominated money market instruments, a synthetic money market position utilizing such U.S. dollar-denominated instruments may offer greater liquidity than direct investment in a money market instrument denominated in a foreign currency.

Diversification of Investment in Foreign Countries. The GFM International Stock and Scudder Global Equity Portfolios intend to broadly diversify their holdings by both the number of companies and the countries in which they will invest. Under normal circumstances, the GFM International Stock Portfolio expects to have investments in at least three different countries outside the U.S. and the Scudder Global Equity Portfolio expects to have investments in three countries, one of which may be the U.S. No more than 20% of net assets of a Portfolio will be invested in any one country at any one time except that an additional 15% of net assets may be invested in securities of issuers located in Australia, Canada, France, Japan, the United Kingdom, or Germany and, for temporary defensive purposes, the Scudder Global Equity Portfolio may be invested 100% in U.S. securities. Each Portfolio has no other set limits related to the geography of its investments and expects to invest in companies located in Europe, the Pacific Basin, and Latin America. When allocating investments among geographic regions and individual countries, GFM or Scudder, as applicable, considers various factors, such as: prospects for relative economic growth among countries, regions or geographic areas; expected levels of inflation; government policies influencing business conditions; and the outlook for currency relationships.

  Mortgage-Related Securities. The Portfolios may invest in Fannie Maes, Freddie Macs, Collateralized Mortgage Obligations ("CMOs"), and related securities, including Ginnie Maes and mortgage-backed securities. Such mortgage-related securities represent a direct or indirect interest in a pool of mortgages. They may be issued or guaranteed by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. In the event of sufficient early prepayments on the underlying mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Portfolio could involve the loss of any premium the Portfolio paid when it acquired the investment and could result in the Portfolio's reinvesting the proceeds at a lower interest rate than the retired security paid. Because of the early retirement feature, mortgage-related securities may be more volatile than many other fixed-income investments. Also CMOs and other mortgage-backed securities are valued based on expected prepayment rates. Changing expectations about prepayment rates (due to changing interest rates or other factors) will result in higher or lower market values for these securities after they are purchased by a Portfolio. The foregoing characteristics can cause the market value of CMOs and other mortgage-backed securities to increase less in a decreasing interest rate environment and to decrease more in an increasing interest rate environment than would be the case with respect to otherwise comparable debt securities that are not subject to prepayment features.

  All of the Portfolios except for the MetLife Money Market Portfolio and MetLife Stock Index Portfolio also may purchase "IOs," which are entitled to the interest payments from a class or series of mortgage-related securities, and "POs," which are entitled to the principal payments. As compared with mortgage-related securities that provide for periodic interest payments, POs generally will experience greater increases in value in response to falling interest rates or increases in prepayment rates as originally estimated. Conversely, they will decrease in value more as a result of increasing interest rates or reductions from originally estimated prepayment rates. IOs also are highly volatile, and their value will generally change in the opposite direction from changes in the related POs' value as a result of changes in interest rates or prepayment rates as originally estimated. If the underlying mortgages are prepaid, the IOs have no further value and a Portfolio, therefore, may not recover all of its investment.

  Common and Preferred Stocks. Stocks represent shares of ownership in a company. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it

                                 PROSPECTUS 21

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grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

  Convertible Securities and Warrants. Securities convertible into common stocks consist primarily of bonds or preferred stocks which have warrants attached or which are exchangeable into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

  Private Placements. These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Certain privately offered securities are Rule 144A securities which can be resold only to certain qualified institutional buyers. Private Placements may be illiquid and their sale may involve substantial delays and additional costs. The absence of a trading market may make it difficult to ascertain a market value for an illiquid or restricted investment. Rule 144A securities may be considered liquid under procedures adopted by the Fund's Board of Directors.

  Zero Coupon Securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Portfolio is required to distribute the income on zero coupon securities to Portfolio shareholders as the income accrues, even though the Portfolio is not receiving the income in cash on a current basis. Thus the Portfolio may have to sell other investments to obtain cash to make income distributions. Zero coupon securities are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

  Other Derivative Transactions. The Loomis Sayles High Yield Bond, Janus Mid Cap and Scudder Global Equity Portfolios may engage in swap transactions, specifically interest rate, currency and index swaps, and in the purchase or sale of related caps, floors and collars. In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

  Index and currency swaps, caps, floors, and collars are similar to those described in the preceding paragraph, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in specified interest rate or currency indices.

  The amount of a Portfolio's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Portfolio's potential loss if it sells a cap, floor or collar. If a Portfolio buys a cap, floor or collar, however, the Portfolio's potential loss is limited to the amount of the fee that it has paid. Swaps, caps, floors and collars tend to be more volatile than many other types of investments. Nevertheless, a Portfolio will use these techniques only as a risk management tool and not for purposes of leveraging the Portfolio's market exposure or its exposure to changing interest rates, security values or currency values. Rather, a Portfolio will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will a Portfolio sell interest rate caps, floors or collars if it does not own securities providing the interest that the Portfolio may be required to pay.

  The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other Portfolio security transactions. If the sub-investment manager is incorrect in its forecasts of market values, interest rates, currency rates and other

                                 PROSPECTUS 22

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applicable factors, the investment performance of a Portfolio will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that a Portfolio may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Portfolio. The sub-investment manager, however, will consider such risks and will enter into swap, cap, floor, and collar transactions only when it believes that the risks are not unreasonable.

  Purchasing Securities on a "When Issued" Basis. The purchase of securities on a "when issued" basis means that a Portfolio will enter into a commitment to buy the security before the security has been issued. The Portfolio's payment obligation and the interest rate on the security are determined when the Portfolio enters into the commitment. The security is typically delivered to the Portfolio 15 to 120 days later. No interest accrues on the security between the time the Portfolio enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Portfolio commits to buy it and the payment date, the Portfolio may sustain a loss. The risk of the loss is in addition to the Portfolio's risk of loss on the securities actually in its portfolio at the time. In addition, when the Portfolio buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Portfolio may be lower than the yield available on other, comparable securities at the time of delivery. If the Portfolio has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

MANAGEMENT OF THE FUND
 ...............................................................................

  The directors, in addition to reviewing the actions of the Fund's investment manager and sub-investment manager, as set forth below, decide upon matters of general policy. The Fund's officers supervise the daily business operations of the Fund. A listing of the Board of Directors and the officers of the Fund is set forth under "Directors and Officers" in the Statement of Additional Information.

  Metropolitan Life is the investment manager and principal underwriter and distributor for the Fund. Metropolitan Life also manages investment assets owned by it, by certain companies affiliated with it and by certain other entities. Metropolitan Life is a mutual life insurance company which sells insurance policies and annuity contracts. On December 31, 1996, it had total life insurance in force of approximately $1.6 trillion and total assets under management of approximately $298 billion. Metropolitan Life is the parent of Metropolitan Tower.

  State Street Research is the sub-investment manager with respect to the State Street Research Growth, State Street Research Income, State Street Research Diversified and State Street Research Aggressive Growth Portfolios. State Street Research is a Delaware corporation, and is a wholly-owned indirect subsidiary of Metropolitan Life, which currently provides investment research and management services to a family of mutual funds and a limited number of other substantial institutional clients, such as trustees for corporate pension plans, endowments and foundations. State Street Research has a history that dates to 1924, with the founding of America's second mutual fund. On December 31, 1996, State Street Research and its subsidiaries had investment arrangements in effect for about $41.7 billion in assets. State Street Research's fees for sub-investment management services are paid by Metropolitan Life.

  GFM is the sub-investment manager with respect to the GFM International Stock Portfolio. Formed in 1990, GFM is an English corporation and a subsidiary of Metropolitan Life. The firm was formed to provide pension funds, 401(k) plans, foundations, endowments, corporations and financial institutions with a range of investment management services related to the international marketplace. On December 31, 1996, GFM had investment management arrangements in effect for over $1.518 billion in assets. GFM's fees for sub-investment management services are paid by Metropolitan Life.

  Loomis Sayles, is the sub-investment manager of the Loomis Sayles High Yield Bond Portfolio. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. Loomis Sayles's general partner is indirectly owned by New England Investment Companies, L.P., a publicly-traded limited partnership whose general manager is indirectly owned by Metropolitan Life. Loomis Sayles's fees for sub-investment management services are paid by Metropolitan Life.

  T. Rowe Price is the sub-investment manager of the T. Rowe Price Small Cap Growth Portfolio. Founded in 1937 by the late Thomas Rowe Price, T. Rowe Price and its affiliates managed over $95 billion for over four and a half million individual and institutional investor accounts as of December 31, 1996. T. Rowe Price's fees for sub-investment management services are paid by Metropolitan Life.

                                 PROSPECTUS 23

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  Janus is the sub-investment manager of the Janus Mid Cap Portfolio. Janus, a Colorado corporation, began providing investment services at its inception in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of December 31, 1996, Janus had approximately $46 billion under management. Janus's fees for sub-investment management services are paid by Metropolitan Life.

  Scudder is the sub-investment manager of the Scudder Global Equity Portfolio. Scudder, a Delaware Corporation, was founded in 1919. As of December 31, 1996, Scudder managed in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. Scudder also has been a leader in international mutual funds for over 40 years. Scudder manages the Japan Fund and nine closed-end funds that invest in countries around the world. Assets of international investment company clients of Scudder exceeded $8 billion as of September 30, 1996. Scudder's fees for sub-investment management services are paid by Metropolitan Life.

  Metropolitan Life, subject to review by the Fund's Board of Directors, is responsible for the overall management of each Portfolio and has ultimate responsibility for making decisions to buy, sell or hold any particular security for each Portfolio and day to day responsibility for making such decisions for the MetLife Money Market and the MetLife Stock Index Portfolios. State Street Research, subject to review by the Fund's Board of Directors and by Metropolitan Life, and any sub-investment manager that has been appointed for a Portfolio, has the day-to-day responsibility for making decisions to buy, sell or hold any particular security for that Portfolio. Metropolitan Life is also obligated to perform general administrative and management services for the Fund.

  For providing investment management services to each of the State Street Research Growth, State Street Research Income, State Street Research Diversified, MetLife Stock Index and MetLife Money Market Portfolios, Metropolitan Life receives monthly compensation from the Portfolios at an annual rate of .25% of the average daily value of the aggregate net assets of that Portfolio. For providing investment management services to the State Street Research Aggressive Growth Portfolio and the GFM International Stock Portfolio, Metropolitan Life receives monthly compensation at an annual rate of .75% of the average daily value of the aggregate net assets of that Portfolio. The advisory fee payable by the State Street Research Aggressive Growth Portfolio is higher than advisory fees paid by many other investment companies of the same type, but the Fund's Board of Directors believes it to be justifiable in consideration of the extremely careful scrutiny and analysis necessary to select and continuously follow the kinds of investments in which such Portfolio engages in light of such Portfolio's investment objectives and policies. Moreover, the advisory fee is comparable to other investment companies with similar investment objectives. For providing investment management services to the Loomis Sayles High Yield Bond Portfolio, Metropolitan Life receives monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, Metropolitan Life receives monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets on amounts in excess of $400 million. For providing investment management services to the Janus Mid Cap Portfolio, Metropolitan Life receives monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. For providing investment management services to the Scudder Global Equity Portfolio, Metropolitan Life receives monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and
 .475% of such assets on amounts in excess of $500 million. In addition, Metropolitan Life has agreed to waive a portion of its fee during the first six months of the Portfolio's operations equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations, the waiver of the investment management fee will be equal to .175% of such Portfolio's assets up to $50 million, .0875% of such assets on the next $50 million, .075% of such assets on the next $400 million and .06875% of such assets in excess of $500 million.

  During 1994, 1995 and 1996, such fees aggregated $11,024,956, $14,648,069 and $20,845,048, respectively, for all of the Portfolios.

  For providing sub-investment management services with respect to the State Street Research Growth Portfolio and the State Street Research Diversified Portfolio, State Street Research receives from Metropolitan Life an annual percentage fee, calculated on the month ending value of the aggregate net assets

                                 PROSPECTUS 24

 ...............................................................................

of the particular Portfolio, of 1/2 of 1% for the first $5 million of Portfolio assets, 3/8 of 1% for the next $5 million of assets, 1/4 of 1% for the next $190 million of assets and 1/5 of 1% for assets above $200 million. For such services to the State Street Research Income Portfolio, State Street Research receives from Metropolitan Life an annual percentage fee, calculated on the month ending value of the aggregate net assets of the State Street Research Income Portfolio, of 1/4 of 1% for the first $25 million of Portfolio assets, 3/16 of 1% for the second $25 million of assets and 1/8 of 1% for assets above $50 million. For providing sub-investment management services for the State Street Research Aggressive Growth Portfolio, State Street Research receives from Metropolitan Life an annual percentage fee, calculated on the month ending value of the aggregate net assets of the State Street Research Aggressive Growth Portfolio, of 3/4 of 1%. During 1994, 1995 and 1996, sub-investment management fees for the State Street Research Growth, State Street Research Income, State Street Research Diversified, and State Street Research Aggressive Growth Portfolios aggregated $7,652,865, $10,412,735 and $14,979,746, respectively.

  For providing sub-investment management services for the GFM International Stock Portfolio, GFM receives from Metropolitan Life an annual percentage fee, calculated on the month ending value of the aggregate net assets of the GFM International Stock Portfolio, of .60%. During 1994, 1995 and 1996, sub-investment management fees for the GFM International Stock Portfolio aggregated $1,389,924, $1,634,069 and $1,868,362, respectively. For providing sub-investment management services for the Loomis Sayles High Yield Bond Portfolio, Loomis Sayles receives from Metropolitan Life an annual percentage fee, calculated on the average daily value of the aggregate net assets of the Portfolio, of .50%. During 1994, 1995 and 1996, no sub-investment management fees were paid with respect to the Loomis Sayles High Yield Bond Portfolio because the Portfolio had not yet commenced operations. For sub-investment management services with respect to the T. Rowe Price Small Cap Growth Portfolio, T. Rowe Price receives from Metropolitan Life an annual percentage fee, calculated daily on the average daily value of the aggregate net assets of the Portfolio, of .35% up to $100 million .30% of such assets on the next $300 million and .25% of such assets on amounts in excess of $400 million. During 1994, 1995 and 1996, no sub-investment management fees were paid with respect to the T. Rowe Price Small Cap Growth Portfolio because the Portfolio had not yet commenced operations. For sub-investment management services with respect to the Janus Mid Cap Portfolio, Janus receives from Metropolitan Life an annual percentage fee, calculated daily on the average daily value of the aggregate net assets of the Portfolio, of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $400 million and .45% of such assets on amounts in excess of $500 million. During 1994, 1995 and 1996 no sub-investment management fees were paid with respect to the Janus Mid Cap Portfolio because the Portfolio had not yet commenced operations. For sub-investment management services with respect to the Scudder Global Equity Portfolio, Scudder receives from Metropolitan Life an annual percentage fee, calculated daily on the average daily value of the aggregate net assets of the Portfolio, of .70% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .35% of such assets on the next $50 million, .30% of such assets on the next $400 million and .275% of such assets on amounts in excess of $500 million. Scudder has agreed to waive a portion of its fee during the first six months of the Portfolio's operations equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations, the waiver of the investment management fee will be equal to .175% of such Portfolio's assets up to $50 million, .0875% of such assets on the next $50 million, .075% of such assets on the next $400 million and .06875% of such assets in excess of $500 million. During 1994, 1995 and 1996 no sub-investment management fees were paid with respect to the Scudder Global Equity Portfolio because the Portfolio had not yet commenced operations. The Fund has no responsibility for the payment of fees to State Street Research, GFM, Loomis Sayles, T. Rowe Price, Janus or Scudder.

  John T. Wilson is the portfolio manager for the State Street Research Growth Portfolio and for the equity portion of the State Street Research Diversified Portfolio. Mr. Wilson is a member of the State Street Research Equity Group's Growth Team and a Vice President of the Firm. Mr. Wilson joined the Firm in 1996 as a portfolio manager. Before joining State Street Research, Mr. Wilson served as a portfolio manager with Phoenix Investment Counsel, Inc. He received a B.A. from Trinity College and an M.B.A. from Duke University. Mr. Wilson has six years of investment experience.

  Kim M. Peters manages the State Street Research Income Portfolio and the fixed income portion of the State Street Research Diversified Portfolio. Mr. Peters is the lead portfolio manager for the State Street Research Fixed Income Group's Corporate Team and is a Senior Vice President of the firm. He joined State Street Research in 1986 as a security analyst, was named Vice President in 1993 and became Senior Vice President in 1994. Mr. Peters previously served as

                                 PROSPECTUS 25

 ...............................................................
Registration and Compliance Specialist at the State Historical Society of Wisconsin. He earned an A.B. from Clark University, an M.S. from the University of Wisconsin and an M.B.A. from the University of Wisconsin Graduate School of Business. He has ten years of investment experience. Frederick R. Kobrick manages the State Street Research Aggressive Growth Portfolio. He is the lead portfolio manager for the State Street Research Equity Group's Aggressive Growth Team and a member of the Investment Research Committee. He joined State Street Research in 1985 as Vice President and became Senior Vice President in 1989. Previously, Mr. Kobrick served as a security analyst and portfolio manager at Thorndike, Doran, Paine & Lewis. He received a B.A. from Boston University and an M.B.A. from Harvard Business School. Mr. Kobrick has 25 years of investment experience.

  The GFM International Stock Portfolio is managed by Rosamunde M. Price, Steven J. Brunnock, Ian R. Vose, and Justin Donegan of GFM. Mrs. Price's,
Mr. Brunnock's and Mr. Donegan's principal occupation is portfolio manager with GFM. Mrs. Price and Mr. Brunnock have managed the Portfolio since its inception in January 1992 and have been with GFM since its formation in 1990. Mr. Donegan has been with GFM since October 1996. Mr. Vose's principal occupation is Chief Executive and Chief Investment Officer of GFM. For the five years prior to joining GFM, Mrs. Price served as Chief Investment Manager (Equities) at Deutsche Bank Capital Management (UK) Ltd., Senior Fund Manager at Nippon Credit International Ltd. and Investment Director of the Civil Aviation Authority Pension Fund. For the five years prior to joining GFM, Mr. Brunnock served as United Kingdom Portfolio Manager of MGM Assurance plc. For the five years prior to joining GFM, Mr. Vose served as Director of MG International Fund Management and Chief Investment Officer of MG-Tokai Bank Fund Management. For the five years prior to joining GFM, Mr. Donegan was self- employed as a financial consultant, a Japanese Portfolio Manager at Pictet Asset Management and a Far Eastern Portfolio Manager at Johnson Capital Management.

  The Loomis Sayles High Yield Bond Portfolio is managed by Daniel J. Fuss and Kathleen C. Gaffney. Mr. Fuss serves as Executive Vice President, Director and Managing Partner of Loomis Sayles. Prior to joining Loomis Sayles in 1976, Mr. Fuss spent more than four years as Vice President with The Boston Company. He also worked for the Endowment Management & Research Company. Mr. Fuss is a Certified Financial Analyst and Certified Investment Counselor. He serves on various charitable boards and committees, including Pope John Medical/Moral Institute, Archdiocese of Boston Peace & Justice Commission and the Lincoln Filene Center. Mr. Fuss received a B.S. in Finance in 1955 and an M.B.A. in 1965 from Marquette University. Ms. Gaffney serves as Vice President of Loomis Sayles Fund. She has 12 years of investment experience. Her background includes equity and fixed income trading and portfolio management. Her responsibilities are the active management of institutional tax-exempt accounts as well as continuing a specialized capability in the management of convertible securities. She is a Chartered Financial Analyst and Member of the Boston Society of Security Analysts. Ms. Gaffney received her B.A. from the University of Massachusetts in 1983.

  The T. Rowe Price Small Cap Growth Portfolio is managed by an Investment Advisory Committee composed of the following members: Richard T. Whitney, Chairman, Kristen Culp, and Donald J. Peters. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Whitney joined T. Rowe Price in 1985 and has been managing investments since 1986.

  The Janus Mid Cap Portfolio is managed by James P. Goff. Mr. Goff manages mid-cap growth and small-cap growth equity accounts for Janus. Mr. Goff is also the portfolio manager of the Aggressive Growth Portfolio of Janus Aspen Series and the Janus Enterprise Fund. Prior to joining Janus in 1988, Mr. Goff spent two years with Fred Alger Management as an associate analyst. He holds an undergraduate degree in Economics from Yale University. Mr. Goff is a Chartered Financial Analyst and a member of the Institute of Chartered Financial Analysts. He has managed portfolios funding variable insurance products since 1993.

  The Scudder Global Equity Portfolio is managed by William E. Holzer and Nicholas Bratt. Mr. Holzer is a Managing Director at Scudder. His responsibilities include global and equity investment strategy and portfolio management. He is a member of Scudder's Currency Committee. Prior to joining Scudder in 1980, Mr. Holzer was with Bankers Trust Co. in the International Department and, prior to that, was a security analyst for five years in the United Kingdom. Mr. Holzer graduated with honors from the University of Lancaster in 1970 and received an M.B.A. from New York University. As Director of the Global Equity Group, Nicholas Bratt is responsible for the firm's equity activities. He received a B.A. with honors from St. John's College, Oxford University in 1970, and as a Fulbright Scholar, an M.B.A. from Columbia University in 1972. Prior to joining Scudder in 1976 he was Far East Specialist and International Fund Manager with Morgan, Grenfell & Co., Ltd. in London. His current

                                 PROSPECTUS 26

 ...............................................................
responsibilities include equity investment strategy. He is also President of Scudder's open- and closed-end equity funds that invest overseas. Mr. Bratt is a former chairman of the New York Association of Foreign Analysts.

  Prior to May 16, 1993, Metropolitan Life was obligated to pay all expenses of each Portfolio that was in operation at the time. Since that date, the Fund has been obligated to pay all of its own expenses. However, Metropolitan Life reserves the right, in its sole discretion, to pay all or a portion of the expenses of the Fund or any of the Portfolios, and to terminate such voluntary payment at any time upon notice to the Board of Directors and affected shareholders of the Fund.

  Subject to receiving New York State Insurance Department approval, Metropolitan Life has agreed to subsidize all expenses, excluding those listed below, (the "expenses") in excess of .20% of the net assets of each portfolio for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until such Portfolio's total net assets are at least $100 million, or March 2, 1999, whichever is earlier. Expenses exclude the investment management fees payable to Metropolitan Life, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Fund, interest and other costs related to borrowings by the Fund and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto).

GENERAL INFORMATION ABOUT THE FUND AND ITS SHARES
 ...............................................................................

  The Fund was incorporated under the laws of the State of Maryland on November 23, 1982 and filed articles supplementary with the State of Maryland with respect to the State Street Research Diversified Portfolio on October 25, 1984, with respect to the State Street Research Aggressive Growth and three other Portfolios on October 19, 1987 and February 2, 1988, with respect to the MetLife Stock Index Portfolio on January 30, 1990, with respect to the GFM International Stock Portfolio on August 7, 1990 and with respect to the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios on December 19, 1996. The authorized capital stock of the Fund consists of 2,000,000,000 shares of common stock, par value $0.01 per share. The shares of common stock are presently divided into thirteen classes (or series) including: State Street Research Growth Portfolio common stock, State Street Research Income Portfolio common stock, MetLife Money Market Portfolio common stock, State Street Research Diversified Portfolio common stock, State Street Research Aggressive Growth Portfolio common stock, MetLife Stock Index Portfolio common stock, GFM International Stock Portfolio common stock, Loomis Sayles High Yield Bond Portfolio common stock, T. Rowe Price Small Cap Growth Portfolio common stock, Janus Mid Cap Portfolio common stock and Scudder Global Equity Portfolio common stock. Each class currently consists of 100,000,000 shares. The Board of Directors of the Fund may classify and reclassify any authorized and unissued shares of capital stock, and the Fund reserves the right to issue additional classes of shares without the consent of shareholders.

  As a Maryland corporation, the Fund is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Fund, is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Portfolios; and (iii) filling vacancies on the Board of Directors in the event that less than a majority of the directors have been elected by shareholders. The Fund expects that there will be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At such time, the directors then in office will call a shareholder meeting for the election of directors. In addition, holders of record of not less than two-thirds of the outstanding shares of the Fund may remove a director from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Fund. The Fund has the obligation to assist in such shareholder communications. Except as set forth above, directors will continue in office and may appoint successor directors.

  All shares of common stock, of whatever class, are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Portfolios differ. In such a case, the voting is on a Portfolio-by-Portfolio basis. Approval or disapproval by the shares in one Portfolio on such a matter would not generally be a prerequisite to approval or disapproval by shares in another Portfolio; and shares in a Portfolio not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Portfolio-by-Portfolio vote are changes in fundamental investment policies of a particular Portfolio and approval of changes in any

                                 PROSPECTUS 27
investment management agreement relating to a particular Portfolio.

  Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared by such Portfolio and to receive its pro rata share of the assets of such Portfolio remaining after satisfaction of outstanding liabilities upon liquidation or dissolution. For these purposes, and for purposes of determining the sale and redemption prices of shares, any assets which are not clearly allocable to a particular Portfolio or Portfolios are allocated in the manner determined by the Board of Directors. Accrued liabilities which are not clearly allocable to one or more Portfolios would generally be allocated among the Portfolios in proportion to their relative net assets before adjustment for such unallocated liability. In the unlikely event that any Portfolio incurred liabilities in excess of its assets, the other Portfolios could be held liable for such excess.

  Metropolitan Life provided the initial capital for the Fund by purchasing for its general account $10,000,000 worth of shares of each of the State Street Research Growth Portfolio, State Street Research Income Portfolio and MetLife Money Market Portfolio on May 16, 1983, $7,000,000 worth of shares of the State Street Research Diversified Portfolio on July 31, 1986, $3,000,000 worth of shares of the State Street Research Aggressive Growth Portfolio on April 29, 1988, $5,000,000 worth of shares of the MetLife Stock Index Portfolio on May 1, 1990, $10,000,000 worth of shares of the GFM International Stock Portfolio on May 1, 1991, $2,000,000 worth of shares for the Loomis Sayles High Yield Bond Portfolio on March 3, 1997, $5,000,000 worth of shares for the T. Rowe Price Small Cap Growth Portfolio on March 3, 1997, $5,000,000 worth of shares for the Janus Mid Cap Portfolio on March 3, 1997 and $10,000,000 worth of shares for the Scudder Global Equity Portfolio on March 3, 1997. Metropolitan Life has withdrawn portions of such investment from time to time, but has agreed not to make any redemption request if it would reduce the Fund's net worth below $100,000. Metropolitan Life paid all of the organizational expenses of the Fund and will not be reimbursed by the Fund.

  Owners of Contracts supported by separate accounts registered as unit investment trusts under the Investment Company Act of 1940 have certain voting interests in respect of Fund shares. See the prospectus for the Contracts or other material which is attached at the front of this Prospectus for a description of the rights granted such Contract owners to instruct voting of Fund shares. The Fund has been advised that shares held by Metropolitan Life in its general account and in a separate account not registered as a unit investment trust will be voted in the same proportion as the shares held by the Insurance Companies in their separate accounts registered as unit investment trusts. As of February 21, 1997, Metropolitan Life owned in its general account and in the separate account not registered as a unit investment trust approximately 3.62%, 3.55%, 3.77%, 32.35%, 4.60%, 2.83% and
4.34%, respectively, of the outstanding shares of the State Street Research Growth Portfolio, State Street Research Income Portfolio, State Street Research Diversified Portfolio, MetLife Money Market Portfolio, State Street Research Aggressive Growth Portfolio, MetLife Stock Index Portfolio and GFM International Stock Portfolio and as of March 3, 1997 100% of the outstanding shares of each of the Loomis Sayles High Yield Bond Portfolio, T. Rowe Price Small Cap Growth Portfolio, Janus Mid Cap Portfolio and Scudder Global Equity Portfolio.

  The Fund's Transfer and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. State Street Research is not affiliated with State Street Bank and Trust Company.

DIVIDENDS, DISTRIBUTIONS AND TAXES
 ...............................................................................

  The Fund intends to qualify as a "regulated investment company" under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, the Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders.

  It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. The Fund must distribute by the end of each calendar year substantially all the ordinary income and capital gains of each Portfolio to avoid the imposition of an excise tax on certain undistributed amounts (see "Taxes" in the Statement of Additional Information). For dividend purposes, net investment income of each Portfolio will consist of all payments of dividends or interest received by such Portfolio (plus or minus any amortized purchase discount or premium, less the estimated expenses of such Portfolio). Dividends from investment income of the Portfolios are expected to be declared annually and reinvested in additional full and fractional shares of the Portfolio. However, the Board of Directors may decide to declare dividends at other intervals.

  All net realized long or short-term capital gains of the Fund, if any, are declared and distributed at least annually either during or after the close of the Fund's fiscal year to the shareholders of the Portfolio or Portfolios to which such gains are attributable and are

                                 PROSPECTUS 28

 ...............................................................
reinvested in additional full and fractional shares of the Portfolio.

  For a discussion of the impact on Contract owners of income taxes the Insurance Companies may owe as a result of (a) their ownership of Fund shares,
(b) their receipt of dividends and distributions thereon, and (c) their gains from the purchase and sale thereof, reference should be made to the prospectus or other material for the Contracts attached at the front of this Prospectus.

SALE AND REDEMPTION OF SHARES
 ................................................................................

  Metropolitan Life is the principal underwriter and distributor of the Fund's shares. Metropolitan Life is also the principal underwriter and distributor of the Contracts.

  The Insurance Companies place orders for the purchase or redemption of shares of each Portfolio, based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, loan repayments, and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined as of 4:00 p.m., New York City time, on that same date.

  The net asset value of the shares of each Portfolio of the Fund is determined once daily immediately after the declaration of dividends, if any, and is currently determined at 4:00 p.m., New York City time, on each day during which the New York Stock Exchange is open for trading or, on days other than when the New York Stock Exchange is open, on which it is determined that there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of its shares might be materially affected.

  Net asset value per share of each Portfolio is calculated by dividing the value of all of that Portfolio's securities plus the value of its other assets (including dividends and interest received or accrued), less all liabilities (including accrued expenses and dividends payable), by the number of outstanding shares of the Portfolio. For purposes of determining the value of a Portfolio's assets, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date.

  Except with respect to short-term debt instruments having a remaining maturity of 60 days or less, securities, options and futures contracts held by the State Street Research Growth, State Street Research Income, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios will be valued at market value. Securities and assets for which market quotations are not readily available will be valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. Short-term debt instruments with a remaining maturity of 60 days or less will be valued on an amortized cost basis.

  The Fund will value all debt instruments held by the MetLife Money Market Portfolio utilizing the amortized cost method of valuation. All other securities and assets of the MetLife Money Market Portfolio will be valued in accordance with the preceding paragraph.

                                 PROSPECTUS 29

                      STATEMENT OF ADDITIONAL INFORMATION
                                      for
                        METROPOLITAN SERIES FUND, INC.

  Metropolitan Series Fund, Inc., is an investment company designed to meet a wide range of investment objectives with its separate Portfolios. The eleven Portfolios currently available are: State Street Research Growth Portfolio, State Street Research Income Portfolio, MetLife Money Market Portfolio, State Street Research Diversified Portfolio, State Street Research Aggressive Growth Portfolio, MetLife Stock Index Portfolio, GFM International Stock Portfolio, Loomis Sayles High Yield Bond Portfolio, Janus Mid Cap Portfolio, T. Rowe Price Small Cap Growth Portfolio and Scudder Global Equity Portfolio.

  This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated March 3, 1997. A copy of the Prospectus may be obtained from Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Area 2H, telephone number (212) 578-4057.

  The date of this Statement of Additional Information is March 3, 1997.

One Madison Avenue, New York, New York 10010           Telephone (212) 578-2674

18000100038 (0397)
96041AT1 (exp 0598) MLIC-LD

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
  Investment Practices and Policies....................................... B- 3
   Money Market Instruments............................................... B- 3
   Mortgage-Related Securities............................................ B- 5
   Stripped Agency Mortgage-Backed Securities............................. B- 6
   High Yield Securities.................................................. B- 6
   Illiquid or Restricted Securities...................................... B- 7
   Warrants............................................................... B- 8
   Debt Instrument Ratings................................................ B- 8
   Certain Investment Limitations......................................... B-10
   Insurance Law Restrictions............................................. B-11
   Certain Investment Practices........................................... B-11
    Lending of Portfolio Securities....................................... B-11
    Options and Futures................................................... B-12
    Forward Foreign Currency Exchange Contracts........................... B-17
    Other Derivative Transactions......................................... B-19
   Industry Classifications............................................... B-20
  Directors and Officers.................................................. B-24
  Investment Management Arrangements...................................... B-25
   Investment Management Agreements and Sub-Investment Management Agree-
    ments................................................................. B-25
   Payment of Expenses.................................................... B-26
   Allocation of Portfolio Brokerage...................................... B-26
  Sale and Redemption of Shares........................................... B-33
  Taxes................................................................... B-35
  General Information..................................................... B-36
   Experts................................................................ B-36
   Custodian and Transfer Agent........................................... B-36
  Financial Statements.................................................... B-37

INVESTMENT PRACTICES AND POLICIES
 ...............................................................................

MONEY MARKET INSTRUMENTS

  Certain money market instruments in which the MetLife Money Market Portfolio and the State Street Research Diversified Portfolio may invest are described below. The State Street Research Income Portfolio, the State Street Research Growth Portfolio, the State Street Research Aggressive Growth Portfolio, the MetLife Stock Index Portfolio, the GFM International Stock Portfolio the Loomis Sayles High Yield Bond Portfolio, the Janus Mid Cap Portfolio, the T. Rowe Price Small Cap Growth Portfolio and the Scudder Global Equity Portfolio may also invest in such instruments to the extent otherwise consistent with their investment objectives. See "Investment Objectives and General Investment Policies" in the Prospectus.

  United States Government Securities: These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

  Government Agency Securities: These consist of debt securities issued by agencies and instrumentalities of the United States Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Maritime Administration, General Services Administration and Tennessee Valley Authority. Instrumentalities include, for example, the National Bank for Cooperatives, each of the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Farm Credit Banks, Federal National Mortgage Association and the United States Postal Service. Such securities are backed by the full faith and credit of the United States (e.g. U.S. Treasury Bills), guaranteed by the United States Treasury (e.g. Government National Mortgage Association mortgage-backed securities), supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g. Federal National Mortgage Association Discount Notes) or supported by the issuing agency's or instrumentality's credit. Certain of the foregoing instruments which constitute mortgage-related securities are discussed under "Mortgage--Related Securities" below.

  Bank Money Investments: These include certificates of deposit and bankers' acceptances. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Except for the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios, a Portfolio will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and is a member of the Federal Deposit Insurance Corporation; provided that this limitation shall not prohibit investments in foreign branches or agencies of banks which meet the foregoing requirements. No Portfolio will invest in non-negotiable time-deposits maturing in more than seven days.

  Short-Term Corporate Debt Instruments: These include commercial paper (including variable amount master demand notes); i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

  Variable amount master demand notes are obligations of companies that permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to arrangements between the Fund, as lender, and the companies, as borrowers. The Fund will have the right, at any time, to increase the amount lent up to the full amount provided by a note or to decrease the amount. The borrower will have the right, at any time, to prepay up to the full amount of the amount borrowed without penalty. Because the notes are direct lending obligations between the Fund and borrowers, they are generally not traded and there is no secondary market. However, the Fund will have the right to redeem a note at any time and receive face value plus accrued interest. Consequently, the Fund's ability to receive repayment will depend upon the borrower's ability to pay principal and interest on the Fund's demand. The Fund will invest only in either notes that have the ratings described below for commercial paper, or (because notes are not typically rated by credit rating agencies) unrated notes that are issued by companies that have the rating described below for issuers of commercial paper. The Fund does not expect that the notes will be backed by bank letters of credit. The Fund's investment manager or

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sub-investment managers, as applicable, will value the notes held by the Fund, taking into account such factors as the issuer's earning power, cash flows and other liquidity ratios.

  Also included are non-convertible corporate debt securities (e.g., bonds and debentures) with no more than two years (thirteen months with respect to the MetLife Money Market Portfolio) remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than thirteen months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Issues with between thirteen months and two years remaining to maturity tend to have greater liquidity and considerably less market value fluctuation than longer term issues.

  Commercial paper investments at the time of purchase will be rated "A" ("A-1" or "A-2" with respect to the MetLife Money Market Portfolio) by Standard & Poor's Ratings Group (Standard & Poor's) or "Prime" ("Prime-1" or "Prime-2" with respect to the MetLife Money Market Portfolio) by Moody's Investor Services, Inc. (Moody's), or, if not rated, issued by companies having an outstanding debt issue rated at least "A" ("AA" or "Aa" with respect to the MetLife Money Market Portfolio) by Standard & Poor's or by Moody's. The MetLife Money Market Portfolio's investments in corporate bonds and debentures (which must have maturities at the date of settlement of thirteen months or less) must be rated at the time of purchase at least "AA" or its equivalent by at least two nationally recognized statistical rating organizations ("NRSRO's") or by one NRSRO if only one has rated such securities ("Requisite NRSRO's") or if unrated are of comparable investment quality. See below for a discussion of the aforementioned corporate bond and commercial paper ratings.

  Repurchase Agreements: Under these arrangements, a Portfolio would invest in securities subject to repurchase agreements with a bank or dealer. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires ownership of the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations.

  The underlying securities will consist only of U.S. government or government agency securities, certificates of deposit, commercial paper or banker's acceptances or other money market instruments. For the MetLife Money Market Portfolio, the underlying securities will consist of either (i) U.S. government or government agency securities or (ii) a security rated in the highest rating category by the requisite NRSRO's as defined above. Repurchase agreements will be collateralized by cash or the purchased (or equivalent) securities, and, during the term of a repurchase agreement, the seller will be required to provide such additional collateral as is necessary to maintain the value of all of the collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, such as under one week. Repurchase agreements will be entered into with primary dealers for periods not to exceed 30 days and only with respect to underlying money market securities in which the Fund may otherwise invest as described above. Repurchase agreements will not be entered into for a duration of more than seven days if, as a result, more than 15% (10% for the MetLife Money Market and Scudder Global Equity Portfolios) of the value of a Portfolio's total assets would be invested in such agreements or other illiquid securities.

  Repurchase agreements could be viewed as a form of loan made by the Fund to the seller of the agreement, with the security subject to repurchase, in effect, serving as "collateral" for the loan. The Fund will in all cases seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or inadequacy of the "collateral," should the seller of the repurchase agreement fail financially. Also, the Fund could incur disposition costs in connection with disposition of the collateral if the seller defaults. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy and only when the economic benefit to the Fund is believed to justify the attendant risks. The Fund has adopted standards for the sellers with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

  Reverse Repurchase Agreements: These agreements involve the sale of money market securities held by a Portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The proceeds of the reverse repurchase agreement would be used to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

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  Reverse repurchase agreements could be viewed as a form of borrowing by the Fund and are therefore subject to the Fund's restrictions with respect to borrowing generally. See fundamental investment policy number 2. The Fund intends to take reasonable steps to ensure against the risk that it will have insufficient assets to repurchase securities subject to such agreements. With regard to each reverse repurchase agreement, therefore, the Fund intends to maintain in a segregated account liquid assets (such as cash, U.S. government securities or other appropriate liquid assets) equal in value to the specified repurchase price or, if there is no specified price, to the proceeds received on the sale subject to repurchase plus accrued interest.

MORTGAGE-RELATED SECURITIES

  The Portfolios may invest in certain mortgage-related securities to the extent otherwise consistent with their investment objectives and policies.

  A mortgage-related security is an interest in a pool of mortgages. Most mortgage-related securities are pass-through securities, which means that they provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pool are paid off. The following types of mortgage-related securities, which represent the majority of the mortgage securities currently available, are issued by government-sponsored organizations formed to increase the availability of mortgage credit.

  Ginnie Maes: These are mortgage-backed pass-through certificates (Ginnie
Maes) that are issued by the Government National Mortgage Association (GNMA) and are guaranteed as to timely payment of interest and principal by GNMA and backed by the full faith and credit of the United States. Ginnie Maes represent partial ownership interests in a pool of mortgage loans which are individually insured by the Federal Housing Administration or by the Farmers Home Administration, or guaranteed by the Veterans Administration. GNMA is a U.S. government corporation within the Department of Housing and Urban Development.

  Fannie Maes and Freddie Macs: These are pass-through securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). FNMA guarantees full and timely payment of interest and principal on Fannie Maes and FHLMC guarantees full and timely payment of interest and full and ultimate payment of principal on Freddie Macs. These guarantees are backed, respectively, by the credit of FNMA, a federally chartered, privately owned corporation, and FHLMC, a federally chartered corporation owned by the Federal Home Loan Banks. In no circumstances does the full faith and credit of the United States guarantee any payments on the FNMA or FHLMC certificates. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner.

  The following types of mortgage-related securities may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-governmental securities may offer a higher yield but may also be subject to greater price fluctuation and risk than governmental securities.

  Mortgage-Backed Securities: These include mortgage pass-through bonds and mortgage-backed bonds. A mortgage pass-through bond is an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of single-family detached properties.

  Mortgage-related securities also include other debt obligations secured by mortgages on commercial real estate or residential properties.

  Many issuers or servicers of mortgage-related securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security's market value and yield will not change. Like other bond investments, the value of mortgage-related securities will tend to rise when interest rates fall, and fall when rates rise. Their value may also change because of changes in the market's perception of the creditworthiness of the organization that issued or guarantees them or changes in the value of the underlying mortgages. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

  Mortgage-related securities can have stated maturities of up to thirty years, depending on the length of the mortgages underlying the securities. In practice, unscheduled or early payments of principal on the underlying mortgages may make the securities' effective maturity shorter than this. For example, a security based on a pool of thirty-year mortgages is generally estimated to have an average life of twelve years. The relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities.

  Certain mortgage-related securities may only be settled through privately owned clearing corporations whose solvency and creditworthiness are not backed by the United States government or its agencies or instrumentalities. Certain operational problems of such clearing corporations may result in delays in settlement of mortgage-related securities transactions and may also result in losses to a Portfolio.

STRIPPED AGENCY MORTGAGE-BACKED SECURITIES

  Stripped Agency Mortgage-Backed securities represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Agency Mortgage-Backed Securities may be issued by U.S. Government Agencies or by private issuers similar to those described under "Collateralized Mortgage Obligations" in the Prospectus with respect to CMOs. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

  The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

  IOs and POs, other than government-issued IOs or POs backed by fixed rate mortgages, are considered illiquid securities and, accordingly, a Portfolio must limit investments in such securities, together with all other illiquid securities, to 15% of a Portfolio's net assets. The determination of whether to purchase a particular government-issued IO and PO backed by fixed rate mortgages may be made on a case by case basis under guidelines and standards established by the Fund's Board of Directors. The Fund's Board of Directors has delegated to the manager and sub-investment managers, as applicable, the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue; and the number of dealers who make a market in the IO or PO.

HIGH YIELD SECURITIES

  The State Street Research Income, State Street Research Diversified, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Portfolios, as described in the Prospectus, invest or can invest in securities rated BBB or below by one of the nationally recognized statistical rating organizations ("NRSROs") or if unrated, will be of similar investment quality as determined by the manager or sub-investment manager, as applicable. Medium-grade bonds (rated, for example, BBB major rating category by an NRSRO) lack outstanding investment characteristics, but are regarded as having an adequate capacity to pay principal and interest. Such debt securities, as well as those in higher grade categories, are generally known as investment grade securities.

  Bonds rated BB or lower are generally known as high yield securities or "junk bonds." Such high yield securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation.

  The market values of such high yield securities tend to reflect individual corporate developments to a greater extent than higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such high yield securities also tend to be more sensitive to real or perceived adverse economic conditions or changes in interest rates than higher rated securities.

  Companies that issue high yield debt securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the debt securities of such issuers generally is greater than is the case with higher rated bonds. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience "financial stress" and may not have sufficient revenues to meet their payment obligations. Such an issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments,

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or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Risk of loss due to default by the issuer is also significantly greater for the holders of high yield securities because such securities are generally unsecured and are generally subordinated to the debts of other creditors of the issuer.

  The Portfolios that invest in high yield securities may have difficulty disposing of certain high yield securities, particularly those perceived to have a high credit risk, because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is not an established retail secondary market for certain of these securities, and it is anticipated that such securities could be sold only to a limited number of dealers or institutional investors. Moreover, to the extent a secondary trading market for high yield debt securities does exist, it is generally less liquid than the secondary market for higher rated debt securities. The lack of a highly liquid secondary market for certain high yield securities may have an adverse impact on the market price for such debt securities and the Portfolio's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The lack of a liquid secondary market for certain debt securities may also make it more difficult to obtain accurate market quotations for purposes of valuing certain of its high yield portfolio securities. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

  In addition, it is possible that an economic recession could severely disrupt the market for such securities. In addition, it is possible that an economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on such securities.

  Factors adversely impacting the market value of high yield securities may adversely impact the net asset values of each Portfolio that invest in them to the extent, the Portfolio owns such securities. In addition, each such Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio securities. These Portfolios will not rely primarily on ratings of NRSROs, but, rather, will rely primarily on the judgment, analysis, and experience of the manager or sub-investment manager, as applicable, in evaluating the creditworthiness of any issuer of high yield securities. In their evaluation, the manager or sub-investment manager, as applicable, will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management, and regulatory matters.

  From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals if enacted into law could: (i) reduce the market for such securities generally;
(ii) negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing; and (iii) negatively affect the value of specific high yield issuers and the high yield market in general. However, the likelihood of any such legislation being enacted in the near future or the actual effect of such legislation is uncertain.

ILLIQUID OR RESTRICTED SECURITIES

  Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board of Directors. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Portfolio should be in a position where more than 15% of the value of its net assets (10% as to the MetLife Money Market and Scudder Global Equity Portfolios) is invested in illiquid assets, including illiquid restricted securities, such Portfolio will take appropriate steps to protect liquidity.

  Notwithstanding the above, a Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The manager and sub-investment managers, as applicable, under the supervision of the Fund's Board of Directors, will consider whether securities purchased under Rule 144A

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are illiquid and thus subject to such Portfolio's restriction of investing no more than 15% of a Portfolio's net assets (10% as to the MetLife Money Market and Scudder Global Equity Portfolios) in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the manager and sub-investment managers, as applicable, will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the manager and sub-investment managers, as applicable, could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchases,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, a review of the Portfolio that holds such security holdings of illiquid securities would be made to determine what, if any, steps are required to assure that such Portfolio does not invest more than 15% of its net assets (10% as to the MetLife Money Market and Scudder Global Equity Portfolios) in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

WARRANTS

  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

DEBT INSTRUMENT RATINGS

  The ratings of certain debt instruments in which the Portfolios may invest are described below.

DESCRIPTION OF CERTAIN CORPORATE BOND AND DEBENTURE RATINGS OF MOODY'S INVESTOR SERVICES, INC.:

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  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

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  C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Should no rating be assigned by Moody's, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

DESCRIPTION OF CERTAIN CORPORATE BOND AND DEBENTURE RATINGS OF STANDARD & POOR'S RATINGS GROUP:

  AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA--Debt rated AA has a strong capacity to pay interest and repay principal, and differs from the higher rated issues only in small degree.

  A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC, CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  C--The rating C is reserved for income bonds on which no interest is being paid.

  D--Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS:
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  Commercial paper rated A (highest quality) by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

  The rating Prime is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of any parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

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CERTAIN INVESTMENT LIMITATIONS

  The investment limitations not described in the Prospectus and generally common to the Portfolios are described below. The following four fundamental policies may not be changed without approval by the requisite vote of the outstanding voting shares of each Portfolio affected. Unless otherwise indicated, all restrictions apply at the time of purchase.

  No Portfolio may:

    1. make any investment which would thereupon cause more than 25% of the value of the total assets of the Portfolio to be invested in securities issued by companies principally engaged in any one industry, provided, however, that (a) utilities will be divided according to their services so that, for example, gas, gas transmission, electric and telephone will each be deemed a separate industry, (b) oil and oil related companies will be divided by type so that, for example, domestic crude oil and gas producers, domestic integrated oil companies, international oil companies and oil service companies will each be deemed a separate industry, (c) savings and loan associations and finance companies will each be deemed a separate industry, and (d) with respect to the money market portion of the State Street Research Diversified Portfolio and the MetLife Money Market Portfolio, securities issued or guaranteed by the United States government, its agencies or instrumentalities, and with respect to the MetLife Money Market Portfolio and the State Street Research Diversified Portfolio, debt securities issued by domestic banks (excluding foreign branches of domestic banks), shall not be subject to this restriction;

    2. borrow money or purchase securities on margin, provided, however, that this restriction shall not prohibit a Portfolio from (a) obtaining such short-term credits as are necessary for the clearance of portfolio transactions, (b) temporarily borrowing up to 5% (33 1/3% in the case of the Scudder Global Equity Portfolio) of the value of the Portfolio's total assets for extraordinary or emergency purposes, such as for permitting redemption requests to be honored which might otherwise require the sale of securities at a time when it is not in the Portfolio's best interests, (c) entering into reverse repurchase agreements with banks, or (d) with respect to the GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios, purchasing securities on a "when-issued" basis. Collateral arrangements entered into by the Portfolios to make margin deposits in connection with futures contracts, including options on futures contracts, are not for these purposes deemed to be the purchase of a security on margin. The aggregate amount of obligations identified in (a), (b) and (c) above, when incurred, will not exceed one-third of the amount by which the Portfolio's total assets exceed its total liabilities (excluding the liabilities represented by such obligations). If at any time a Portfolio's obligations of such type exceed the foregoing limitation, such obligations will be promptly reduced to the extent necessary to comply with the limitation. Scudder will not purchase additional securities for the Scudder Global Equity Portfolio unless the aggregate amount of obligations identified in (b) and (c) above do not exceed 5%. The Fund will not issue senior securities, other than those which represent such type obligations. For purposes hereof, writing covered call and put options and entering into futures contracts and options thereon to the extent permitted in fundamental investment policy numbers 1, 2 and 3 in the Prospectus shall not be deemed to involve the issuance of senior securities or borrowings;

    3. engage in the underwriting of securities of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933; or
    4. make any investment in real estate interests that would thereupon cause more than 10% of the value of the Portfolio's total assets to be invested in real estate interests, including real estate mortgage loans, but this policy shall not be deemed to restrict investment in real estate investment trusts listed on stock exchanges or shares of real estate companies.

  The following investment restrictions may be changed without approval of shareholders.

  To the extent that 25% of the total assets of any Portfolio may become invested in the four oil related industries listed in paragraph 1.(b) above in the aggregate, the Fund will disclose such fact.

  No Portfolio will acquire securities for the purpose of exercising control over the management of any company or, except for the Janus Mid Cap Portfolio, if such acquisition would thereupon cause more than 25% of the value of the Portfolio's total assets to consist of (1) securities (other than securities issued or guaranteed by the United States government, its agencies and instrumentalities) which, together with other securities of the same issuer, constitute more than 5% of the value of the Portfolio's total assets and (2) voting securities of issuers more than 10% of whose outstanding voting securities are owned by the Fund. With respect to the

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MetLife Money Market Portfolio, no more than 5% of the Portfolio's total assets, at the time of purchase, will be invested in the securities of any one issuer (other than securities issued or guaranteed by the United States government, its agencies and instrumentalities), except that it may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer for a period of three business days after the purchase of such securities. See "MetLife Money Market Portfolio" in the Prospectus for additional limitations concerning diversification with respect to the MetLife Money Market Portfolio.

  No Portfolio will purchase securities of other investment companies if such purchase would thereupon cause more than 10% of the value of the total assets in the Portfolio to be invested in the securities of investment companies or more than 5% of such value to be invested in the securities of any one investment company, or would cause the Fund to own more than 3% of the total outstanding voting stock of any such company (or together with other investment companies having the same investment adviser to own more than 10% of the total outstanding voting stock of any closed-end investment company). Securities of investment companies may also be acquired as part of a merger, consolidation, acquisition of assets or reorganization. In addition, no Portfolio will make any investment in repurchase agreements having a maturity of more than seven days or any other illiquid assets if, as a result, more than 15% (10% as to the MetLife Money Market and Scudder Global Equity Portfolios) of the Portfolio's total assets would be invested in illiquid assets.

  The Fund will not make any short sale or, except for the Janus Mid Cap Portfolio, participate on a joint or joint and several basis in any trading account in securities. The latter policy, however, does not prohibit combining orders for portfolio securities as described in "Investment Management Agreements and Sub-Investment Management Agreements."

INSURANCE LAW RESTRICTIONS

  In order to be able to sell Contracts in New York, the investment manager for the Fund and each sub-investment manager for a Portfolio have agreed to use their best efforts to assure that each Portfolio of the Fund complies with the investment restrictions and limitations prescribed by Sections 1405 and 4240 of the New York Insurance Law, and the regulations promulgated thereunder, insofar as such investment restrictions and limitations are applicable to the investment of separate account assets in mutual funds. If any Portfolio fails to comply with such restrictions or limitations, the Insurance Companies will cease making investments in that Portfolio for the separate accounts.

  Currently, the Fund is permitted by New York law to make any purchase if made on the basis of good faith and with that degree of care that an ordinarily prudent person in a like position would use under similar circumstances. Also, Delaware Insurance Law, which governs Metropolitan Tower's investments, currently contains no requirements or limitations on the investments of assets held in a separate account formed for the purpose of issuing variable contracts.

CERTAIN INVESTMENT PRACTICES

 LENDING OF PORTFOLIO SECURITIES:

  Subject to the restriction contained in fundamental investment policy number 4 in the Prospectus, each Portfolio from time to time may lend some of its securities to brokers, dealers and financial institutions and receive as collateral cash or United States Treasury securities which at all times while the loan is outstanding will be maintained by the borrower in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term high-grade securities, or in a mutual fund that invests in such investments which can increase the current income of the Portfolio lending its securities, since the Portfolio continues to receive payments equal to interest and dividends on the loaned securities during the period of the loan. Any gain or loss in the market value of loaned securities or securities in which cash collateral is invested during the term of the loan would also enure to the Portfolio.

  Loans of portfolio securities will not have terms longer than 30 days and will be terminable at any time. The Fund may pay reasonable finders, administrative and custodial fees to persons unaffiliated with the Fund for services in connection with such loans.

  Payments equal to the dividends, interest, and other distributions received by a Portfolio on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under "Taxes" below. The Fund intends to lend portfolio securities only to the extent that such activity does not jeopardize the Fund's qualification as a regulated investment company under the Internal Revenue Code (the "Code").

  If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities, while holding the borrower liable for any excess of the replacement cost over the amount of collateral. As with any extension of credit, there are risks of delay in recovery, and in some cases even loss of rights in the collateral, should the borrower of the securities fail

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financially. However, loans of portfolio securities will be made only to firms deemed to be creditworthy and only when the economic benefit to the Fund is believed to justify the attendant risks. On termination of a loan, the borrower is required to return the loaned securities to the Fund.

 OPTIONS AND FUTURES:

  Options on Portfolio Securities and Currencies: Subject to the restrictions contained in fundamental investment policies numbers 1, 2 and 3 in the Pros-pectus, all the Portfolios may write (sell) covered call options and may purchase put and call options with respect to securities in their portfolio. In addition, the GFM International Stock Portfolio, Loomis Sayles High Yield Bond Portfolio, T. Rowe Price Small Cap Growth Portfolio, Janus Mid Cap Portfolio and Scudder Global Equity Portfolio may purchase put and call options on currencies and write covered put and call options on securities or currencies. The other Portfolios may write put options only to the extent necessary to close out option positions previously entered into. At the present time, the MetLife Money Market Portfolio and the MetLife Stock Index Portfolio do not intend to write or purchase such options.

  A call option gives the purchaser of such option, in exchange for the option premium, the right to buy (and obligates the writer to sell) the underlying security or currency at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months. The exercise price, plus the option premium paid, will always be greater than the market price of the underlying security or currency at the time the option is written. A put option gives the purchaser of such option, in exchange for the option premium, the right to sell (and obligates the writer to purchase) the underlying security or currency at the exercise price at any time before the option expires.

  If a covered call or put option written by a Portfolio expires unexercised, the Portfolio will realize as income, in the form of a short-term capital gain, the premium it received for the sale of the option, less the brokerage commission it paid i.e., the "net premium." If a call option written by a Portfolio is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security or currency to the option holder at the exercise price. By writing a covered call option, the Portfolio foregoes, in exchange for the net premium, the opportunity to profit from any increase in the value of the underlying security or currency above the exercise price plus the premium paid. Therefore, call options may be written when the manager or a sub-investment manager, as applicable, believe that the security or currency should be held, but no increase in price or only a moderate increase within the option period is expected.

  By writing a covered put option, a Portfolio receives premium income but obligates itself to purchase from the option holder, at the price specified in the option, the particular security or currency underlying the option at any time prior to the expiration of the option period, regardless of the market value of the security or currency during the option period. Therefore, put options will be written when the manager or sub-investment manager, as applicable, believes that the security's or currency's price will rise during the exercise period and, consequently, the option will not be exercised.

  If an option purchased by a Portfolio expires unexercised, the Portfolio will experience a loss in the amount of the premium paid for the option. The Portfolio will generally decide to exercise a put option if the market price of the underlying security or currency falls below the exercise price; it will generally decide to exercise a call option if the market price of the underlying security or currency exceeds the exercise price. Therefore, options may be purchased when the manager or sub-investment manager, as applicable, believes that, in the case of a put, the security or currency should be held but its market price may fall, or, in the case of a call, the security or currency should be purchased in the future and its market price may rise.

  In order to reduce the risk of loss, a Portfolio will write an option only if there is an organized market for the option on a recognized securities exchange except that the Janus Mid Cap and Scudder Global Equity Portfolios may write covered options "over the counter." A Portfolio will not sell the securities or currencies against which options have been written until after the option period has expired, a closing purchase transaction, if available, has been executed, a corresponding put or call option has been purchased or the written option is otherwise covered.

  Options are traded on certain recognized securities exchanges, including the Chicago Board Options Exchange, the American Stock Exchange, the Philadelphia Stock Exchange, the Pacific Stock Exchange and the Midwest Stock Exchange. The Portfolio may terminate its obligation as the writer of an option by purchasing on such exchange an option with the same exercise price and expiration date as the option previously written (a "closing purchase transaction"). If the Portfolio cannot enter into a closing purchase transaction (for example, because no such options are available for purchase), the Portfolio will continue to bear the risk of loss of the appreciation, if any, in the price of the underlying security or currency

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during the remaining term of the option, if it has written a call option, or the Portfolio will continue to be obligated to purchase the specified securities or currencies at the exercise price, regardless of the market value or exchange rate, if it has written a put option.

  Both sales and purchases of options require the Portfolio to pay brokerage commissions. To the extent that an option sold by the Portfolio is exercised, the Portfolio may incur brokerage commissions or other transaction costs in reinvesting the proceeds received upon such exercise. Also, writing covered call options can increase a Portfolio's turnover rate.

  When a Portfolio sells a covered call or put option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of the deferred credit subsequently will be marked-to-market to reflect the current value of the option written. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss, if the cost of a closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option sold by the Portfolio is exercised, the Portfolio will realize a long-term or short-term gain or loss from the sale of the underlying security or currency, and the proceeds of the sale will be increased by the premium previously received on the option. The writing of such call options will not affect the holding period of the underlying security. If a put option sold by the Portfolio is exercised, the Portfolio's cost for the security or currency purchased will be reduced by the premium previously received on the option written.

  Options on Indices: The State Street Research Growth, State Street Research Diversified, State Street Research Aggressive Growth, GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap, and Scudder Global Equity Portfolios may utilize options on stock indices. While it has no present intention to do so, the MetLife Stock Index Portfolio may in the future utilize such options. Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of the stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements in individual stocks.

  Upon payment of a specified premium at the time an option on a stock index is entered into, the purchaser of a call option on a stock index obtains the right to receive, upon exercise of the option, a sum of money equal to a multiple of any excess of the value of the specified stock index, on the exercise date, over the exercise or "strike" price specified by the option. The purchaser of a put option on a stock index obtains the right to receive, upon exercise of the option, a sum of money equal to a multiple of any excess of the strike price over the value of the stock index.

  The writer of a stock index option has obligations which correspond to the purchaser's rights. Thus, for example, the writer of a call option on a stock index, in consideration of the option premium received, has the obligation to pay, upon exercise, a dollar amount equal to a multiple of any excess of the value of the specified stock index on the date of exercise over the strike price specified in the option. The writer of a put option on a stock index, in consideration of the option premium received, has the obligation to pay, upon exercise, a dollar amount equal to a multiple of any excess of the value of the strike price specified in the option over the value of the specified stock index on the date of exercise.

  The Portfolios will cover call options on a stock index written by, for example, holding in a segregated account, with the custodian for the Fund, portfolio securities that substantially replicate the movement of the particular index upon which the call option was written or sufficient cash or liquid assets to cover the outstanding position. In addition, the Portfolios may also choose to cover call options written by holding a separate call option permitting the purchase of the same stock index at the same strike price. The Portfolios will cover put options on a stock index written by, for example, holding in a segregated account, with the custodian for the Fund, cash or liquid assets equal to the strike price of the put option or by holding a separate put option permitting the purchase of the same stock index at the same strike price.

  The State Street Research Growth, State Street Research Diversified and State Street Research Aggressive Growth Portfolios may write covered call options on a stock index and the GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may write covered call and put options on a stock index for the same purposes as they might write covered call and put options on their portfolio securities.

  A securities index fluctuates with changes in the market values of the securities included in the index. For example, some options on securities indices are based on a broad market index such as the Standard & Poor's 500 or the NYSE Composite Index, or a narrower market

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index such as the Standard & Poor's 100. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges, among others: The Chicago Board Options Exchange; New York Stock Exchange; and American Stock Exchange. Options on other types of securities indices, which do not currently exist, may be introduced and traded on exchanges in the future.

  Options on indices relating to certain debt securities, referred to as interest rate indices, may be introduced in the future. In the event that a liquid market develops for options on an interest rate index, and the Board of Directors of the Fund authorizes a particular Portfolio to use such an option, the Portfolio may do so. Where permitted, all the Portfolios may utilize options on interest rate indices in a manner similar to that described above with respect to options on stock indices.

  The Portfolios' purchase and sale of options on indices will be subject to the same risks as those applicable to options on individual securities. In addition, the distinctive characteristics of options on indices create certain risks that are not present with options on individual securities. For example, index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as, for example, if trading were halted in a substantial number of securities included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, would be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios may purchase or write options only on indices which include a sufficient number of securities to minimize the likelihood of a trading halt in such options. In addition, the ability to establish and close out positions on options on indices will be subject to the development and maintenance of a liquid secondary market for such options. The Portfolios will not purchase or sell any option on an index unless and until, in the opinion of the investment manager or sub-investment manager, as applicable, the market for such options has developed sufficiently that the risk in connection with such transactions is acceptable.

  The effectiveness of hedging through the purchase of options on indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the indices on which options are written. In the purchase of options on indices the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in the price of the securities comprising the index for which the option has been purchased. In writing call options on indices, the principal risks are the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities. In writing put options on indices, the principal risks are the inability to effect closing transactions at favorable prices and the obligation to make a cash settlement relating to the stock index at prices which may not reflect current market values.

  Futures Transactions: A futures contract is an agreement to buy or sell a security or currency (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price in the future. Trading in futures is regulated in the U.S. under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures contracts trade on certain regulated contract markets through an open outcry auction on the exchange floor. Consistent with their investment objectives and policies, the Portfolios may purchase or sell futures contracts to effect hedging transactions, to establish or decrease market exposure in an efficient manner or to enhance income. A hedge includes transactions in which the Portfolios utilize futures contracts in order to protect the value of underlying portfolio securities or the currencies in which they are denominated from adverse fluctuations in the financial markets.

  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

  Upon entering into a futures contract, a Portfolio is required to deposit with a futures commission merchant or in a segregated custodial account a certain percentage (presently less than ten percent) of the

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futures contract's market value as "initial margin." Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned upon termination of the futures contract if all contractual obligations have been satisfied. The initial margin in most cases consists of cash or U.S. government securities. Subsequent cash payments, called "variation margin," may be required as a result of marking the contracts to market on a daily basis as the contract value fluctuates.

  The use of futures contracts entails certain risks in addition to those stated below, including but not limited to: possible reduction in the Portfolio's income; possible reduction in value of both the securities or currencies hedged and the related futures contract; and potential losses in excess of the amount initially invested in the futures contracts themselves. The use of futures contracts requires special skills in addition to those needed to select portfolio securities or currencies.

  Stock Index Futures Contracts: The State Street Research Growth, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios, consistent with their investment objectives and policies, may use stock index futures to establish or decrease market exposure in an efficient manner, to attempt to reduce the risk of investments in equity securities by hedging portions of their underlying portfolios or to enhance income. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

  The State Street Research Growth, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may engage in stock index futures transactions as a hedge against market risk resulting from market conditions and over-all economic prospects with respect to the value of portfolio securities held by the Portfolios or which the Portfolios intend to purchase, as distinguished from stock-specific risk resulting from the market's evaluation of the merits of a particular security. For example, a Portfolio might sell stock index futures contracts to hedge against a decline in the value of securities held in the Portfolio. Alternatively, a Portfolio might buy stock index futures contracts to hedge against a rise in the value of securities the Portfolio intends to acquire. A Portfolio may also use stock index futures to enhance income.

  A Portfolio's successful use of stock index futures contracts depends upon the ability of the manager or sub-investment manager, as applicable, to accurately assess the direction of the stock market and is subject to various additional risks. The correlation between movement in the price of the stock index futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Portfolio's securities diverges from the composition of the relevant index. In addition, the ability of a Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time. See also the risks noted above under "Futures Transactions."

  Interest Rate Futures Contracts: Each of the Fund's Portfolios, consistent with its investment objective and policies, may buy and sell futures contracts on interest-bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurodollar Certificates of Deposit, and GNMA certificates) for hedging purposes or to establish or decrease market exposure in an efficient manner. Further, in the event that a liquid market develops for futures contracts based on an interest rate index, and the Board of Directors of the Fund authorizes a particular Portfolio to use such futures contracts, the Portfolio may do so. Futures contracts on interest-bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The Portfolios will engage in transactions in only those interest rate futures contracts that are traded on a commodities exchange or a board of trade and are standardized as to maturity date and underlying financial instrument.

  For example, a Portfolio might sell an interest rate futures contract to hedge against a decline in the market value of debt securities the Portfolio owns. A Portfolio might also purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities the Portfolio intends to acquire. The risks of interest rate futures contracts are briefly described above in connection with the proposed use of stock index futures contracts and in the general description of "Futures Transactions." In addition, a Portfolio's successful use of interest rate futures contracts depends upon the ability of the manager or sub-investment manager, as applicable, to accurately assess interest rate moves. Further, because there are a limited number of types of interest rate futures contracts, it is likely that

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the financial futures contracts available to a Portfolio will not exactly match any debt securities the Portfolio intends to hedge or acquire. To compensate for differences in historical volatility between securities a Portfolio intends to hedge or acquire and the interest rate futures contracts available to it, the Portfolio could purchase or sell futures contracts with a greater or lesser value than any debt securities it wished to hedge or intended to purchase. This imperfect correlation between the interest rate futures contract and the debt securities being hedged is another risk.

  Currency Futures Contracts: The GFM International Stock, Loomis Sayles High Yield Bond, Scudder Global Equity, T. Rowe Price Small Cap Growth and Janus Mid Cap Portfolios may buy and sell futures contracts on currencies. The Portfolios will engage in transactions in only those currency futures contracts that are traded on a national or foreign commodities exchange or a board of trade and are standardized as to maturity date and the underlying financial instrument.

  Currency futures contracts may be used as a hedge against changes in prevailing currency exchange rates in order to establish more definitively the return on foreign securities held or intended to be acquired by the Portfolio. In this regard, the Portfolio could sell currency futures contracts to offset the effect of expected decreases in currency exchange rates and purchase such contracts to offset the effect of expected increases in currency exchange rates. The Portfolios may also use currency futures for any other purpose that they could use forward currency contracts. Although techniques other than the sale and purchase of currency futures contracts could be used for these purposes, currency futures contracts may be an effective and relatively low cost means of implementing these strategies.

  Options on Futures: The State Street Research Growth, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, GFM International Stock, T. Rowe Price Small Cap Growth, Loomis Sayles High Yield Bond, Janus Mid Cap and Scudder Global Equity Portfolios may purchase put and call options on stock index futures contracts, write (i.e., sell) covered call options on stock index futures contracts and enter into closing transactions with respect to such options. The GFM International Stock, T. Rowe Price Small Cap Growth, Loomis Sayles High Yield Bond, Janus Mid Cap and Scudder Global Equity Portfolios may also write covered put options on stock index futures contracts, may write covered put and call options on currency futures contracts, may purchase put and call options on currency futures contracts and may enter into closing transactions with respect to such options. In addition, all of the Portfolios are permitted to purchase put and call options on interest rate futures contracts, write covered call options on interest rate futures contracts and enter into closing transactions with respect to such options. In addition, the GFM International Stock, T. Rowe Price Small Cap Growth, Loomis Sayles High Yield Bond, Janus Mid Cap and Scudder Global Equity Portfolios may write covered put options on interest rate futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (to deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market.

  When a Portfolio as a purchaser of an option on a futures contract exercises such option and assumes a long futures position in the case of a call, or a short futures position in the case of a put, its gain will be credited to its futures margin account. Any loss suffered by the writer of the option on a futures contract will be debited to its futures variation margin account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option (i.e., entering into a closing transaction) at a market price that will reflect an increase or a decrease from the premium originally paid as a purchaser or required as a writer.

  Options on futures contracts can be used by a Portfolio for the same purposes as might be addressed by the direct purchase or sale of the underlying futures contracts themselves. Depending on the pricing of the option, compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies themselves, it may or may not be less risky then direct ownership of the futures contract or the underlying securities or currencies.

  In contrast to a futures transaction, in which only transaction costs are involved, benefits received by a Portfolio as a purchaser in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market

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movement, however, a Portfolio which purchased an option will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs. Purchasers of options who do not exercise their options prior to the expiration date will suffer a loss of the entire premium.

  If a Portfolio writes covered call or put options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Portfolio or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may also partially offset favorable changes in the value of its portfolio securities or currencies. For example, the writing of a call option on a futures contract can constitute a partial hedge against declining prices of underlying securities or currencies. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities or currencies.

  While the purchaser or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options at fairly established prices will be subject to the existence of a liquid market. A Portfolio will not purchase or write options on futures contracts unless, in the opinion of the manager or sub-investment manager, as applicable, the market for such options has sufficient liquidity that the risks associated with such options transactions are not unacceptable.

  Limitations on the Use of Futures Contracts and Options Thereon and Options on Indices: In instances involving the purchase or sale of a futures contract or the writing of covered call options on futures contracts, each Portfolio will be required to either (i) segregate cash or liquid assets that, together with any related margin deposits, are sufficient to cover the outstanding position or (ii) cover the futures contract or option written on such contract by owning the instruments or currency underlying the futures contract or option thereon or by holding a separate option permitting it to purchase or sell the same futures contract or option at the same strike price or better. In instances involving the writing of covered put options on futures contracts, the Portfolios will be required to (i) segregate cash or liquid assets that, together with any related margin deposits, at least equal the strike price of the put options written or (ii) purchase a put option on the same futures contract at the same strike price as that written by the Portfolio. Where such positions are covered by the segregation of sufficient cash, cash equivalents, other liquid securities or underlying securities, such amounts will be held in a segregated account with the Fund's custodian to collateralize the position, thereby insuring that the use of such futures contracts and options thereon is unleveraged.

  A Portfolio may not establish a position in a futures contract or an option thereon if immediately thereafter the sum of the amount of initial margin deposits on all open futures contracts and options the Portfolio has written thereon, and premiums paid for unexpired options on futures contracts would exceed 5% of the market value of that Portfolio's total assets; provided, however, that in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation. This restriction, however, does not apply to positions that the T. Rowe Price Small Cap Growth, Loomis Sayles High Yield Bond, Janus Mid Cap and Scudder Global Equity Portfolios may take that are within the CFTC's definition of "bona fide hedging" transactions. In addition, shares of the Portfolios may not be sold or advertised as a participation in a commodity pool or other vehicle for trading in the commodity futures or options markets. Finally, the Portfolios must agree to submit information to the CFTC, as requested, to demonstrate compliance with applicable regulations and to assist the CFTC in collecting data and refining its hedging standards.

  With respect to options on indices, in order to insure that call options written by the Portfolios on indices are covered and, therefore, unleveraged, the Portfolios would be required to: (i) hold in a segregated account, with the Fund's custodian, portfolio securities that substantially replicate the movement of the particular index upon which the call option was written or sufficient cash or liquid assets to cover the outstanding position, or (ii) hold a separate option permitting the purchase or sale of the same stock index at the same strike price or better. With respect to put options written on stock indices, the Portfolios will (i) segregate sufficient cash or liquid assets equal to the strike price of the put option written or (ii) purchase a put option on the same index at the same strike price as that written by the Portfolio.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

  Each Portfolio, except for the MetLife Stock Index Portfolio, may use forward foreign currency exchange contracts ("forward currency contracts") to hedge the

 ...............................................................................
currency risk relating to securities denominated in or exposed to foreign currency that are purchased, sold, or held by that Portfolio.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward currency contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. They generally have no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange traders do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a trader may offer to sell a foreign currency to a Portfolio at one rate, while offering a lower rate of exchange should the Portfolio desire to resell that currency to the dealer.

  At the maturity of a forward currency contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity, a Portfolio may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward currency contracts are usually effected with the currency trader that is a party to the original forward contract.

  As described in the Prospectus, each Portfolio may enter into a forward currency contract under two circumstances. First, when a Portfolio has entered into a contract to purchase or sell a security denominated in or traded in a foreign currency, it may protect itself against a possible loss between the trade date and the settlement date resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency by entering into a forward currency contract in U.S. dollars for the purchase or sale of foreign currency. Second, when management of a Portfolio believes a particular foreign currency may suffer or enjoy a substantial movement against the U.S. dollar (or another currency in a cross hedging transaction), the Portfolio may enter into a forward currency contract to sell or buy an amount of such currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. A Portfolio may also use a proxy currency for one of the currencies in these transactions. (A proxy currency is one whose value the investment manager or sub-investment manager believes will maintain a close relationship to the value of the currency for which it is being substituted.) However, the precise matching of the amounts of forward currency contracts and the value of any portfolio securities being hedged will not generally be possible, because the future value of such securities in foreign currencies will change as a consequence of movements in the market value of those securities between the dates the forward currency contracts are entered into and the dates they mature.

  As set forth in the Prospectus, the GFM International Stock, Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may also invest a limited amount of their assets in forward currency contracts used for non-hedging purposes.

  Since it is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward currency contract, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the securities being hedged is less than the amount of foreign currency the Portfolio would be obligated to deliver upon the sale of such securities. Conversely, it may be necessary for the Portfolio to sell some of the foreign currency received upon the sale of Portfolio securities on the spot market if the market value of such securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

  The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or exposed to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

 ................................................................

  The use of forward currency contracts involves various risks. A Portfolio may not always be able to enter into a forward currency contract when management deems it advantageous to do so, for instance, if the Portfolio is unable to find a counterparty to the transaction at an attractive price. Furthermore, a Portfolio may not be able to purchase forward currency contracts with respect to all of the foreign currencies in which its portfolio securities may be denominated. In those circumstances, and in a cross hedging forward currency contract, the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated (or traded) may not be precise. Forward currency contracts are not guaranteed by a third party and, accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other party. A default on the contract would deprive a Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price. Finally, the cost of purchasing forward currency contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward currencies that in general yield high rates of return may thus tend to reduce the rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

OTHER DERIVATIVE TRANSACTIONS

  Subject to the conditions set forth in the Prospectus, the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios may use swaps, caps, floors and collars. A Portfolio will usually enter into swaps on a net basis; that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

  Each Portfolio will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under swaps, caps, floors and collars. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Portfolio's accrued obligations under the agreement.

  The Portfolios will not enter into any swap, cap, floor or collar, unless the other party to the transaction (the "Counterparty") is deemed creditworthy by the sub-investment manager. If a Counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

  The liquidity of swaps, caps, floors and collars will be determined by the sub-investment manager based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Such determination will govern whether the instrument will be deemed within the 15% (or 10% for the MetLife Money Market and Scudder Global Equity Portfolios) restriction on investments in securities that are not readily marketable.

INDUSTRY CLASSIFICATIONS

  In determining how much of each of the State Street Research Growth and State Street Research Aggressive Growth Portfolios are invested in a given industry, the following industry classifications are currently used. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing will be classified according to the industries of their parent companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of non-government-backed mortgages.

BASIC INDUSTRIES             CONSUMER STAPLE              SCIENCE & TECHNOLOGY



Chemical                     Business Service             Aerospace
Diversified                  Container                    Computer Software &
Electrical Equipment         Drug                          Service
Forest Products              Food & Beverage              Electronic
Machinery                    Hospital Supply               Components
Metal & Mining               Personal Care                Electronic Equipment
Railroad                     Printing & Publishing        Office Equipment
Truckers                     Tobacco

UTILITY                      ENERGY                       CONSUMER CYCLICAL

Electric                     Oil Refining and Marketing   Airline
Gas                          Oil Production               Automotive
Gas Transmission             Oil Service                  Building
Telephone                                                 Hotel & Restaurant

                             FINANCE                      Photography
                                                          Recreation

OTHER                        Bank                         Retail Trade

                             Financial Service            Textile & Apparel
Trust Certificates--
Government Related Lending   Insurance
Asset-backed--Mortgages
Asset-backed--Credit Card Receivables

  In determining how much of each of the State Street Research Income and the State Street Research Diversified Portfolios are invested in a given industry, the following industry classifications are currently used. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing will be classified according to the industries of their parent companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages, credit card receivables, etc. "Asset-backed--Mortgages" includes private pools of non-government-backed mortgages.

Aerospace                    Electronic Components        Oil Service

Airline                      Electronic Equipment         Paper Products

Asset-backed--Mortgages      Entertainment                Personal Care

Asset-backed--Credit Card  Receivables

                             Financial Service            Photography

                             Food & Beverage              Plastics

Automotive               Forest Products                 Printing &
                                                         Publishing
Automotive Parts         Gaming & Lodging
                                                         Railroad
Bank                     Gas
                                                         Real Estate &
Building                 Gas Transmission                Building

Business Service          Grocery
                                                         Recreation
Cable
                          Healthcare & Hospital  Management

Capital Goods & Equipment                                Retail Trade

                          Hospital Supply

Chemical                  Hotel & Restaurant             Savings & Loan

Computer Software & Service                              Shipping &
                                                         Transportation
                          Insurance
Conglomerate
                          Machinery

Consumer Goods & Services                                 Technology &
                                                           Communications
                         Media
Container
                         Metal & Mining

Cosmetics                Office Equipment                 Telephone

Diversified              Oil Production                   Textile & Apparel

Drug                     Oil Refining & Marketing

Electric                                                  Tobacco

Electric Equipment                                        Truckers

                                                          Trust Certificates--
                                                           Government Related
                                                          Lending

  In determining how much of the GFM International Stock Portfolio is invested in a given industry, the industry classifications set forth below, grouped by sectors, are currently used.


ENERGY RESOURCES
                             MATERIALS                    CAPITAL EQUIPMENT



Energy Resources (includes all oils)
                             Building Materials and Components
Utilities Electrical, Gas, Water                          Aerospace and
                             Chemicals                     Military Technology

CONSUMER GOODS               Forest Products and Paper    Construction and
                                                           Housing

                             Metals--Non ferrous
Appliances and Household Durables                         Data Processing and
                             Metals--Steel                 Reproduction
Automobiles
                             Misc. Materials and Commodities
                                                          Electrical and
                                                           Electronics

Beverages and Tobacco
Food and Household Products  SERVICES
                                                          Electrical
                                                           Components and
                                                           Instruments

Health and Personal Care
                             Broadcasting and Publishing
Recreation, Other Consumer Goods
Textiles and Apparel         Business and Public Services
                             Leisure and Tourism          Energy Equipment and
                                                           Services

MULTI-INDUSTRY               Merchandising
                                                          Industrial
                                                           Components

                             Telecommunications
Multi-Industry               Transportation--Airlines
                                                          Machinery and
                                                           Engineering

                             Transportation--Road and Rail
MINING                       Transportation--Shipping


                             Wholesale and International Trade
Gold Mines                                                FINANCE

                                                          Banking
                                                          Financial Services
                                                          Insurance
                                                          Real Estate
                                                          Collective
                                                           Investment Programs

  In determining how much of the Loomis Sayles High Yield Bond Portfolio is invested in a given industry, the industry classifications set forth below, grouped by sectors, are currently used.

             GOVERNMENTS                          FINANCE


             UTILITIES                            Banks
                                                  Captive & Independents

             Gas                                  Other
             Electric

                                                  INDUSTRIAL


             TELEPHONE
                                                  Consumer

                                                  Cyclical
                                                  Energy

             MORTGAGE-RELATED (CMO)               Manufacturing
                                                  Service
                                                  Transportation

  In determining how much of the T. Rowe Price Small Cap Growth Portfolio is invested in a given industry, the T. Rowe Price Small Cap Growth Portfolio will rely primarily on industry classifications as published by BARRA, Inc. To the extent that BARRA, Inc. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC as well as the Emerging Company Investment Service (ECIS).

  In determining how much of the Janus Mid Cap Portfolio is invested in a given industry, the Janus Mid Cap Portfolio will rely primarily on industry classifications as published by Bloomberg L.P., provided that financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry). To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC.

  In determining how much of the Scudder Global Equity Portfolio is invested in a given industry, the industry classifications set forth below, grouped by sectors, are currently used.

CONSUMER DISCRETIONARY       MEDIA                        ENERGY
                             Advertising                  Engineering
Apparel & Shoes              Broadcasting & Entertainment Oil & Gas Production
Department & Chain           Cable Television             Oil Companies
 Stores                      Print Media                  Oil/Gas Transmission
Home Furnishings             Miscellaneous                Oilfield
Hotels & Casinos                                           Services/Equipment

Recreational Products        SERVICE INDUSTRIES           Miscellaneous
Restaurants

Specialty Retail                                          METALS & MINERALS
Miscellaneous                Asset Management

                             EDP Services                 Coal Mining
CONSUMER STAPLES             Environmental Services       Precious Metals
                             Investment                   Steel & Metals
Alcohol & Tobacco            Miscellaneous Commercial Services
                                                          Miscellaneous
Consumer Electronic &
 Photographic Products

                             Miscellaneous Consumer Services
                             Printing/Publishing          CONSTRUCTION
Consumer Specialties         Miscellaneous
Farming                                                   Building Materials

Food & Beverage              DURABLES                     Building Products
Package Goods/Cosmetics                                   Forest Products
Textiles                     Aerospace                    Homebuilding
Miscellaneous                Automobiles                  Miscellaneous


                             Construction/Agricultural Equipment
HEALTH                       Leasing Companies            TRANSPORTATION
                             Telecommunications Equipment Air Freight
Biotechnology                Tires                        Airlines
Generic Drugs                Miscellaneous                Marine
Health Industry Services                                   Transportation

Hospital Management          MANUFACTURING                Railroads
Medical Supply &                                          Trucking
 Specialty                   Chemicals                    Miscellaneous
Pharmaceuticals

                             Containers & Paper
Miscellaneous                Diversified Manufacturing    UTILITIES

                             Electrical Products          Electric Utilities
COMMUNICATIONS               Hand Tools                   Natural Gas
                             Industrial Specialty          Distribution
Cellular Telephone           Machinery/Components/ControlsWater Supply
Telephone/Communications     Office Equipment/Supplies    Miscellaneous
Miscellaneous

                             Specialty Chemicals

                             Wholesale Distributors       MISCELLANEOUS
                                                          Miscellaneous
FINANCIAL

                             Miscellaneous

                                                          CREDIT CARD
Banks                        TECHNOLOGY                   RECEIVABLES
Insurance
Business Finance             Computer Software
Consumer Finance             Diverse Electronic Products  Miscellaneous

Other Financial              EDP Peripherals
 Companies                                                AUTOMOBILE
Real Estate                                               RECEIVABLES
                             Electronic Components/Distributors
                             Electronic Data Processing
Miscellaneous                Military Electronics
                             Office/Plant Automation      Miscellaneous

                             Precision Instruments
                             Semiconductors               HOME EQUITY LOANS
                             Miscellaneous
                                                          Miscellaneous

                                                          MANUFACTURED HOUSING
                                                          RECEIVABLES
                                                          Miscellaneous

                            DIRECTORS AND OFFICERS

  The directors and officers of the Fund and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and director is One Madison Avenue, New York, New York 10010.


DIRECTORS AND OFFICERS
  The directors and officers of Portfolios and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and director is One Madison Avenue, New York, New York 10010.

                                                                     PRINCIPAL  OCCUPATION(S)
 NAME, (AGE) AND ADDRESS            POSITION(S)                        DURING PAST 5 YEARS
 -----------------------            -----------                      ------------------------
 Steve A. Garban (59)+............  Director                   Retired, formerly Senior Vice-
 The Pennsylvania State University                             President Finance and Operations and
 208 Old Main                                                  Treasurer, The Pennsylvania State
 University Park, PA 16802                                     University
 Jeffrey J. Hodgman (53)(*)+......   Chairman of the Board,    Executive Vice-President,
                                     President,                Metropolitan Life Insurance Company
                                     Chief Executive           ("Metropolitan Life,") since 1996;
                                     Officer and Director      prior thereto, Senior Vice-President
 Malcolm T. Hopkins (68)+.........  Director                   Private Investor, formerly Vice-
 14 Brookside Road                                             Chairman of the Board and Chief
 Biltmore Forest                                               Financial Officer, St. Regis Corp.
 Asheville, NC 28803                                           (forest and paper products)
 Robert A. Lawrence (70)+.........  Director                   Partner, Saltonstall & Co. (private
 50 Congress Street                                            investment firm)
 Boston, MA 02109
 Dean O. Morton (64)+.............  Director                   Retired, formerly Executive Vice-
 3200 Hillview Avenue                                          President, Chief Operating Officer
 Palo Alto, CA 94304                                           and Director, Hewlett--Packard
                                                               Company
 Michael S. Scott Morton (59)+....  Director                   Jay W. Forrester Professor of
 Massachusetts Institute of                                    Management at Sloan School of
  Technology ("MIT")                                           Management, MIT
 77 Massachusetts Avenue
 Cambridge, MA 02139
 John H. Tweedie (51)(*)+.........  Director                   Executive Vice-President,
                                                               Metropolitan Life since 1993;
                                                               President and Chief Executive
                                                               Officer of Metropolitan Life's
                                                               Canadian Operations 1990-1993; prior
                                                               thereto, Senior Vice-President and
                                                               Chief Actuary
 Bradford W. White (30)+..........  Controller                 Senior Technical Consultant--
                                                               Pensions, Metropolitan Life since
                                                               1993; Senior Financial Analyst--
                                                               Retirement and Savings Center, 1992-
                                                               1993; prior thereto, Financial
                                                               Analyst
 Christopher P. Nicholas (47)+....  Vice-President,            Associate General Counsel,
                                    Secretary and              Metropolitan Life
                                    Chief Operating Officer
 Joseph M. Panetta (60)*..........  Treasurer                  Vice-President, Metropolitan Life
 Elaine Stevenson (37)+...........  Vice-President             Vice-President, Metropolitan Life
                                                               since 1996; Assistant Vice-
                                                               President, 1993-1996; prior thereto,
                                                               Director--Retirement and Savings
                                                               Center
 Lawrence A. Vranka (56)*.........  Vice-President             Vice-President, Metropolitan Life
 Robin Wagner (36)+...............  Assistant Secretary        Assistant General Counsel,
                                                               Metropolitan Life
                                                               since 1997, Counsel, 1995-1997;
                                                               prior thereto, Associate Counsel
 Patricia S. Worthington (40)+....  Assistant Secretary        Associate Counsel, Metropolitan Life
                                                               since 1992; prior thereto, Attorney

-------
(*) Interested Person, as defined in the Investment Company Act of 1940 ("1940
    Act"), of the Fund.
(+) Serves as a trustee, director and/or officer of one or more of the following investment companies, each of which has an advisory or distribution relationship with the Investment Manager or its affiliates:
    State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust, State Street Research Growth Trust, State Street Research Exchange Trust and State Street Research Portfolios, Inc.

 ...............................................

 The Directors have been compensated as follows:

-------------------------------------------------------------------------------
                                                                       (5)
                                                (3)                   TOTAL
                                             PENSION OR            COMPENSATION
                                             RETIREMENT    (4)       FROM THE
                                    (2)       BENEFITS  ESTIMATED      FUND
                                 AGGREGATE   ACCRUED AS   ANNUAL     AND FUND
    (1)                         COMPENSATION  PART OF    BENEFITS  COMPLEX PAID
  NAME OF                           FROM        FUND       UPON    TO DIRECTORS
DIRECTOR(B)                      FUND(A)(C)   EXPENSE   RETIREMENT     (B)
-------------------------------------------------------------------------------
Jeffrey J. Hodgman.............      0           0          0           0
Steve A. Garban................   $28,500        0          0        $ 34,750
Malcolm T. Hopkins.............   $27,000        0          0        $ 34,750
Robert A. Lawrence.............   $24,000        0          0        $ 92,125
Dean O. Morton.................   $24,000        0          0        $ 96,125
Michael S. Scott Morton........   $18,500        0          0        $100,325
John H. Tweedie................      0           0          0           0

-------

(a) For the fiscal year ended December 31, 1996.

(b) Complex is comprised of 10 trusts and two corporations with a total of 31 funds and/or series. "Total Compensation from the Fund and Fund Complex Paid to Directors" is for the 12 months ended December 31, 1996.

(c) Directors and officers who are affiliated with Metropolitan Life or State Street Research or their affiliates ("interested persons" as defined under the Investment Company Act of 1940) do not receive any compensation for services rendered to the Fund in addition to their compensation for services rendered to Metropolitan Life or such affiliated companies. As of January 1, 1996, the Directors who are not affiliated with Metropolitan Life or State Street Research or their affiliates are paid a fee of $10,000 for each full calendar year during which services are rendered to the Fund. In addition, they are paid a fee of $2,500 for attending each of the directors' meetings, $500 for attending each audit committee meeting and are reimbursed for out-of-pocket expenses. Messrs. Garban and Hopkins also are each paid $1,500 for attending each contract committee meeting. The chairman of the audit committee receives a fee of $1,500 for each full calendar year during which he/she serves as chairman.
-------
  A separate charge is not made against the Fund for any compensation paid to officers and directors that are interested persons of the Fund. Such compensation is being paid by Metropolitan Life pursuant to the Investment Management Agreements between the Fund and Metropolitan Life discussed below.

  None of the above officers and directors of the Fund owns any stock of the Fund.

INVESTMENT MANAGEMENT ARRANGEMENTS
 ...............................................................................

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-INVESTMENT MANAGEMENT AGREEMENTS

  The Fund has entered into a separate Investment Management Agreement with Metropolitan Life with respect to each Portfolio, a separate Sub-Investment Management Agreement with Metropolitan Life and State Street Research with respect to each of the State Street Research Growth, State Street Research Income, State Street Research Diversified, and State Street Research Aggressive Growth Portfolios, a separate Sub-Investment Management Agreement with Metropolitan Life and GFM with respect to the GFM International Stock Portfolio, a separate Sub-Investment Management Agreement with Metropolitan Life and Loomis Sayles with respect to the Loomis Sayles High Yield Bond Portfolio, a separate Sub-Investment Management Agreement with Metropolitan Life and T. Rowe Price with respect to the T. Rowe Price Small Cap Growth Portfolio, a separate Sub-Investment Management Agreement with Metropolitan Life and Janus with respect to the Janus Mid Cap Portfolio, and a separate Sub-Investment Management Agreement with Metropolitan Life and Scudder with respect to the Scudder Global Equity Portfolio. In addition to the other functions described in the Prospectus, the manager and the sub-investment managers, as applicable, provide the portfolio managers for the Portfolios. The portfolio managers consider analyses from various sources, make the necessary investment decisions and effect transactions accordingly. In addition, the manager and sub-investment managers are obligated to provide all the office space, facilities, equipment and personnel necessary to perform their respective duties under the Agreements. They also utilize their securities and economic research facilities to perform their duties under the Agreements.

  Securities held by any Portfolio may also be held by other accounts managed by the manager or a sub-investment manager, including Metropolitan Life's own general and separate accounts, the other Fund Portfolios, and advisory clients of the manager or a sub-investment manager. When selecting securities for purchase or sale for a Portfolio, the manager and the sub-investment managers, as applicable, may at the same time be purchasing or selling the same securities for one or more of such other accounts. It is the policy of the manager and sub-investment managers not to favor any one account over the other, and any purchase or sale orders executed contemporaneously are allocated at the average price and as nearly as practicable on a pro-rata basis in proportion to the amounts desired to be purchased or sold by each account. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in the Portfolio's transaction, it is believed that the procedure generally contributes to better overall execution of the Fund's portfolio transactions. The Board of Directors has adopted guidelines governing the procedure and will monitor the procedure to determine that the guidelines are being followed and that the procedure continues to be in the best interests of the Fund and its shareholders. For providing investment management services to the Fund, the manager and sub-investment managers receive compensation that is described in the Prospectus under "Management of the Fund."

  The Investment Management Agreements relating to the State Street Research Growth, State Street Research Income, State Street Research Diversified and MetLife Money Market Portfolios and the Sub-Investment Management Agreements relating to the State Street Research Growth, State Street Research Income and State Street Research Diversified Portfolios were approved by the shareholders of the appropriate Portfolio at the annual meeting of Fund shareholders held on April 29, 1987. The Investment Management Agreement and the Sub-Investment Management Agreement relating to the State Street Research Aggressive Growth Portfolio were approved by the holders of the shares of the State Street Research Aggressive Growth Portfolio at a special meeting of the shareholders of such Portfolio held on November 29, 1988. The Investment Management Agreement relating to the MetLife Stock Index Portfolio was approved by the holders of the shares of that Portfolio at a special meeting of the shareholders of such Portfolio held on April 2, 1991. The Investment Management Agreement and the Sub-Investment Management Agreement relating to the GFM International Stock Portfolio were approved by the holders of the shares of that Portfolio at a special meeting of the shareholders of such Portfolio held on June 11, 1992. The Investment Manager Agreements and Sub-Investment Management Agreements relating to the Loomis Sayles High Yield Bond Portfolio, the T. Rowe Price Small Cap Growth Portfolio, the Janus Mid Cap Portfolio and the Scudder Global Equity Portfolio were approved by the unanimous written consent of shareholders on March 3, 1997. Unless earlier terminated, each Agreement will continue in effect from year to year with respect to each Portfolio, if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of that Portfolio (as determined pursuant to the 1940 Act), and (b) by a majority of the Board of Directors who are not "interested persons" (within the meaning of the 1940
Act) of any party of such Agreement. The Agreements may not be "assigned" as defined in the 1940 Act and may be terminated without penalty on 60 days' written notice at the option of either party or, with respect to any Portfolio, by the requisite vote of the shareholders of that Portfolio. (See "General Information About the Fund and its Shares" in the Prospectus.)

PAYMENT OF EXPENSES

  The Investment Management Agreements obligate Metropolitan Life to provide investment management services to the Fund and to pay the organization costs of the Fund. Prior to May 16, 1993, pursuant to those Agreements for each of the then existing Portfolios, Metropolitan Life was also obligated to pay all expenses of the Fund, including but not limited to, furnishing the facilities, equipment and office space for carrying out its obligations under the Investment Management Agreements and paying the compensation of officers of the Fund, the fees and expenses of all directors of the Fund, custodian and transfer agent fees, and audit and attorney's fees; provided, however, the following expenses of the Fund were borne by the Fund: the investment management fee payable to Metropolitan Life, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Fund, interest and any other costs related to borrowings by the Fund, and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto). Certain other expenses were and are assumed by Metropolitan Life pursuant to a distribution agreement with the Fund (see "Sale and Redemption of Shares").

  As of May 16, 1993, pursuant to an amendment to each of the Investment Management Agreements for each of the then existing Portfolios, Metropolitan Life is no longer obligated to pay the expenses of the Fund as described above. The amendment was approved in each case by the shareholders of each such Portfolio at the annual meeting of Fund shareholders held on April 28, 1993. Thus, as of May 16, 1993, the Fund is responsible for paying its own expenses. However, Metropolitan Life reserves the right, in its sole discretion, to pay all or a portion of the expenses of the Fund or any of its Portfolios, and to terminate such voluntary payment at any time upon notice to the Board of Directors and shareholders of the Fund.

  Subject to receiving New York State Insurance Department approval, Metropolitan Life has agreed to subsidize all expenses (excluding management fees, brokerage commission, taxes, interest and extraordinary or non-recurring expenses, as described in the Prospectus) in excess of .20% for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until such Portfolio's total net assets are at least $100 million, or March 3, 1999, whichever is earlier.

ALLOCATION OF PORTFOLIO BROKERAGE

  Under the Investment Management Agreements, Metropolitan Life has ultimate responsibility for selecting broker-dealers through which investments are to be

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purchased and sold for the Fund and day-to-day responsibility for making such determinations for the MetLife Money Market Portfolio and the MetLife Stock Index Portfolio. Under the Sub-Investment Management Agreements, State Street Research has day-to-day responsibility for selecting broker-dealers through which securities or other investments are to be purchased and sold for the State Street Research Growth, State Street Research Income, State Street Research Diversified and State Street Research Aggressive Growth Portfolios, GFM has day-to-day responsibility for selecting broker-dealers through which securities or other investments are to be purchased and sold for the GFM International Stock Portfolio, Loomis Sayles has day-to-day responsibility for selecting broker-dealers through which securities or other investments are to be purchased and sold for the Loomis Sayles High Yield Bond Portfolio, T. Rowe Price has day-to-day responsibility for selecting broker-dealers through which securities or other investments are to be purchased and sold for the T. Rowe Price Small Cap Growth Portfolio, Janus has day-to-day responsibility for selecting broker-dealers through which securities or other investments are to be purchased and sold for the Janus Mid Cap Portfolio and Scudder has day-to-day responsibility for selecting broker-dealers through which securities or other investments are to be purchased and sold for the Scudder Global Equity Portfolio.

  With respect to portfolio transactions for the MetLife Money Market and MetLife Stock Index Portfolios, Metropolitan Life's policy is to endeavor to obtain the most favorable overall prices and executions of orders. The MetLife Money Market Portfolio's investments usually will be purchased on a principal basis directly from issuers, underwriters or dealers. Accordingly, minimal brokerage charges are expected to be paid on such transactions. Purchases from an underwriter generally include a commission or concession paid by the issuer, and transactions with a dealer usually include the dealer's mark-up. In selecting broker-dealers to execute portfolio transactions, Metropolitan Life considers such factors as the price of the instrument or security, the size of the broker-dealer's "spread" or rate of commission, the size and difficulty of the order, the nature of the market for the instrument or security, the willingness of the broker-dealer to position and the reliability, financial condition and general execution and operational capabilities of the broker-dealer and the research, statistical and other services furnished by the broker-dealer to Metropolitan Life. Such research and statistical information may be used by Metropolitan Life in connection with the other investment accounts managed by it. Conversely, research and statistical information received from the placement of brokerage business for such other accounts, the aggregate assets of which substantially exceed the assets of the Fund, may be used by Metropolitan Life in managing the investments of the Fund.

  State Street Research's policy is to seek for its clients, including the State Street Research Growth, State Street Research Income, State Street Research Diversified and State Street Research Aggressive Growth Portfolios, what in its judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom State Street Research may do business, and it may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. State Street Research makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Portfolios occur. Against this background, State Street Research evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. State Street Research may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

  When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon State Street Research's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical

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charts; computer hardware used for brokerage and research purposes; computer software and databases, including those used for portfolio analysis and modelling; and portfolio evaluation services and relative performance of accounts.

  Certain nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers. State Street Research has an investment of less than ten percent of the outstanding equity of one such third party which provides portfolio analysis and modelling and other research and investment decision-making services integrated into a trading system developed and licensed by the third party to others. State Street Research could be said to benefit indirectly if in the future it allocates brokerage to a broker-dealer who in turn pays this third party for services to be provided to State Street Research.

  State Street Research regularly reviews and evaluates the services furnished by broker-dealers. Some services may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, State Street Research allocates the cost of such services to determine the appropriate proportion of the cost which is allocable to purposes other than research or investment decision-making and is therefore paid directly by State Street Research. Some research and execution services may benefit State Street Research's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer producing the services.

  State Street Research has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which that firm may expect to receive for services supplied to State Street Research or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

  It is not State Street Research's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in a recognition of services (other than execution services) provided. However, State Street Research is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, relies on the provisions of Section 28(e) of the Securities Exchange Act of 1934, to the extent applicable.

  In the case of the purchase of fixed income securities in underwriting transactions, State Street Research follows any instructions received from its clients as to the allocation of new issue discounts, selling concessions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, State Street Research may make such allocations to broker-dealers which have provided it with research and brokerage services.

  When more than one client of State Street Research is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), State Street Research will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. State Street Research may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, State Street Research may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.

  In selecting brokers or dealers to effect portfolio transactions for the GFM International Stock Portfolio, GFM seeks the best available combination of execution and over-all price (which includes the cost of the transaction). GFM will utilize brokers which provide it solely with brokerage services, as well as brokers which provide GFM with such research services as economic, political and social trend analysis and reports on the

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equity and credit markets and analyses of industries and individual companies. GFM is authorized, pursuant to the Sub-Investment Management Agreement with respect to the GFM International Stock Portfolio, to cause the Fund on behalf of the GFM International Stock Portfolio to pay to the brokers that furnish brokerage and research services (as such services are defined under Section 28(e) of the 1934 Act) a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of research services provided by the broker. However, such higher commissions must be deemed by GFM as reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall decision-making responsibilities of GFM with respect to the Fund or other accounts, if any, as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the 1934 Act).

  In all transactions, GFM seeks on behalf of the GFM International Stock Portfolio brokerage commissions at least as reasonable as those generally secured by those advisers that generate annually comparable amounts of commissions paid to brokers that provide brokerage and research services to those advisers.

  Research services rendered to GFM by brokers selected to execute transactions for the GFM International Stock Portfolio may be used in providing service to all of GFM's clients. Also all research services may not be utilized by GFM in connection with the client accounts which paid commissions to the broker providing such services.

  On the basis of the best service provided for the benefit of the GFM International Stock Portfolio in terms of execution capability, execution cost, and research, GFM will allocate business proportionally among a number of brokers and will regularly review such allocations.

  With respect to portfolio transactions for T. Rowe Price Small Cap Growth Portfolio, it is T. Rowe Price's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, the Portfolio may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the Portfolio's transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

  Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

  With respect to equity and fixed income securities, T. Rowe Price may effect principal transactions on behalf of the Portfolio with a broker or dealer who furnishes brokerage and/or research service, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

  On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund. In evaluating the reasonableness of commission rates,
T. Rowe Price considers: (a) historical commission rates, both before and since rates have been fully negotiable; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

  T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement

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analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers.

  Research services received from brokers and dealers are supplemental to T. Rowe Prices's own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price's Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price's normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers,
T. Rowe Price may be relieved of expenses which it might otherwise bear.

  T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

  Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the Funds participate.

  T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

  Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.

  T. Rowe Price's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the Portfolio are not necessarily used by T. Rowe Price exclusively in connection with the management of the Portfolio.

  A significant portion of the Portfolio's transactions may be placed through a computerized transaction network.

  Some of T. Rowe Price's other clients have investment objectives and programs similar to those of the Portfolio. T. Rowe Price may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Portfolio. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is
T. Rowe Price's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

  T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, the Trading Desks seek to achieve the same net unit price of the securities for each participating client. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro rata basis. Examples of where adjustments may be made include:
(i) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) reallocations to eliminate deminimis positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in light of a participating portfolio's characteristics (e.g., industry or issuer concentration, duration, and credit exposure).

  With respect to portfolio transactions for the Loomis Sayles High Yield Bond Portfolio, Loomis Sayles always seeks the best price and execution. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

  Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Portfolio will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

  Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Portfolio. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

  With respect to the portfolio transactions for Janus Mid Cap Portfolio, decisions as to the assignment of

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portfolio business and negotiation of its commission rates are made by Janus whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

  In selecting brokers and dealers and in negotiating commissions, Janus considers a number of factors, including but not limited to: Janus's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus in carrying out its responsibilities.

  Janus may use research products and services in servicing other accounts in addition to the Portfolio. If Janus determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process. Janus may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus.

  Janus does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus's clients and such research may not necessarily be used by Janus in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

  Janus may consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus will seek the best execution of each transaction.

  When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus better prices and executions will be achieved through the use of a broker.

  With respect to portfolio transactions for Scudder Global Equity Portfolio, it is Scudder's primary objective to obtain the most favorable net results, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. Scudder seeks to evaluate the overall reasonableness of brokerage commissions paid through the familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others, if available. Scudder reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

  When it can be done consistently with the policy of obtaining the most favorable net results, it is Scudder's practice to place such orders with brokers and dealers who supply research, market and statistical information to the Portfolio or Scudder. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Scudder is authorized when placing portfolio transactions for the Portfolio to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

  Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to Scudder, it is the opinion of Scudder that such information is only supplementary to its own research effort since the information must still be analyzed, weighed, and reviewed by Scudder's staff. Such information may be useful to Scudder in providing services to clients other than the Portfolio, and not all such information is used by Scudder in connection with the Portfolio. Conversely, such information provided to Scudder by brokers and dealers through whom other clients of Scudder effect securities transactions may be useful to Scudder in providing services to the Portfolios.

  The total dollar amounts of brokerage commissions paid by the Fund in 1994, 1995 and 1996 were $4,567,000, $6,329,000 and $10,728,775. Substantially all
commissions were paid to firms which provided research and statistical services either to Metropolitan Life, State Street Research or GFM.

  The State Street Research Growth Portfolio experienced a higher portfolio turnover rate in 1996 than in 1995 as a result of increased market volatility and the portfolio manager's efforts to take advantage of the resulting opportunities to purchase certain securities at attractive prices and to sell certain securities in order to realize gains. The GFM International Stock Portfolio experienced a higher portfolio turnover rate in 1996 than in 1995 as a result of some portfolio restructuring effected in the Portfolio during 1996.

                         SALE AND REDEMPTION OF SHARES

  The shares of each Portfolio, when issued, will be fully paid and non-assessable, will have no preference, pre-emptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

  Under the terms of the Distribution Agreement entered into by Metropolitan Life and the Fund, Metropolitan Life is not obligated to sell any specific number of shares of the Fund. Further, under such agreement, Metropolitan Life will pay the distribution expenses and costs of the Fund (that is, those arising from any activity which is primarily intended to result in the sale of shares issued by the Fund).

  As of May 16, 1993, pursuant to an amendment to the Distribution Agreement, Metropolitan Life is no longer obligated under such Agreement to pay the expenses and costs attributable to the Fund which are related to the printing and mailing of its prospectuses, proxy material and periodic reports to shareholders. The amendment was approved by the Board of Directors at a meeting held on April 28, 1993. Such expenses are currently paid by the Fund with respect to all of the Portfolios except for the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios. Subject to receiving New York State Insurance Department approval, Metropolitan Life has agreed to subsidize all expenses (excluding management fees, brokerage commissions, taxes, interest and extraordinary or non-recurring expenses, as described in the Prospectus) in excess of .20% of each Portfolio's net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until such Portfolio's total net assets are at least $100 million, or for two years from the date the Portfolio commences operations, whichever is earlier.

  Redemptions are normally made in cash, but the Fund has authority, at its discretion, to make full or partial payment by assignment to the appropriate separate account of portfolio securities at their value used in determining the redemption price. The Fund, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Fund has committed itself to pay to any separate account in cash, all such separate account's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Portfolio's net asset value at the beginning of such period. The securities to be paid in-kind to any separate account will be selected in such manner as the Board of Directors deems fair and equitable. In such cases, the separate account would incur brokerage costs should it wish to liquidate these portfolio securities.

  The right to redeem shares or to receive payment with respect to any redemption of shares of any Portfolio may only be suspended (a) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed (other than customary weekend and holiday closing), (b) for any period during which an emergency exists as a result of which disposal of portfolio securities or determination of the net asset value of that Portfolio is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of that Portfolio.

  If, in the sole determination of the Board of Directors, the continued offering of shares in any one or more Portfolios is no longer in the best interests of the Fund (e.g., because market conditions have changed, regulatory problems have developed or participation in such Portfolio is low), the Fund may cease offering such shares and may, by majority vote of the Board of Directors, require the redemption (at net asset value) of all outstanding shares in such Portfolio or Portfolios upon 30 days' prior written notice to the holders of such shares.

  In the future, assuming appropriate regulatory clearances, it may be possible that shares of the Fund will be offered for purchase by separate accounts of life insurance companies not affiliated with Metropolitan Life, which separate accounts are used to support insurance contracts issued by such companies.

  The net asset value per share of each Portfolio is computed by dividing the sum of the value of the securities held by that Portfolio plus any cash or other assets minus all liabilities by the total number of outstanding shares of that Portfolio at such time. Any expenses borne by the Fund, including the investment management fee payable to Metropolitan Life, are accrued daily except for extraordinary or non-recurring expenses. (See "Payment of Expenses.")

  Securities held by each Portfolio will be valued as follows. Portfolio securities which are traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices, except for the Loomis Sayles High Yield Bond Portfolio, which in the latter case would value such security at the last bid price. Each portfolio security which is primarily traded on non-domestic securities exchanges is generally valued at the preceding closing (or in the case of the Loomis Sayles High Yield Bond and Scudder Global Equity Portfolios, the last sale) value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued first by using the mean between the last current bid and asked prices or, second, by using the last available closing price, except for the Scudder Global Equity Portfolio which second values such security at the last current bid and third by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers which make markets in the securities except for the Loomis Sayles High Yield Bond Portfolio, which, in the latter case, would value such security at the last bid price, or in the case of the Scudder Global Equity Portfolio for domestic equities, such securities would be valued first at the last sale, second at the last bid price. All non-U.S. securities traded in the over-the-counter securities market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such non-domestic over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Directors, or its delegates, believe accurately reflects fair value. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available, e.g. certain long-term bonds and notes, are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained for this purpose and typically utilized by other institutional-sized trading organizations. Short-term instruments with a remaining maturity of sixty days or less are valued utilizing the amortized cost method of valuation described below. If for any reason the fair value of any security is not fairly reflected by such method, such security will be valued by the same methods as securities having a maturity of more than sixty days.

  Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the

 ..........................................................
sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being recognized when the futures contract closes or expires.

  The Fund will value all debt instruments held by the MetLife Money Market Portfolio, and has the authority to value all debt instruments with a remaining maturity of not more than one year held by the short-term money market instruments portion of the State Street Research Diversified Portfolio, utilizing the amortized cost method of valuation. However, at the present time, the State Street Research Diversified Portfolio is not using the amortized cost method for securities with a remaining maturity of greater than 60 days. All other securities and assets of the Money Market and Diversified Portfolios will be valued in accordance with the preceding paragraphs.

  Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant proportionate amortization in value is assumed until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate instrument is deemed to be the next date on which the interest rate is to be adjusted.

  The use of the amortized cost method of valuation can cause a Portfolio's yield and net asset value to differ somewhat from what they would be if only market valuation methods were used. However, the conditions outlined above are designed to minimize these effects and any possible shareholder dilution which might result.

TAXES
 ...............................................................................

  All realized long or short-term capital gains of the Fund, if any, are declared and distributed at least annually either during or after the close of the Fund's fiscal year to the shareholders of the Portfolio or Portfolios to which such gains are attributable and are reinvested in additional full and fractional shares of the Portfolio.

  Tax attributes of the Fund are allocated among the Portfolios as if they are separate corporations. Therefore, if a Portfolio has a net capital loss for a taxable year, including any allocated net capital loss carryforwards, such loss or losses will offset the net capital gains of that Portfolio only. Furthermore, each Portfolio will stand alone for purposes of determining that Portfolio's net ordinary income or loss.

  Each individual Portfolio must qualify for treatment as a regulated investment company. To so qualify, each Portfolio must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to security loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to each Portfolio's business of investing in such stocks, securities or foreign currencies. In addition, each Portfolio must derive less than 30% of its gross income in each taxable year from gains from the sale or other disposition of instruments held for less than three months.

  Dividends paid by each Portfolio from its ordinary income, and distributions of each Portfolio's net realized short-term capital gains, are taxable to the shareholder as ordinary income. Generally, to the extent that income of a Portfolio represents dividends on common or preferred stock of a domestic corporation, rather than interest income, its distributions to the Insurance Companies will be eligible for a dividend received deduction to the extent applicable in the case of a life insurance company under the Code.

  Under the Code, any distributions made from the Fund's net realized long-term capital gains are taxable to the Insurance Companies as long-term capital gains, regardless of the holding period of such shareholder in the stock of the Portfolio. Long-term capital gain distributions are not eligible for the dividends received deduction.

  Dividends and capital gains distributions may also be subject to state and local taxes.

  In addition, a nondeductible excise tax applies to any regulated investment company equal to 4% of the excess, if any, of the required distribution for the calendar year over the amount actually distributed. The required distribution basically is the sum of 98% of the regulated investment company's ordinary income plus 98% of its capital gain net income. The Fund does not anticipate that, under current law, any excise tax liability will generally be incurred.

  The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. Pursuant to that section, the only shareholders of the Fund and its Portfolios will be life insurance company

 ................................................................
segregated asset accounts (also referred to in the Prospectus as separate accounts) that fund variable life insurance or annuity contracts ("variable insurance contracts") and the general account of Metropolitan Life which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material which is attached at the front of the Prospectus for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

  In addition, section 817(h) of the Code and the regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the Investment Company Act of 1940, may affect the securities in which the Portfolios may invest. The consequences of failure to meet the requirements of section 817(h) could have adverse tax consequences to the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on the investment under the contract.

  There is a possibility that regulations may be proposed or a revenue ruling may be issued in the future relating to the circumstances in which a contract owner's control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets of a segregated asset account.

  The Fund may therefore find it necessary to take action to assure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

  In connection with the operation of the Portfolios that may invest in foreign securities, there are several unique tax considerations. The Portfolio may be subject to foreign taxes that could reduce its investment performance. The use of currency options, futures, and forward contracts will be monitored carefully to assure compliance with the rule that the Portfolio must derive less than 30% of its gross income in each taxable year from gains from the sale or other disposition of instruments held for less than three months. Dividends of the Portfolio paid with respect to dividends of non-United States companies will not be eligible for the dividends received deduction.

  The preceding is a brief summary of some of the relevant tax considerations. It is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

GENERAL INFORMATION
 ...............................................................................

EXPERTS

  Deloitte & Touche LLP has been selected as the independent auditor of the Fund, which selection is subject to annual approval by the Fund's Board of Directors. The financial statements of the Fund included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm as experts in accounting and auditing.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company acts as custodian of the Fund's assets and as its transfer agent. State Street Research is not affiliated with State Street Bank and Trust Company.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Metropolitan Series Fund, Inc.

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Growth, Income, Money Market, Diversified, Aggressive Growth, Stock Index, and International Stock Portfolios of the Metropolitan Series Fund, Inc. (the "Fund") as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for the applicable periods ended December 31, 1996, 1995, 1994, 1993, and 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers: where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Growth, Income, Money Market, Diversified, Aggressive Growth, Stock Index, and International Stock Portfolios of the Metropolitan Series Fund, Inc. at December 31, 1996 and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Denver, Colorado
February 14, 1997

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
GROWTH PORTFOLIO
December 31, 1996

                                                                        Value
 Shares                      Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 91.9%
--------------------------------------------------------------------------------
Aerospace: 0.9%
  305,400     Raytheon Co.                                          $ 14,697,375
--------------------------------------------------------------------------------
Automotive: 2.4%
  325,000     General Motors Corp.                                    18,118,750
  360,000     Magna International, Inc. Cl. A                         20,070,000
                                                                    ------------
                                                                      38,188,750
--------------------------------------------------------------------------------
Banking: 9.8%
  513,900     BankAmerica Corp.                                       51,261,526
  356,600    *Chase Manhattan Corp.                                   31,826,550
  455,700     Citicorp                                                46,937,101
  279,100     NationsBank, Inc.                                       27,282,025
                                                                    ------------
                                                                     157,307,202
--------------------------------------------------------------------------------
Broadcasting: 1.2%
  526,100     Time Warner, Inc.                                       19,728,750
--------------------------------------------------------------------------------
Business Services: 1.9%
  452,600     First Data Corp.                                        16,519,900
  245,200     HBO & Co.                                               14,558,750
                                                                    ------------
                                                                      31,078,650
--------------------------------------------------------------------------------
Chemicals: 6.6%
  351,300     Du Pont (E.I.) de Nemours & Co.                         33,153,937
1,001,000     Monsanto Co.                                            38,913,876
  404,200     Rohm & Haas Co.                                         32,992,825
                                                                    ------------
                                                                     105,060,638
--------------------------------------------------------------------------------
Cosmetics: 1.3%
  366,300     Avon Products, Inc.                                     20,924,887
--------------------------------------------------------------------------------
Drugs & Health Care: 4.1%
  135,500    *Amgen, Inc.                                              7,376,281
  233,420     Lilly (Eli) & Co.                                       17,039,660
  309,545    *Novartis AG ADR                                         17,670,516
  281,700     Pfizer, Inc.                                            23,345,887
                                                                    ------------
                                                                      65,432,344
--------------------------------------------------------------------------------
Electrical Equipment: 2.5%
  403,500     General Electric Co.                                    39,896,063
--------------------------------------------------------------------------------
Electronics: 9.3%
  664,270    *Ericsson (L.M.) Telephone Co.
              Cl. B ADR                                               20,052,651
  191,600    *Intel Corp.                                             25,087,625
  572,900    *Lucent Technologies, Inc.                               26,496,625
  287,100     Motorola, Inc.                                          17,620,762
  435,800     Perkin-Elmer Corp.                                      25,657,725
  678,300    *Teradyne, Inc.                                          16,533,562
  259,100     Texas Instruments, Inc.                                 16,517,625
                                                                    ------------
                                                                     147,966,575
--------------------------------------------------------------------------------
Financial Services: 2.1%
  254,300     Federal National Mortgage Assoc.                         9,472,675
  544,867     Travelers Group, Inc.                                   24,723,325
                                                                    ------------
                                                                      34,196,000
--------------------------------------------------------------------------------
Food & Beverages: 3.5%
  742,300     Anheuser-Busch Cos., Inc.                               29,692,000
  493,800     Coca-Cola Co.                                           25,986,225
                                                                    ------------
                                                                      55,678,225
--------------------------------------------------------------------------------
Hospital Management: 1.7%
  661,200     Columbia/HCA Healthcare Corp.                           26,943,900
--------------------------------------------------------------------------------
Hospital Supply: 4.0%
  390,400     Baxter International, Inc.                              16,006,400
  628,000     Johnson & Johnson                                       31,243,000
  248,400     Medtronic, Inc.                                         16,891,200
                                                                    ------------
                                                                      64,140,600
--------------------------------------------------------------------------------
Hotel & Restaurant: 2.2%
  570,000     Hilton Hotels Corp.                                     14,891,250
  908,700    *Mirage Resorts, Inc.                                    19,650,637
                                                                    ------------
                                                                      34,541,887
--------------------------------------------------------------------------------
Household Products: 1.7%
  258,500     Procter & Gamble Co.                                    27,788,750
--------------------------------------------------------------------------------
Insurance: 3.7%
  445,400     ACE Ltd.                                                26,779,675
  161,800     Aetna, Inc.                                             12,944,000
   15,600     General Re Corp.                                         2,460,900
  286,700     St. Paul Cos., Inc.                                     16,807,787
                                                                    ------------
                                                                      58,992,362
--------------------------------------------------------------------------------
Leisure: 2.4%
  311,241     Disney (Walt) Co.                                       21,670,154
  346,700     Harley Davidson, Inc.                                   16,294,900
                                                                    ------------
                                                                      37,965,054
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
GROWTH PORTFOLIO
December 31, 1996

                                                       Value
 Shares                      Issue                   (Note 1A)
---------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------
Machinery: 1.5%
  441,700     Case Corp.                         $   24,072,650
---------------------------------------------------------------
Metals-Aluminum: 2.9%
  478,200     Aluminum Co. of  America               30,485,250
  273,200     Reynolds Metals Co.                    15,401,650
                                                 --------------
                                                     45,886,900
---------------------------------------------------------------
Miscellaneous: 1.1%
  311,000     Guidant Corp.                          17,727,000
---------------------------------------------------------------
Office & Business Equipment: 6.6%
  417,400    *Cisco Systems, Inc.                    26,583,162
  468,700    *COMPAQ Computer Corp.                  34,800,975
   74,400     Diebold, Inc.                           4,677,900
  256,300     International Business Machines
              Corp.                                  38,701,301
                                                 --------------
                                                    104,763,338
---------------------------------------------------------------
Oil: 1.7%
  687,640     TOTAL Cl. B ADR                        27,677,510
---------------------------------------------------------------
Oil-Domestic: 0.5%
  295,700     Oryx Energy Co.                         7,318,575
---------------------------------------------------------------
Oil-International: 2.0%
  189,600     Royal Dutch Petroleum Co.              32,374,200
---------------------------------------------------------------
Oil-Services: 2.9%
  468,800     Schlumberger Ltd.                      46,821,401
---------------------------------------------------------------
Retail Grocery: 1.4%
  495,500    *Kroger Co.                             23,040,750
---------------------------------------------------------------
Retail Trade: 4.7%
  169,300     Gucci Group NV                         10,814,037
  611,166     Home Depot, Inc.                       30,634,696
  209,600     Rite-Aid Corp.                          8,331,600
  530,300     Sears, Roebuck & Co.                   24,460,087
                                                 --------------
                                                     74,240,420
---------------------------------------------------------------
Software: 1.3%
  461,600     Electronic Data Systems Corp.          19,964,200
---------------------------------------------------------------
Tobacco: 1.4%
  198,500     Philip Morris Cos., Inc.               22,356,062
---------------------------------------------------------------
Transportation-Railroad: 0.5%
  213,600     Canadian National Railway Co.           8,116,800
---------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 2.1%
  659,300     Burlington Resources, Inc.         $   33,212,237
                                                 --------------
              TOTAL COMMON STOCK
              (Cost: $1,224,351,179)              1,468,100,055
                                                 --------------
---------------------------------------------------------------
  Face                           Interest Maturity     Value
 Amount             Issue         Rate      Date     (Note 1A)
---------------------------------------------------------------
SHORT TERM OBLIGATIONS: 7.9%
---------------------------------------------------------------
$5,348,000    American Express
              Credit Corp.       5.800%  1/06/97 $    5,348,000
20,751,000    American Express
              Credit Corp.       5.750%  1/06/97     20,751,000
32,939,000    Chevron Oil
              Finance Co.        6.150%  1/07/97     32,939,000
 3,296,000    Ford Motor Credit
              Co.                5.720%  1/03/97      3,296,000
18,485,000    Ford Motor Credit
              Co.                5.910%  1/03/97     18,485,000
25,000,000    Household Finance
              Corp.              5.600%  1/02/97     25,000,000
20,000,000    Philip Morris
              Cos., Inc.         5.587%  1/08/97     19,978,417
                                                 --------------
              TOTAL SHORT TERM OBLIGATIONS
              (Cost: $125,797,417).............     125,797,417
                                                 --------------
---------------------------------------------------------------
              TOTAL INVESTMENTS: 99.8%
              (Cost: $1,350,148,596) ..........   1,593,897,472
              OTHER ASSETS LESS LIABILITIES:
              0.2%.............................       3,831,003
                                                 --------------
              TOTAL NET ASSETS: 100.0%.........  $1,597,728,475
                                                 ==============
----------------------------------------------------------------

                       See Notes to Financial Statements.

                        *Non-income producing security.
 ADR (American depository receipt) represents ownership of foreign securities.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
INCOME PORTFOLIO
December 31, 1996


  Face                                   Interest   Maturity        Value
 Amount              Issue                 Rate       Date        (Note 1A)
-----------------------------------------------------------------------------
CORPORATE BONDS: 28.4%
-----------------------------------------------------------------------------

Banking: 4.5%

$ 2,775,000    American Express Master
               Trust 96-1 A                6.800%      5/15/01   $  2,814,877

  3,950,000  **Bank of New York 144A       7.780%  12/01/06-26      3,854,331

  2,500,000  **BankAmerica Institutional
               Capital 144A                7.700%  12/31/06-26      2,458,875

  3,800,000    Capital One Bank Sr.        7.080%     10/31/01      3,831,578

  1,000,000    NationsBank Master
               Trust 1995-1                6.450%      8/15/00      1,003,750

  3,200,000    Standard Credit Card
               Master Trust 1991-3A        8.875%      9/07/98      3,328,000
                                                                 ------------
                                                                   17,291,411
-----------------------------------------------------------------------------

Collateralized Mortgage Obligations: 2.3%

  1,757,489    Countrywide Series 1993-E
               A-1 PAC                     6.500%   1/25/96-24      1,756,391

  3,650,000  **DeBartolo Cap.
               Partnership A-2 144A        7.480%      5/01/04      3,781,172

  1,815,499    Prudential Home Loan
               Mortgage Ser. 93-29 A-6
               PAC                         6.750%   8/25/98-08      1,819,457

  1,328,210    Residential Funding
               Corp. 93-S25 A1 PAC         6.500%   7/25/98-08      1,327,374
                                                                 ------------
                                                                    8,684,394
-----------------------------------------------------------------------------

Financial Services: 9.6%

  2,575,000    Allmerica Financial
               Corp. Sr.                   7.625%     10/15/25      2,554,349

  1,800,000    Associates Corp. of North
               America                     6.750%      7/15/01      1,812,924

  2,800,000    Associates Corp. of North
               America                     6.375%     10/15/02      2,746,240

  1,200,000    Beneficial Corp.            9.125%      2/15/98      1,239,912

  1,800,000    CIT Group Holdings, Inc.    6.700%      5/28/01      1,833,750

  1,225,000    Commercial Credit
               Group, Inc.                 6.750%      5/15/00      1,235,682

  3,800,000    Fleet Mortgage Group,
               Inc.                        7.060%      7/26/02      3,807,942

  3,800,000    Ford Credit Auto Loan
               Master Trust 95-1           6.500%      8/15/02      3,811,856

  3,350,000    GE Global Insurance
               Holding Corp.               7.000%      2/15/26      3,226,184

  1,800,000    General Motors
               Acceptance Corp.            7.050%      2/02/98      1,822,446

  1,600,000    General Motors
               Acceptance Corp. Deb.       7.850%     11/17/97      1,627,280

  1,700,000    Household Finance Co.       6.750%      6/01/00      1,714,008

  1,500,000    PennCorp Financial
               Group Sr. Sub.              9.250%  12/15/98-03      1,560,000

  2,000,000    Sears Credit Account
               Master Trust II 1994-1      8.100%   6/15/00-04      2,098,740

  3,800,000    Sears Roebuck
               Acceptance Corp.            7.010%      9/19/02      3,839,900

  1,850,000    Travelers Aetna Property
               & Cas. Sr. Note             7.750%      4/15/26      1,903,502
                                                                 ------------
                                                                   36,834,715
-----------------------------------------------------------------------------

Government Sponsored: Federally Chartered: 1.5%

  1,500,000    Big Rivers Electric
               Cooperative Trust          10.700%   9/15/97-17      1,623,945

    825,000    Cajun Electric Power
               Cooperative Trust           9.520%   3/15/98-19        892,502

  2,900,000    Deseret Generation
               Cooperative Trust          10.110%  12/15/97-17      3,140,323
                                                                 ------------
                                                                    5,656,770
-----------------------------------------------------------------------------

Industrials: 7.0%

  1,225,000    360 Communications Co.      7.125%      3/01/03      1,210,190

  2,100,000    Case Credit Corp.           6.125%      2/15/03      2,022,825

  1,000,000    Chevron Corp. Profit
               Sharing Amort. Note         8.110%  12/01/01-04      1,061,590

  2,600,000    Columbia/HCA
               Healthcare Corp.            6.870%      9/15/03      2,617,368

  2,300,000  **Electronic Data Systems
               Corp. 144A                  6.850%      5/15/00      2,328,980

  1,000,000    HealthSouth Sr. Sub.        9.500%   4/01/98-01      1,060,000

  1,500,000  **K-III Communications
               144A Sr. Note               8.500%   2/01/01-06      1,473,750

  2,000,000    Koppers Industries Sr.      8.500%   2/01/99-04      1,940,000

  1,000,000    Lear Seating Corp. Sr.
               Sub.                       11.250%   7/15/97-00      1,026,250

  1,500,000    Lear Seating Corp. Sub.     8.250%   2/01/98-02      1,511,250

  1,925,000    Loews Corp. Sr.             7.000%  10/15/03-23      1,748,093

  1,400,000    Oryx Energy Co.             8.125%     10/15/05      1,421,868

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
INCOME PORTFOLIO
December 31, 1996

   Face                                      Interest    Maturity        Value
  Amount             Issue                     Rate        Date        (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Industrials: (Continued)

$ 1,000,000     Paging Network Sr. Sub.       8.875%    2/01/99-06   $   952,500

  2,700,000     Union Pacific Resources
                Deb.                          7.500%      10/15/26     2,742,525

  3,800,000     Viacom, Inc. Sr.              7.750%       6/01/05     3,741,746
                                                                     -----------
                                                                      26,858,935
--------------------------------------------------------------------------------
Miscellaneous: 1.6%

  3,500,000     Darden Restaurants, Inc.      7.125%       2/01/16     3,157,595

  3,100,000     Tele-Communications, Inc.     8.250%       1/15/03     3,130,473
                                                                     -----------
                                                                       6,288,068
--------------------------------------------------------------------------------
Utilities-Electric: 1.9%

  3,500,000     Arizona Public Service
                Sr. Note                      6.750%      11/15/06     3,427,795

  3,900,000     Southern California
                Edison Co.                    6.500%       6/01/01     3,877,263
                                                                     -----------

                                                                       7,305,058
                                                                     -----------
                TOTAL CORPORATE BONDS
                (Cost: $109,539,384) ..............................  108,919,351
                                                                     -----------
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 5.1%
--------------------------------------------------------------------------------
  4,228,078     Federal Home Loan
                Mortage Corp.                 7.500%      11/01/11     4,288,836

    765,400     Federal Home Loan
                Mortgage Corp.                9.000%      12/01/09       812,020

  2,600,000     Federal Home Loan
                Mortgage Corp.                7.240%    5/15/98-02     2,613,000

     68,340     Federal National
                Mortgage Assoc.               7.750%       4/01/08        70,193

    135,592     Federal National
                Mortgage Assoc.               8.000%       6/01/08       141,047

    156,899     Federal National
                Mortgage Assoc.               9.000%       4/01/16       166,607

    300,666     Federal National
                Mortgage Assoc.               9.000%       5/01/09       319,269

    398,745     Federal National
                Mortgage Assoc.               8.500%       9/01/09       417,311

    525,901     Federal National
                Mortgage Assoc.               7.750%       9/01/06       539,711

    707,296     Federal National
                Mortgage Assoc.               7.750%       3/01/08       726,478

  1,016,841     Federal National
                Mortgage Assoc.               8.500%       2/01/09     1,081,980

  1,182,896     Federal National
                Mortgage Assoc.               8.250%       7/01/08     1,230,543

  2,224,298     Federal National
                Mortgage Assoc.               7.000%       2/01/24     2,183,972

    327,019     Government National
                Mortgage Assoc. ARM           7.500%       5/15/07       331,578

  4,825,036     Government National
                Mortgage Assoc. ARM           6.500%       5/15/09     4,779,006
                                                                     -----------

                                                                      19,701,551
                                                                     -----------
                TOTAL FEDERAL AGENCY OBLIGATIONS
                (Cost: $19,484,861) ...............................   19,701,551
                                                                     -----------
--------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 52.6%
--------------------------------------------------------------------------------
  3,350,000     U.S. Treasury Bond           12.000%    8/15/08-13     4,792,075

 12,850,000     U.S. Treasury Bond            6.250%       8/15/23    12,046,875

 24,825,000     U.S. Treasury Bond            8.125%       8/15/21    28,820,335

  4,500,000     U.S. Treasury Note            6.625%       7/31/01     4,571,730

  5,850,000     U.S. Treasury Note            8.500%       5/15/97     5,915,813

  6,875,000     U.S. Treasury Note            5.125%       6/30/98     6,812,713

 10,200,000     U.S. Treasury Note            6.250%       8/31/00    10,238,250

 10,350,000     U.S. Treasury Note            5.750%       8/15/03    10,039,500

 11,325,000     U.S. Treasury Note            7.125%       9/30/99    11,638,250

 12,675,000     U.S. Treasury Note            7.250%       5/15/04    13,336,507

 21,550,000     U.S. Treasury Note            6.750%       5/31/99    21,916,996

 27,475,000     U.S. Treasury Note            5.875%      10/31/98    27,470,603

 40,225,000     U.S. Treasury Note            7.875%      11/15/04    43,895,530
                                                                     -----------

                                                                     201,495,177
                                                                     -----------
                TOTAL FEDERAL TREASURY OBLIGATIONS
                (Cost: $201,969,944) ..............................  201,495,177
                                                                     -----------
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 3.8%
--------------------------------------------------------------------------------
  4,550,000AUD  Australian Government         9.000%       4/09/15     3,975,581

  2,775,000CAD  Canadian Government           7.500%      12/01/03     2,190,675

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
INCOME PORTFOLIO
December 31, 1996


  Face                             Interest   Maturity    Value
 Amount              Issue           Rate       Date    (Note 1A)
------------------------------------------------------------------
FOREIGN OBLIGATIONS: (CONTINUED)
------------------------------------------------------------------
$ 8,700,000 DKK  Danish Government   8.000%    5/15/03 $ 1,635,939
  9,175,000 DKK  Danish Government   8.000%    3/15/06   1,713,265
 11,600,000 DKK  Danish Government   8.000%   11/15/01   2,185,781
  1,900,000 FRN  French Government   8.000%    4/25/03   2,692,362
                                                       -----------
                                                        14,393,603
                                                       -----------
              TOTAL FOREIGN OBLIGATIONS
              (Cost: $14,113,484) ...................   14,393,603
                                                       -----------
------------------------------------------------------------------
YANKEE BONDS: 4.0%
------------------------------------------------------------------
  2,000,000      City of Naples Note 7.520% 7/15/01-06   2,062,640
  6,150,000      Hydro Quebec Deb.
                 Ser. HS             9.400%    2/01/21   7,416,408
  1,500,000      Province of
                 Manitoba Deb. Ser.  9.250%    4/01/20   1,831,830
                 CD
  1,500,000      Province of
                 Manitoba Global     6.750%    3/01/03   1,509,540
                 Notes
  2,550,000      Talisman Energy
                 Deb.                7.125%    6/01/07   2,531,843
                                                       -----------
                                                        15,352,261
                                                       -----------

                 TOTAL YANKEE BONDS
                 (Cost: $15,320,158) ................   15,352,261
                                                       -----------
------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 4.5%
------------------------------------------------------------------
  2,063,000      American Express
                 Credit Corp.        5.500%    1/07/97   2,063,000

 13,027,000      American Express
                 Credit Corp.        5.450%    1/03/97  13,027,000
  2,303,000      Chevron Oil
                 Finance Co.         6.150%    1/07/97   2,303,000
                                                       -----------

                                                        17,393,000
                                                       -----------
                 TOTAL SHORT TERM OBLIGATIONS
                 (Cost: $17,393,000) ................   17,393,000
                                                       -----------
------------------------------------------------------------------
                 TOTAL INVESTMENTS: 98.4%
                 (Cost: $377,820,831) ...............  377,254,943
                 OTHER ASSETS LESS LIABILITIES: 1.6%.    6,139,895
                 TOTAL NET ASSETS: 100.0%............ $383,394,838
                                                      ============
------------------------------------------------------------------

              *Restricted Securities see note 2.

Additional information on restricted securities as follows:


                                                      Valuation
                                                        as of
                        Acquisition     Acquisition    December
        Issue               Date           Cost        31, 1996
        -----               ----           ----        --------
Bank of New York 144A     12/24/96      $ 3,866,121   $ 3,854,331
BankAmerica
Institutional
Capital. 144A             11/26/96        2,473,850     2,458,875
DeBartolo Cap.
Partnership A-2 144A  11/16/95-11/20/96   3,835,383     3,781,172
Electronic Data
Systems Corp. 144A        5/19/95         3,297,393     2,328,980
K-III Communications
Corp. 144A Sr. Note       1/22/96         1,506,875     1,473,750

The aggregate value of restricted securities at December 31, 1996 was $13,897,108 or 3.62% of the Income Portfolio's net assets.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
December 31, 1996


  Face                                            Interest   Maturity    Value
 Amount              Issue                          Rate       Date    (Note 1A)
--------------------------------------------------------------------------------
COMMERCIAL PAPER:  62.3%
--------------------------------------------------------------------------------
$2,000,000    Albertsons, Inc.                      5.370%    1/24/97 $1,993,138

 2,000,000    Bell Atlantic Financial Services      5.310%    1/22/97  1,993,805

 2,000,000    Bellsouth Capital Funding Corp.       5.280%    1/14/97  1,996,187

 2,000,000    CIT Group Holdings, Inc.              5.370%    1/06/97  1,998,508

 2,000,000    Coca-Cola Co.                         5.300%    2/25/97  1,983,806

 2,000,000    Ford Motor Credit Co.                 5.320%    1/07/97  1,998,227

 2,000,000    General Electric Capital Corp.        5.420%    1/15/97  1,995,784

 2,000,000    General Electric Capital Services,
              Inc.                                  5.390%    1/10/97  1,997,305

 2,000,000    Heinz (H.J.) Co.                      5.400%    2/03/97  1,990,100

 2,000,000    Kellogg Co.                           5.330%    1/21/97  1,994,078

 2,000,000    Motorola, Inc.                        5.300%    1/14/97  1,996,172

 2,000,000    Paccar Financial Corp.                5.300%    1/17/97  1,995,289

 2,000,000    Xerox Corp                            5.290%    1/22/97  1,993,828
                                                                       ---------
              TOTAL COMMERCIAL PAPER
              (COST: $25,926,227) ..................................  25,926,227
                                                                      ----------
--------------------------------------------------------------------------------
CORPORATE NOTE: 9.6
--------------------------------------------------------------------------------

 2,000,000    Bank of America IL-
              Chicago State Bank Notes              5.700%    5/28/97  1,999,029

 2,000,000    PHH Corp.                             5.950%    6/10/97  1,999,746
                                                                       ---------
              TOTAL CORPORATE NOTE
              (COST: $3,998,775) ...................................   3,998,775
                                                                       ---------
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 28.0%
--------------------------------------------------------------------------------
$2,200,000    Federal Home Loan Bank                5.250%    1/06/97 $2,198,396

 2,300,000    Federal Home Loan Bank                5.250%    1/10/97  2,296,981

 2,500,000    Federal Home Loan
              Mortgage Corp.                        5.290%    1/30/97  2,489,346

 2,000,000    Federal National Mortgage
              Assoc.                                5.280%    1/13/97  1,996,480

 2,700,000    Federal National Mortgage
              Assoc.                                5.310%    1/15/97  2,694,425
                                                                       ---------

              TOTAL FEDERAL AGENCY OBLIGATIONS
              (Cost: $11,675,628) ..................................  11,675,628
                                                                      ----------
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS: 99.9%
              (Cost: $41,600,630) ..................................  41,600,630

              OTHER ASSETS LESS LIABILITIES: 0.1% ..................      36,001
                                                                      ----------
              TOTAL NET ASSETS: 100.0% ............................. $41,636,631
                                                                      ==========
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 56.6%
--------------------------------------------------------------------------------
Aerospace: 0.6%
  170,900     Raytheon Co.                                          $ 8,224,562
--------------------------------------------------------------------------------
Automotive: 1.5%
  180,800     General Motors Corp.                                   10,079,600
  201,100     Magna International, Inc. Cl. A                        11,211,325
                                                                    ------------
                                                                     21,290,925
--------------------------------------------------------------------------------
Banking: 6.0%
  287,100     BankAmerica Corp.                                      28,638,225
  198,700     Chase Manhattan Corp.                                  17,733,975
  253,300     Citicorp                                               26,089,900
  155,200     NationsBank, Inc.                                      15,170,800
                                                                    ------------
                                                                     87,632,900
--------------------------------------------------------------------------------
Broadcasting: 0.8%
  294,000     Time Warner, Inc.                                      11,025,000
--------------------------------------------------------------------------------
Business Services: 1.2%
  252,800     First Data Corp.                                        9,227,200
  137,000     HBO & Co.                                               8,134,375
                                                                    ------------
                                                                     17,361,575
--------------------------------------------------------------------------------
Chemicals: 4.0%
  195,800     Du Pont (E.I.) de Nemours & Co.                        18,478,625
  558,700     Monsanto Co.                                           21,719,462
  224,800     Rohm & Haas Co.                                        18,349,300
                                                                    ------------
                                                                     58,547,387
--------------------------------------------------------------------------------
Cosmetics: 0.8%
  205,500     Avon Products, Inc.                                    11,739,188
--------------------------------------------------------------------------------
Drugs & Health Care: 2.5%
   75,400    *Amgen, Inc.                                             4,104,588
  131,246     Lilly (Eli) & Co.                                       9,580,958
  173,119     Novartis AG ADR                                         9,882,580
  156,700     Pfizer, Inc.                                           12,986,512
                                                                    ------------
                                                                     36,554,638
--------------------------------------------------------------------------------
Electrical Equipment: 1.5%
  224,500     General Electric Co.                                   22,197,437
--------------------------------------------------------------------------------
Electronics: 5.7%
  369,720     Ericsson (L. M.) Telephone Co. ADR Cl. B               11,160,923
  106,600     Intel Corp.                                            13,957,937
  320,000     Lucent Technologies, Inc.                              14,800,000
  159,700     Motorola, Inc.                                          9,801,587
  245,000     Perkin-Elmer Corp.                                     14,424,375
  377,200     Teradyne, Inc.                                          9,194,250
  145,200     Texas Instruments, Inc.                                 9,256,500
                                                                    ------------
                                                                     82,595,572
--------------------------------------------------------------------------------
Financial Services: 1.3%
  141,300     Federal National Mortgage Assoc.                        5,263,425
  304,467     Travelers Group, Inc.                                  13,815,175
                                                                    ------------
                                                                     19,078,600
--------------------------------------------------------------------------------
Food & Beverages: 2.1%
  415,900     Anheuser-Busch Co., Inc.                               16,636,000
  274,500     Coca-Cola Co.                                          14,445,563
                                                                    ------------
                                                                     31,081,563
--------------------------------------------------------------------------------
Hospital Management: 1.0%
  371,550     Columbia/HCA Healthcare Corp.                          15,140,663
--------------------------------------------------------------------------------
Hospital Supply: 2.5%
  217,400     Baxter International, Inc.                              8,913,400
  349,400     Johnson & Johnson                                      17,382,650
  138,200     Medtronic, Inc.                                         9,397,600
                                                                    ------------
                                                                     35,693,650
--------------------------------------------------------------------------------
Hotel & Restaurant: 1.3%
  317,900     Hilton Hotels Corp.                                     8,305,137
  507,800     Mirage Resorts, Inc.                                   10,981,175
                                                                    ------------
                                                                     19,286,312
--------------------------------------------------------------------------------
Household Products: 1.1%
  144,100     Procter & Gamble Co.                                   15,490,750
--------------------------------------------------------------------------------
Insurance: 2.3%
  249,600     ACE Ltd.                                               15,007,200
   89,900     Aetna, Inc.                                             7,192,000
    8,700     General Re Corp.                                        1,372,425
  159,700     St. Paul Cos., Inc.                                     9,362,413
                                                                    ------------
                                                                     32,934,038
--------------------------------------------------------------------------------
Leisure: 1.5%
  181,235     Disney (Walt) Co.                                      12,618,487
  194,300     Harley Davidson, Inc.                                   9,132,100
                                                                    ------------
                                                                     21,750,587
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
------------------------------------------------------------------------------
Schedule of Investments
------------------------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December  31, 1996

                                                                     Value
 Shares                      Issue                                 (Note 1A)
------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
------------------------------------------------------------------------------
Machinery: 0.9%
  245,600     Case Corp.                                          $13,385,200
------------------------------------------------------------------------------
Metals-Aluminum: 1.8%
  268,200     Aluminum Co. of  America                             17,097,750
  151,900     Reynolds Metals Co.                                   8,563,363
                                                                  ------------
                                                                   25,661,113
------------------------------------------------------------------------------
Miscellaneous: 0.7%
  173,000     Guidant Corp.                                         9,861,000
------------------------------------------------------------------------------
Office & Business Equipment: 4.0%
  232,200     Cisco Systems, Inc.                                  14,788,238
  262,200     COMPAQ Computer Corp.                                19,468,350
   41,400     Diebold, Inc.                                         2,603,025
  142,900     International Business Machines
              Corp.                                                21,577,900
                                                                  ------------
                                                                   58,437,513
------------------------------------------------------------------------------
Oil: 1.1%
  388,745     Total SA Cl. B                                       15,646,986
------------------------------------------------------------------------------
Oil-Domestic: 0.3%
  164,500    *Oryx Energy Co.                                       4,071,375
------------------------------------------------------------------------------
Oil-International: 1.2%
  105,600     Royal Dutch Petroleum Co.                            18,031,200
------------------------------------------------------------------------------
Oil-Services: 1.8%
  261,900     Schlumberger Ltd.                                    26,157,263
------------------------------------------------------------------------------
Retail Grocery: 0.9%
      582     Food 4 Less Holdings, Inc. (Wts.)                        55,406
  278,800     Kroger Co.                                           12,964,200
                                                                  ------------
                                                                   13,019,606
------------------------------------------------------------------------------
Retail Trade: 2.9%
   94,200     Gucci Group NV                                        6,017,025
  340,000     Home Depot, Inc.                                     17,042,500
  116,800     Rite-Aid Corp.                                        4,642,800
  296,400     Sears, Roebuck & Co.                                 13,671,450
                                                                   41,373,775
------------------------------------------------------------------------------
Software: 0.8%
    5,887     Anacomp Inc. Delaware                                    49,304
    1,495     Anacomp Inc. Delaware (Wts.)                              4,111
  257,800     Electronic Data Systems Corp.                        11,149,850
                                                                  ------------
                                                                   11,203,265
------------------------------------------------------------------------------
Tobacco: 0.9%
  111,900     Philip Morris Cos., Inc.                            $12,602,737
------------------------------------------------------------------------------
Transportation-Railroad: 0.3%
  119,700     Canadian National Railway Co.                         4,548,600
------------------------------------------------------------------------------
Transportation-Trucking: 0.0%
      500     Crown Packaging Holdings Ltd. (Wts.)                          5
-------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 1.3%
  367,600     Burlington Resources, Inc.                           18,517,850
                                                                  ------------
              TOTAL COMMON STOCK
              (Cost: $681,520,120) .............................  820,142,835
                                                                  ------------

-------------------------------------------------------------------------------
  Face                          Interest  Maturity                    Value
 Amount             Issue         Rate      Date                     (Note 1A)
-------------------------------------------------------------------------------
CORPORATE BONDS: 10.0%
-------------------------------------------------------------------------------
Banking: 0.9%
$2,850,000  **Bank of New York 144A      7.780%   12/01/06-26      $2,780,973

 5,400,000    Capital One Bank Sr.       7.080%      10/31/01       5,444,874

 2,800,000    NationsBank Master
              Trust 1995-1               6.450%       4/15/03       2,810,500

 2,100,000    Standard Credit Card
              Master Trust 1991-3A       8.875%       9/07/99       2,184,000
                                                                 ------------
                                                                   13,220,347
-----------------------------------------------------------------------------
Collateralized Mortgage Obligations: 0.6%
 1,745,368    Countrywide Series
              1993-E A-1 PAC             6.500%       1/25/24       1,744,278

 5,175,000  **DeBartolo Cap.
              Partnership A-2 144A       7.480%       5/01/04       5,360,977

 1,064,258    Prudential Home
              Loan Mortgage Ser. 93-29
              A-6 PAC                    6.750%       8/25/98-08    1,066,578

   981,721    Residential Funding
              Corp. 93-S25 A1 PAC        6.500%       7/25/98-08      981,102
                                                                 ------------
                                                                    9,152,935
-----------------------------------------------------------------------------
Financial Services: 4.2%

 3,600,000    Allmerica Financial
              Corp. Sr.                  7.625%       10/15/25      3,571,128

 4,100,000    Associates Corp.
              of North America           6.375%       10/15/02      4,021,280

 2,550,000    Associates Corp.
              of North America           6.750%        7/15/01      2,568,309

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December 31, 1996


  Face                          Interest  Maturity     Value
 Amount             Issue         Rate      Date     (Note 1A)
----------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
----------------------------------------------------------------
Financial Services: (Continued)
$3,500,000 ** BankAmerica
              Institutional
              Capital 144A        7.700% 12/31/06-26 $3,442,425

 1,200,000    Beneficial Corp.    9.125%   2/15/98    1,239,912

 2,700,000    Case Credit Corp.   6.125%   2/15/03    2,600,775

 3,900,000    Chase Manhattan
              Credit Card Master  7.040%   2/15/05    3,988,959

 5,200,000    CIT Group
              Holdings, Inc.      6.700%   5/28/01    5,297,500

 4,400,000    Fleet Mortgage
              Group, Inc.         7.060%   7/26/02    4,409,196

 5,350,000    Ford Credit Auto
              Loan Master Trust
              95-1                6.500%   8/15/02    5,366,692

 4,250,000    GE Global Insurance
              Holding Corp.       7.000%   2/15/26    4,092,920

 2,500,000    General Motors
              Acceptance Corp.    7.050%   2/02/98    2,531,175

 2,625,000    General Motors
              Acceptance Corp.
              Deb.                7.850%  11/17/97    2,669,756

 2,400,000    Household Finance
              Co.                 6.750%   6/01/00    2,419,776

 1,500,000    PennCorp
              Financial Group
              Sr. Sub.            9.250%  12/15/98-03 1,560,000

 2,600,000    Sears Credit
              Account Master
              Trust II 1994-1     8.100%  6/15/00-04  2,728,362

 5,400,000    Sears Roebuck
              Acceptance Corp.
              Mountain            6.930%  10/03/02    5,435,694

 2,600,000    Travelers Aetna
              Property &
              Casualty Sr.        7.750%   4/15/26    2,675,192
                                                    ------------
                                                     60,619,051
----------------------------------------------------------------

Government Sponsored: Federally Chartered: 0.5%

 2,250,000    Big Rivers
              Electric
              Cooperative Trust  10.700%   9/15/17    2,435,918

 3,750,000    Deseret
              Generation
              Cooperative Trust  10.110%  12/15/17    4,060,762
                                                    ------------
                                                      6,496,680
----------------------------------------------------------------

Industrials: 2.3%

 1,700,000    360 Communications
              Co.                 7.125%   3/01/03    1,679,447

 1,500,000    Chevron Corp.
              Profit Sharing
              Amort. Note         8.110%  12/01/01-04 1,592,385

 3,700,000    Columbia/HCA
              Healthcare Corp.    6.870%   9/15/03    3,724,716

 3,300,000 ** Electronic Data
              Systems Corp. 144A  6.850%   5/15/00    3,341,580

 2,000,000    HealthSouth Sr.
              Sub.                9.500%  4/01/98-01  2,120,000

 2,075,000 ** K-III
              Communications
              144A Sr. Note       8.500%  2/01/01-06  2,038,687

 2,000,000    Koppers
              Industries Sr.      8.500%  2/01/99-04  1,940,000

 1,000,000    Lear Seating
              Corp. Sr. Sub.     11.250%  7/15/97-00  1,026,250

 1,550,000    Lear Seating
              Corp. Sub.          8.250%  2/01/98-02  1,561,625

 2,700,000    Loews Corp. Sr.     7.000%  10/15/03-23 2,451,870

 2,000,000    Oryx Energy Co.     8.125%  10/15/05    2,031,240

 1,000,000    Paging Network
              Sr. Sub.            8.875%  2/01/99-06    952,500

 3,800,000    Union Pacific
              Resources Deb.      7.500%  10/15/26    3,859,850

 5,400,000    Viacom, Inc. Sr.    7.750%   6/01/05    5,317,218
                                                    ------------
                                                     33,637,368
----------------------------------------------------------------

Miscellaneous: 0.6%

   500,000    Crown Packaging,
              Inc. Sr. Sub.       1.000%  11/01/98-03   125,000

 4,400,000    Darden
              Restaurants, Inc.   7.125%   2/01/16    3,969,548

 4,200,000    Tele-Communications,
              Inc.                8.250%   1/15/03    4,241,286
                                                    ------------
                                                      8,335,834
----------------------------------------------------------------

Utilities-Electric: 0.4%

 5,350,000    Southern California
              Edison Co.          6.500%   6/01/01    5,318,809
------------------------------------------------------------------

Utilities-Miscellaneous: 0.2%

 2,800,000 ** State Street
              Institutional
              Capital A 144A      7.940%  12/30/06-26 2,838,920
------------------------------------------------------------------

Utilities-Telephone: 0.3%

 5,000,000    Airtouch
              Communications
              Inc.                7.000%   1/01/03    5,040,000
                                                    ------------

              TOTAL CORPORATE BONDS

              (Cost: $144,936,019) ...............  144,659,944
                                                    ------------
----------------------------------------------------------------

-----------------------------------------------------------------
Metropolitan Series Fund, Inc.
-----------------------------------------------------------------
Schedule of Investments
-----------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December 31, 1996


  Face                          Interest  Maturity     Value
 Amount             Issue         Rate      Date     (Note 1A)
----------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 2.1%
----------------------------------------------------------------

$5,187,386    Federal Home Loan
              Mortgage Corp.      7.500%    4/01/26  $ 5,198,695

 3,700,000    Federal Home Loan
              Mortgage Corp.      7.240%    5/15/02    3,718,500

    52,300    Federal National
              Mortgage Assoc.     9.000%    4/01/16       55,536

 1,601,524    Federal National
              Mortgage Assoc.     8.500%    2/01/09    1,704,118

 1,342,364    Federal National
              Mortgage Assoc.     8.000%    6/01/08    1,396,368

   583,383    Federal National
              Mortgage Assoc.     9.000%    5/01/09      619,476

   741,413    Federal National
              Mortgage Assoc.     7.250%    9/01/07      754,491

 3,545,497    Federal National
              Mortgage Assoc.     7.000%   12/01/07    3,572,584

 4,813,434    Federal National
              Mortgage Assoc.     8.500%    8/01/22    5,037,547

 2,296,171    Government National
              Mortgage Assoc.     6.000%    2/15/09    2,229,421

   328,345    Government
              National Mortgage
              Assoc.              8.000%    9/15/07      341,479

 6,070,938    Government
              National Mortgage
              Assoc. ARM          6.500%    5/15/09    6,013,021
                                                     ------------
                                                      30,641,236
                                                     ------------
              TOTAL FEDERAL AGENCY OBLIGATIONS
              (Cost: $30,486,107) ................   30,641,236
                                                    ------------
----------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 21.9%
----------------------------------------------------------------

 5,725,000    U.S. Treasury Bond 12.000% 8/15/08-13    8,189,441

44,950,000    U.S. Treasury Bond  8.125%    8/15/21   52,184,253

10,950,000    U.S. Treasury Bond  6.250%    8/15/23   10,265,625

 9,875,000    U.S. Treasury Note  5.125%    6/30/98    9,785,533

19,550,000    U.S. Treasury Note  5.750%    8/15/03   18,963,500

22,675,000    U.S. Treasury Note  7.250%    5/15/04   23,858,408

25,150,000    U.S. Treasury Note  6.750%    5/31/99   25,578,305

33,025,000    U.S. Treasury Note  7.125%    9/30/99   33,938,471

53,975,000    U.S. Treasury Note  7.875%   11/15/04   58,900,219

 7,975,000    U.S. Treasury Note  6.875%    3/31/00    8,154,438

39,225,000    U.S. Treasury Note  5.875%   10/31/98   39,218,724

16,250,000    U.S. Treasury Note  8.500%    5/15/97   16,432,813

11,950,000    U.S. Treasury Note  6.625%    7/31/01   12,140,483
                                                     ------------
                                                     317,610,213
                                                     ------------
               TOTAL FEDERAL TREASURY OBLIGATIONS
               (Cost: $317,289,011) ..............  317,610,213
                                                    ------------
----------------------------------------------------------------
FOREIGN OBLIGATIONS: 1.4%
----------------------------------------------------------------

6,275,000  AUD Australian
               Government         9.000%     4/09/15   5,482,807

3,875,000  CAD Canadian
               Government         7.500%    12/01/03   3,059,051

15,600,000 DKK Danish Government  8.000%     3/15/06   2,913,017

10,700,000 DKK Danish Government  8.000%     5/15/03   2,012,017

16,850,000 DKK Danish Government  8.000%    11/15/01   3,175,036

2,550,000  FRF French Government  8.000%     4/25/03   3,613,433
                                                     ------------
                                                      20,255,361
                                                     ------------
               TOTAL FOREIGN OBLIGATIONS
               (Cost: $19,822,204) ................   20,255,361
                                                    ------------
----------------------------------------------------------------
YANKEE BONDS: 1.5%
----------------------------------------------------------------

2,750,000      City of Naples     7.520%  7/15/01-06   2,836,130
               Note

8,525,000      Hydro Quebec
               Deb. Ser. HS       9.400%     2/01/21  10,280,468

1,650,000      Province of
               Manitoba Deb.
               Ser. CD            9.250%     4/01/20   2,015,013

2,300,000      Province of
               Manitoba Global
               Notes              6.750%     3/01/03   2,314,628

3,600,000      Talisman Energy
               Deb.               7.125%     6/01/07   3,574,368
                                                     ------------
                                                      21,020,607
                                                     ------------
               TOTAL YANKEE BONDS
               (Cost: $20,854,140) ................   21,020,607
                                                    ------------
----------------------------------------------------------------
SHORT TERM OBLIGATIONS: 5.7%
----------------------------------------------------------------

31,303,000     American Express
               Credit Corp.       5.450%     1/06/97  31,303,000

23,788,000     Chevron Oil
               Finance Co.        6.150%     1/06/97  23,788,000

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December 31, 1996


  Face                                Interest    Maturity        Value
 Amount             Issue               Rate        Date        (Note 1A)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: (CONTINUED)
--------------------------------------------------------------------------

$12,000,000    Ford Motor Credit Co.    5.910%    1/02/97   $   12,000,000

  2,263,000    Ford Motor Credit Co.    5.720%    1/02/97        2,263,000

 13,635,000    Ford Motor Credit Co.    5.800%    1/07/97       13,635,000
                                                            --------------
                                                                82,989,000
                                                            --------------
                        TOTAL SHORT TERM OBLIGATIONS
                        (Cost: $82,989,000) ...............     82,989,000
                                                            --------------
--------------------------------------------------------------------------

                       TOTAL INVESTMENTS: 99.2%
                       (Cost: $1,297,896,601) .............  1,437,319,196

                       OTHER ASSETS LESS LIABILITIES: 0.8%      11,521,971
                                                            --------------
                       TOTAL NET ASSETS: 100.0%............ $1,448,841,167
                                                            ==============
--------------------------------------------------------------------------

                        *Non-income producing security.
                      **Restricted Securities see note 2.
           ADR (American depository receipt) represents ownership of
                              foreign securities.


  Additional information on restricted securities as follows:

                                                                 Valuation
                                                                  as of
                               Acquisition      Acquisition     December 31,
         Issue                    Date             Cost            1996
         -----                    ----             ----            ----
Bank of New York  144A          12/20/96        $ 2,775,074     $ 2,780,973
BankAmerica Corp. 144A          11/26/96          3,463,390       3,442,425
DeBartolo Cap. Partnership
A-2 144A                    11/16/95-11/20/96     5,427,320       5,360,977
Electronic Data Systems
Corp. 144A                       5/19/95          3,297,393       3,341,580
K-III Communications
Corp. 144A Sr. Note              1/22/96          2,084,125       2,038,687
State Street Institutional
Capital A 144A                  12/18/96          2,755,760       2,838,920

The aggregate value of restricted securities at December 31, 1996 was $19,803,562 or 1.37% of the Diversified Portfolio's net assets.

                      See Notes to Financial Statements.

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
December 31, 1996


                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: 88.0%
----------------------------------------------------------------
Automotive: 0.6%
   95,600     Danaher Corp.                         $ 4,457,350
  236,500    *Team Rental Group, Inc. Cl. A           3,843,125
                                                    ------------
                                                      8,300,475
----------------------------------------------------------------
Banking: 4.0%
  201,900     Boatmen's Bancshares, Inc.             13,009,931
  293,300    *Chase Manhattan Corp.                  26,177,025
  335,900     Green Tree Financial Corp.             12,974,137
                                                    ------------
                                                     52,161,093
----------------------------------------------------------------
Broadcasting: 0.1%
   76,850     Evergreen Media Corp. Cl. A             1,911,644
----------------------------------------------------------------
Business Services: 8.5%
   97,400    *Apache Medical Systems, Inc.            1,028,787
   26,100    *Caribiner International                 1,311,525
  107,400    *Education Management Corp.              2,228,550
   97,050    *Outdoor Systems, Inc.                   2,753,794
   55,600    *Prime Service, Inc.                     1,529,000
  750,000    *Republic Industries, Inc.              22,349,742
1,395,800    *Republic Industries, Inc.              43,531,513
  726,200    *Republic Industries, Inc. pvt.         22,648,363
   59,300    *Teletech Holdings, Inc.                 1,519,563
  202,200    *U.S. Office Products Co.                6,862,163
  256,700    *Universal Outdoor Holdings, Inc.        5,968,275
                                                    ------------
                                                    111,731,275
----------------------------------------------------------------
Chemicals: 0.6%
  237,200    *Rhone-Poulnec SA                        8,035,150
----------------------------------------------------------------
Drugs & Health Care: 3.1%
  348,000    *Cephalon, Inc.                          7,068,750
  176,200    *Entremed, Inc.                          2,797,175
  123,700    *Ligand Pharmaceuticals, Inc.            1,847,769
  172,900    *Magainin Pharmaceuticals, Inc.          1,642,550
  142,079    *Novartis AG ADR                         8,110,657
    2,505    *Perseptive Biosystems, Inc. Cl. G              --
              (Wts.)
  254,200     Warner-Lambert Co.                     19,065,000
                                                    ------------
                                                     40,531,901
----------------------------------------------------------------
Electronics: 12.0%
   10,100    *Advanced Fibre Communications, Inc.       562,444
   10,000    *Affymetrix, Inc.                          202,500
  215,800    *Altera Corp.                           15,685,962
  206,200    *Applied Magnetics Corp.                 6,160,225
  375,200    *Applied Materials, Inc.                13,483,750
   82,000    *CHS Electronics, Inc.                   1,419,625
  203,400    *Cymer, Inc.                             9,801,337
  344,000    *KLA Instruments Corp.                  12,190,500
  491,700    *Lucent Technologies, Inc.              22,741,125
   91,000     Motorola, Inc.                          5,585,125
   90,200    *Novellus Systems, Inc.                  4,887,713
   39,900    *Octel Communications Corp.                693,263
  296,600    *Pairgain Technologies, Inc.             9,027,763
  216,300    *P Com., Inc.                            6,434,925
  596,800    *Sanmina Holdings, Inc.                 33,719,200
  129,800    *Tencor Instruments                      3,431,588
  204,500     Texas Instruments, Inc.                13,036,875
                                                    ------------
                                                    159,063,920
----------------------------------------------------------------
Finance: 0.1%
   71,000    *Bank United Corp. Cl. A                 1,903,687
----------------------------------------------------------------
Financial Services: 2.8%
  256,100     Allmerica Financial Corp.               8,579,350
  221,800     Beacon Properties Corp.                 8,123,425
  175,300    *First USA Paymentech, Inc.              5,938,287
  367,900    *Moneygram Payment Systems, Inc.         4,874,675
  168,100     Starwood Lodging Trust                  9,266,513
                                                    ------------
                                                     36,782,250
----------------------------------------------------------------
Food & Beverages: 0.7%
  245,300    *Boston Chicken, Inc.                    8,800,137
----------------------------------------------------------------
Hospital Supply: 1.9%
  738,486    *Medpartners, Inc.                      15,508,206
  203,400    *Neopath, Inc.                           3,737,475
  158,100    *Wellpoint Health Networks, Inc.         5,434,688
                                                    ------------
                                                     24,680,369
----------------------------------------------------------------
Hotel & Restaurant: 11.2%
  202,200    *Doubletree Corp.                        9,048,450
1,506,400    *Extended Stay America, Inc.            30,316,300

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
December 31, 1996


                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: (CONTINUED)
----------------------------------------------------------------
Hotel & Restaurant: (Continued)
1,069,600    *HFS, Inc.                           $  63,908,600
  468,800     Hilton Hotels Corp.                    12,247,400
  468,500    *Interstate Hotels Co.                  13,235,125
  225,250    *Rainforest Cafe, Inc.                   5,307,453
   73,600    *Sun International Hotels Ltd.           2,686,400
  926,300    *Trump Hotels & Casino Resorts, Inc.    11,115,600
                                                  --------------
                                                    147,865,328
----------------------------------------------------------------
Insurance: 1.8%
  238,300     Everest Reinsurance Holdings            6,851,125
   89,400     Progressive Corp.                       6,023,325
  249,500     TIG Holdings, Inc.                      8,451,813
   54,400     W.R. Berkley Corp.                      2,777,800
                                                  --------------
                                                     24,104,063
----------------------------------------------------------------
Leisure: 1.7%
   48,100    *Action Performance Co., Inc.              877,825
  218,300    *Ascent Entertainment Group, Inc.        3,438,225
  120,300     Coachmen Industries, Inc.               3,413,512
   59,900    *Golden Bear Golf, Inc. Cl. A              670,131
  171,200    *Lin Television Corp.                    7,211,800
  154,000    *Marker International, Inc.                856,625
  102,400    *Petco Animal Supplies, Inc.             2,086,400
  288,100    *Ticketmaster Group, Inc.                3,457,200
                                                  --------------
                                                     22,011,718
----------------------------------------------------------------
Machinery: 0.4%
  113,300    *Thermo Fibergen, Inc.                   1,189,650
  126,000    *Thermo Fibergen, Inc. (Wts.)              315,000
  119,700    *United States Filter Corp.              3,800,475
                                                  --------------
                                                      5,305,125
----------------------------------------------------------------
Office & Business Equipment: 3.5%
  120,900    *3 Com Corp.                             8,863,481
  202,400    *BT Office Products International,       1,796,300
              Inc.
  243,800    *COMPAQ Computer Corp.                  18,102,150
  148,800    *Dell Computer Corp.                     7,914,300
   17,600    *Orckit Communications Ltd.                170,500
  271,500    *Read Rite Corp.                         6,821,438
  190,800    *Stormedia, Inc.                         3,088,575
                                                  --------------
                                                     46,756,744
----------------------------------------------------------------
Oil: 0.1%
  147,300    *Titan Exploration, Inc.                 1,795,219
----------------------------------------------------------------
Oil & Gas Exploration: 1.7%
   32,800    *Chesapeake Energy Corp.                 1,824,500
  391,000     Eni SPA                                20,185,375
                                                  --------------
                                                     22,009,875
----------------------------------------------------------------
Oil-Services: 8.7%
  292,500    *BJ Services Co.                        14,917,500
  250,800    *Ensco International, Inc.              12,163,800
1,141,300    *Global Marine, Inc.                    23,539,312
  287,100     Helmerich & Payne, Inc.                14,965,087
  251,200    *Marine Drilling Cos., Inc.              4,945,500
   19,100    *National Oilwell, Inc.                    587,325
   74,000    *Newpark Resources, Inc.                 2,756,500
  981,500    *Noble Drilling Corp.                   19,507,313
  246,600    *Reading & Bates Corp.                   6,534,900
  577,600    *Rowan Cos., Inc.                       13,068,200
  111,400    *Varco International, Inc.               2,576,125
                                                  --------------
                                                    115,561,562
----------------------------------------------------------------
Personal Care: 0.2%
  116,000    *Gargoyles, Inc.                           964,250
  121,300    *Polymer Group, Inc.                     1,683,038
                                                  --------------
                                                      2,647,288
----------------------------------------------------------------
Printing & Publishing: 0.6%
    9,000    *CKS Group, Inc.                           252,562
  669,100    *Hollinger International, Inc.           7,694,650
                                                  --------------
                                                      7,947,212
----------------------------------------------------------------
Retail Trade: 8.9%
   73,000    *Abercrombie & Fitch Co. Cl. A           1,204,500
  333,300    *Borders Group, Inc.                    11,957,137
  163,200     CVS Corp.                               6,752,400
   78,900    *Dollar Tree Stores, Inc.                3,008,062
  599,600     Gucci Group NV                         38,299,450
  425,000    *Jones Apparel Group, Inc.              15,884,375

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
December 31, 1996


                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: (CONTINUED)
----------------------------------------------------------------
Retail Trade: (Continued)
  223,600    *Just For Feet, Inc.                 $   5,855,525
   20,700    *Loehmann's, Inc.                          476,100
  440,475    *Men's Wearhouse, Inc.                  10,709,048
  169,400     Rite-Aid Corp.                          6,733,650
  282,150    *Staples, Inc.                           5,096,334
1,353,300    *Sunglass Hut International, Inc.        9,896,006
   29,250    *Williams Sonoma, Inc.                   1,060,313
                                                  --------------
                                                    116,932,900
----------------------------------------------------------------
Software: 8.3%
  365,000    *Ascend Communications, Inc.            22,675,625
   61,400    *Check Point Software
              Technologies Ltd.                       1,343,125
   70,100    *Datastream Systems, Inc.                1,261,800
  225,900    *Excalibur Technologies Corp. Pvt.       2,653,195
   93,700    *Excalibur Technologies Corp.            1,464,062
  384,100    *Geoworks                                9,362,437
  111,900    *Ingram Micro, Inc.                      2,573,700
  161,400    *JDA Software Group, Inc.                4,549,463
    8,900    *OpenVision Technologies, Inc.             102,906
  269,400    *Parametric Technology Corp.            13,857,263
   48,000    *Premiere Technologies, Inc.             1,212,000
   70,500    *Puma Technology, Inc.                   1,198,500
   94,400    *Sabre Group Hldgs, Inc. Cl. A           2,631,400
   14,200    *SS & C Technologies, Inc.                  92,300
  576,900    *Sybase, Inc.                            9,627,019
  169,900    *Synopsys, Inc.                          7,815,400
   78,600    *Ultratech Stepper, Inc.                 1,856,925
  506,300    *Westell Technologies, Inc. Cl. A       11,518,325
  225,300    *Western Digital Corp.                  12,813,938
   28,400    *Wind River Systems, Inc.                1,340,125
   24,500    *Xionics Document Technologies, Inc.
              Cl. A                                     307,781
                                                  --------------
                                                    110,257,289
----------------------------------------------------------------
Textiles & Apparel: 2.9%
  325,000    *Nautica Enterprises, Inc.               8,165,625
  456,800    *The Timberland Co.                     17,358,400
  268,000    *Tommy Hilfiger Corp.                $  12,864,000
                                                  --------------
                                                     38,388,025
----------------------------------------------------------------
Tobacco: 0.1%
  112,500    *Swisher International Group, Inc.       1,785,938
----------------------------------------------------------------
Transportation-Airlines: 1.4%
  677,500    *Continental Airlines, Inc. Cl. B       19,139,375
----------------------------------------------------------------
Utilities-Miscellaneous: 0.6%
  396,800    *Calpine Corp.                           7,936,000
----------------------------------------------------------------
Utilities-Telephone: 1.5%
   25,500    *Brooks Fiber Properties, Inc.             656,625
  165,700    *Colt Telecom Group PLC ADS              3,210,437
  138,000    *Larscom, Inc.                           1,587,000
  144,000    *Omnipoint Corp.                         2,763,000
  129,300    *Telecom Brasil ADR                      9,891,450
   59,000    *Vimpel Communications ADR               1,393,875
                                                     19,502,387
                                                  --------------
              TOTAL COMMON STOCK
              (Cost: $1,027,344,564) ...........  1,163,847,949
                                                  --------------
----------------------------------------------------------------
PREFERRED STOCK: 0.3%
----------------------------------------------------------------
Printing & Publishing: 0.3%
  312,200     Hollinger International Cvt. Pfd.       3,590,300
                                                  --------------
              TOTAL PREFERRED STOCK
              (Cost: $3,043,950) ...............      3,590,300
                                                  --------------





----------------------------------------------------------------
  Face                          Interest  Maturity     Value
 Amount             Issue         Rate      Date     (Note 1A)
----------------------------------------------------------------
CONVERTIBLE BONDS: 0.2%
----------------------------------------------------------------
2,500,000    *Theratx, Inc.
              144A Cvt. Sub.      8.000%   2/01/02    2,312,500
                                                    ------------
              TOTAL CONVERTIBLE BONDS
              (Cost: $2,500,000) .................    2,312,500
                                                    ------------
----------------------------------------------------------------
SHORT TERM OBLIGATIONS: 10.8%
----------------------------------------------------------------
 6,994,000    American Express
              Credit Corp.        5.800%   1/06/97    6,994,000
17,427,000    American Express
              Credit Corp.        5.450%   1/03/97   17,427,000
34,918,000    Beneficial Corp.    5.800%   1/09/97   34,918,000
21,876,000    Ford Motor
              Credit Co.          6.100%   1/06/97   21,876,000


----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
December 31, 1996

  Face                           Interest    Monthly      Value
 Amount          Issue             Rate       Date      (Note 1A)
------------------------------------------------------------------
SHORT TERM OBLIGATIONS: (CONTINUED)
------------------------------------------------------------------
$16,967,000  General Electric
             Capital Corp.        5.600%    1/07/97 $   16,967,000

 19,618,000  General Electric
             Capital Corp.        5.750%    1/02/97     19,618,000

 25,000,000  Philip Morris
             Cos., Inc.           5.550%    1/08/97     24,973,021
                                                    --------------

             TOTAL SHORT TERM OBLIGATIONS
             (Cost: $142,773,021) ................     142,773,021
                                                    --------------
------------------------------------------------------------------
             TOTAL INVESTMENTS: 99.3%
             (Cost: $1,175,661,535) ..............   1,312,523,770

             OTHER ASSETS LESS LIABILITIES: 0.7%..       9,325,594
                                                    --------------

             TOTAL NET ASSETS: 100.0%.............  $1,321,849,364
                                                    ==============
------------------------------------------------------------------

                *Non-income producing security.
             **Restricted Securities see note 2.

Additional information on restricted securities as follows:

                                                             Valuation
                                                               as of
                                Acquisition  Acquisition    December 31,
        Issue                      Date         Cost            1996
        -----                      ----         ----            ----
Excalibur Technologies Corp.     12/04/96    $  2,959,290   $ 2,653,195
              Pvt.
Republic Industries, Inc.        11/07/96      22,125,000    22,349,742
Theratx, Inc. 144A Cvt. Sub.      2/09/95       2,500,000     2,312,500

The aggregate value of restricted securities at December 31, 1996 was $27,315,437 or 2.07% of the Aggressive Growth's Portfolio's net assets.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 100.0%
--------------------------------------------------------------------------------
Aerospace: 2.6%
  48,100     Allied-Signal, Inc.                                    $ 3,222,700
  72,162     Boeing Co.                                               7,676,233
   8,600    *Computer Sciences Corp.                                    706,275
  12,600     General Dynamics Corp.                                     888,300
  36,313     Lockheed Martin Corp.                                    3,322,640
  43,000     McDonnell-Douglas Corp.                                  2,752,000
  12,400     Northrop Grumman Corp.                                   1,026,100
  39,400     Raytheon Co.                                             1,896,125
  38,400     Rockwell International Corp.                             2,337,600
  12,300     Textron, Inc.                                            1,159,275
  56,800     United Technologies Corp.                                3,748,800
                                                                    ------------
                                                                     28,736,048
--------------------------------------------------------------------------------
Automotive: 2.6%
 157,300     Chrysler Corp.                                           5,190,900
  32,500     Dana Corp.                                               1,060,312
  21,400     Eaton Corp.                                              1,492,650
  34,900     Echlin, Inc.                                             1,103,712
 228,000     Ford Motor Co.                                           7,267,500
 142,332     General Motors Corp.                                     7,935,009
  11,850     Genuine Parts Co.                                          527,325
  12,710    *Navistar International Corp.                               115,979
   5,865     PACCAR, Inc.                                               398,820
  41,950     Snap-On, Inc.                                            1,494,469
   9,200     Timken Co.                                                 422,050
  34,200     TRW, Inc.                                                1,692,900
                                                                    ------------
                                                                     28,701,626
--------------------------------------------------------------------------------
Banking: 8.4%
  32,800     Ahmanson (H.F.) & Co.                                    1,066,000
  87,795     Banc One Corp.                                           3,775,185
  27,552     Bank of Boston Corp.                                     1,770,216
  87,000     Bank of New York Co., Inc.                               2,936,250
  77,376     BankAmerica Corp.                                        7,718,256
  17,700     Bankers Trust New York Corp.                             1,526,625
  27,800     Barnett Banks, Inc.                                      1,143,275
  31,100     Boatmen's Bancshares, Inc.                               2,004,006
  82,434     Chase Manhattan Corp.                                    7,357,234
  91,514     Citicorp                                                 9,425,942
  16,000     Comerica, Inc.                                             838,000
  55,500     CoreStates Financial Corp.                               2,879,062
  14,700     Fifth Third Bancorp                                        923,344
  30,100     First Bank Systems, Inc.                                 2,054,325
  69,358     First Chicago NBD Corp.                                  3,727,992
  54,285     First Union Corp.                                        4,017,090
  61,415     Fleet Financial Group, Inc.                              3,063,073
  22,500     Golden West Financial Corp.                              1,420,312
  47,200     Great Western Financial Corp.                            1,368,800
  21,100     Green Tree Financial Corp.                                 814,987
  56,103     KeyCorp                                                  2,833,202
  54,650     MBNA Corp.                                               2,267,975
  27,000     Mellon Bank Corp.                                        1,917,000
  34,199     Morgan (J.P.) & Co., Inc.                                3,338,677
  35,400     National City Corp.                                      1,588,575
  63,422     NationsBank, Inc.                                        6,199,501
  76,400     Norwest Corp.                                            3,323,400
  57,900     PNC Bank Corp.                                           2,178,488
  13,100     Republic New York Corp.                                  1,069,288
  35,400     SunTrust Banks, Inc.                                     1,743,450
  23,100     U.S. Bancorp                                             1,038,056
  24,900     Wachovia Corp.                                           1,406,850
  18,463     Wells Fargo & Co.                                        4,980,394
                                                                    ------------
                                                                     93,714,830
--------------------------------------------------------------------------------
Broadcasting: 1.0%
  59,000     Comcast Corp. Cl. A Spl.                                 1,050,937
  17,900    *King World Productions, Inc.                               660,063
  10,070    *TCI Satellite Entertainment, Inc.                           99,441
 100,700    *Tele-Communications, Inc. Cl. A                          1,315,394
 104,720     Time Warner, Inc.                                        3,927,000
 120,400    *U.S. West, Inc.-Media Group                              2,227,400
  62,226    *Viacom, Inc. Cl. B                                       2,170,132
                                                                    ------------
                                                                     11,450,367
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: (CONTINUED)
----------------------------------------------------------------
Building & Construction: 0.7%
   7,500     Armstrong World Industries, Inc.       $   521,250
  36,000     Crane Co.                                1,044,000
  16,400     Dover Corp.                                824,100
  17,700     Mallinckrodt Group, Inc.                   781,013
  21,300     Masco Corp.                                766,800
  17,300     Owens-Corning Fiberglas Corp.              737,413
  13,600     Sherwin-Williams Co.                       761,600
  15,600     Stanley Works                              421,200
  24,000     Willamette Industries, Inc.              1,671,000
                                                    ------------
                                                      7,528,376
----------------------------------------------------------------
Business Services: 1.3%
  57,900     Automatic Data Processing, Inc.          2,482,462
  37,000     Block (H & R), Inc.                      1,073,000
  66,450    *CUC International, Inc.                  1,578,187
  33,700     Deluxe Corp.                             1,103,675
  19,200     Ecolab, Inc.                               722,400
  79,400     First Data Corp.                         2,898,100
  56,700     Interpublic Group of Cos., Inc.          2,693,250
  46,300     Laidlaw, Inc. Cl. B                        532,450
  17,600     Safety-Kleen Corp.                         288,200
  38,700     Service Corp. International              1,083,600
                                                    ------------
                                                     14,455,324
----------------------------------------------------------------
Chemicals: 3.1%
  20,100     Air Products & Chemicals, Inc.           1,389,412
  41,300     Dow Chemical Co.                         3,236,887
 108,800     Du Pont (E.I.) de Nemours & Co.         10,268,000
  14,675     Eastman Chemical Co.                       810,794
  18,700    *FMC Corp.                                1,311,337
  15,100     Grace (W.R.) & Co.                         781,425
  13,200     Great Lakes Chemical Corp.                 617,100
  13,400     Hercules, Inc.                             579,550
 110,500     Monsanto Co.                             4,295,688
  29,400     Morton International, Inc.               1,198,050
  28,800     Nalco Chemical Co.                       1,040,400
  37,500     Pall Corp.                                 956,250
  43,600     PPG Industries, Inc.                     2,447,050
  24,500     Praxair, Inc.                            1,130,063
  22,000     Rohm & Haas Co.                          1,795,750
  18,500     Sigma Aldrich Corp.                      1,155,094
  15,200     Union Carbide Corp.                        621,300
  23,100     Williams Cos., Inc.                        866,250
                                                    ------------
                                                     34,500,400
----------------------------------------------------------------
Containers & Glass: 0.2%
  18,800     Bemis Co., Inc.                            693,250
  18,400     Crown Cork & Seal Co., Inc.              1,000,500
                                                    ------------
                                                      1,693,750
----------------------------------------------------------------
Cosmetics: 0.3%
  22,600     Alberto-Culver Co. Cl. B Cvt.            1,084,800
  29,200     Avon Products, Inc.                      1,668,050
  13,500     International Flavors & Fragrances,
             Inc.                                       607,500
                                                    ------------
                                                      3,360,350
----------------------------------------------------------------
Drugs & Health Care: 6.5%
  34,900     Allergan, Inc.                           1,243,312
  25,000    *ALZA Corp.                                 646,875
 122,600     American Home Products Corp.             7,187,425
  43,600    *Amgen, Inc.                              2,373,475
  49,000     Bausch & Lomb, Inc.                      1,715,000
  62,100     Biomet, Inc.                               943,144
  94,600     Bristol-Myers Squibb Co.                10,287,750
 108,600     Lilly (Eli) & Co.                        7,927,800
 233,200     Merck & Co., Inc.                       18,481,100
 123,500     Pfizer, Inc.                            10,235,063
  87,015     Pharmacia & Upjohn, Inc.                 3,447,969
  69,700     Schering-Plough Corp.                    4,513,075
  48,200     Warner-Lambert Co.                       3,615,000
                                                    ------------
                                                     72,616,988
----------------------------------------------------------------
Electrical Equipment: 4.3%
  29,200     AMP, Inc.                                1,120,550
  11,200     Black & Decker Corp.                       337,400
  10,200     Briggs & Stratton Corp.                    448,800

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: (CONTINUED)
----------------------------------------------------------------
Electrical Equipment: (Continued)
  41,600     Emerson Electric Co.                   $ 4,024,800
 325,900     General Electric Co.                    32,223,362
  23,600     General Signal Corp.                     1,008,900
  13,600     Grainger (W.W.), Inc.                    1,091,400
  12,200     Johnson Controls, Inc.                   1,011,075
  29,000     National Service Industries, Inc.        1,083,875
  18,600     Raychem Corp.                            1,490,325
  18,500     Tandy Corp.                                814,000
  25,100     Thomas & Betts Corp.                     1,113,813
  29,200     Tyco International Ltd.                  1,543,950
  55,100     Westinghouse Electric Corp.              1,095,113
                                                    ------------
                                                     48,407,363
----------------------------------------------------------------
Electronics: 5.6%
  44,800    *Advanced Micro Devices, Inc.             1,153,600
  15,500    *Andrew Corp.                               822,469
  28,400    *Applied Materials, Inc.                  1,020,625
  87,300    *DSC Communications Corp.                 1,565,944
  27,400    *General Instrument                         592,525
  14,300     Harris Corp.                               981,337
 200,800     Hewlett-Packard Co.                     10,090,200
  22,500     Honeywell,  Inc.                         1,479,375
 162,100     Intel Corp.                             21,224,969
  37,900    *LSI Logic Corp.                          1,013,825
 125,797     Lucent Technologies, Inc.                5,818,111
  40,700     Micron Technology, Inc.                  1,185,388
 117,300     Motorola, Inc.                           7,199,288
  31,600    *National Semiconductor Corp.               770,250
  48,700     Northern Telecom Ltd.                    3,013,313
  18,300     Perkin-Elmer Corp.                       1,077,413
  71,900     Scientific-Atlanta, Inc.                 1,078,500
  28,000    *Tellabs, Inc.                            1,055,250
  31,100     Texas Instruments, Inc.                  1,982,625
                                                    ------------
                                                     63,125,007
----------------------------------------------------------------
Financial Services: 3.1%
  90,787     American Express Co.                     5,129,465
  17,000     Beneficial Corp.                         1,077,375
  35,013     Dean Witter Discover & Co.               2,319,611
  30,900     Federal Home Loan Mortgage Corp.         3,402,862
 207,900     Federal National Mortgage Assoc.         7,744,275
  15,900     Household International, Inc.            1,466,775
  22,300     Loews Corp.                              2,101,775
  28,800     Merrill Lynch & Co., Inc.                2,347,200
  29,100     Morgan Stanley Group, Inc.               1,662,338
  11,700     Salomon, Inc.                              551,363
  20,400     Transamerica Corp.                       1,611,600
 124,965     Travelers Group, Inc.                    5,670,287
                                                    ------------
                                                     35,084,926
----------------------------------------------------------------
Food & Beverages: 6.1%
  90,200     Anheuser-Busch Co., Inc.                 3,608,000
 134,051     Archer-Daniels-Midland Co.               2,949,122
  11,700     Brown-Forman Corp. Cl. B                   535,275
  42,200     Campbell Soup Co.                        3,386,550
 489,600     Coca-Cola Co.                           25,765,200
  49,850     ConAgra, Inc.                            2,480,037
  11,800     Coors (Adolph) Co. Cl. B                   225,675
  27,100     CPC International, Inc.                  2,100,250
  27,800     General Mills, Inc.                      1,761,825
  68,600     Heinz (H.J.) Co.                         2,452,450
  33,600     Hershey Foods Corp.                      1,470,000
  33,700     Kellogg Co.                              2,211,563
 298,200     PepsiCo, Inc.                            8,722,350
  19,400     Pioneer Hi Bred International, Inc.      1,358,000
  23,300     Quaker Oats Co.                            888,313
  25,100     Ralston-Purina Group                     1,841,713
  88,800     Sara Lee Corp.                           3,307,800
  33,000     Sysco Corp.                              1,076,625
  32,700     Whitman Corp.                              748,013
  29,500     Wrigley (Wm.), Jr. Co.                   1,659,375
                                                    ------------
                                                     68,548,136
----------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                      Value
 Shares                      Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Forest Products & Paper: 1.5%
  18,900     Alco Standard Corp.                                    $   975,712
  37,000     Boise Cascade Corp.                                      1,174,750
  14,600     Champion International Corp.                               631,450
  14,700     Georgia-Pacific Corp.                                    1,058,400
  55,900     International Paper Co.                                  2,256,963
  25,700     James River Corp.                                          851,313
  52,760     Kimberly-Clark Corp.                                     5,025,390
  32,100     Louisiana-Pacific Corp.                                    678,113
  10,354     Stone Container Corp.                                      154,016
  16,200     Temple Inland, Inc.                                        876,825
  17,100     Union Camp Corp.                                           816,525
  18,300     Westvaco Corp.                                             526,125
  30,200     Weyerhaeuser Co.                                         1,430,725
                                                                   ------------
                                                                     16,456,307
--------------------------------------------------------------------------------
Hospital Management: 0.9%
 126,100    *Beverly Enterprises, Inc.                                1,607,775
 130,085     Columbia/HCA Healthcare Corp.                            5,300,964
  48,600    *Humana, Inc.                                               929,475
  28,800     Manor Care, Inc.                                           777,600
  40,200    *Tenet Healthcare Corp.                                     879,375
  14,900     United Healthcare Corp.                                    670,500
                                                                    ------------
                                                                     10,165,689
--------------------------------------------------------------------------------
Hospital Supply: 2.7%
 153,400     Abbott Laboratories, Inc.                                7,785,050
  48,400     Baxter International, Inc.                               1,984,400
  14,400     Becton, Dickinson & Co.                                    624,600
  31,500    *Boston Scientific Corp.                                  1,890,000
 255,000     Johnson & Johnson                                       12,686,250
  43,800     Medtronic, Inc.                                          2,978,400
  40,650    *St. Jude Medical, Inc.                                   1,732,706
  23,000     United States Surgical Corp.                               905,625
                                                                    ------------
                                                                     30,587,031
--------------------------------------------------------------------------------
Hotel & Restaurant: 0.9%
  17,100     Darden Restaurants, Inc.                                   149,625
  24,900    *Harrah's Entertainment, Inc.                               494,887
  21,500    *HFS, Inc.                                                1,284,625
  31,200     Hilton Hotels Corp.                                        815,100
  27,100     Marriott International                                   1,497,275
 127,900     McDonald's Corp.                                         5,787,475
  11,300    *Shoney's, Inc.                                              79,100
  24,100     Wendy's International, Inc.                                494,050
                                                                    ------------
                                                                     10,602,137
--------------------------------------------------------------------------------
Household Appliances & Home Furnishings: 0.2%
  49,800     Maytag Corp.                                               983,550
  19,400     Newell Co.                                                 611,100
   8,600     Whirlpool Corp.                                            400,975
                                                                    ------------
                                                                      1,995,625
--------------------------------------------------------------------------------
Household Products: 3.1%
   9,600     Clorox Co.                                                 963,600
  29,300     Colgate-Palmolive Co.                                    2,702,925
  45,600     Corning, Inc.                                            2,109,000
  84,000     Gillette Co.                                             6,531,000
 134,700     Procter & Gamble Co.                                    14,480,250
  26,700     Rubbermaid, Inc.                                           607,425
  30,200     Tupperware Corp.                                         1,619,475
  31,700     Unilever NV                                              5,555,425
                                                                    ------------
                                                                     34,569,100
--------------------------------------------------------------------------------
Insurance: 3.5%
  28,700     Aetna, Inc.                                              2,296,000
  37,400     Alexander & Alexander Services, Inc.                       649,825
  83,099     Allstate Corp.                                           4,809,355
  37,800     American General Corp.                                   1,545,075
  92,750     American International Group, Inc.                      10,040,187
  17,100     Aon Corp.                                                1,062,337
  32,600     Chubb Corp.                                              1,752,250
  13,500     CIGNA Corp.                                              1,844,437
  19,400     General Re Corp.                                         3,060,350
  23,200     ITT Hartford Group, Inc.                                 1,566,000
   9,000     Jefferson-Pilot Corp.                                      509,625
  13,000     Lincoln National Corp.                                     682,500

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Insurance: (Continued)
  11,700     Marsh & McLennan Cos., Inc.                            $ 1,216,800
  21,800     Providian Corp.                                          1,119,975
  37,900     SAFECO Corp.                                             1,494,681
  21,700     St. Paul Cos., Inc.                                      1,272,163
  24,500     Torchmark Corp.                                          1,237,250
  21,100     UNUM Corp.                                               1,524,475
  30,300     USF&G Corp.                                                632,513
  20,300     USLIFE Corp.                                               674,975
                                                                    ------------
                                                                     38,990,773
--------------------------------------------------------------------------------
Leisure: 0.9%
  43,600     Brunswick Corp.                                          1,046,400
 126,999     Disney (Walt) Co.                                        8,842,305
                                                                    ------------
                                                                      9,888,705
--------------------------------------------------------------------------------
Liquor: 0.2%
  65,200     Seagram Ltd.                                             2,526,500
--------------------------------------------------------------------------------
Machinery: 1.3%
  24,800     Browning-Ferris Industries, Inc.                           651,000
  13,200     Case Corp.                                                 719,400
  34,800     Caterpillar, Inc.                                        2,618,700
  13,100     Cooper Industries, Inc.                                    551,837
  18,900     Cummins Engine Co., Inc.                                   869,400
  49,800     Deere & Co.                                              2,023,125
  14,000     Fluor Corp.                                                878,500
   6,000     Foster Wheeler Corp.                                       222,750
  21,600     Illinois Tool Works, Inc.                                1,725,300
  24,100     Ingersoll-Rand Co.                                       1,072,450
  13,800     Parker Hannifin Corp.                                      534,750
  89,600     WMX Technologies, Inc.                                   2,923,200
                                                                    ------------
                                                                     14,790,412
--------------------------------------------------------------------------------
Metals-Aluminum: 0.4%
  33,600     Alcan Aluminium Ltd.                                     1,129,800
  28,700     Aluminum Co. of  America                                 1,829,625
  18,700     Reynolds Metals Co.                                      1,054,213
                                                                    ------------
                                                                      4,013,638
--------------------------------------------------------------------------------
Metals-Gold: 0.5%
  79,100     Barrick Gold Corp.                                       2,274,125
  42,100     Echo Bay Mines Ltd.                                        278,912
  67,300     Homestake Mining Co.                                       959,025
  14,190     Newmont Mining Corp.                                       635,003
  32,900     Placer Dome, Inc.                                          715,575
  50,707     Santa Fe Pacific Gold Corp.                                779,620
                                                                    ------------
                                                                      5,642,260
--------------------------------------------------------------------------------
Metals-Non-Ferrous: 0.2%
  12,600     ASARCO, Inc.                                               313,425
  76,650     Engelhard Corp.                                          1,465,931
  30,106     Inco Ltd.                                                  959,629
                                                                    ------------
                                                                      2,738,985
--------------------------------------------------------------------------------
Metals-Steel & Iron: 0.2%
   9,500    *Bethlehem Steel Corp.                                       85,500
  10,400     Inland Steel Industries, Inc.                              208,000
  13,700     Nucor Corp.                                                698,700
  46,600     Worthington Industries, Inc.                               847,538
                                                                    ------------
                                                                      1,839,738
--------------------------------------------------------------------------------
Mining: 0.2%
  25,300     Freeport-McMoRan Copper & Gold, Inc.                       755,837
             Cl. B
  21,100     Phelps-Dodge Corp.                                       1,424,250
                                                                    ------------
                                                                      2,180,087
--------------------------------------------------------------------------------
Miscellaneous: 0.3%
  43,700     Allegheny Teldyne, Inc.                                  1,005,100
  29,300    *Cognizant Corp.                                            966,900
  19,800     Guidant Corp.                                            1,128,600
   5,220    *Newport News Shipbuilding, Inc.                             78,300
                                                                    ------------
                                                                      3,178,900
--------------------------------------------------------------------------------
Multi-Industry: 0.9%
  25,400     Harcourt General, Inc.                                   1,171,575
  17,900     ITT Corp.                                                  776,413
  31,000     ITT Industries, Inc.                                       759,500
  82,900     Minnesota Mining & Manufacturing Co.                     6,870,338
                                                                    ------------
                                                                      9,577,826
--------------------------------------------------------------------------------
Newspapers: 0.5%
  17,900     Dow Jones & Co., Inc.                                      606,362

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                      Value
 Shares                      Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Newspapers: (Continued)
  26,100     Gannett Co., Inc.                                       $ 1,954,237
  20,800     Knight-Ridder, Inc.                                         795,600
  26,400     New York Times Co. Cl. A                                  1,003,200
  18,900     Times Mirror Co. Cl. A                                      940,275
  10,700     Tribune Co.                                                 843,963
                                                                     -----------
                                                                       6,143,637
--------------------------------------------------------------------------------
Office & Business Equipment: 4.3%
  30,900    *3 Com Corp.                                               2,265,356
  50,900    *Amdahl Corp.                                                617,162
  31,200    *Apple Computer, Inc.                                        649,350
  39,800     Avery Dennison Corp.                                      1,407,925
  27,700    *Bay Networks                                                578,237
  30,800    *Cabletron Systems, Inc.                                   1,024,100
  13,100    *Ceridian Corp.                                              530,550
 127,800     Cisco Systems, Inc.                                       8,139,262
  52,400     COMPAQ Computer Corp.                                     3,890,700
  38,400    *Data General Corp.                                          556,800
  32,400    *Dell Computer Corp.                                       1,723,275
  19,400    *Digital Equipment Corp.                                     705,675
  34,500    *EMC Corp.                                                 1,142,812
  59,700    *Intergraph Corp.                                            619,388
 103,000     International Business Machines Corp.                    15,553,000
  10,000     Moore Corp. Ltd.                                            203,750
  27,200     Pitney Bowes, Inc.                                        1,482,400
  37,400     Seagate Technology                                        1,477,300
  58,000    *Sun Microsystems, Inc.                                    1,489,875
  83,200     Tandem Computers, Inc.                                    1,144,000
  61,800    *Unisys Corp.                                                417,150
  55,500     Xerox Corp.                                               2,920,688
                                                                     -----------
                                                                      48,538,755
--------------------------------------------------------------------------------
Oil & Gas Exploration: 0.2%
  26,000     Louisiana Land & Exploration Co.                          1,394,250
  22,600    *Santa Fe Energy Resources, Inc.                             313,575
  37,350     Union Pacific Resources Group, Inc.                       1,092,488
                                                                     -----------
                                                                       2,800,313
--------------------------------------------------------------------------------
Oil-Domestic: 1.9%
  12,800     Amerada Hess Corp.                                          740,800
  93,100     Amoco Corp.                                               7,494,550
  31,100     Ashland Oil, Inc.                                         1,364,512
  28,000     Atlantic Richfield Co.                                    3,710,000
  13,900     Kerr-McGee Corp.                                          1,000,800
  50,000     Occidental Petroleum Corp.                                1,168,750
  23,500    *Oryx Energy Co.                                             581,625
  41,700     Phillips Petroleum Co.                                    1,845,225
  26,100     Tenneco, Inc.                                             1,177,763
  44,472     Unocal Corp.                                              1,806,675
  38,900     USX-Marathon Group                                          928,738
                                                                     -----------
                                                                      21,819,438
--------------------------------------------------------------------------------
Oil-International: 5.8%
 126,100     Chevron Corp.                                             8,196,500
 246,100     Exxon Corp.                                              24,117,800
  76,300     Mobil Corp.                                               9,327,675
 109,200     Royal Dutch Petroleum Co.                                18,645,900
  48,700     Texaco, Inc.                                              4,778,688
                                                                     -----------
                                                                      65,066,563
--------------------------------------------------------------------------------
Oil-Services: 1.0%
  23,800     Baker Hughes, Inc.                                          821,100
  12,100     Coastal Corp.                                               591,387
  21,000     Dresser Industries, Inc.                                    651,000
  17,500     Halliburton Co.                                           1,054,375
  14,100     Helmerich & Payne, Inc.                                     734,962
  21,300     McDermott International, Inc.                               354,113
  76,900     Rowan Cos., Inc.                                          1,739,863
  45,900     Schlumberger Ltd.                                         4,584,263
  14,500    *Western Atlas, Inc.                                       1,027,688
                                                                     -----------
                                                                      11,558,751
--------------------------------------------------------------------------------
Photography: 0.5%
  62,700     Eastman Kodak Co.                                         5,031,675
  21,200     Polaroid Corp.                                              922,200
                                                                     -----------
                                                                       5,953,875
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Printing & Publishing: 0.3%
  18,700     American Greetings Corp. Cl. A                         $   531,781
  25,100     Donnelley (R.R.) & Sons Co.                                787,512
  29,300     Dun & Bradstreet Corp.                                     695,875
  16,000     McGraw-Hill Cos., Inc.                                     738,000
  15,200     Meredith Corp.                                             801,800
                                                                    ------------
                                                                      3,554,968
--------------------------------------------------------------------------------
Retail Grocery: 0.5%
  35,300     Albertson's, Inc.                                        1,257,562
  25,100     American Stores Co.                                      1,025,962
  50,595     Fleming Cos., Inc.                                         872,764
  21,400     Giant Foods, Inc. Cl. A                                    738,300
  29,400     Kroger Co.                                               1,367,100
  19,800     Winn-Dixie Stores, Inc.                                    626,175
                                                                    ------------
                                                                      5,887,863
--------------------------------------------------------------------------------
Retail Trade: 3.8%
 123,400    *Charming Shoppes, Inc.                                     620,856
  35,300     Circuit City Stores, Inc.                                1,063,412
  31,400     CVS Corp.                                                1,299,175
  40,800     Dayton-Hudson Corp.                                      1,601,400
  20,600     Dillard Department Stores, Inc. Cl. A                      636,025
  26,500    *Federated Department Stores                                904,312
  91,233     Home Depot, Inc.                                         4,573,054
  71,000    *K Mart Corp.                                               736,625
  59,900     Limited, Inc.                                            1,100,663
     100     Longs Drug Stores Corp.                                      4,913
  30,100     Lowes Cos., Inc.                                         1,068,550
  38,400     May Department Stores Co.                                1,795,200
  40,800     Nordstrom, Inc.                                          1,445,850
  34,800     Penney (J.C.) Co., Inc.                                  1,696,500
  38,600     Pep Boys-Manny, Moe & Jack                               1,186,950
  29,767    *Price/Costco, Inc.                                         749,756
  38,300     Rite-Aid Corp.                                           1,522,425
  72,600     Sears, Roebuck & Co.                                     3,348,675
  22,200     SuperValu, Inc.                                            629,925
  50,900     The Gap, Inc.                                            1,533,362
  25,000     TJX Cos., Inc.                                           1,184,375
  40,400    *Toys'R Us, Inc.                                          1,212,000
 445,800     Wal-Mart Stores, Inc.                                   10,197,675
  44,600     Walgreen Co.                                             1,784,000
  27,200    *Woolworth Corp.                                            595,000
                                                                    ------------
                                                                     42,490,678
--------------------------------------------------------------------------------
Software: 2.7%
  64,900     Autodesk, Inc.                                           1,825,312
  73,900     Computer Associates International,                       3,676,525
             Inc.
 235,200    *Microsoft Corp.                                         19,448,100
  97,500    *Novell, Inc.                                               923,203
 118,900    *Oracle Systems Corp.                                     4,956,644
                                                                    ------------
                                                                     30,829,784
--------------------------------------------------------------------------------
Textiles & Apparel: 0.6%
  23,500     Liz Claiborne, Inc.                                        907,688
  55,600     Nike, Inc. Cl. B                                         3,322,100
  19,800    *Reebok International Ltd.                                  831,600
   4,200     Russell Corp.                                              124,950
   1,500     Springs Industries, Inc.                                    64,500
   7,000     Stride Rite Corp.                                           70,000
  23,100     VF Corp.                                                 1,559,250
                                                                    ------------
                                                                      6,880,088
--------------------------------------------------------------------------------
Tires & Rubber: 0.3%
  44,200     Cooper Tire & Rubber Co.                                   872,950
  21,900     Goodrich (B.F.) Co.                                        886,950
  26,400     Goodyear Tire And Rubber Co.                             1,356,300
                                                                    ------------
                                                                      3,116,200
--------------------------------------------------------------------------------
Tobacco: 1.9%
  25,500     American Brands, Inc.                                    1,265,437
 165,700     Philip Morris Cos., Inc.                                18,661,963
  37,400     UST, Inc.                                                1,210,825
                                                                    ------------
                                                                     21,138,225
--------------------------------------------------------------------------------
Toys & Amusements: 0.2%
  27,900     Hasbro, Inc.                                             1,084,612
  49,213     Mattel, Inc.                                             1,365,661
                                                                    ------------
                                                                      2,450,273
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Transportation-Airlines: 0.4%
  14,800    *AMR Corp.                                              $ 1,304,250
  13,600     Delta Air Lines, Inc.                                      963,900
  13,800    *Federal Express Corp.                                      614,100
  15,400     Southwest Airlines Co.                                     340,725
  53,600    *USAir Group, Inc.                                        1,252,900
                                                                    ------------
                                                                      4,475,875
--------------------------------------------------------------------------------
Transportation-Railroad: 1.0%
  27,401     Burlington Northern Santa Fe Corp.                       2,366,761
  19,700     Conrail, Inc.                                            1,962,612
  46,700     CSX Corp.                                                1,973,075
  29,200     Norfolk Southern Corp.                                   2,555,000
  44,100     Union Pacific Corp.                                      2,651,513
                                                                    ------------
                                                                     11,508,961
--------------------------------------------------------------------------------
Transportation-Trucking: 0.1%
  35,800     Ryder Systems, Inc.                                      1,006,875
--------------------------------------------------------------------------------
Utilities-Electric: 2.5%
  27,400     American Electric Power Co., Inc.                        1,126,825
  28,700     Baltimore Gas & Electric Co.                               767,725
  18,800     Carolina Power & Light Co.                                 686,200
  36,000     Central & South West Corp.                                 922,500
  21,892     CINergy Corp.                                              730,645
  32,200     Consolidated Edison Co. of New York, Inc.                  941,850
  22,600     Dominion Resources, Inc.                                   870,100
  48,000     DTE Energy Co.                                           1,554,000
  29,100     Duke Power Co.                                           1,345,875
  61,000     Edison International                                     1,212,375
  29,400     Entergy Corp.                                              815,850
  27,900     FPL Group, Inc.                                          1,283,400
  55,100     GPU, Inc.                                                1,852,737
  28,400     Houston Industries, Inc.                                   642,550
  96,000    *Niagara Mohawk Power Corp.                                 948,000
  11,700     Northern States Power Co.                                  536,738
  30,400     Ohio Edison Co.                                            691,600
  66,800     Pacific Gas & Electric Co.                               1,402,800
  49,400     PacifiCorp                                               1,012,700
  23,900     PECO Energy Corp.                                          603,475
  29,800     PP&L Resources, Inc.                                       685,400
  33,500     Public Service Enterprise Group, Inc.                      912,875
 123,200     Southern Co.                                             2,787,400
  39,000     Texas Utilities Co.                                      1,589,250
  42,900     Unicom Corp.                                             1,163,663
  21,500     Union Electric Co.                                         827,750
                                                                    ------------
                                                                     27,914,283
--------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 1.3%
  32,200     Burlington Resources, Inc.                               1,622,075
  17,000     Columbia Gas Systems, Inc.                               1,081,625
  21,100     Consolidated Natural Gas Co.                             1,165,775
   2,427     El Paso Natural Gas Co.                                    122,579
  39,900     Enron Corp.                                              1,720,687
  64,200     ENSERCH Corp.                                            1,476,600
  21,700     NICOR, Inc.                                                775,775
  54,118     NorAm Energy Corp.                                         832,064
  34,375     ONEOK, Inc.                                              1,031,250
  44,500     Pacific Enterprises                                      1,351,688
  23,300     Panenergy Corp.                                          1,048,500
  24,900     Peoples Energy Corp.                                       843,488
  27,800     Sonat, Inc.                                              1,431,700
                                                                    ------------
                                                                     14,503,806
--------------------------------------------------------------------------------
Utilities-Telephone: 6.5%
  98,700    *AirTouch Communications, Inc.                            2,492,175
  42,300     ALLTEL Corp.                                             1,327,162
 102,300     Ameritech Corp.                                          6,201,937
 321,935     AT&T Corp.                                              14,004,172
  93,600     Bell Atlantic Corp.                                      6,060,600
 189,200     BellSouth Corp.                                          7,638,950
 198,300     GTE Corp.                                                9,022,650
 143,100     MCI Communications Corp.                                 4,677,581

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                      Value
 Shares                      Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Utilities-Telephone: (Continued)
  83,500     NYNEX Corp.                                         $    4,018,438
  78,067     Pacific Telesis Group                                    2,868,962
 115,300     SBC Communications, Inc.                                 5,966,775
  93,800     Sprint Corp.                                             3,740,275
  94,700     U.S. West, Inc.-Communications Group                     3,054,075
  58,800    *WorldCom, Inc.                                           1,532,475
                                                                     72,606,227
                                                                 --------------
             TOTAL COMMON STOCK
             (Cost: $818,260,380) ..............................  1,121,912,642
                                                                 --------------
--------------------------------------------------------------------------------
PREFERRED STOCK: 0.0%
--------------------------------------------------------------------------------
Hospital Supply: 0.0%
  15,100    *Fresenius National Medical Care,                             1,774
             Inc. Pfd. Cl. D
                                                                 --------------
             TOTAL PREFERRED STOCK
             (Cost: $2,435) ....................................          1,774
                                                                 --------------
--------------------------------------------------------------------------------
  Face                                                                Value
 Amount                      Issue                                  (Note 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 0.5%
--------------------------------------------------------------------------------
$6,150,000   U.S. Treasury Bills, 4.82% to 5.00%
             with maturities to 2/13/97                          $    6,119,501
                                                                 --------------
             TOTAL SHORT TERM OBLIGATIONS
             (Cost: $6,119,501) ................................      6,119,501
                                                                 --------------
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS: 100.5%
             (Cost: $824,382,316) ..............................  1,128,033,917
             OTHER ASSETS LESS LIABILITIES: (0.5)%                   (5,736,583)
                                                                 --------------
             TOTAL NET ASSETS: 100.0%........................... $1,122,297,334
                                                                 ==============
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.
                        *Non-income producing security.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
December 31, 1996


 Shares                      Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 88.9%
--------------------------------------------------------------------------------
Argentina: 0.5%
   70,000   Quilmes Industrial SA                                    $   638,750
   32,000   YPF SA                                                       808,000
                                                                     -----------
             Total Investments in Argentina                            1,446,750
--------------------------------------------------------------------------------
Australia: 3.9%
  130,000  *Amcor Ltd.                                                   835,943
  500,000  *Burns, Philp & Co. Ltd                                       890,231
   85,000  *Commonwealth Bank of Australia                               813,449
  240,000  *CSR Ltd.                                                     839,361
   50,000  *Lend Lease Corp.                                             969,716
1,000,000   MIM Holdings Ltd.                                          1,398,935
  140,000   National Australia Bank                                    1,646,928
  300,000  *News Corp. Ltd.                                            1,583,340
  350,000   Resolute Samantha                                            728,877
  340,000   Santos Ltd.                                                1,378,269
  375,000  *Woolworths Ltd.                                              903,148
                                                                     -----------
             Total Investments in Australia                           11,988,197
--------------------------------------------------------------------------------
Austria: 1.3%
   10,000   Bohler Uddeholm AG                                           715,704
    6,000   EVN Energie-Versorgung AG                                    903,172
   10,000   OMV Handels AG                                             1,127,580
   30,000   VA Stahl AG                                                1,067,184
                                                                     -----------
             Total Investments in Austria                              3,813,640
--------------------------------------------------------------------------------
Belgium: 1.1%
    6,000  *Arbed SA                                                     652,296
    7,400  *Dexia Credit Communal de Belgique                            675,219
    7,500  *GPE Bruxelles                                                965,645
    3,500  *Petrofina SA                                               1,114,175
                                                                     -----------
             Total Investments in Belgium                              3,407,335
--------------------------------------------------------------------------------
Canada: 0.7%
  173,000  *Akiko Gold Resources Ltd.                                     59,381
1,037,000  *Epicore Networks, Inc.                                       833,053
  282,330  *Isleinvest Ltd.                                            1,237,114
                                                                     -----------
             Total Investments in Canada                               2,129,548
--------------------------------------------------------------------------------
China: 0.7%
  595,000  *Advanced Material Resources Ltd.                           1,325,312
  210,000   China Merchants                                              145,258
1,456,000   China North Industries                                       596,960
                                                                     -----------
             Total Investments in China                                2,067,530
--------------------------------------------------------------------------------
Croatia: 0.4%
   55,000  *Zagrebacka Banka GDR                                       1,120,625
                                                                     -----------
             Total Investments in Croatia                              1,120,625
--------------------------------------------------------------------------------
Czech Republic: 0.3%
   32,000  *Komercni Banka GDR                                           867,200
                                                                     -----------
             Total Investments in Czech Republic                         867,200
--------------------------------------------------------------------------------
Denmark: 0.5%
    8,280  *Novo Nordisk AS                                            1,560,196
                                                                     -----------
             Total Investments in Denmark                              1,560,196
--------------------------------------------------------------------------------
Finland: 0.4%
   73,500  *Valmet Corp.                                               1,294,239
                                                                     -----------
             Total Investments in Finland                              1,294,239
--------------------------------------------------------------------------------
France: 8.0%
   53,118   AXA                                                        3,378,422
   28,000  *Capital Gemini                                             1,353,994
   13,000  *Cie Financiere Paribas                                       879,194
   22,750  *Credit Local de France                                     1,981,883
   19,000  *Eaux Cie Generale                                          2,354,630
   20,230  *Elf Aquitaine SA                                           1,841,501
    3,300  *Hermes International                                         915,872
   30,000   Lafarge SA                                                 1,799,942
    5,500  *Peugeot SA                                                   619,061
   66,000   Rhone-Poulenc SA                                           2,250,246
    7,000   Saint-Gobain                                                 990,267
   25,000  *SGS-Thomson Microelectronics NV                            1,768,334
   10,000   Synthelabo                                                 1,081,237
   20,000   Total SA B                                                 1,626,674
   50,000   Usinor Sacilor                                               727,571
   15,000   Valeo SA                                                     925,123
                                                                     -----------
             Total Investments in France                              24,493,951
--------------------------------------------------------------------------------
Germany: 7.6%
      750  *Allianz AG Holdings                                        1,364,700
   87,500   BASF AG                                                    3,370,808

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
December 31, 1996

                                                                      Value
Shares                          Issue                               (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Germany: (Continued)
   32,500   Bayer AC                                               $ 1,326,358
    2,300   Bayer Motoren Werk AG                                    1,603,782
   80,000 * Commerzbank AG                                           2,032,753
   57,500 * Daimler-Benz AG                                          3,960,879
   50,000   Deutsche Telekom                                         1,054,393
    3,000   Mannesmann AG                                            1,300,364
    5,050   Preussag AG                                              1,143,700
   40,000   RWE AG                                                   1,694,827
    6,000   Thyssen AG                                               1,064,466
   17,500   Veba AG                                                  1,021,152
    5,200   Volkswagen AG                                            2,162,724
                                                                   -----------
            Total Investments in Germany                            23,091,906
------------------------------------------------------------------------------
Hong Kong: 4.3%
  160,000 * Cheung Kong Holdings                                     1,422,199
1,500,000   Cosco Pacific Ltd.                                       1,745,426
1,790,000 * Goldlion Holdings Ltd.                                   1,469,584
  735,000   Hong Kong & China Gas Co. Ltd.                           1,420,680
  200,000 * Hutchison Whampoa                                        1,570,884
  620,000   Johnson Electric Holdings Ltd.                           1,715,431
  500,000 * Kerry Properties                                         1,370,483
1,250,000   South China Morning Post Ltd.                            1,034,327
  120,000 * Swire Pacific Cl. A                                      1,144,224
  200,000 * Swire Pacific Cl. B                                        302,541
                                                                   -----------
             Total Investments in Hong Kong                         13,195,779
------------------------------------------------------------------------------
Indonesia: 0.3%
  410,000 * Anglo-Eastern Plantations                                  776,169
                                                                   -----------
             Total Investments in Indonesia                            776,169
------------------------------------------------------------------------------
Irelend: 1.0%
  513,000   Bank of Ireland                                          4,684,410
  190,000   Irish Life PLC                                             882,131
3,521,073 * World Fluids PLC                                           358,015
                                                                   -----------
             Total Investments in Ireland                            5,924,556
------------------------------------------------------------------------------
Israel: 0.3%
   50,000   Koors Industries Ltd. ADR                                  850,000
                                                                   -----------
             Total Investments in Israel                               850,000
------------------------------------------------------------------------------
Italy: 2.5%
  750,000 * Autostrade SPA                                           1,473,303
  125,000 * Edison SPA                                                 791,035
  374,000   ENI SPA                                                  1,919,308
   11,100   Gucci Group NV                                             709,013
  250,000   Italgas                                                  1,044,001
  345,000 * Stet                                                     1,569,216
                                                                   -----------
             Total Investments in Italy                              7,505,876
------------------------------------------------------------------------------
Japan: 21.3%
  200,000   Canon, Inc.                                              4,421,034
  330,000 * Chugai Pharmaceutical Co. Ltd.                           2,764,010
  480,000 * Clarion Co.                                              2,486,832
  115,000 * Denso Corp.                                              2,770,486
  250,000 * Fujikura                                                 2,003,281
   20,000   Keyence Corp.                                            2,469,562
  495,000 * Mitubishi Estate                                         5,086,348
   10,000   Mitusi & Co. Ltd.                                           81,167
  240,000 * Nikon Corp.                                              2,984,198
  532,000   Nippon Shinpan Co.                                       2,985,925
  360,000 * Nomura Securities                                        5,408,859
  150,000   Omron Corp.                                              2,823,590
   90,000 * Ono Pharmaceutical                                       2,681,116
  150,000   Pioneer Electronic Corp.                                 2,862,447
  325,000 * Prospect Japan Fund                                      2,234,375
   50,000 * Rohm Co.                                                 3,281,237
   70,000 * Sony Corp.                                               4,587,687
  145,000 * Sumitomo Electric Industries                             2,028,322
  580,000   Sumitomo Realty & Development Co. Ltd.                   3,655,988
  145,000 * Takara Co.                                                 976,600
   57,000   TDK Corp.                                                3,716,000
   49,000   Tokio Marine & Fire Insurance Co. Ltd.                     461,186
  145,000 * Tokyo Nissan Auto Sales Co. Ltd.                           663,587
   80,000 * Toyoda Automatic Loom                                    1,499,007
                                                                   -----------
             Total Investments in Japan                             64,932,844
------------------------------------------------------------------------------
Malaysia: 0.9%
  100,000 * Commerce Asset Holdings                                    752,326

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
---------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
December 31, 1996

                                                        Value
Shares               Issue                            (Note 1A)
---------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------
Malaysia: (Continued)
  325,000  *Leader Universal Holdings               $   682,043
  180,000  *Sime Darby Bhd.                             709,167
   80,000  *United Engineers Bhd.                       722,233
                                                    -----------
             Total Investments in Malaysia            2,865,769
---------------------------------------------------------------
Mexico: 0.5%
   16,000  *Banco Latinoamericano de Exportaciones
            SA Cl. E                                    812,000
  145,000   Grupo Carso SA de CV                        755,208
                                                    -----------
             Total Investments in Mexico              1,567,208
---------------------------------------------------------------
Netherlands: 5.3%
   25,000   ABN Amro Holdings NV                      1,627,570
   23,500   Ahold Kon NV                              1,470,026
   12,500   Akzo Nobel NV                             1,708,659
   27,500  *ASM Lithography Holdings NV               1,374,602
   90,000   ING Groep NV                              3,242,398
   25,000  *Koninklijke PTT                             954,243
   23,000   Royal Dutch Petroleum                     4,035,158
   80,000   Ver Ned Uitgevers                         1,672,748
                                                    -----------
             Total Investments in Netherlands        16,085,404
---------------------------------------------------------------
New Zealand: 1.5%
  800,000  *Brierley Investment Ltd.                    740,898
  280,000   Fletcher Challenge                          861,082
  320,000  *Lion Nathan Ltd.                            766,914
  420,000   Telecom Corp. of New Zealand              2,143,796
                                                    -----------
             Total Investments in New Zealand         4,512,690
---------------------------------------------------------------
Norway: 0.8%
  400,000  *Storebrand ASA                            2,297,031
                                                    -----------
             Total Investments in Norway              2,297,031
---------------------------------------------------------------
Philippines: 0.2%
  645,000  *TVI Pacific, Inc.                           598,225
                                                    -----------
             Total Investments in Philippines           598,225
---------------------------------------------------------------
Poland: 0.3%
   70,000   Bank Gdanski SA GDR                         880,250
                                                    -----------
             Total Investments in Poland                880,250
---------------------------------------------------------------
Russia: 0.3%
   45,800  *Rao Gazprom ADR                             812,950
                                                    -----------
             Total Investments in Russia                812,950
---------------------------------------------------------------
Singapore: 2.5%
   85,000  *Development Bank of Singapore Ltd.        1,148,074
  185,000   Keppel Corp.                              1,441,078
  200,000  *Parkway Holdings                            786,107
   60,000  *Singapore Press Holdings Ltd.             1,183,449
  375,000  *Straits Steamship Land                    1,200,600
   90,000  *United Overseas Bank Ltd.                 1,003,359
  280,000  *Want Want Holdings                          736,400
                                                    -----------
             Total Investments in Singapore           7,499,067
---------------------------------------------------------------
South Africa: 0.2%
  600,000  *Sun International Hotels Ltd.               480,923
       41  *Western Areas Gold Mining Ltd. ADR              561
                                                    -----------
             Total Investments in South Africa          481,484
---------------------------------------------------------------
South Korea: 0.2%
  113,505  *Yukong GDS                                  732,107
                                                    -----------
             Total Investments in South Korea           732,107
---------------------------------------------------------------
Spain: 3.2%
   11,500   Acerinox SA                               1,661,776
   56,250  *Autopistas Cesa                             775,563
   35,000   Banco Bilbao Vizcaya                      1,889,852
    5,300  *Banco Popular Espanol SA                  1,041,017
  102,375   Iberdrola SA                              1,450,953
   45,000   Repsol SA                                 1,726,170
   50,000  *Telefonica de Espana                      1,161,179
                                                    -----------
             Total Investments in Spain               9,706,510
---------------------------------------------------------------
Sweden: 1.1%
   10,000   ABB AB Ser. A                             1,129,049
   75,000  *Nordbanken AB                             2,270,928
                                                    -----------
             Total Investments in Sweden              3,399,977
---------------------------------------------------------------
Switzerland: 3.3%
   10,000  *Credit Suisse Group                       1,027,269
    3,200  *Novartis AG                               3,664,998
      410  *Roche Holdings AG                         3,190,250
    5,500  *Schweiz Bankverein AG                     1,045,760
    1,750  *SMH Neuenburg AG                          1,078,633
                                                    -----------
             Total Investments in Switzerland        10,006,910
---------------------------------------------------------------

---------------------------------------------------------------
Metropolitan Series Fund, Inc.
---------------------------------------------------------------

Schedule of Investments
---------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
December 31, 1996 (unaudited)


                                                       Value
 Shares                      Issue                   (Note 1A)
---------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------
Taiwan: 0.3%
   82,500  *Tung Ho Steel Enterprise GDR           $    907,500
                                                   ------------
             Total Investments in Taiwan                907,500
---------------------------------------------------------------
Ukraine: 1.0%
4,254,800  *Ashurst Technology Ltd.                   3,076,208
                                                   ------------
             Total Investments in Ukraine             3,076,208
---------------------------------------------------------------
United Kingdom: 11.3%
  322,000  *Alexon Group PLC                            976,426
  265,000   Arjo Wiggins Appleton PLC                   814,931
  162,000  *Ascot Holdings PLC                          777,112
  290,000  *Bat Industries                            2,404,660
  210,000  *British Biotech PLC                         732,140
  367,500   British Petroleum Co. PLC                 4,407,230
  236,000   BTR PLC                                   1,152,304
1,000,000  *Electrophoretics                            659,585
  299,400  *Euro Sales Finance CLA                      641,168
  106,500   Glaxo Wellcome PLC                        1,733,339
  105,000  *Greenalls Group                           1,057,735
  246,000   Guardian Royal Exchange PLC               1,173,737
  250,000  *J. Sainsbury PLC                          1,657,530
  615,000  *Kemgas International Ltd.                 1,212,663
  280,000  *Lasmo                                     1,127,291
  130,000   Marks & Spencer PLC                       1,095,768
  126,000  *Morgan Crucible Co.                         943,327
   90,000   National Westminster Bank PLC             1,057,735
  420,000  *Premium Underwriting                        982,183
  189,000   Racal Electronics                           828,919
  148,000  *Rank Organisation                         1,110,571
  122,000   Royal Bank Scotland Group                 1,174,645
  388,500  *Sun Life & Province                       1,730,512
  450,000   Tarmac PLC                                  759,380
1,653,979  *Turbo Genset, Inc. CL A                     628,109
   83,000   Unilever PLC                              2,012,078
7,500,000   Upton & Southern Holdings PLC               513,963
  750,000  *Upton & Southern Holdings PLC (Wts.)         17,668
  890,400  *Waverley Mining Finance PLC                 991,537
             Total Investments in United Kingdom     34,374,246
                                                   ------------
             TOTAL COMMON STOCK
             (Cost: $259,485,844).................. 270,269,877
                                                   ------------

---------------------------------------------------------------
PREFERRED STOCK: 0.2%
---------------------------------------------------------------
United Kingdom: 0.2%
  295,000  *Upton & Southern Holdings PLC Cum.
            Cvt. Pfd.                                   518,032
                                                   ------------
             Total Investments in United Kingdom        518,032
                                                   ------------
             TOTAL PREFERRED STOCK
             (Cost: $456,231) .....................     518,032
                                                   ------------

---------------------------------------------------------------
            Face                   Interest Maturity   Value
           Amount        Issue       Rate     Date   (Note 1A)
---------------------------------------------------------------
CONVERTIBLE BONDS: 6.4%
---------------------------------------------------------------
Hong
Kong      1,100,000 Hysan
                    Development     6.750%  6/01/00$  1,479,500
Japan   340,000,000 Hankyu Corp.    1.250%  9/30/98   2,950,522
Japan   300,000,000 Matsushita      1.040%  3/31/04   3,108,540
                    Electric
Japan   305,000,000 Mitsui & Co.    1.050%  9/30/09   2,765,305
Japan     8,500,000 NEC Corp.       1.000%  3/31/99   8,366,642
Taiwan      750,000 Yageo Corp.     1.250%  7/24/03     828,750
                                                   ------------
              TOTAL CONVERTIBLE BONDS
              (Cost: $19,324,899)..................  19,499,259
                                                   ------------

---------------------------------------------------------------
              TOTAL INVESTMENTS: 95.5%
              (Cost: $279,266,974) ................ 290,287,168
              OTHER ASSETS LESS LIABILITIES: 4.5%..  13,538,315
                                                   ------------
              TOTAL NET ASSETS: 100.0%.............$303,825,483
                                                   ============
----------------------------------------------------------------
              See Notes to Financial Statements.
               *Non-income producing security.


------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
------------------------------------------------------------------------------
Industry Diversification
------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
As a Percentage of Total Value of Investments


Automotive..............................................................   4.14%
Banking.................................................................   9.82
Broadcasting............................................................   0.55
Business Services.......................................................   0.47
Chemicals...............................................................   5.44
Construction Materials..................................................   1.52
Consumer Non-Durables...................................................   0.37
Drugs & Health Care.....................................................   4.70
Electrical Equipment....................................................   1.67
Electronics.............................................................  15.83
Financial Services......................................................   5.64
Food & Beverages........................................................   1.54
Forest Products & Paper.................................................   0.57
General Business........................................................   0.98
Homebuilders............................................................   0.80
Household Products......................................................   0.56
Insurance...............................................................   4.22
Investment Companies....................................................   0.77
Leisure.................................................................   0.97
Machinery...............................................................   1.75
Metals-Gold.............................................................   0.02
Metals-Non-Ferrous......................................................   1.40
Metals-Steel & Iron.....................................................   2.34
Miscellaneous...........................................................   1.95
Multi-Industry..........................................................   5.15
Oil & Gas Exploration...................................................   2.09
Oil-International.......................................................   5.17
Printing & Publishing...................................................   1.34
Real Estate.............................................................   5.93
Retail Trade............................................................   2.93
Textiles & Apparel......................................................   0.82
Toys & Amusements.......................................................   0.34
Transportation..........................................................   0.60
Transportation-Railroad.................................................   1.02
Utilities-Electric......................................................   1.57
Utilities-Gas Distribution & Pipelines..................................   1.29
Utilities-Miscellaneous.................................................   1.08
Utilities-Telephone.....................................................   2.65
                                                                          =====
                                                                          100.0%
                                                                          =====

See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996



                                                                                                                        Money
                                                                    Growth                     Income                   Market
                                                                   Portfolio                  Portfolio                Portfolio
                                                                 --------------              ------------             ------------
Assets:               Investments, at value (Note 1A) (1) ...... $1,593,897,472              $377,254,943              $41,600,630
                      Cash .....................................          1,132                       153                       --
                      Cash denominated in foreign currencies                 --                        --                       --
                        (2) ....................................
                      Receivable for investment securities sold       3,573,334                        --                       --
                      Receivable for fund shares sold ..........             --                   217,234                       --
                      Receivable for dividends and interest ....      1,478,207                 5,832,980                  134,923
                      Unrealized appreciation on forward
                        contacts (Note 7) ......................             --                   145,826                       --
                      Other assets .............................            140                    68,078                    3,359
                                                                 --------------              ------------             ------------
                              TOTAL ASSETS .....................  1,598,950,285               383,519,214               41,738,912
                                                                 --------------              ------------             ------------

Liabilities:          Payable for investment securities                 840,094                        --                       --
                        purchased ..............................
                      Payable for capital stock repurchased ....         42,255                     2,033                   92,460
                      Accrued investment management fee                 338,415                    81,038                    8,792
                        (Note 3) ...............................
                      Accrued and other liabilities ............          1,046                    41,305                    1,029

                                                                 --------------              ------------             ------------
                              TOTAL LIABILITIES ................      1,221,810                   124,376                  102,281
                                                                 --------------              ------------             ------------
Net Assets:                                                      $1,597,728,475              $383,394,838              $41,636,631
                                                                 ==============              ============             ============

Composition
of Net Assets:        Paid-in-capital ..........................  1,249,167,683               385,179,755               41,644,757
                      Undistributed (overdistributed) net
                        investment income (loss) ...............       (109,396)                2,224,983                  (10,491)
                      Net unrealized appreciation                   243,748,890                  (417,499)                      --
                        (depreciation) .........................
                      Accumulated net realized gain (loss) .....    104,921,298                (3,592,401)                   2,365
                                                                 --------------              ------------             ------------
                              NET ASSETS ....................... $1,597,728,475              $383,394,838              $41,636,631
                                                                 ==============              ============             ============
                              SHARES OUTSTANDING ...............     52,371,833                31,028,144                3,989,790
                                                                 ==============              ============             ============
                              NET ASSET VALUE PER SHARE ........         $30.51                    $12.36                   $10.44
                                                                 ==============              ============             ============

                      ------------------------------------------------------------------------------------------------------------
                      Notes:
                      (1) Investments, at cost ................. $1,350,148,596              $377,820,831              $41,600,630
                      (2) Cost of foreign currency .............             --                        --                       --
                      See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                 Aggressive                      Stock                 International
  Diversified                      Growth                        Index                     Stock
   Portfolio                     Portfolio                     Portfolio                 Portfolio
 --------------                --------------               --------------              ------------
 $1,437,319,196                $1,312,523,770               $1,128,033,917              $290,287,168
            995                       110,949                       46,497                 4,496,287
             --                            --                           --                13,258,084
      1,944,827                    13,409,697                           --                 1,562,606
        725,586                     5,649,430                        2,443                    88,815
      9,424,203                       488,573                    1,911,224                   300,040
        274,050                            --                           --                        --
            124                       117,693                       22,718                   253,740
 ---------------               ---------------              ---------------             -------------
  1,449,688,981                 1,332,300,112                1,130,016,799               310,246,740
 ---------------               ---------------              ---------------             -------------

        462,249                     9,608,176                    5,147,488                 6,120,770
         15,947                            --                    2,335,595                        --
        306,703                       842,572                      236,382                   211,941
         62,915                            --                           --                    88,546
 ---------------               ---------------              ---------------             -------------
        847,814                    10,450,748                    7,719,465                 6,421,257
 ---------------               ---------------              ---------------             -------------
 $1,448,841,167                $1,321,849,364               $1,122,297,334              $303,825,483
 ===============               ===============              ===============             =============


  1,253,361,990                 1,145,946,694                  820,009,991               310,920,771

     (3,725,106)                     (899,023)                     245,308                        --
    139,692,509                   136,862,235                  303,651,601                11,038,872
     59,511,774                    39,939,458                   (1,609,566)               (18,134,10)
 ===============               ===============              ===============             =============
 $1,448,841,167                $1,321,849,364               $1,122,297,334              $303,825,483
 ===============               ===============              ===============             =============
     86,916,919                    48,752,452                   50,487,679                25,415,562
 ===============               ===============              ===============             =============
         $16.67                        $27.11                       $22.23                    $11.95
 ===============               ===============              ===============             =============

-----------------------------------------------------------------------------------------------------------------------------------

 $1,297,896,601                $1,175,661,535                 $824,382,316              $279,266,974
             --                            --                           --                13,220,243

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1996

                                                                                                                           Money
                                                                       Growth                     Income                   Market
                                                                      Portfolio                  Portfolio                Portfolio
                                                                     ------------               ------------             ----------
Investment            Interest (Note 1B) ..........................  $  2,555,287               $ 25,197,173             $2,207,574
Income:               Dividends (Note 1B) .........................    18,553,513                         --                     --
                                                                     ------------               ------------             ----------

                              Total investment income, net of
                                withholding taxes (1) .............    21,108,800                 25,197,173              2,207,574
                                                                     ------------               ------------             ----------

Expenses:             Investment management fee ...................     3,351,614                    911,476                102,785
                      Printing and distribution fees ..............       244,288                     66,526                  9,369
                      Custodian and transfer agent fees ...........       215,063                    131,021                 40,319
                      Directors fees ..............................        16,805                     16,805                 16,805
                      Other operating expenses ....................        41,709                     20,314                  9,836
                                                                     ------------               ------------             ----------

                              Total expenses ......................     3,869,479                  1,146,142                179,114
                                                                     ------------               ------------             ----------


                              NET INVESTMENT INCOME (LOSS) ........    17,239,321                 24,051,031              2,028,460
                                                                     ------------               ------------             ----------

Net Realized          Investments (Note 4) ........................   236,500,694                  4,194,441                  1,031
Gain (Loss) On:       Foreign currency transactions (Note 4) ......           449                    225,514                     --
                                                                     ------------               ------------             ----------

                              NET REALIZED GAIN (LOSS) ............   236,501,143                  4,419,955                  1,031
                                                                     ------------               ------------             ----------

Net Unrealized        Beginning of period investments and foreign
Appreciation            currency holdings (Notes 4, 7) ............   228,543,295                 14,525,062                     --
(Depreciation):
                      End of period investments and foreign
                        currency holdings (Notes 4, 7) ............   243,748,890                   (417,499)                    --
                                                                     ------------               ------------             ----------

                              NET UNREALIZED APPRECIATION
                                (DEPRECIATION) ....................    15,205,595                (14,942,561)                    --
                                                                     ------------               ------------             ----------

                              NET INCREASE (DECREASE) IN NET
                                ASSETS RESULTING FROM OPERATIONS ..  $268,946,059               $ 13,528,425             $2,029,491
                                                                     ============               ============             ==========

                      ------------------------------------------------------------------------------------------------------------
                      Notes:
                      (1) Withholding taxes .......................      $351,457                    $44,235                     --
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------


                              Aggressive                      Stock                   International
 Diversified                    Growth                         Index                       Stock
  Portfolio                    Portfolio                     Portfolio                   Portfolio
 ------------                 -------------                  ----------                --------------
  $35,997,579                   $3,684,784                    $  294,044                 $1,351,412
   10,704,528                    4,256,611                    18,697,228                  3,386,189

  -----------                  -----------                   -----------                 ----------


  46,702,107                     7,941,395                    18,991,272                  4,737,601
  ----------                   -----------                   -----------                 ----------

  3,179,254                      8,815,041                     2,154,140                  2,330,738
    221,203                        190,205                       164,972                     55,669
    253,741                        223,256                       200,306                    588,631
     16,805                         16,805                        16,805                     16,805
     50,535                         34,095                        28,076                     17,626

  ----------                   -----------                   -----------                 ----------

  3,721,538                      9,279,402                     2,564,299                  3,009,469
  ----------                   -----------                   -----------                 ----------


  42,980,569                   (1,338,007)                   16,426,973                   1,728,132
  ----------                   -----------                   -----------                 ----------

  135,162,664                   78,458,844                     7,811,922                (15,371,961)
     90,115                             --                            --                 (9,927,565)

  ----------                   -----------                   -----------                 ----------

  135,252,779                   78,458,844                     7,811,922                (25,299,526)
  ----------                   -----------                   -----------                 ----------


  142,881,779                  141,226,595                   147,414,903                 (6,426,580)

  139,692,509                  136,862,235                   303,651,601                 11,038,872

  ----------                   -----------                   -----------                 ----------


  (3,189,27)                    (4,364,360)                  156,236,698                 17,465,452
  ----------                   -----------                   -----------                 ----------


  $175,044,078                 $72,756,477                  $180,475,593                $(6,105,942)
   ===========                 ===========                   ===========                 ==========


------------------------------------------------------------------------------------------------------

  $ 199,906                    $   115,804                    $  115,212                  $ 466,833

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      Growth                       Income                    Money Market
                                                     Portfolio                    Portfolio                    Portfolio
                                             ----------------------------- ---------------------------  --------------------------
Increase in Net Assets From:                  For the Year   For the Year  For the Year   For the Year  For the Year  For the Year
                                                 Ended          Ended         Ended          Ended         Ended          Ended
                                              December 31,   December 31,  December 31,   December 31,  December 31,  December 31,
                                                  1996           1995          1996           1995          1996          1995
                                             -------------- -------------- ------------   ------------  -----------    -----------
Operations:     Net investment income
                  (loss) ..................     $17,239,321    $13,355,435  $24,051,031    $21,505,858  $ 2,028,460    $ 2,251,690
                Net realized gain (loss)
                  from investment and
                  foreign currency
                  transactions ............     236,501,143     35,869,486    4,419,955      5,614,358        1,031            161
                Unrealized appreciation
                  (depreciation) of
                  investments and foreign
                  currency holdings .......      15,205,595    206,859,454  (14,942,561)    27,263,679           --             --
                                             -------------- -------------- ------------   ------------  -----------    -----------
                Net increase (decrease) in
                  net assets resulting from
                  operations ..............     268,946,059    256,084,375   13,528,425     54,383,895    2,029,491      2,251,851
                                             -------------- -------------- ------------   ------------  -----------    -----------

Distributions   Net investment income .....     (17,239,740)   (13,305,066) (23,474,190)   (20,532,059)  (2,045,447)    (2,251,639)
to
Shareholders:   Net realized gain from
                  investment transactions      (134,047,463)   (40,353,389)    (697,717)            --       (1,192)          (289)
                                             -------------- -------------- ------------   ------------  -----------    -----------
                Total Distributions
                  (Note 6) ................    (151,287,203)   (53,658,455) (24,171,907)   (20,532,059)  (2,046,639)    (2,251,928)
                                             -------------- -------------- ------------   ------------  -----------    -----------

Capital Share   Net proceeds from sale of
Transactions:     shares ..................     246,392,853    103,922,730   46,724,830     44,596,378   19,329,406     21,703,650
                Net asset value of shares
                  issued to shareholders
                  in reinvestment of
                  distributions ...........     151,287,203     53,658,455   24,171,907     20,532,059    2,046,639      2,251,928
                Shares redeemed ...........     (12,361,034)   (11,689,626) (26,771,445)   (24,725,915) (20,178,541)   (23,460,524)
                                             -------------- -------------- ------------   ------------  -----------    -----------
                Net Capital Stock
                  Transactions (Note 5) ...     385,319,022    145,891,559   44,125,292     40,402,522    1,197,504        495,054
                                             -------------- -------------- ------------   ------------  -----------    -----------
                NET INCREASE IN NET ASSETS      502,977,878    348,317,479   33,481,810     74,254,353    1,180,356        494,977
                NET ASSETS: Beginning of
                  period ..................   1,094,750,597    746,433,118  349,913,028    275,658,675   40,456,275     39,961,298
                                             -------------- -------------- ------------   ------------  -----------    -----------
                NET ASSETS: End of period .  $1,597,728,475 $1,094,750,597 $383,394,838   $349,913,028  $41,636,631    $40,456,275
                                             ============== ============== ============   ============  ===========    ===========
                -------------------------------------------------------------------------------------------------------------------

                See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        Diversified                     Aggressive Growth                   Stock Index                   International Stock
         Portfolio                          Portfolio                        Portfolio                         Portfolio
-----------------------------      -----------------------------    -----------------------------     -----------------------------
  For the          For the          For the          For the          For the          For the          For the          For the
 Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
December 31,     December 31,     December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
    1996             1995             1996             1995             1996             1995             1996             1995
-------------    ------------     -------------    ------------     -------------    ------------     ------------     ------------
$   42,980,569   $ 38,181,982     $ (1,338,007)    $   (465,397)    $ 16,426,973     $10,717,017      $  1,728,132     $   564,793


   135,252,779     35,700,814       78,458,844       96,911,708        7,811,922       3,287,091       (25,299,526)      4,503,585


    (3,189,270)   155,959,563       (4,364,360)      87,034,785      156,236,698     132,857,546        17,465,452      (2,185,396)
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------
   175,044,078    229,842,359       72,756,477      183,481,096      180,475,593     146,861,654        (6,105,942)      2,882,982
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------

   (42,176,327)   (38,212,420)              --               --      (16,158,730)    (10,707,245)          (16,086)       (931,206)

   (84,750,798)   (31,703,894)     (35,104,245)     (89,053,728)     (10,189,362)     (3,203,702)       (3,229,290)     (1,728,334)
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------
  (126,927,125)   (69,916,314)     (35,104,245)     (89,053,728)     (26,348,092)    (13,910,947)       (3,245,376)     (2,659,540)
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------

   171,456,907     65,067,419      318,837,326      211,278,782      330,175,386     132,769,445        43,194,283      47,009,355


   126,927,125     69,916,314       35,104,245       89,053,728       26,348,092      13,910,947         3,245,376       2,659,540
   (12,493,415)   (72,901,909)     (28,659,672)     (25,891,494)     (24,176,884)     (6,808,814)      (30,723,899)    (25,383,675)
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------

   285,890,617     62,081,824      325,281,899      274,441,016      332,346,594     139,871,578        15,715,760      24,285,220
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------
   334,007,570    222,007,869      362,934,131      368,868,384      486,474,095     272,822,285         6,364,442      24,508,662
 1,114,833,597    892,825,728      958,915,233      590,046,849      635,823,239     363,000,954       297,461,041     272,952,379
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------
$1,448,841,167 $1,114,833,597   $1,321,849,364     $958,915,233   $1,122,297,334    $635,823,239      $303,825,483    $297,461,041
============== ==============   ==============     ============   ==============    ============      ============    ============
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                              Growth Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------
                                                                             1996       1995       1994        1993       1992
                                                                             ----       -----      -----       -----      ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period .............................        $27.56      $21.81     $23.27      $21.72     $21.56
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income ...........................................          0.36        0.35       0.30        0.28       0.34

    Net realized and unrealized gain (loss) .........................          5.78        6.83      (1.06)       3.24       2.13
                                                                          ---------   ---------  ---------   ---------  ---------
         Total From Investment Operations ...........................          6.14        7.18      (0.76)       3.52       2.47
                                                                          ---------   ---------  ---------   --------   ---------

  Less Distributions:
  ------------------
    Dividends from net investment income ............................         (0.36)      (0.35)     (0.30)      (0.28)     (0.29)

    Distributions from net realized capital gains ...................         (2.83)      (1.08)     (0.40)      (1.69)     (2.02)
                                                                          ---------   ---------  ---------   ---------  ---------
         Total Distributions ........................................         (3.19)      (1.43)     (0.70)      (1.97)     (2.31)
                                                                          ---------   ---------  ---------   ---------  ---------

----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period ...................................        $30.51      $27.56     $21.81      $23.27     $21.72
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ....................................................         22.18%      33.14%     (3.25)%     14.40%     11.56%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) .............................    $1,597,728  $1,094,751    $746,433    $640,413  $351,028

    Operating expenses to average net assets  .......................          0.29%       0.31%       0.32%       0.28%     0.25%

    Net investment income to average net assets  ....................          1.29%       1.46%       1.40%       1.19%     1.52%

    Portfolio turnover (1) ..........................................         93.05%      45.52%      57.27%      66.27%    63.74%

    Average broker commission rate (2) ..............................       $0.0578          --         --           --        --

----------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.
     (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $1,348,105,796 and $1,208,264,280, respectively.
     (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
    See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                               Income Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------
                                                                             1996       1995       1994        1993       1992
                                                                             ----       -----      -----       -----      ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period ...............................      $12.73      $11.32     $12.59     $12.22      $12.32
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income .............................................        0.82        0.83       0.91       0.83        0.90
    Net realized and unrealized gain (loss) ...........................       (0.36)       1.38      (1.31)      0.86       (0.05)
                                                                          ---------   ---------  ---------   --------   ---------
         Total From Investment Operations .............................        0.46        2.21      (0.40)      1.69        0.85
                                                                          ---------   ---------  ---------   --------   ---------

  Less Distributions:
  ------------------
    Dividends from net investment income ..............................       (0.81)      (0.80)     (0.87)     (0.88)      (0.71)
    Distributions from net realized capital gains .....................       (0.02)         --         --      (0.44)      (0.24)
                                                                          ---------   ---------  ---------   --------   ---------
         Total Distributions ..........................................       (0.83)      (0.80)     (0.87)     (1.32)      (0.95)
                                                                          ---------   ---------  ---------   --------   ---------

----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period .....................................      $12.36      $12.73     $11.32     $12.59      $12.22
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ......................................................        3.60%      19.55%     (3.15)%    11.36%       6.91%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) ...............................    $383,395    $349,913   $275,659    $299,976   $156,245
    Operating expenses to average net assets  .........................        0.32%       0.34%      0.35%      0.32%       0.25%
    Net investment income to average net assets  ......................        6.64%       7.01%      7.02%      6.39%       7.16%
    Portfolio turnover (1) ............................................       92.90%     102.88%    141.15%    136.98%     151.74%

----------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.
     (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of (portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $332,786,481 and $293,974,932, respectively.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)



                                                                                           Money Market Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------

                                                                             1996        1995      1994        1993        1992
                                                                             ----        ----      -----       -----       ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period .....................                $10.45      $10.48     $10.49     $10.52      $10.59
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income ...................................                  0.53        0.59       0.40       0.28        0.39
                                                                           ---------   ---------  ---------   --------   ---------
         Total From Investment Operations ...................                  0.53        0.59       0.40       0.28        0.39
                                                                           ---------   ---------  ---------   --------   ---------

  Less Distributions:
  ------------------
    Dividends from net investment income ....................                 (0.54)      (0.62)     (0.41)     (0.31)      (0.46)
                                                                           ---------   ---------  ---------   --------   ---------
         Total Distributions ................................                 (0.54)      (0.62)     (0.41)     (0.31)      (0.46)
                                                                           ---------   ---------  ---------   --------   ---------

----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period ...........................                $10.44      $10.45     $10.48     $10.49      $10.52
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ............................................                  5.01%       5.59%      3.85%      2.90%       3.73%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) .....................              $ 41,637    $ 40,456   $ 39,961    $44,321    $ 55,412
    Operating expenses to average net assets  ...............                  0.43%       0.49%      0.44%      0.38%       0.25%
    Net investment income to average net assets  ............                  4.92%       5.39%      3.76%      2.85%       3.68%
    Portfolio turnover ......................................                   N/A         N/A        N/A        N/A         N/A

----------------------------------------------------------------------------------------------------------------------------------

    Notes:

    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                           Diversified Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------
                                                                             1996        1995       1994       1993       1992
                                                                             -----       -----      -----      -----      -----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period .............................         $15.95      $13.40     $14.41     $13.58     $13.61
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ----------------------
    Net investment income ...........................................           0.55        0.59       0.51       0.46       0.53
    Net realized and unrealized gain (loss) .........................           1.77        3.02      (0.95)      1.58       0.74
                                                                           ---------   ---------  ---------   --------   ---------
         Total From Investment Operations ...........................           2.32        3.61      (0.44)      2.04       1.27
                                                                           ---------   ---------  ---------   --------   ---------

  Less Distributions:
  -------------------
    Dividends from net investment income ............................          (0.53)      (0.58)     (0.50)     (0.54)     (0.55)
    Distributions from net realized capital gains ...................          (1.07)      (0.48)     (0.07)     (0.67)     (0.75)
                                                                           ---------   ---------  ---------   --------   ---------
         Total Distributions ........................................          (1.60)      (1.06)     (0.57)     (1.21)     (1.30)
                                                                           ---------   ---------  ---------   --------   ---------
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period ...................................         $16.67      $15.95     $13.40     $14.41     $13.58
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ....................................................          14.52%      27.03%     (3.06)%    12.75%      9.48%

  Supplemental Data/Significant Ratios:
  -------------------------------------
    Net assets at end of period (000's) .............................     $1,448,841  $1,114,834   $892,826   $743,798   $334,480
    Operating expenses to average net assets  .......................           0.29%       0.31%      0.32%      0.29%      0.25%
    Net investment income to average net assets  ....................           3.38%       3.92%      3.66%      3.16%      3.85%
    Portfolio turnover (1)...........................................          91.07%      79.29%     96.49%     95.84%    114.67%
    Average broker commission rate (2)...............................        $0.0578          --         --         --         --

----------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $1,224,380,985 and $1,081,252,639, respectively.
      (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
    See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)


                                                                                        Aggressive Growth Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------

                                                                            1996        1995       1994        1993       1992
                                                                            -----       -----      -----       -----      ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period ...............................      $25.87      $22.05     $22.54     $19.52      $18.11
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ----------------------
    Net investment income (loss) ......................................       (0.02)      (0.01)      0.05       0.04        0.08
    Net realized and unrealized gain (loss) ...........................        2.01        6.50      (0.48)      5.06        1.77
                                                                           ---------   ---------  ---------   --------   ---------
         Total From Investment Operations .............................        1.99        6.49      (0.43)      5.10        1.85
                                                                           ---------   ---------  ---------   --------   ---------

  Less Distributions:
  -------------------
    Dividends from net investment income ..............................          --          --      (0.05)     (0.06)      (0.10)
    Distributions from net realized capital gains .....................       (0.75)      (2.67)     (0.01)     (2.02)      (0.34)
                                                                           ---------   ---------  ---------   --------   ---------
         Total Distributions ..........................................       (0.75)      (2.67)     (0.06)     (2.08)      (0.44)
                                                                           ---------   ---------  ---------   --------   ---------

----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period .....................................      $27.11      $25.87     $22.05     $22.54      $19.52
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ......................................................        7.72%      29.50%     (1.88)%    22.63%      10.39%

  Supplemental Data/Significant Ratios:
  -------------------------------------
    Net assets at end of period (000's) ...............................  $1,321,849    $958,915   $590,047   $387,949    $129,249
    Operating expenses to average net assets  .........................        0.79%       0.81%      0.82%      0.79%       0.75%
    Net investment income (loss) to average net assets  ...............       (0.11)%     (0.06)%     0.24%      0.18%       0.46%
    Portfolio turnover (1) ............................................      221.23%     255.83%    186.52%    120.82%     100.95%
    Average broker commission rate (2) ................................     $0.0576          --         --         --          --

----------------------------------------------------------------------------------------------------------------------------------

Notes:
Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
 (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $2,668,086,800 and $2,444,822,359, respectively.
 (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                           Stock Index Portfolio
                                                                            ------------------------------------------------------

                                                                                           Year Ended December 31,
                                                                            ------------------------------------------------------

                                                                            1996        1995       1994        1993       1992
                                                                            -----       -----      -----       -----      ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period ...............................      $18.56      $13.87     $14.25      $13.27     $12.76
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income .............................................        0.33        0.32       0.33        0.35       0.36
    Net realized and unrealized gain (loss) ...........................        3.88        4.79      (0.17)       0.98       0.60
                                                                           ---------   ---------  ---------    --------  ---------
         Total From Investment Operations .............................        4.21        5.11       0.16        1.33       0.96
                                                                           ---------   ---------  ---------    --------  ---------

  Less Distributions:
  ------------------
    Dividends from net investment income ..............................       (0.33)      (0.32)     (0.32)      (0.35)     (0.26)
    Distributions from net realized capital gains .....................       (0.21)      (0.10)     (0.22)         --      (0.19)
                                                                           ---------   ---------  ---------    --------  ---------
         Total Distributions ..........................................       (0.54)      (0.42)     (0.54)      (0.35)     (0.45)
                                                                           ---------   ---------  ---------   --------   ---------
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period .....................................      $22.23      $18.56     $13.87      $14.25     $13.27
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ......................................................       22.66%      36.87%      1.18%       9.54%      7.44%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) ...............................  $1,122,297    $635,823   $363,001    $282,700   $144,692
    Operating expenses to average net assets ..........................        0.30%       0.32%      0.33%       0.32%      0.25%
    Net investment income to average net assets  ......................        1.91%       2.22%      2.51%       2.51%      2.74%
    Portfolio turnover (1).............................................       11.48%       6.35%      6.66%      13.99%     17.54%
    Average broker commission rate (2) ................................     $0.0204          --         --          --         --

----------------------------------------------------------------------------------------------------------------------------------

    Notes:

    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $424,005,842 and $98,565,577, respectively.

      (2) Total brokerage commissions paid on purchases and sales of portfolio securites for the period divided by the total number of related shares purchased and sold.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                       International Stock Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------

                                                                            1996        1995       1994        1993       1992
                                                                            -----       -----      -----       -----      -----
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period .................                    $12.29      $12.30     $12.33      $8.63      $9.71
---------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income ...............................                      0.07        0.03       0.08       0.02       0.05
    Net realized and unrealized gain (loss) .............                     (0.28)       0.07       0.54       4.52      (1.04)
                                                                           ---------     -------   --------  ---------   --------
         Total From Investment Operations ...............                     (0.21)       0.10       0.62       4.54      (0.99)
                                                                           ---------     -------   --------  ---------   --------

  Less Distributions:
  ------------------
    Dividends from net investment income ................                        --       (0.04)        --      (0.26)     (0.09)
    Distributions from net realized capital gains .......                     (0.13)      (0.07)     (0.65)     (0.58)        --
                                                                           ---------     -------   --------  ---------   --------
         Total Distributions ............................                     (0.13)      (0.11)     (0.65)     (0.84)     (0.09)
                                                                           ---------     -------   --------  ---------   --------
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period .......................                    $11.95      $12.29     $12.30     $12.33      $8.63
---------------------------------------------------------------------------------------------------------------------------------
    Total Return ........................................                     (1.77)%      0.84%      5.08%     47.76%    (10.21)%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) .................                  $303,826    $297,461   $272,952   $120,781    $18,998
    Net expenses to average net assets (Note 3) .........                      0.97%       1.01%      1.04%      1.14%      0.97%
    Operating expenses to average net assets
         before voluntary expense reimbursements (Note 3)                       N/A         N/A        N/A       1.15%       N/A
    Net investment income to average net assets  ........                      0.56%       0.21%      0.80%      0.15%      0.89%
    Net investment income to average net assets
         before voluntary expense reimbursements (Note 3)                       N/A         N/A        N/A       0.15%       N/A
    Portfolio turnover (1) ..............................                    116.67%      86.24%     65.84%     88.90%     65.09%
    Average broker commission rate (2) ..................                   $0.0037          --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------

   Notes:
   Total return information shown in the Financial Highlights tables does not expenses that apply at the separate account level or to related insurance products.
     Inclusion of these charges would reduce the total return figures for all periods shown.
     (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $418,140,220 and $342,539,121, respectively.
     (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
   See Notes to Financial Statements.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1996
--------------------------------------------------------------------------------
1. Significant Accounting Policies

   The Metropolitan Series Fund, Inc. ("Fund") is registered under the Investment Company Act of 1940 as a diversified open end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
--------------------------------------------------------------------------------
A. Investment Security Valuation: Portfolio securities that are traded on stock exchanges are valued at the last price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. Portfolio securities that are traded in both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. The estimated fair value of equity and debt investments are based on the quoted market price as of December 31, 1996. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained for this purpose. The market values of foreign securities are recorded after translation to U.S. dollars, based on the exchange rate at the end of the period.

   Short-term debt securities in all Portfolios, except the Money Market Portfolio, with sixty days or less remaining to maturity are valued at amortized cost, which approximates fair value. Short-term investments in these Portfolios maturing more than sixty days from the valuation date are valued at fair value based on the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Portfolio securities in the Money Market Portfolio are valued at amortized cost, which approximates fair value.
--------------------------------------------------------------------------------
B. Investment Security Transactions: Security transactions are recorded on the trade date. Securities denominated in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses are determined on the identified cost basis. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses are determined on the identified cost basis. Asset and liability accounts that are denominated in foreigh currencies are adjusted to reflect current exchange rates.
--------------------------------------------------------------------------------
C. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. At December 31, 1996, the Income and International Stock Portfolios had available for federal income tax purposes unused capital loss carryovers of approximately $27,000 and $16,382,000, respectively, which will expire on December 31, 2002 and on December 31, 2004, respectively.
--------------------------------------------------------------------------------
D. Return of Capital Distributions: The fund distributes all of its taxable income, both net realized gains and net investment income, to shareholders. Effective January 1, 1994 the Fund adopted Statement of Position 93-2:
   Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As a result, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

   The Aggressive Growth Portfolio incurred a net investment loss of $1,338,007 during 1996, which has been reclassified to paid-in-capital at December 31, 1996. Currency losses in the International Stock Portfolio incurred during the year of $5,952,403 were reclassified between net investment income, accumulated net realized loss, and paid-in-capital at December 31, 1996.
--------------------------------------------------------------------------------
E. Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy or sell a specific currency for a set price on a future date. The Fund may enter into forward foreign currency exchange contracts to hedge security transactions or holdings denominated in a foreign currency. Should foreign currency exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the forward foreign currency exchange contracts and may realize a loss. The use of forward foreign currency exchange contracts involves the risk of imperfect correlation in movements in the price of the underlying hedged assets and foreign currency exchange rates. During the period that a contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking to market" on a daily basis. A realized gain or loss will be recognized when a contract is completed or canceled.
--------------------------------------------------------------------------------
F. Estimates and Assumptions: The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
2. Restricted and Illiquid Securities

   The Income Portfolio holds five securities, the Diversified Portfolio holds six securities, and the Aggressive Growth Portfolio holds three securities that were purchased in private placement transactions. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. The sale of these securities may involve lengthy negotiations and additional expense. These constraints may affect the security's marketability, and therefore hinder prompt disposal at an acceptable price. The Fund intends to invest no more than 15% of net assets in illiquid and restricted securities, except for the Money Market Portfolio where the restriction is 10% of net assets. Restricted securities (including Rule 144A issues) held at December 31, 1996 are footnoted at the end of each applicable Portfolio's schedule of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1996 - (Continued)
--------------------------------------------------------------------------------
3. Expenses

   The Fund has entered into investment management agreements with Metropolitan Life. For providing investment management services to the Fund, Metropolitan Life receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each of the Portfolios except the Aggressive Growth Portfolio and the International Stock Portfolio; and 0.75% of the average daily net assets of the Aggressive Growth Portfolio and the International Stock Portfolio. The Fund and Metropolitan Life have entered into sub-investment management agreements with State Street Research & Management Company ("State Street Research"), a wholly-owned subsidiary of Metropolitan Life. The agreements provide for the compensation to State Street Research for the management of the Growth, Income, Diversified, and Aggressive Growth Portfolios. The Fund and Metropolitan Life have entered into a separate sub-investment management agreement with GFM International Investors Limited ("GFM"), a subsidiary of Metropolitan Life, for the International Stock Portfolio. This agreement provides for the compensation to GFM for the management of the International Stock Portfolio.

   Prior to May 16, 1993, Metropolitan Life was obligated to pay all expenses of each Portfolio of the Fund other than the investment management fees payable to Metropolitan Life, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Fund, interest and other costs related to borrowings by the Fund, and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto). Since that date, the Fund has been obligated to pay all of its own expenses. However, Metropolitan Life reserves the right, at its sole discretion, to pay all or a portion of the expenses of the Fund or any of its Portfolios, and to terminate such voluntary payment at any time upon notice to the Board of Directors and shareholders of the Fund.
--------------------------------------------------------------------------------
4. Net Unrealized
   Appreciation
   (Depreciation)

   As of December 31, 1996, gross unrealized appreciation and depreciation of investments were as follows:


                                                                                       Aggressive        Stock       International
                                          Growth          Income       Diversified        Growth          Index          Stock
                                         Portfolio       Portfolio      Portfolio        Portfolio      Portfolio      Portfolio
                                      -------------    -------------   -------------   --------------   -----------    ------------
   Gross Unrealized Appreciation...  $  256,290,033    $  3,232,638  $  150,691,907   $  186,857,542   $313,206,359   $ 24,734,407
   Gross Unrealized Depreciation...     (12,541,156)     (3,798,526)    (11,269,313)     (49,995,407)    (9,554,758)   (13,714,213)
                                     --------------    -------------   ------------    -------------    -----------    ------------
   Net Unrealized Appreciation
   (Depreciation) of Investments*..     243,748,877        (565,888) $  139,422,594   $  136,862,235   $303,651,601   $ 11,020,194
                                     ==============    ============  ==============   ==============   ============   ============
   Aggregate Cost of Securities
   (including short-term
   securities).....................  $1,350,148,596    $377,820,831  $1,297,896,601   $1,175,661,535   $824,382,316   $279,266,974
                                     ==============    ============  ==============   ==============   ============   ============

   *Does not include unrealized gains related to foreign currency transactions of $13, $148,389, $269,915, and $18,678 for the Growth, Income, Diversified, and International Stock Portfolios, respectively, (see Note 7.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1996 - (Continued)
--------------------------------------------------------------------------------
5. Capital
   Stock
   Activity

   At December 31, 1996, there were 2,000,000,000 shares of $0.01 par value common stock authorized for the Fund. The shares of common stock are divided into seven series: Growth Portfolio, Income Portfolio, Money Market Portfolio, Diversified Portfolio, Aggressive Growth Portfolio, Stock Index Portfolio, and International Stock Portfolio.

   Transactions in shares were as follows:

                                         For the Year Ended December 31, 1996
   -----------------------------------------------------------------------------------------------------------------
                                                         Money                 Aggressive     Stock     International
                               Growth       Income      Market    Diversified    Growth       Index        Stock
                              Portfolio   Portfolio    Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                             -----------  ----------  ----------  -----------  ----------   -----------  -----------
   Shares Sold. . . . . . ..   8,155,023   3,698,482   1,814,089   10,207,431  11,414,917    16,259,851    3,530,056
   Shares issued in
   reinvestment
   of dividends  . . . . ...   4,909,141   1,951,255     196,231    7,567,236   1,290,947     1,170,618      261,862
                             -----------  ----------  ----------  -----------  ----------   -----------  -----------
             Total . . . ...  13,064,164   5,649,737   2,010,320   17,774,667  12,705,864    17,430,469    3,791,918
   Shares redeemed . . . ...    (409,835) (2,111,443) (1,893,767)    (755,150) (1,025,632)   (1,196,783)  (2,578,350)
                             ===========  ==========  ==========  ===========  ==========   ===========  ===========
   Net increase . . . . . ..  12,654,329   3,538,294     116,553   17,019,517  11,680,232    16,233,686    1,213,568
                             ===========  ==========  ==========  ===========  ==========   ===========  ===========
                                         For the Year Ended December 31, 1995
   -----------------------------------------------------------------------------------------------------------------
                                                         Money                 Aggressive     Stock     International
                               Growth       Income      Market    Diversified    Growth       Index        Stock
                              Portfolio   Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                             -----------  ----------  ----------  -----------  ----------   -----------  ------------
   Shares Sold.............    3,995,252   3,424,849   2,020,415    4,105,431    7,831,991   7,780,504    3,922,512
   Shares issued in
   reinvestment
   of dividends...........     1,993,094   1,749,670     215,689    4,396,902    3,482,172     758,045      217,469
                             -----------  ----------  ----------   ----------   ----------  ----------  -----------
             Total........     5,988,346   5,174,519   2,236,104    8,502,333   11,314,163   8,538,549    4,139,981
   Shares redeemed........      (492,914) (2,039,460) (2,175,933)  (5,238,484)    (996,028)   (452,967)  (2,129,704)
                             ===========  ==========  ==========   ==========   ==========  ==========  ===========
   Net increase...........     5,495,432   3,135,059      60,171    3,263,849   10,318,135   8,085,582    2,010,277
                             ===========  ==========  ==========   ==========   ==========  ==========  ===========

--------------------------------------------------------------------------------
6. Dividend
   Distributions

   The Fund distributes, at least annually, substantially all net investment income, if any, of each Portfolio, which will then be reinvested in additional full and fractional shares of the Portfolio. All net realized long-term or short-term capital gains of the Fund, if any, are declared and distributed at least annually to the shareholders of the Portfolio or Portfolios to which such gains are attributable.

--------------------------------------------------------------------------------
7. Foreign
   Currency
   Translations

   The Growth Portfolio had an unrealized translation gain on foreign currency receivables and payables as follows: Net unrealized translation gain:

             Dividend Receivables                                             $16
             Tax Expense Payables                                              (3)
                                                              -------------------

                     Net unrealized translation gain.........                 $13
                                                              ===================

   The fair value of foreign currency contracts is the amount at which they could be settled based on exchange rates obtained from dealers. As of December 31, 1996, the Income Portfolio experienced an unrealized net gain of $145,826 based on the following foreign currency exchange contracts outstanding:

                                                                               Valuation            Unrealized
                                 Expiration               Contract               as of             Appreciation
           Sold                     Date                   Amount             December 31,        (Depreciation)
                                                                                  1996
   --------------------      ------------------       ----------------      ----------------     ----------------
   Australian Dollar              1/24/97                   $1,043,321            $1,044,864              ($1,543)
   Australian Dollar              2/14/97                    2,619,698             2,635,833              (16,135)
   Canadian Dollar                1/24/97                    1,150,421             1,126,489               23,932
   Canadian Dollar                2/14/97                      716,792               695,782               21,010
   Danish Kroner                  1/24/97                    2,762,512             2,744,396               18,116
   Danish Kroner                  2/14/97                    2,698,143             2,641,560               56,583
   European Currency              2/14/97                    2,708,120             2,664,257               43,863
   Unit
                                                      ----------------      ----------------     ----------------
                                                           $13,699,007           $13,553,181             $145,826
                                                      ================      ================     ================
   Net unrealized appreciation..................................................................         $145,826
                                                                                                 ================

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1996 - (Continued)
-------------------------------------------------------------------------------
7. (Continued)
   The Income Portfolio had an unrealized translation gain on foreign currency receivables and payables as follows:

     Net unrealized translation gain:
             Interest Receivables                                     ($3,015)
             Interest Reclaim Receivables                               5,424
             Tax Expense Receivables                                      154
                                                                  -----------
                 Net unrealized translation gain.............          $2,563
                                                                  ===========


   As of December 31, 1996 the Diversified Portfolio experienced an unrealized net gain of $274,050 based on the following foreign currency exchange contracts outstanding:

                                                                             Valuation
                                                                               as of              Unrealized
                                 Expiration             Contract            December 31,         Appreciation
           Sold                     Date                 Amount                 1996            (Depreciation)
   ----------------------    -------------------    -----------------     -----------------    -----------------
   Australian Dollar              1/24/97                 $1,428,120            $1,430,232              $(2,112)
   Australian Dollar              2/14/97                  3,622,729             3,645,521              (22,792)
   Canadian Dollar                1/24/97                  2,598,954             2,545,572               53,382
   Danish Kroner                  2/14/97                  8,076,487             7,889,713              186,774
   European Currency Unit         2/14/97                  3,634,180             3,575,382               58,798
                                                   -----------------     -----------------    -----------------
                                                         $19,360,470           $19,086,420             $274,050
                                                   =================     =================    =================
   Net unrealized appreciation.............................................................            $274,050
                                                                                              =================

The Diversified Portfolio had an unrealized translation loss on foreign currency receivables and payables as follows:

   Net unrealized translation (loss):
      Dividends Receivables                                             $9
      Interest Receivables                                          (4,355)
      Tax Expense Payables                                             211
                                                             -------------
         Net unrealized translation (loss)...............          ($4,135)
                                                             =============

The International Portfolio had an unrealized translation gain on foreign currency receivables and payables as follows:

   Net unrealized translation gain:
      Cash Denominated in  Foreign Currencies                      $37,841
      Pending Spot Foreign Exchange Purchases                        8,334
      Pending Spot Foreign Exchange Sales                          (14,573)
      Dividends Receivables                                          4,473
      Interest Receivables                                          (1,157)
      Tax Reclaim Receivables                                       (1,832)
      Sales Receivable                                             (28,233)
      Purchase Payables                                             13,825
                                                             -------------
         Net unrealized translation gain.................          $18,678
                                                             =============

METROPOLITAN SERIES FUND, INC.

Management's Discussion and Analysis

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND GROWTH PORTFOLIO

The Portfolio finished strong, among the top third of its fund category for the 12-month period. Throughout the year, the manager seeking to achieve consistently competitive returns, reduced the number of holdings of large, growth company stocks. During the fourth quarter, investor interest narrowed to the largest blue chip companies in the stock indices. Value stocks outperformed during that period, before growth made a strong comeback.

John T. Wilson became portfolio manager in December 1996. At year-end, the Portfolio held 64 stocks, continuing to focus on strong corporate leaders across a broad spectrum of businesses. Heaviest investment was in consumer staple products with steady demand and in technology stocks. There was selective focus on energy and entertainment issues. The manager also reduced the median market size of investments to take advantage of better valuations.


    INVESTMENT OBJECTIVE

To seek long-term growth of capital and income and moderate current income.

   UNDERLYING INVESTMENTS

Invests primarily in common stocks believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

                        PORTFOLIO COMPOSITION & TOTAL
                     RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $1.6 billion

                                  COMPOSITION

                             TOP TEN HOLDINGS

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
BankAmerica Corp. ..................................................    3.21%
Citicorp............................................................    2.94%
Schlumberger Ltd. ..................................................    2.93%
General Electric Co. ...............................................    2.50%
Monsanto Co. .......................................................    2.44%
International Business Machines Corp. ..............................    2.42%
COMPAQ Computer Corp. ..............................................    2.18%
Burlington Resources, Inc. .........................................    2.08%
Du Pont (E.I.) de Nemours & Co. ....................................    2.08%
Rohm & Haas Co. ....................................................    2.06%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.
                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the Growth Portfolio and the S&P 500 Index from 12/31/86 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

        1yr.                             5yr.                                                    10yr.
       22.18%                           14.97%                                                   14.77%

          [GRAPH APPEARS HERE INDICATING THE FOLLOWING INFORMATION:]

                               Growth
                               ------
                      PORTFOLIO        INDEX(1)
                      ---------        --------
12/31/86              $ 10,000        $ 10,000
12/31/87                10,719          10,525
12/31/88                11,864          12,268
12/31/89                16,212          16,149
12/31/90                14,834          15,647
12/31/91                19,743          20,403
12/31/92                22,026          21,956
12/31/93                25,198          24,164
12/31/94                24,378          24,481
12/31/95                32,456          33,670
12/31/96                39,654          41,396

The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

METROPOLITAN SERIES FUND, INC.

Management's Discussion and Analysis

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND INCOME PORTFOLIO

The Portfolio performed in the top quintile of its competing funds over the 12-month period. While the investing environment was difficult for bonds throughout the year, the manager held defensive positions that were less sensitive to interest rate changes than the market average. The Portfolio continued to benefit from modest investments in foreign securities and in bonds below investment-grade. However, with more than half of its assets invested in U.S. Treasury bonds, the average quality of all holdings remained high.

At year-end, the economic outlook reflected continuing moderate growth, with inflation behaving well and the Federal Reserve maintaining its policy on short-term interest rates. The manager planned to hold securities that would mirror the market average if interest rates changed.

During 1996, the manager selected the Lehman Brothers Government/Corporate Bond Index as its benchmark for comparing Portfolio performance. He determined that this Index more accurately reflected the risk/return characteristics of fixed income funds against which the Income Portfolio competes. The former benchmark was the Lehman Brothers Aggregate Index, which is also presented below for this transitional year.

    INVESTMENT OBJECTIVE

To achieve the highest possible total return by combining current income with capital gains, consistent with prudent investment risk and preservation of capital.

   UNDERLYING INVESTMENTS

Invests primarily in fixed income, high-quality debt securities.

                        PORTFOLIO COMPOSITION & TOTAL
                     RETURN AS OF DECEMBER 31, 1996

                  NET ASSETS           $383.4 million
                  AVERAGE BOND QUALITY AA+

                             PERFORMANCE SUMMARY

                     Comparison of Change in Value of a
                     $10,000 Investment in the Income
                     Portfolio, Lehman Brothers
                     Aggregate Index and the Lehman
                     Brothers Government/Corporate Bond
                     Index from 12/31/86 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

                     1yr.                      5yr.                                        10yr.
                     3.60%                     7.39%                                       8.40%

          [GRAPH APPEARS HERE INDICATING THE FOLLOWING INFORMATION:]


                        Income
                        ------
              Portfolio        Index(2)       Index(5)
              ---------        --------       --------


12/31/86      $ 10,000          $ 10,000       $ 10,000
12/31/87         9,813            10,276         10,229
12/31/88        10,724            11,086         11,005
12/31/89        12,155            12,697         12,571
12/31/90        13,374            13,834         13,613
12/31/91        15,688            16,048         15,808
12/31/92        16,773            17,236         17,006
12/31/93        18,679            18,916         18,882
12/31/94        18,091            18,365         18,220
12/31/95        21,628            21,757         21,726
12/31/96        22,407            22,547         22,356


Index:
(2)  Lehman Brothers Aggregate Index
(5)  Lehman Gov't/Corp Bond


                     The above graph does not include
                     withdrawal or surrender charges and
                     Separate Account expenses (general
                     administrative expenses and
                     mortality and expense risk charges
                     or cost of insurance charges). If
                     performance information included
                     the effect of these additional
                     charges, performance would have
                     been lower. Past performance is no
                     guarantee of future results.
                     Principal value and investment
                     return will vary and you may have a
                     gain or loss when you withdraw your
                     money.

METROPOLITAN SERIES FUND, INC.

Management's Discussion and Analysis

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND MONEY MARKET PORTFOLIO

The Federal Reserve's fund's target for the second half of 1996 stayed firmly at 5.25%. Investments in the short end of the yield curve could hardly earn more than that, even before expenses were levied against these types of investments. Short rates did inch another quarter point higher in the last month of the year, which is a typical year-end response. Even then, the expected rise never materialized to the same extent as former years.

In short, money market mutual fund returns were uneventful. However, despite low market returns, the Portfolio yielded a rate of return that was 2% higher than the rate of inflation.

The steadiness of low inflation and the stability of Federal Reserve's funds, the very factors causing the equity markets to explode and the bond market to vacillate in disbelief, suggest the course of short rates going forward. In 1997 short-term investments should remain quite steady as forces that may cause rates to rise, such as a growing economy, will be offset by forces that may cause the rates to decline, such as lowering inflation expectations.

    INVESTMENT OBJECTIVE

To achieve the highest possible current income consistent with preservation of capital and maintenance of liquidity.

   UNDERLYING INVESTMENTS

Invests primarily in short-term money market instruments.

                        PORTFOLIO COMPOSITION & TOTAL
                     RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $41.6 million

                             PERFORMANCE SUMMARY

                     Comparison of Change in Value of a
                     $10,000 Investment in the Money
                     Market Portfolio and the IBC's
                     Money Fund Report Averages(TM)/All
                     Taxable 30 Day* from 12/31/86 to
                     12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

                     1yr.                      5yr.                                        10yr.
                     5.01%                     4.21%                                       5.83%

          [GRAPH APPEARS HERE INDICATING THE FOLLOWING INFORMATION:]

                       Money Market
                       ------------
                Portfolio       Index(3)
                ---------       ---------
12/31/86        $ 10,000        $  10,000
12/31/87        $ 10,622        $  10,612
12/31/88        $ 11,424        $  11,367
12/31/89        $ 12,484        $  12,375
12/31/90        $ 13,512        $  13,342
12/31/91        $ 14,336        $  14,104
12/31/92        $ 14,870        $  14,578
12/31/93        $ 15,302        $  14,972
12/31/94        $ 15,891        $  15,503
12/31/95        $ 16,779        $  16,353
12/31/96        $ 17,620        $  17,164

Index:
(3)  IBC's Money Portfolio



                     The above graph does not include
                     withdrawal or surrender charges and
                     Separate Account expenses (general
                     administrative expenses and
                     mortality and expense risk charges
                     or cost of insurance charges). If
                     performance information included
                     the effect of these additional
                     charges, performance would have
                     been lower. Past performance is no
                     guarantee of future results.
                     Principal value and investment
                     return will vary and you may have a
                     gain or loss when you withdraw your
                     money. The Money Market Portfolio
                     is not insured or guaranteed by the
-------              U.S. government.
*Source: IBC's Money Fund Report

METROPOLITAN SERIES FUND, INC.

Management's Discussion and Analysis

-------------------------------------------------------------------------------

METROPOLITAN SERIES FUND DIVERSIFIED PORTFOLIO

The Portfolio performed well, completing its 10th year and finishing in the top quartile of its fund category for the 12-month period. At year-end, there were 153 total securities, excluding short-term instruments. Stocks remained close to the allocation guideline at 61% of assets and outperformed the bond segment despite volatile markets. The manager expanded holdings to companies demonstrating consistent profitability, strong market leadership and above-average earnings potential. John T. Wilson took over as stock portfolio manager in December 1996.

For most of the year, the bond manager had invested defensively against rising interest rates. Near year-end, he positioned the income segment to mirror the market average if interest rates changed. The Portfolio continued to benefit from modest investments in foreign securities and in bonds below investment-grade. However, with more than half of the bond holdings in U.S. Treasuries, average quality remained high.

During 1996, the bond manager selected the Lehman Brothers Government/Corporate Bond Index as its benchmark for comparing fixed income performance in the Portfolio. He determined that this Index more accurately reflected the risk/return characteristics of fixed income funds against which the Diversified Portfolio competes. The former benchmark was the Lehman Brothers Aggregate Index, which is also presented below for this transitional year.




    INVESTMENT OBJECTIVE

To achieve a high total return while attempting to limit investment risk and preserve capital.

   UNDERLYING INVESTMENTS

Invests in equity securities, fixed income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company.

                        PORTFOLIO COMPOSITION & TOTAL
                     RETURN AS OF DECEMBER 31, 1996

                  NET ASSETS           $1.4 billion
                  AVERAGE BOND QUALITY AA+

                                  COMPOSITION

                         TOP TEN EQUITY HOLDINGS


                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
BankAmerica Corp. ..................................................    1.98%
Schlumberger Ltd. ..................................................    1.81%
Citicorp............................................................    1.80%
General Electric Co. ...............................................    1.53%
Monsanto Co. .......................................................    1.50%
International Business Machines Corp. ..............................    1.49%
COMPAQ Computer Corp. ..............................................    1.34%
Burlington Resources, Inc. .........................................    1.28%
Du Pont (E.I.) de Nemours & Co. ....................................    1.28%
Rohm & Haas Co. ....................................................    1.27%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.

                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the Diversified Portfolio and the S&P 500 Index, Lehman Brothers Government/Corporate Bond Index and Lehman Brothers Aggregate Index from 12/31/86 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

        1yr.                           5yr.                                                Inception
       14.52%                         12.14%                                                11.72%

          [GRAPH APPEARS HERE INDICATING THE FOLLOWING INFORMATION:]



                                      Diversified
                                      -----------
               Portfolio        Index(1)        Index(2)       Index(5)
               ---------        --------        --------       --------

12/31/86      $ 10,000        $ 10,000        $ 10,000        $ 10,000
12/31/87        10,363          10,525          10,276          10,229
12/31/88        11,322          12,268          11,086          11,005
12/31/89        13,785          16,149          12,697          12,571
12/31/90        13,785          15,647          13,834          13,613
12/31/91        17,209          20,403          16,048          15,808
12/31/92        18,841          21,956          17,236          17,006
12/31/93        21,243          24,164          18,916          18,882
12/31/94        20,593          24,481          18,365          18,220
12/31/95        26,159          33,670          21,757          21,726
12/31/96        29,956          41,396          22,547          22,356

Index:
(1)  S&P 500 Index
(2)  Lehman Brothers Aggregate Index
(5)  Lehman Gov't/Corp Bond

The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

METROPOLITAN SERIES FUND, INC.

Management's Discussion and Analysis

-------------------------------------------------------------------------------

METROPOLITAN SERIES FUND AGGRESSIVE GROWTH PORTFOLIO

The stock market in 1996 was risk-averse, favoring large company, blue-chip stocks at the expense of small and medium-capitalization growth issues. A dramatic flight to those large stock market leaders took place in the fourth quarter. This narrow investment focus hurt many Portfolio holdings that customarily were attractive growth stocks selected by a bottom-up valuation in the manager's consistent investment process and style.

At year-end, the Portfolio held 148 stocks. Investment focus remained on specialty retail, hotel and restaurant, and technology stocks emphasizing products and services that help improve productivity. Consumer staples such as business services, energy and finance were other important areas of investment.

The manager kept the Portfolio positioned for maximum capital appreciation when market investment broadens. He anticipated continued positive economic growth with low inflation in 1997.

    INVESTMENT OBJECTIVE

To achieve maximum capital appreciation.

   UNDERLYING INVESTMENTS

Invests primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

                        PORTFOLIO COMPOSITION & TOTAL
                     RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $1.3 billion

                                  COMPOSITION


                         TOP TEN EQUITY HOLDINGS

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
HFS, Inc. ..........................................................    4.84%
Republic Industries, Inc. ..........................................    3.30%
Gucci Group NV......................................................    2.90%
Beneficial Corp. ...................................................    2.65%
Sanmina Holdings, Inc. .............................................    2.55%
Extended Stay America, Inc. ........................................    2.30%
Chase Manhattan Corp. ..............................................    1.98%
Philip Morris Cos., Inc. ...........................................    1.89%
Global Marine, Inc. ................................................    1.78%
Lucent Technologies, Inc. ..........................................    1.72%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.
                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the Aggressive Growth Portfolio and the S&P 500 Index from 4/29/88 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

       1yr.                            5yr.                                                  Inception
       7.72%                          13.13%                                                  16.65%


          [GRAPH APPEARS HERE INDICATING THE FOLLOWING INFORMATION:]


                    Aggressive Growth
                    -----------------
               Portfolio       Index(1)
               ---------       --------

04/29/88      $ 10,000        $ 10,000
12/31/88        10,521          10,910
12/31/89        13,776          14,360
12/31/90        12,351          13,914
12/31/91        20,553          18,144
12/31/92        22,688          19,524
12/31/93        27,822          21,488
12/31/94        27,298          21,770
12/31/95        35,350          29,941
12/31/96        38,081          36,811


Index:
(1)  S&P 500 Index

The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

METROPOLITAN SERIES FUND, INC.

Management's Discussion and Analysis

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND STOCK INDEX PORTFOLIO

In 1996 stocks in the S&P 500 Index were up strongly. This followed good gains in 1995, giving the S&P 500 its best two year period since 1954-55. U.S. stocks have benefited from a multiyear period of full employment, low inflation and an absence of significant economic downturns. Economic growth, productivity improvements and restructuring benefits have led to a doubling of profits since 1991 for companies in the S&P 500 Index. Investors have been willing to pay more for a given level of earnings because they have more optimistic views of future economic stability, inflation and interest rates.

The Portfolio continued to follow its strategy of investing virtually all its assets in stocks of companies in the S&P 500 Index. The Portfolio owns most of the stocks in the Index and uses a computerized stock selection procedure in order to achieve returns close to those of the S&P 500 Index.

    INVESTMENT OBJECTIVE

To equal the performance of the Standard & Poor's 500 Composite Stock Price Index (adjusted to assume reinvestment of dividends).

   UNDERLYING INVESTMENTS

Invests in the common stocks of companies that are included in the S&P 500
Index.

                        PORTFOLIO COMPOSITION & TOTAL
                     RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $1.1 billion

                               COMPOSITION

                         TOP TEN EQUITY HOLDINGS

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
General Electric Co. ...............................................    2.87%
Coca-Cola Co. ......................................................    2.30%
Exxon Corp. ........................................................    2.15%
Intel Corp. ........................................................    1.89%
Microsoft Corp. ....................................................    1.73%
Philip Morris Cos., Inc. ...........................................    1.66%
Royal Dutch Petroleum Co. ..........................................    1.66%
Merck & Co., Inc. ..................................................    1.65%
International Business Machines Corp. ..............................    1.39%
Procter & Gamble Co. ...............................................    1.29%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.

                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the Stock Index Portfolio and the S&P 500 Index from 5/1/90 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

        1yr.                           5yr.                                                Inception
       22.66%                         14.86%                                                15.68%

          [GRAPH APPEARS HERE INDICATING THE FOLLOWING INFORMATION:]


                            Stock Index
                            -----------
                       Portfolio       Index(1)
                       ---------       --------

05/01/90              $ 10,000        $ 10,000
12/31/90                10,195          10,245
12/31/91                13,229          13,359
12/31/92                14,213          14,376
12/31/93                15,569          15,821
12/31/94                15,753          16,029
12/31/95                21,561          22,046
12/31/96                26,447          27,104

Index:

(1) S&P 500 Index.

The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

METROPOLITAN SERIES FUND, INC.

Management's Discussion and Analysis

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND INTERNATIONAL STOCK PORTFOLIO

Although performance improved markedly in the final quarter, the Portfolio finished last among its peer group for the 12-month period. The Japanese economy continued to struggle, and despite some selective profits and restructured holdings, the Portfolio's investments there generally met with depressed results. Steady strengthening of the U.S. dollar against the yen, the German mark and other currencies throughout the year also reduced local market returns. (The Portfolio is valued in dollars.) United Kingdom stocks were a positive exception, but underweighted because of political concerns and the effect of the sterling's strength on multinational company profits.

Ian Vose, Chief Executive Officer of the Portfolio's sub-adviser, took over portfolio management early in 1996. At year-end, the manager anticipated moderate growth with no significant inflationary pressures, based on fiscal policies in continental Europe and Japan. Investment strategy emphasized Europe, Southeast Asia and Australia as opportune regions.

         INVESTMENT
    OBJECTIVE/UNDERLYING
         INVESTMENTS

To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

                        PORTFOLIO COMPOSITION & TOTAL
                     RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $303.8 million

                                  COMPOSITION

                         TOP TEN EQUITY HOLDINGS

       (BASED ON THE LOCATION OF THE COMPANY'S PRINCIPAL OPERATION)

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
Nomura Securities (Japan)...........................................    1.86%
Mitsubishi Estate (Japan)...........................................    1.75%
Bank of Ireland (Ireland)...........................................    1.61%
Sony Corp. (Japan)..................................................    1.58%
Canon, Inc. (Japan).................................................    1.52%
British Petroleum Co. (United Kingdom)..............................    1.52%
Royal Dutch Petroleum (Netherlands).................................    1.39%
Daimler-Benz AG (Germany)...........................................    1.36%
TDK Corp. (Japan)...................................................    1.28%
Novartis AG (Switzerland)...........................................    1.26%

          ASSET ALLOCATION BY COUNTRY AND GEOGRAPHY ON 12/31/96
                     BASED ON MARKET VALUE OF INVESTMENTS

          [PIE CHART APPEARS HERE SHOWING THE FOLLOWING PERCENTAGES:]


Japan.........................................  28.3%
United Kingdom................................  12.0%
France........................................   8.5%
Germany.......................................   8.0%
Netherlands...................................   5.5%
Hong Kong.....................................   5.1%
Australia.....................................   4.1%
Switzerland...................................   3.4%
Spain.........................................   3.3%
Italy.........................................   2.6%
Other Europe..................................   8.5%
Other Asia/Pacific............................   8.5%
Other Mid-East/Africa/Latin America...........   2.2%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or countries listed.
                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the International Stock Portfolio and the Morgan Stanley EAFE Index from 5/1/91 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

         1yr.                           5yr.                                                Inception
        (1.77%)                         6.67%                                                 5.56%

          [GRAPH APPEARS HERE INDICATING THE FOLLOWING INFORMATION:]


                                  International Stock
                                  --------------------

                                 PORTFOLIO       INDEX(4)
                                 ---------       --------
        05/01/91                $ 10,000        $ 10,000
        12/31/91                   9,845          10,335
        12/31/92                   8,840           9,077
        12/31/93                  13,062          12,033
        12/31/94                  13,725          12,969
        12/31/95                  13,841          14,422
        12/31/96                  13,596          15,294


Index:
(4)  Morgan Stanley EAFE

The Average Annual Total Returns were not materially affected by Metropolitan Life Insurance Company's subsidy of certain expenses for part of 1993, and did not produce return figures different from those displayed. The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                         METROPOLITAN SERIES FUND, INC.

                             ---------------------

                         Principal Office of the Fund
                               1 Madison Avenue
                           New York, New York 10010
                                (212) 578-2674

                             ---------------------

                              Investment Manager
                     Metropolitan Life Insurance Company
                               1 Madison Avenue
                           New York, New York 10010
                         (Principal Business Address)
                                (212) 578-5364

                           Sub-Investment Managers
                           State Street Research &
                             Management Company
                             One Financial Center
                         Boston, Massachusetts 02111
                         (Principal Business Address)

                     GFM International Investors Limited
                           5 Upper St. Martins Lane
                           London, England WC2H 9EA
                              (Mailing Address)

                        Loomis, Sayles & Company, L.P.
                             One Financial Center
                         Boston, Massachusetts 02111
                         (Principal Business Address)

                          Janus Capital Corporation
                             100 Fillmore Street
                         Denver, Colorado 80206-4923
                        (Principal Executive Offices)

                        T. Rowe Price Associates, Inc.
                            100 East Pratt Street
                          Baltimore, Maryland 21202
                         (Principal Business Address)

                        Scudder, Stevens & Clark, Inc.
                                 Park Avenue
                           New York, New York 10154
                        (Principal Executive Offices)

                          Custodian and Transfer Agent
                     State Street Bank and Trust Company
                             225 Franklin Street
                         Boston, Massachusetts 02110
                         (Principal Business Address)

 NO DEALER, SALESMAN, OR OTHER PERSON HAS
BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO
MAKE ANY REPRESENTATIONS, OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS, IN CONNECTION
WITH THE OFFER MADE BY THIS PROSPECTUS, AND,
IF GIVEN OR MADE, SUCH OTHER INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS
HAVING BEEN AUTHORIZED BY THE FUND, METRO-
POLITAN LIFE, STATE STREET RESEARCH, GFM,
METROPOLITAN TOWER, LOOMIS SAYLES, T. ROWE
PRICE, JANUS OR SCUDDER. THIS PROSPECTUS
DOES NOT CONSTITUTE AN OFFERING IN ANY STATE
IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


  (A) FINANCIAL STATEMENTS:
     Included in Prospectus:

            Financial Highlights for the Period June 24, 1984 to December 31,
               1996

     Included in Part B:
            INDEPENDENT AUDITORS' REPORT

            Schedule of Investments as of December 31, 1996--State Street
               Research Growth Portfolio

            Schedule of Investments as of December 31, 1996--State Street
               Research Income Portfolio

            Schedule of Investments as of December 31, 1996--MetLife Money
               Market Portfolio

            Schedule of Investments as of December 31, 1996--Discretionary
               (now known as State Street Research Diversified) Portfolio

            Schedule of Investments as of December 31, 1996--State Street
               Research Aggressive Growth Portfolio

            Schedule of Investments as of December 31, 1996--MetLife Stock
               Index Portfolio

            Schedule of Investments as of December 31, 1996--GFM International
               Stock Portfolio

            Statements of Assets and Liabilities, December 31, 1996

            Statements of Operations for the year ended December 31, 1996

            Statements of Changes in Net Assets for the year ended December
               31, 1996 and the year ended December 31, 1995

            Financial Highlights for the Period January 1, 1989 to December
               31, 1996

            NOTES TO FINANCIAL STATEMENTS

            MANAGEMENT'S DISCUSSION AND ANALYSIS
  (B) EXHIBITS:

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
  1.     --Articles of Incorporation of Registrant, as amended May 23, 1983*
  1(b).  --Articles Supplementary of Registrant*
  1(c).  --Articles Supplementary of Registrant*
  1(d).  --Articles Supplementary of Registrant*
  1(e).  --Articles Supplementary of Registrant*
  1(f).  --Articles Supplementary of Registrant*
  1(g).  --Articles Supplementary of Registrant*
  1(h).  --Articles Supplementary of Registrant+++
  2.     --By-Laws of Registrant, as amended January 27, 1988*
  3.     --None
  4.     --Specimen certificates for shares of common stock of Registrant*
  5(a).  --Investment Management Agreements, as amended, relating to State
          Street Research Growth, State Street Research Income, MetLife Money
          Market, State Street Research Diversified, State Street Research Ag-
          gressive Growth, MetLife Stock Index and GFM International Stock
          Portfolios*
  5(b).  -- Investment Management Agreements relating to Loomis Sayles High
          Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder
          Global Equity Portfolios+
  5(c).  --Sub-Investment Management Agreements relating to State Street Re-
          search Growth, State Street Research Income and State Street Research
          Diversified Portfolios*
  5(d).  --Sub-Investment Management Agreement relating to State Street Re-
          search Aggressive Growth Portfolio*
  5(e).  --Sub-Investment Management Agreement relating to GFM International
          Stock Portfolio*

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
  5(f).  --Amended Sub-Investment Management Agreement relating to GFM Interna-
          tional Stock Portfolio*
  5(g)   --Sub-Investment Management Agreements relating to Loomis Sayles High
          Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder
          Global
          Equity Portfolios.+
  6(a).  --Distribution Agreement*
  6(b).  --Addendum to Distribution Agreement*
  6(c).  --Second Addendum to Distribution Agreement*
  7.     --None
  8(a).  --Custodian Agreement with State Street Bank & Trust Company*
  8(b).  --Revised schedule of remuneration*
  8(c).  --Amendment to Custodian Agreement*
  8(d).  --Amendments to Custodian Agreement*
  9(a).  --Transfer Agency Agreement*
  9(b).  --Agreement relating to the use of the "Metropolitan" name and service marks*
 10(a).  --Opinion and Consent of Counsel with respect to the shares of the
          State Street Research Growth, State Street Research Income and
          MetLife Money Market Portfolios*
 10(b).  --Opinion and Consent of Counsel with respect to the shares of the
          State Street Research Diversified and GNMA Portfolios*
 10(c).  --Opinion and Consent of Counsel with respect to the shares of the
          State Street Research Aggressive Growth and Equity Income Portfolios*
 10(d).  --Opinion and Consent of Counsel with respect to the shares of the
          MetLife Stock Index Portfolio*
 10(e).  --Opinion and Consent of Counsel with respect to the shares of the GFM
          International Stock Portfolio*
 10(f).  --Opinion and Consent of Counsel with respect to the shares of the
          Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap
          Growth and Scudder Global Equity Portfolios+
 11(a).  --Consent of Independent Public Accountants+
 11(b).  --Consent of Freedman, Levy, Kroll & Simonds*
 12.     --None
 13(a).  --Stock Purchase Agreement*
 13(b).  --Supplementary Stock Purchase Agreement*
 13(c).  --Second Supplementary Stock Purchase Agreement*
 13(d).  --Third Supplementary Stock Purchase Agreement*
 13(e).  --Fourth Supplementary Stock Purchase Agreement*
 13(f).  --Fifth Supplementary Stock Purchase Agreement*
 13(g).  --Sixth Supplementary Stock Purchase Agreement+
 14.     --None
 15.     --None
 16(a).  --Powers of Attorney++
 17.     --Specimen Price Make-Up Sheet+
 27.     --Financial Data Schedule+

--------

  * Incorporated by reference to the filing of Post-Effective Amendment No. 17 to this Registration Statement on April 30, 1996.

  + Filed herewith.

 ++ Powers of Attorney for all signatories except for Messrs. Hodgman, Tweedie and White are incorporated by reference to the filing of Post-Effective Amendment No. 17 to this Registration Statement on April 30, 1996. The Powers of Attorney for Messrs. Hodgman and Tweedie are incorporated by reference to the filing of Post-Effective Amendment No. 16 on April 28, 1995. The Power of Attorney for Mr. White is incorporated by reference to the filing of Post-Effective Amendment No. 18 on December 18, 1996.

+++ Incorporated by reference to the filing of Post Effective Amendment No. 18 on December 18, 1996.

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1996

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1996. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJFinco, Inc. (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

                    (7)  MetLife Capital Funding Corp. II (Delaware)

               ii.  MetLife Capital Financial Corporation (Delaware)

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

               iv.  MetLife Capital International Ltd. (Delaware).

          b.   MetLife Investment Management Corporation (Delaware)

               i. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.
          d. GFM International Investors Limited (United Kingdom). The common stock of GFM International Investors Limited ("GFM") is held by Metropolitan (99.5%) and by the former CEO of GFM (.5%). GFM is a sub-investment manager for the International Stock Portfolio of Metropolitan Series Fund, Inc.

               i.   GFM Investments Limited (United Kingdom)

     5.   SSRM Holdings, Inc. (Delaware)

          a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Energy, Inc. (Massachusetts)
               ii.  State Street Research Investment Services, Inc.
                    (Massachusetts)

               iii. SSRM Management Company (Luxembourg).

          b.   Metric Holdings, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Realty Corp. (Delaware)

                    (1) Metric Realty Services, Inc. (Delaware). Metric Holdings, Inc. and Metric Realty Corp. each hold 50% of the common stock of Metric Realty Services, Inc.

                         (a) Metric Colorado, Inc. (Colorado). Metric Realty Services, Inc. holds 80% of the common stock of Metric Colorado, Inc.
                    (2) Metric AV, Inc.
               iii. Metric Realty (Illinois).  Metric Realty Corp. and Metric
                    Holdings, Inc. each hold 50% of the common stock of Metric Realty.

                    (1)  Metric Capital Corporation (California)
                    (2)  Metric Assignor, Inc. (California)
                    (3)  Metric Institutional Realty Advisors, Inc. (California)
                    (4)  Metric Institutional Realty Advisors, L.P.
                         (California).
                         Metric Realty holds a 99% limited partnership interest and Metric Institutional Realty Advisors, Inc. holds a 1%
                         interest as general partner in Metric Institutional Realty Advisors, L.P.


                    (5) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

               iv.  MetLife Realty Group, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   MetLife HealthCare Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (80%) and by employees of Morguard (20%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

     5.   3309347 Canada, Inc. (Canada)


H. MetLife (UK) Limited (Great Britain). One share held by Metropolitan Tower Corp.

     1.   Albany Life Assurance Company Limited (Great Britain)

          a.   Albany Pension Managers and Trustees Limited (Great Britain)

     2.   Albany Home Loans Limited (Great Britain)
     3.   ACFC Corporate Finance Limited (Great Britain)
     4.   Metropolitan Unit Trust Managers Limited (Great Britain)
     5.   Albany International Assurance Limited (Isle of Man)
     6.   MetLife Group Services Limited (Great Britain)

I. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

J. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

K.   Metropolitan Life Seguros de Vida S.A. (Argentina)

L.   Metropolitan Life Seguros de Retiro S.A. (Argentina).





M.   Met Life Holdings Luxembourg (Luxembourg)

N.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

O.   MetLife International Holdings, Inc. (Delaware)

P.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

Q.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Associates of New York, Inc. (New York)

          b.   Cross & Brown Construction Corp. (New York)

          c.   CBNJ, Inc. (New Jersey)

          d.   SubBrown Corp. (New York)

R.   MetPark Funding, Inc. (Delaware)

S.   2154 Trading Corporation (New York)

T.   Transmountain Land & Livestock Company (Montana)

U.   Met West Agribusiness, Inc. (Delaware)

V.   Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

  W.  MetLife Trust Company, National Association. (United States)
  X.  PESCO Plus, L.C. (Florida). Metropolitan holds a 50% interest in
      PESCO Plus, L.C. and an unaffiliated party holds a 50% interest.
      1. Public Employees Equities Services Company (Florida)
  Y.  Benefit Services Corporation (Georgia)
  Z.  G.A. Holding Corporation (MA)
A.A.  TNE-Y, Inc. (DE)
A.B.  CRH Companies, Inc. (MA)
A.C.  NELRECO Troy, Inc. (MA)
A.D.  TNE Funding Corporation (DE)
A.E.  L/C Development Corporation (CA)
A.F.  Boylston Capital Advisors, Inc. (MA)
      1. New England Portfolio Advisors, Inc. (MA)
A.G. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.H.  DPA Holding Corp. (MA)
A.I.  Lyon/Copley Development Corporation (CA)
A.J.  NEL Partnership Investments I, Inc. (MA)
A.K.  New England Life Mortgage Funding Corporation (MA)
A.L. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.M. Mercadian Funding L.P. ( DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.


A.N.  MetLife New England Holdings, Inc. (DE)
      1. New England Life Insurance Company (MA)
         a. New England Securities Corporation (MA)
         b. Hereford Insurance Agency, Inc. (MA)
         c. Hereford Insurance Agency of Alabama, Inc. (AL)
         d. Hereford Insurance Agency of Minnesota, Inc. (MN)
         e. Newbury Insurance Company, Limited (Bermuda)
         f. TNE Information Services, Inc. (MA)
         g. Exeter Reassurance Company, Ltd. (MA)
         h. Omega Reinsurance Corporation (AZ)
         i. New England Pension and Annuity Company (DE)
         j. TNE Advisers, Inc. (MA)
         k. New England Investment Companies, Inc. (MA)
            1. New England Investment Companies, L.P. (DE) New England
               Investment Companies, Inc. hold a 0.29% general partnership interest in New England Investment Companies, L.P. MetLife New England Holdings, Inc. holds a 54.90% limited partnership interest in New England Investment Companies, L.P.
               a. NEIC Holdings, Inc. (MA)
                  i.    (1) Back Bay Advisors, Inc. (MA)

                        (2) Back Bay Advisors, L.P. (DE)
                            Back Bay Advisors, Inc.
                            holds a 1% general partner
                            interest and NEIC
                            Holdings, Inc. holds a 99%
                            limited partner interest
                            in Back Bay Advisors, L.P.
                  ii.       Reich & Tang Asset Management, Inc. (MA)
                        (1) Reich & Tang Distributors, L.P. (DE)
                            Reich & Tang Asset Management Inc.
                            holds a 1% general interest and
                            Reich & Tang Asset Management, L.P.
                            holds a 99.5% limited partner
                            interest in Reich Tang Distributors, L.P.
                        (2) Reich & Tang Asset Management L.P.
                            Reich & Tang Asset Management, Inc.
                            holds a 0.5% general partner interest and NEIC Holdings, Inc. hold a 99.5% limited partner interest in Reich & Tang
                            Asset Management, L.P.
                        (3) Reich & Tang Services, L.P. (DE)
                            Reich & Tang Asset Management, Inc.
                            holds a 1% general partner interest and
                            Reich & Tang Asset Management, L.P.
                            holds a 99% limited partner interest
                            in Reich & Tang Services, L.P.
                  iii.  Loomis, Sayles & Company, Inc. (MA)
                        (1) Loomis Sayles & Company, L.P. (DE)
                            Loomis Sayles & Company, Inc.
                            holds a 1% general partner interest and
                            Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                            Company, L.P.
                  iv.   Westpeak Investment Advisors, Inc. (MA)
                        (1) Westpeak Investment Advisors, L.P. (DE)
                            Westpeak Investment Advisors, Inc.
                            holds a 1% general partner interest and
                            Reich & Tang holds a 99% limited
                            partner interest in Westpeak Investment
                            Advisors, L.P.
                  v.    VNSM, Inc. (DE)
                        (1) Vaughan, Nelson Scarborough & McConnell, L.P. (DE)
                            VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson Scarborough & McConnell, L.P.
                  vi.   MC Management, Inc. (MA)
                        (1) MC Management, L.P. (DE)
                            MC Management, Inc. holds a 1% general partner interest and Reich & Tang Asset Management,
                            Inc. holds a 99% limited partner interest in MC Management, L.P.
                  vii.  Harris Associates, Inc. (DE)
                        (1) Harris Associates Securities L.P. (DE)
                            Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates Securities, L.P.
                        (2) Harris Associates L.P. (DE)
                            Harris Associates, Inc. holds a 0.33% general partner interest and New England Investment Company, L.P. Inc. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (a) Harris Partners, Inc. (DE)
                              (b) Harris Partners L.L.C. (DE)
                                  Harris Partners, Inc. holds a 1%
                                  membership interest and
                                  Harris Associates L.P. holds a 99%
                                  membership interest in Harris Partners L.L.C.
                                  (i) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                 (ii) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                (iii) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                 (iv) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (v) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
                  viii. Graystone Partners, Inc. (MA)
                        (1) Graystone Partners, L.P. (DE)
                            Graystone Partners, Inc. holds a 1%
                            general partner interest and New England
                            Investment  Company, L.P.
                            holds a 99% limited partner interest in
                            Graystone Partners, L.P.

                  ix.   NEF Corporation (MA)
                        (1) New England Funds, L.P. (DE) NEF Corporation holds a
                            1% general partner interest and New England
                            Investment Company, L.P. holds a 99% limited partner interest in New England Funds, L.P.
                        (2) New England Funds Management, L.P. (DE) NEF
                            Corporation holds a 1% general partner interest and New England Investment Company, L.P. holds a 99% limited partner interest in New England Funds Management, L.P.
         l. Capital Growth Management, L.P. (DE)
            New England Investment Companies, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
         m. AEW Capital Management L.P. (DE)
            New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
            1. AEW Investment Group, Inc. (MA)
               a. BBC Investment Advisors, Inc. (MA)
               b. Copley/Ochard Investors, Inc. (MA)
                  i.    Copley/Ochard Investors, L.P. (DE)
                        Copley/Ochard Investors, Inc.
                        holds a 1% general partner interest in
                        Copley/Ochard Investors, L.P.
               c. AEW Real Estate Advisors, Inc. (MA)
                  i.    AEW Advisors, Inc. (MA)
                        (1)  Copley Management Partnership (MA)
                             Copley Advisors, Inc. holds a 1% general partner interest in Copley Management Partnership.
                        (2)  Coptel Associates L.P. (DE)
                             Copley Advisors, Inc. holds a 1% general partner interest in Coptel Associates L.P.
                        (3)  CIIF Associates (MA)
                             Copley Advisors, Inc. holds a .15% general partner interest in CIIF Associates.
                        (4)  CIIF Associates II Limited Partnership (DE)
                             Copley Advisors, Inc. holds a .15% general partner interest in CIIF Associates II Limited Partnership.
                        (5)  CIIF McInnes Associates (MA)
                             AEW Advisors, Inc. holds a .15% general partnership interest in CIIF McInnes Associates.
                        (6)  CIIF  Oxnard Associates (MA)
                             AEW Advisors, Inc. holds a .15% general partnership in CIIF Oxnard Associates.
                        (7)  CIIF II Crossroads Limited Partnership (DE)
                             AEW Advisors, Inc. holds a 1% general partnership in CIIF II Crossroads Limited Partnership.
                        (8)  CIIF II Tech Center Associates L.P. (DE)
                             AEW Advisors, Inc. holds a 1% general partnership in CIIF II Tech Center Associates L.P.
                        (9)  CIIF II Tech Center, Inc. (MA)
                             AEW Advisors, Inc. holds a 5% interest in CIIF
                               II Tech Center Associates, Inc.
                  ii.   Copley Properties Company, Inc. (MA)
                        (1)  New England Life Pension Properties (MA).
                             Copley Properties Company, Inc. holds a 1% general partner interest in New England Life Pension Properties.
                  iii.  Copley Properties Company II, Inc. (MA)
                        (1)  New England Life Pension Properties II (MA).
                             Copley Properties Company II, Inc. holds a 1% general partner interest in New England Life Pension Properties II.
                  iv.   Copley Properties Company III, Inc. (MA)
                        (1) New England Life Pension Properties III (MA). Copley Properties Company III, Inc. holds a 1% general partner interest in New England Life Pension Properties III.
                  v.    Copley Securities Corporation (MA)
                  vi.   Copley Margarita Associates L.P. (MA)
                        AEW Real Estate Advisors, Inc. holds a 0.001% general
                         partner interest in Copley Margarita Associates L.P.
                  vii.   Fourth Copley Corp. (MA)
                         (1) New England Life Pension Properties IV (MA).
                             Fourth Copley Corp. holds a 1% general partner interest in New England Life Pension Properties IV.
                  viii.  Fifth Copley Corp. (MA)
                         (1) New England Life Pension Properties V (MA).
                             Fifth Copley Corp. holds a 1% general partner interest in New England Life Pension Properties V.
                  ix.    Sixth Copley Corp. (MA)
                         (1) Copley Pension Properties VI (MA).
                             Sixth Copley Corp. holds a 1% general partner interest in Copley Pension Properties VI.
                  x.     Seventh Copley Corp. (MA).
                         (1) Copley Pension Properties VII (MA).
                             Seventh Copley Corp. holds a 1% general partner interest in Copley Pension Properties VII.
                  xi.    Eighth Copley Corp. (MA).
                  xii.   First Income Corp. (MA).
                         (1) Copley Realty Income Partners 1 (MA).
                             First Income Corp. holds a 1% general partner interest in Copley Realty Income Partners 1.
                  xiii.  Second Income Corp. (MA).
                         (1) Copley Realty Income Partners 2 (MA).
                             Second Income Corp. holds a 1% general partner interest in Copley Realty Income Partners 2.
                  xiv.   Third Income Corp. (MA).
                         (1) Copley Realty Income Partners 3 (MA).
                             Third Income Corp. holds a 1% general partner interest in Copley Realty Income Partners 3.
                  xv.    Fourth Income Corp. (MA).
                         (1) Copley Realty Income Partners 4 (MA).
                             Fourth Income Corp. holds a 1% general partner interest in Copley Realty Income Partners 4.
                  xvi.   Third Singleton Corp. (MA).
                         (1) Copley Business Parks Associates L.P. (MA).
                             Third Singleton Corp. holds a 1% general partner interest in Copley Business Parks Associates L.P.
                  xvii.  Fourth Singleton Corp. (MA)
                  xviii. Fifth Singleton Corp. (MA)
                         (1) Copley Regional Centers Associates L.P. (MA).
                             Fifth Singleton Corp. holds a 1% general partner interest in Copley Regional Centers Associates L.P.
                  xix.   Sixth Singleton Corp. (MA).
                         (1) Copley Commerce Centers Associates L.P. (MA).
                             Sixth Singleton Corp. holds a 1% general partner interest in Copley Commerce Centers Associates L.P.
                  xx.    CTR Corp. (MA ).
                  xxi.   New England Investment Associates, Inc. (DE)
                  xxii.  BCOP Associates L.P. (MA)
                         AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
                  xxiii  AEW Real Estate Advisors Limited Partnership.
                         AEW Real Estate Advisors, Inc. holds a 25% general partner interest in AEW Real Estate Advisors, Limited Partnership.
               d. BBC Investment Advisors, Inc. (MA)
                         AEW Investment Group, Inc. holds a 60% general partner interest in BBC Investment Advisors, Inc. and Back Bay Advisors, L.P. holds a 40% limited partner interest.

                         N. AEW Capital Management, Inc. (MA)
                         (i) Copley Management and Advisors, L.P. (DE)
                             AEW Capital Management, Inc. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest in Copley Management and Advisors, L.P.
                             (a) BBC Investment Advisors, L.P. (DE)
                                 Copley Management Advisors, L.P. holds a
                                 59.4% limited partner interest, Back Bay
                                 Advisors, L.P. holda 39.6% limited partner interest and BBC Investment Advisors, Inc. holds a 1% general partner interest in BBC Investment Advisors, L.P.

      2. Copley Public Partners Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest.
      3. AEW Hotel Investment Corporation.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest. Metropolitan Structures owns 100% of the common stock of Cicero/Cermak Corporation, an Illinois corporation.

5) Seguros Genesis, S.A. (Mexico), is a Mexican insurer in which Metropolitan and two of its subsidiaries collectively own a 24.5% interest and have the right to designate 2 of the 9 members of the Board of Directors.

6) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S. A., a subsidiary of Metropolitan in which Metropolitan owns a 50% mt ST, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

7) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

8) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

9) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the voting stock of the following companies: Coating Technologies International, Inc.; Dan River, Inc.; Igloo Holdings, Inc. and its subsidiary, Igloo Products Corp.; Blodgett Holdings, Inc., and its subsidiaries, GS Blodgett Corporation, GS Blodgett International Ltd., GS Blodgett Inc., Pitco Frialator, Inc., Frialator International Limited, Magikitch'n, Inc., and Cloverleaf Properties, Inc.; and Briggs Holdings, Inc., and its subsidiary, Briggs Plumbing Products, Inc.

NOTE:  THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE
----
       JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                NUMBER OF
                                                              RECORD HOLDERS
                                                              AT FEBRUARY 1,
                 TITLE OF CLASS                                    1997
                 --------------                               --------------
      Common stock, par value $0.01 per share................        6

ITEM 27. INDEMNIFICATION.

  (a) Maryland Law and By-Laws.

  The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by
Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

  Notwithstanding the foregoing, Article V of the Registrant's By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  (b) Distribution Agreement.

  Under the distribution agreement between the Registrant and Metropolitan Life, Metropolitan Life agreed to indemnify and hold harmless any officer or director (or any former officer or director) or any controlling person of the Registrant from damages and expenses arising out of actual or alleged misrepresentations or omissions to state material facts on the part of Metropolitan Life or persons for whom it is responsible or the negligence of any such persons in rendering services under the agreement.

  (c) Undertaking.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  (d) Insurance.

  The Registrant's directors are indemnified by Metropolitan Life in the same manner and to the same extent as Metropolitan Life's directors. In addition thereto, Metropolitan Life has purchased an Investment Counselors Errors and Omissions Policy to insure the Registrant's directors and officers.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER.

  Metropolitan Life is a mutual life insurance company which sells insurance policies and annuity contracts. It is authorized to transact business in all states of the United States, the District of Columbia, Puerto Rico and all Provinces of Canada. Its Home Office is located at 1 Madison Avenue, New York, New York 10010 (telephone number 212-578-6130). On December 31, 1995 it had total life insurance in force of approximately $1.6 trillion and total assets under management of approximately $298 billion. Metropolitan Life is the parent of Metropolitan Tower. Metropolitan Life also serves as the investment adviser for certain other advisory clients.

  Set forth below is a list of each director of Metropolitan Life indicating each business, profession, vocation or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

                                                     ORGANIZATION AND PRINCIPAL
         NAME                  POSITION           BUSINESS ADDRESS OF ORGANIZATION
         ----                  --------           --------------------------------
 Curtis H. Barnette... Chairman of the Board    Bethlehem Steel Corporation
                        and Chief Executive      Bethlehem, PA
                        Officer
                       Vice-Chairman and        International Iron and Steel
                        Director                 Institute,
                                                 Brussels, Belgium
                       Chairman                 Pennsylvania Business Roundtable,
                                                 Harrisburg, PA
                       Vice-Chairman and        American Iron and Steel Institute,
                        Director                 Washington, DC
                       Director and former      West Virginia University
                        Chairman                 Foundation,
                                                 Morgantown, WV
                       Trustee                  Lehigh University
                                                 Bethlehem, PA
 Joan Ganz Cooney..... Chairman, Executive Com- Children's Television Workshop,
                        mittee                   New York, NY
                       Director                 Johnson & Johnson,
                                                 New Brunswick, NJ
                       Director (until 1995)    Xerox Corporation, Stamford, CT
                       Director (until 1995)    Chase Manhattan Bank, N.A., New
                                                 York, NY
                       Trustee                  National Child Labor Committee, New
                                                 York, NY
                       Director (until 1995)    Chase Manhattan Corporation, New
                                                 York, NY
                       Trustee                  Children's Television Workshop,
                                                 New York, NY
                       Trustee                  WNET/13, New York, NY
 Burton A. Dole, Jr. . Chairman of the Board    Nellcor Puritan Bennett,
                                                 Pleasanton, CA
                       Director                 Anesthesia Patient Safety
                                                 Foundation
                       Director                 Health Industries Manufacturer's
                                                 Association

                                                   ORGANIZATION AND PRINCIPAL
        NAME                POSITION            BUSINESS ADDRESS OF ORGANIZATION
        ----                --------            --------------------------------
 Gerald Clark...... Director, Senior Execu-  Metropolitan Life Insurance Company,
                     tive Vice-President and  New York, NY
                     Chief Investment Offi-
                     cer since 1/97; prior
                     thereto Senior Execu-
                     tive Vice-President and
                     Chief Investment
                     Officer
                    Director/Officer         Certain wholly-owned subsidiaries of
                                              Metropolitan Life Insurance Company
 James R. Houghton. Retired Director, Chair- Corning Incorporated, Corning, NY
                     man of the Board and
                     Chief Executive Officer
                     (until 4/96)
                    Director                 Dow Corning Corporation, Midland, MI
                    Director                 J.P. Morgan & Co., Inc., New York, NY
                    Director                 Morgan Guaranty Trust Co., New York,
                                              NY
                    Director                 Exxon Corp., Dallas, TX
 Harry Paul Kamen.. Chairman of the Board,   Metropolitan Life Insurance Company,
                     President and Chief      New York, NY
                     Executive Officer,
                     since 12/95; prior
                     thereto, Chairman of
                     the Board and Chief
                     Executive Officer
                    Director                 Bethlehem Steel Corporation,
                                              Bethlehem, PA
                    Director/Officer         Certain wholly-owned subsidiaries of
                                              Metropolitan Life Insurance Company,
                                              New York, NY
                    Director                 Banco Santander, Madrid, Spain
                    Director and Treasurer   New York City Partnership, New York,
                                              NY
                    Member of the Board      New York Chamber of Commerce and
                                              Industry, New York, NY
                    Director                 American Council of Life Insurance,
                                              Washington, DC
                    Director (until 1995)    The MetraHealth Companies, Inc.
                                              McLean, VA
                    Director                 ACLI Life, Washington, DC
                    Director                 Health Medical Research Fund,
                                              New York, NY
 Helene L. Kaplan.. Counsel                  Skadden, Arps, Slate, Meagher & Flom,
                                              New York, NY
                    Director                 Chemical Banking Corporation,
                                              New York, NY
                    Director                 Chemical Bank, New York, NY
                    Director                 May Department Stores Co., New York,
                                              NY
                    Chairman, Board of       Barnard College, New York, NY
                     Trustees
                    Director (until 1994)    MITRE Corp., Bedford, MA
                    Director                 Mobil Corp., New York, NY
                    Director                 NYNEX Corporation, New York, NY
                    Director                 Council on Foreign Relations,
                                              Washington, DC

                                                     ORGANIZATION AND PRINCIPAL
         NAME                  POSITION           BUSINESS ADDRESS OF ORGANIZATION
         ----                  --------           --------------------------------
 Charles M. Leighton.. Chairman and Chief       CML Group, Inc., Acton, MA
                        Executive Officer
                       Director                 CML Group, Inc., New England
                                                 Investment Companies
 Richard J. Mahoney... Chairman of the          Monsanto Company, St. Louis, MO
                        Executive Committee and
                        Director since 4/95;
                        prior thereto, Retired
                        Chairman of the Board
                        and Chief Executive
                        Officer; prior thereto,
                        Chairman of the Board
                        and Chief Executive
                        Officer
                       Director (until 1995)    G. D. Searle & Co., Skokie, IL
                       Director (until 1995)    U.S.--U.S.S.R. Business Council,
                                                 New York, NY
                       Director (until 1995)    The NutraSweet Co., Skokie, IL
                       Director                 Union Pacific Corporation,
                                                 Bethlehem, PA
 Allen E. Murray...... Retired Chairman of the  Mobil Corporation, New York, NY
                        Board, Director and
                        Chief Executive Offi-
                        cer, since 3/94; prior
                        thereto, Chairman of
                        the Board and Chief
                        Executive Officer
                       Director                 Morgan Stanley Group Inc., New York
                                                 NY
                       Director                 Minnesota Mining and Manufacturing
                                                 Co.,
                                                 St. Paul, MN
                       Director (until 3/94)    Mobil Oil Corporation, New York, NY
                       Director                 American Petroleum Institute,
                                                 Washington, DC
                       Director                 Lockheed Martin Corporation,
                                                 Bethesda, MD
 John J. Phelan, Jr... Retired Chairman and     New York Stock Exchange, Inc.,
                        Chief Executive Officer  New York, NY
                       Director                 Eastman Kodak Co., Rochester, NY
                       Director                 Merrill Lynch & Co., Inc., New
                                                 York, NY
                       Director                 SONAT, Inc., Birmingham, AL
 John B.M. Place...... Former Chairman of the   Crocker National Corporation,
                        Board                    San Francisco, CA
                       Director (until 3/96)    Pacific Gas and Electric Company,
                                                 San Francisco, CA
                       Director (until 3/96)    Pacific Gas and Electric
                                                 Enterprises, San Francisco, CA
                       Trustee                  University of Santa Clara, Santa
                                                 Clara, CA
                       Trustee                  World Affairs Council of Northern
                                                 California, San Francisco, CA

                                                    ORGANIZATION AND PRINCIPAL
         NAME                 POSITION           BUSINESS ADDRESS OF ORGANIZATION
         ----                 --------           --------------------------------
 Hugh B. Price....... President and Chief      National Urban League, Inc., New
                       Executive Officer        York, NY
                      Director                 Cooper Union, New York, NY
                      Director                 NYNEX, New York, NY
                      Director                 The Urban Institute, New York, NY
 Robert G. Schwartz.. Retired Chairman of the  Metropolitan Life Insurance Company,
                       Board, President and     New York, NY
                       Chief Executive Officer
                      Director                 Lowe's Companies, Inc., North
                                                Wilkesboro, NC
                      Director                 Potlatch Corporation, San Francisco,
                                                CA
                      Director                 ComSat Corporation, Washington, DC
                      Director                 ComSat Entertainment Group, Inc.,
                                                Washington, DC
                      Director                 Mobil Corporation, New York, NY
                      Trustee                  Committee for Economic Development,
                                                Washington, DC
                      Director                 Consolidated Edison Company of New
                                                York, Inc., New York, NY
                      Director                 CS--First Boston, Inc., New York, NY
                      Director                 The Reader's Digest Association,
                                                Inc., Pleasantville, NY
                      Director                 Lone Star Industries, Inc.,
                                                Stamford, CT
 Ruth Simmons........ President, since 6/95    Smith College, Northampton, MA
                      Vice President (until    Princeton University, Princeton, NJ
                       5/95)
                      Trustee                  Institute for Advanced Study
                      Trustee                  The Woodrow Wilson National
                                                Fellowship
 William S. Sneath... Retired Chairman of the  Union Carbide Corporation,
                       Board                    Riverside, CT
                      Director (until 1994)    Tesoro Petroleum Corp., San Antonio,
                                                TX
                      Director                 Rockwell International Corp.,
                                                Pittsburgh, PA
                      Director                 Union Carbide Corporation,
                                                Riverside, CT

  Set forth below is a list of certain principal officers of Metropolitan Life and officers of Metropolitan Life who may be considered to be involved in Metropolitan Life's investment advisory activities. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

           NAME OF OFFICER                            POSITION
           ---------------                            --------
   Harry P. Kamen.................. Chairman of the Board, President
                                     and Chief Executive Officer
   Gerald Clark.................... Senior Executive Vice-President
                                     and Chief Investment Officer
   Stewart G. Nagler............... Senior Executive Vice-President
                                     and Chief Financial Officer
   Gary A. Beller.................. Executive Vice-President and General Counsel
   Robert H. Benmosche............. Executive Vice-President
   C. Robert Henrikson............. Executive Vice-President
   Jeffrey J. Hodgman.............. Executive Vice-President
   David A. Levene................. Executive Vice-President
   John D. Moynahan, Jr. .......... Executive Vice-President
   Catherine A. Rein............... Executive Vice-President
   William J. Toppeta.............. Executive Vice-President
   John H. Tweedie................. Executive Vice-President
   Richard M. Blackwell............ Senior Vice-President
   James B. Digney................. Senior Vice-President
   William T. Friedewald, M.D. .... Senior Vice-President
   Ira Friedman.................... Senior Vice-President
   Frederick P. Hauser............. Senior Vice-President & Controller
   Anne E. Hayden.................. Senior Vice-President
   Sibyl C. Jacobson............... Senior Vice-President
   Joseph W. Jordan................ Senior Vice-President
   Nicholas D. Latrenta............ Senior Vice-President
   Leland C. Launer, Jr. .......... Senior Vice-President
   Terence I. Lennon............... Senior Vice-President
   James L. Lipscomb............... Senior Vice-President
   James M. Logan.................. Senior Vice-President
   Francis P. Lynch................ Senior Vice-President
   Dominick A. Prezzano............ Senior Vice-President
   Joseph A. Reali................. Senior Vice-President
   Vincent P. Reusing.............. Senior Vice-President
   Felix Schirripa................. Senior Vice-President
   Robert E. Sollmann, Jr. ........ Senior Vice-President
   Thomas L. Stapleton............. Senior Vice-President & Tax Director
   James F. Stenson................ Senior Vice-President
   Stanley J. Talbi................ Senior Vice-President
   Richard R. Tartre............... Senior Vice-President
   Arthur G. Typermass............. Senior Vice-President & Treasurer
   James A. Valentino.............. Senior Vice-President
   Judy E. Weiss................... Senior Vice-President & Chief Actuary
   Richard F. Wiseman.............. Senior Vice-President
   Louis J. Ragusa................. Vice-President and Secretary

  The business of State Street Research since December 31, 1983 is summarized under "Management of the Fund", in the prospectus constituting Part A of this Registration Statement, which summarization is incorporated herein by reference.

  The list of each director and certain officers of State Street Research indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 6 to the Registration Statement of State Street Research Securities Trust on January 23, 1997.

  The business of GFM International Investors Limited since December 31, 1989 is summarized under "Management of the Fund", in the prospectus constituting Part A of this Registration Statement, which summarization is incorporated herein by reference.

  Set forth below is a list of each director and certain officers of GFM International Investors Limited indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

                                                        ORGANIZATION AND PRINCIPAL
            NAME                  POSITION           BUSINESS ADDRESS OF ORGANIZATION
            ----                  --------           --------------------------------
Theodossios               Retired Vice-Chairman of  Metropolitan Life Insurance Company,
 Athanassiades..........  the Board and Director    New York, NY
 Chairman of the Board    since 12/95; prior
 and Director             thereto, Vice-Chairman
                          of the Board and
                          Director.
                          Director/Officer (until   Certain wholly-owned subsidiaries of
                          12/96)                    Metropolitan Life Insurance Co., New
                                                    York, NY
                          Director                  HABA Advisory Board,
                                                    New York, NY
Gerald Clark ...........  Senior Executive Vice-    Metropolitan Life Insurance Company,
 Director                 President and Chief       New York, NY
                          Investment Officer since
                          1995; prior thereto,
                          Executive Vice-
                          President, Chief
                          Investment Officer
                          Advisory Board            AIG Asian Infrastructure Fund, L.P.,
                                                    New York, NY
                          Director                  The New York Police and Fire Widows'
                                                    and Children's Benefit Fund
                                                    New York, NY
                          Director                  Community Preservation Corporation,
                                                    New York, NY
                          Director                  Century 21 Real Estate Corporation
                          (until 1995)              Irvine, CA
                          Director, Chief           Metropolitan Asset Management
                          Executive Officer,        Corporation
                          President                 New York, NY
                          Director                  MetFirst Insurance Agency, Inc.
                          (until 8/95)              Overland Park, KS
                          Director, since 2/96,     MetLife Investment Management
                          prior thereto, Chairman   Corporation
                          of the Board, Director    White Plains, NY
                          Chairman of the Board,    MetLife Capital Holdings, Inc.
                          Director                  New York, NY
                          Director                  Metropolitan Life Financial Services
                                                    Limited
                                                    Ottawa, Ontario, Canada
                          Director                  Metropolitan Life Holdings Limited
                          (until 1/95)              Ottawa, Ontario, Canada

                                                           ORGANIZATION AND PRINCIPAL
            NAME                      POSITION          BUSINESS ADDRESS OF ORGANIZATION
            ----                      --------          --------------------------------
                              Director                 MetLife International Holdings,
                                                       Inc.
                                                       New York, NY
                              Chairman of the Board,   MetLife Realty Group, Inc.
                              Director                 White Plains, NY
                              Director                 MetLife Securities, Inc.
                              (until 10/95)            New York, NY
                              Chairman of the Board,   Metmor Financial, Inc.
                              Director (until 8/95)    Overland Park, KS
                              Director                 SSRM Holdings, Inc.
                                                       Boston, MA
C. Robert Henrikson.........  Executive Vice-President Metropolitan Life Insurance
 Director                                              Company, New York, NY
                              Director                 MetLife Investment Management
                                                       Corporation
                                                       White Plains, NY
                              Chairman of the Board,   MetLife Security Insurance
                              Director, President,     Company of Louisiana
                              Chief Executive Officer  Baton Rouge, LA
                              Director                 Metropolitan Property & Casualty
                                                       Insurance Company
                                                       Warwick, R.I.
                              Director                 MetLife Realty Group
                                                       White Plains, NY
                              Vice-Chairman            Life Insurance Companies Guaranty
                                                       of New York
                                                       New York, NY
John C. Morrison, Jr........  Senior Vice-President    Metropolitan Life Insurance
 Director                                              Company, New York, NY
                              Director                 MetLife Investment Management
                                                       Corporation
                                                       White Plains, NY
                              Director                 MetLife Realty Group, Inc.
                                                       White Plains, NY
                              Vice-President and       MetLife Securities, Inc.
                              Treasurer (until 4/95)   New York, NY
                              President, Director      MetLife Capital Holdings, Inc.
                                                       New York, NY
                              Chairman of the Board,   MetLife Capital Corporation
                              Director                 Bellevue, WA


                              Director                 Metmor Financial, Inc.
                              (until 1995)             Overland Park, KS
                              Director                 MetFirst Insurance Agency, Inc.
                              (until 1995)             Overland Park, KS
                              Chairman of the Board,   MetLife Capital Financial
                              Director                 Corporation
                                                       Bellevue, WA

                                                           ORGANIZATION AND PRINCIPAL
            NAME                      POSITION          BUSINESS ADDRESS OF ORGANIZATION
            ----                      --------          --------------------------------
                              Director                 CLJ Finco, Inc.
                                                       Bellevue, WA
                              Director                 MLYC Cogen, Inc.
                                                       Wilmington, DE
                              Director                 Searles Cogeneration, Inc.
                                                       Bellevue, WA
                              Director                 MCC Yerkes, Inc.
                                                       Bellevue, WA
                              Director                 Cross & Brown Company
                                                       New York, NY
                              Director                 Cross & Brown Associates
                                                       of New Jersey, Inc.
                                                       New York, NY
                              Director                 Cross & Brown Associates
                                                       of New York, Inc.
                                                       New York, NY
                              Director                 Cross & Brown Construction Corp.
                                                       New York, NY
                              Director                 Cross & Brown of Connecticut,
                                                       Inc.
                                                       Westport, CT
                              Director                 Cross & Brown Company
                                                       of Florida, Inc.
                                                       Jacksonville, FL
                              Director                 Cross & Brown Residentials, Inc.
                                                       New York, NY
                              Director                 Subrown Corp.
                                                       New York, NY
                              Director                 CBNJ, Inc.
                                                       Springfield, NJ
                              Vice-President           Metropolitan Asset Management
                                                       Corporation
                                                       New York, NY
                              Chairman of the Board,   MetPark Funding, Inc.
                              Director, President      New York, NY
                              Director                 Cross & Brown Company
                                                       of Georgia, Inc.
                                                       Atlanta, GA
                              Director                 Cross & Brown Company
                                                       of Maryland, Inc.
                                                       Rockville, MD
                              Director                 Cross & Brown Company
                                                       of Missouri, Inc.
                                                       New York, NY
John H. Tweedie.............  Executive Vice-President Metropolitan Life Insurance
 Director                                              Company, New York, NY

                                                         ORGANIZATION AND PRINCIPAL
            NAME              POSITION                 BUSINESS ADDRESS OF ORGANIZATION
            ----              --------                 --------------------------------
                              Director                 State Street Research Portfolios,
                                                       Inc.
                                                       New York, NY
                              Director                 Metropolitan Series Fund, Inc.
                                                       New York, NY
                              Director                 MetLife International Holdings,
                                                       Inc.
                                                       New York, NY
                              Chairman of the Board,   Texas Life Insurance Company
                              Director                 Waco, TX
                              Director                 Metropolitan Property and
                                                       Casualty
                                                       Insurance Company
                                                       Warwick, RI
                              Director                 Metropolitan Group Property and
                                                       Casualty Insurance Company
                                                       Warwick, RI
Arthur Typermass............  Senior Vice-President,   Metropolitan Life Insurance
 Director                     Treasurer                Company, New York, NY
                              Director                 Furr's Supermarkets, Inc.
                                                       Albuquerque, NM
                              Director                 MetLife Realty Group
                                                       White Plains, NY
                              Director, Treasurer      Metropolitan Life Foundation
                                                       New York, NY
                              Treasurer                Century 21 Real Estate
                              (until 1995)             Corporation
                                                       Irvine, CA
                              Treasurer                Metropolitan Insurance and
                                                       Annuity Company
                                                       New York, NY
                              Treasurer,               23rd Street Investments, Inc.
                              Vice-President           New York, NY
                              Treasurer                Metropolitan Tower Corp.
                                                       New York, NY
                              Treasurer                MetLife Texas Holdings, Inc.
                                                       New York, NY
                              Chairman of the Board,   MetLife Credit Corp.
                              President, Chief         Houston, TX
                              Executive Officer,
                              Treasurer
                              Chairman of the Board,   MetLife Funding, Inc.
                              President, Chief         New York, NY
                              Executive Officer,
                              Treasurer
                              Chairman, President,     MetLife Holdings, Inc.
                              Chief Executive Officer, Houston, TX
                              Treasurer

                                                         ORGANIZATION AND PRINCIPAL
            NAME              POSITION                 BUSINESS ADDRESS OF ORGANIZATION
            ----              --------                 --------------------------------
                              Treasurer                Metropolitan Asset Management
                                                       Corporation
                                                       New York, NY
                              Treasurer                Metropolitan Tower Life
                                                       Insurance Company
                                                       New York, NY
                              Treasurer, Controller    Metropolitan Tower Realty
                                                       Company, Inc.
                                                       New York, NY
                              Treasurer, Controller    2154 Trading Corporation
                                                       New York, NY
                              Treasurer                Centennial Equities Corporation
                                                       New York, NY
                              Treasurer                MetLife Capital Holdings, Inc.
                                                       Newark, DE
                              Director                 MetFirst Insurance
                                                       Agency, Inc.
                                                       Overland Park, KS
                              Treasurer                MetLife International Real Estate
                                                       Equity Shares, Inc.
                                                       Newark, DE
                              Director, Vice-          Park Avenue Funding Corporation
                              President,               New York, NY
                              Treasurer
Ian Vose....................  None                     GFM International Investors, Ltd
 Director, Chief Executive                             11th Floor, Orion House
 Officer, and Chief                                    5 Upper St. Martins Lane
 Investment Officer                                    London, England WC2H9EA

  The list of each director and certain officers of Scudder, Stevens & Clark, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 51 to the Registration Statement of the Scudder International Fund, Inc. (File No. 811-
642) on February 6, 1997. Scudder, Stevens & Clark, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities, and therefore are not considered officers.

  The list of each director and certain officers of Janus indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past five fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 10 to the Registration Statement for Janus Aspen Series (File No. 33-63212) on February 13, 1997.

  The list of each director and certain officers of T. Rowe Price indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-856).

  Loomis Sayles, the sub-adviser of the Loomis Sayles High Yield Bond Portfolio, provides investment advice to the eleven series of Loomis Sayles' Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust III, and three series of New England Zenith Funds, all of which are registered investment companies, and to other organizations and individuals.

  The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant, of State Street Research & Management Company of Boston, Massachusetts and of State Street Bank and Trust Company of Boston, Massachusetts. The address of each is set forth on the back cover of the prospectus forming Part A of this Registration Statement and is incorporated herein by reference. Certain records are maintained at the Registrant's office at 1125 Seventeenth Street, Denver, Colorado 80202.

ITEM 31. MANAGEMENT SERVICES.

  None.

ITEM 32. UNDERTAKINGS.

  (a) Not applicable.

  (b) Not applicable.

  (c) Not applicable.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK, ON THE 28 DAY OF FEBRUARY, 1997.

                                          METROPOLITAN SERIES FUND, INC.
                                                       (REGISTRANT)

                                                  /s/ Jeffrey J. Hodgman
                                          By: .................................
                                               JEFFREY J. HODGMAN President

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                                 DATE

                  *
 .....................................
         JEFFREY J. HODGMAN
  Chairman of the Board, President
  (Principal Executive Officer and
              Director)

                  *
 .....................................
           STEVE A. GARBAN
              Director

                  *
 .....................................
         MALCOLM T. HOPKINS
              Director

                  *
 .....................................
         ROBERT A. LAWRENCE
              Director

                  *
 .....................................
           DEAN O. MORTON
              Director

                  *
 .....................................
       MICHAEL S. SCOTT MORTON
              Director

                  *
 .....................................
           JOHN H. TWEEDIE
              Director

                  *
 .....................................
          BRADFORD W. WHITE
 Controller (Principal Financial and
         Accounting Officer)

  /s/ Christopher P. Nicholas, Esq.
*By: ................................          February 28, 1997
    CHRISTOPHER P. NICHOLAS, ESQ.
          Attorney-in-Fact